As filed with the Securities and Exchange Commission on April 12, 2016
FILE NOS.    33-74534
811-8314

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 42	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 43	☒

Schwab Annuity Portfolios
(Exact Name of Registrant as Specified in Charter)

211 Main Street
San Francisco, California 94105
(Address of Principal Executive Offices)
(800) 648-5300
(Registrant’s Telephone Number, including Area Code)

Marie Chandoha
211 Main Street
San Francisco, California 94105
(Name and Address of Agent for Service)

Copies of communications to:
Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006	John M. Loder, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600	David J. Lekich, Esq. Charles Schwab Investment Management, Inc. 211 Main Street SF211MN-05-491 San Francisco, CA 94105

It is proposed that this filing will become effective (check appropriate box):
□	Immediately upon filing pursuant to paragraph (b)
☒	On April 14, 2016 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	On (date) pursuant to paragraph (a)(1)
□	75 days after filing pursuant to paragraph (a)(2)
□	On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
□	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Schwab Government Money Market Portfolio™ – SWPXX
 (formerly, Schwab Money Market Portfolio)
Prospectus
April 14, 2016
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Schwab Government Money Market Portfolio™

Schwab Government Money Market Portfolio™
(formerly, Schwab Money Market Portfolio)
Ticker Symbol:	SWPXX
Portfolio Summary
Investment objective
The portfolio's goal is to seek the highest current income consistent with stability of capital and liquidity.
Portfolio fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the portfolio. The figures in the Fee Table and Example do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company. If they were reflected, fees would be higher.
Shareholder fees (fees paid directly from your investment)
None
Annual portfolio operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.35
Distribution (12b-1) fees	None
Other expenses	0.18
Total annual portfolio operating expenses[1]	0.53
Less expense reduction	(0.03)
Total annual portfolio operating expenses after expense reduction[1]	0.50
[1]	The investment adviser and its affiliates have agreed to limit the total annual portfolio operating expenses (excluding interest, taxes and certain non-routine expenses, and money fund insurance expenses, if any) of the portfolio to 0.50% of the average daily net assets through April 29, 2018. This agreement may only be amended or terminated with the approval of the portfolio’s Board of Trustees. “Non-routine expenses” that are not subject to the foregoing contractual operating expense limitation agreement include, but are not limited to, any reimbursement payments made by the portfolio to the investment adviser and/or its affiliates of portfolio fees and expenses that were previously waived or reimbursed by the investment adviser and/or its affiliates in order to maintain a positive net yield for the portfolio.
Example
This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. The table does not reflect separate account or insurance contract fees and expenses. If they were reflected, costs would be higher. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$51	$164	$290	$659
Principal investment strategies
To pursue its goal, the portfolio is authorized to invest in U.S. government securities, such as:
•U.S. Treasury bills and notes
•other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks
•repurchase agreements that are collateralized fully by cash and/or U.S. government securities
•obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities
The portfolio intends to operate as a government money market fund under the regulations governing money market funds.
The portfolio will (i) invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and (ii) under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in U.S. government securities, including repurchase agreements that are collateralized fully by U.S. government securities. With respect to the 80% policy, the portfolio will notify its shareholders at least 60 days before changing the policy.

Schwab Government Money Market Portfolio™(formerly, Schwab Money Market Portfolio)1

In choosing securities, the portfolio’s manager seeks to maximize current income within the limits of the portfolio’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.
The investment adviser’s credit research department analyzes and monitors the securities that the portfolio owns or is considering buying. The manager may adjust the portfolio’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the portfolio seeks to maintain a stable $1.00 share price.
As a government money market fund, the portfolio’s Board of Trustees (the Board) has determined not to subject the portfolio to a liquidity fee and/or a redemption gate on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees and/or redemption gates, but only after providing appropriate prior notice to shareholders.
Principal risks
The portfolio is subject to risks, any of which could cause an investor to lose money. The portfolio's principal risks include:
Investment Risk. You could lose money by investing in the portfolio. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The portfolio’s sponsor has no legal obligation to provide financial support to the portfolio, and you should not expect that the sponsor will provide financial support to the portfolio at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the portfolio’s yield will change over time. During periods when interest rates are low, the portfolio’s yield (and total return) also will be low or may even be negative, which may make it difficult for the portfolio to pay expenses out of portfolio assets or maintain a stable $1.00 share price. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the portfolio to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the portfolio’s money market securities holdings. In addition, to the extent the portfolio makes any reimbursement payments to the investment adviser and/or its affiliates, the portfolio’s yield would be lower.
Stable Net Asset Value Risk. If the portfolio or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the portfolio’s share price. The portfolio is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the portfolio enters into a repurchase agreement, the portfolio is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the portfolio buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. The portfolio is subject to the risk that a decline in the credit quality of a portfolio investment could cause the portfolio to lose money or underperform. The portfolio could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the portfolio’s investments in repurchase agreements are collateralized at all times, there is some risk to the portfolio if the other party should default on its obligations and the portfolio is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the portfolio’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the portfolio’s share price or yield to fall.
Many of the U.S. government securities that the portfolio invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the portfolio owns do not extend to the shares of the portfolio itself.
Credit and Liquidity Enhancements Risk. The portfolio may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be significant factor in the investment adviser's decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the portfolio. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the portfolio's holdings.  For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the portfolio. Any decline in the value of the securities held by the portfolio could cause the portfolio's share price or yield to fall.  To the extent that a portion of the portfolio's underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the portfolio to underperform
2Schwab Government Money Market Portfolio™(formerly, Schwab Money Market Portfolio)

or otherwise not meet its objective. The portfolio’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the portfolio, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the portfolio’s yield and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the portfolio’s yield at times could lag the yields of other money market funds.
Redemption Risk. The portfolio may experience periods of heavy redemptions that could cause the portfolio to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the portfolio may have a significant adverse effect on the portfolio’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the portfolio, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The portfolio is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Tax Diversification Risk. As described above, the portfolio intends to operate as a government money market fund under the regulations governing money market funds.  Additionally, the portfolio intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Internal Revenue Code of 1986, as amended (the Diversification Requirements). To satisfy the Diversification Requirements applicable to variable annuity contracts, the value of the assets of the portfolio invested in securities issued by the U.S. government, its agencies or instrumentalities must remain below specified thresholds. For these purposes, each U.S. government agency or instrumentality is treated as a separate issuer.
Operating as a government money market fund may make it difficult for the portfolio to meet the Diversification Requirements. This difficulty may be exacerbated by the potential increase in demand for the types of securities in which the portfolio invests as a result of changes to the rules that govern SEC registered money market funds. A failure to satisfy the Diversification Requirements could have significant adverse tax consequences for variable annuity contract owners whose contract values are determined by investment in the portfolio. See “Distributions and taxes” for more information.
Performance
The bar chart below shows how the portfolio's investment results have varied from year to year, and the following table shows the portfolio's average annual total returns for various periods. This information provides some indication of the risks of investing in the portfolio. All figures assume distributions were reinvested. The figures do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company. Such expenses, if included, would lower the figures shown. The portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future. Prior to
April 14, 2016, the portfolio was named Schwab Money Market Portfolio, and the portfolio operated under certain different investment policies. The portfolio’s historical performance may not represent its current investment policies. Keep in mind that future performance may differ from past performance. Please see www.csimfunds.com/schwabfunds_prospectus or call toll-free1-888-311-4889 for a current seven-day yield.
Annual total returns (%) as of 12/31
Best Quarter: 1.22% Q3 2006
Worst Quarter: 0.00% Q4 2015
Average annual total returns (%) as of 12/31/15
	1 year	5 years	10 years
Portfolio	0.01%	0.01%	1.15%
Investment adviser
Charles Schwab Investment Management, Inc.
Purchase and sale of portfolio shares
Shares of the portfolio are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life insurance and variable annuity contract (variable contract(s)) investors should review the variable contract prospectus prepared by their insurance company for information on how to allocate premiums to the portfolio and to transfer to, and redeem amounts from, the portfolio.
The portfolio is open for business each day that the New York Stock Exchange (NYSE) is open. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the portfolio reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.
Tax information
The portfolio declares a dividend every business day, and pays a dividend to the participating insurance companies’ separate accounts every month, except that in December dividends are paid by the last business day of the month. Distributions are normally reinvested pursuant to elections by the separate accounts. Since the portfolio’s shareholders are insurance company separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the insurance company. Accordingly, no discussion is included about the personal income tax consequences to variable
Schwab Government Money Market Portfolio™(formerly, Schwab Money Market Portfolio)3 contract holders. For this information, such persons should consult the appropriate variable contract prospectus.
Payments to financial intermediaries
The portfolio is currently available solely as an underlying investment for variable contracts issued by life insurance companies. The portfolio and its related companies may make payments to insurance companies (or their affiliates), and to broker-dealers and other financial intermediaries, for distribution and/or other services. These payments may be a factor that the insurance company considers in including the portfolio as an underlying investment option for its variable contracts. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable contract and the portfolio over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.
4Schwab Government Money Market Portfolio™(formerly, Schwab Money Market Portfolio)

Portfolio details
The portfolio invests exclusively in money market instruments. There can be no assurance that the portfolio will achieve its objective. Except as explicitly described otherwise, the strategies and policies of the portfolio may be changed without shareholder approval.
Money fund regulations
Money market funds in the United States are subject to rules governing their operation:
•Credit quality: money funds must invest exclusively in high-quality securities.
•Diversification: requirements for diversification limit the portfolio’s exposure to any given issuer, guarantor or liquidity provider.
•Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted average life to maturity of no more than 120 days. In addition, money funds cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
•Liquidity: taxable money funds are subject to minimum liquidity requirements that prohibit a fund from acquiring certain types of securities if, immediately after the acquisition, the fund’s investments in daily or weekly liquid assets would be below 10% or 30%, respectively, of the fund’s total assets.
Investors should be aware that the investments made by the portfolio and the results achieved by the portfolio at any given time are not expected to be the same as those made by other money market mutual funds for which Charles Schwab Investment Management, Inc. serves as investment adviser, including money market mutual funds with names, investment objectives and policies similar to the portfolio.
Portfolio holdings
A description of the portfolio’s policies and procedures with respect to the disclosure of the portfolio's securities is available in the portfolio’s Statement of Additional Information (SAI). The portfolio posts on its web site at www.csimfunds.com/schwabfunds_prospectus a list of the securities held by it as of the last business day of the most recent month. This list is updated within 5 business days after the end of the month and will remain available online for at least 6 months after the initial posting. In addition, not later than five business days after the end of each calendar month, the portfolio will file a schedule of information regarding its portfolio holdings and other information about the portfolio as of the last day of that month with the SEC on Form N-MFP. These filings will be publicly available immediately upon filing on the SEC’s website at www.sec.gov. A link to the portfolio’s Form N-MFP filings on the SEC’s website will also be available at www.csimfunds.com/schwabfunds_prospectus.
Portfolio details5

Financial highlights
This section provides further details about the portfolio’s financial history for the past five years. Certain information reflects financial results for a single portfolio share. “Total return” shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The figures do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company. Such expenses, if included, would lower the figures shown. The portfolio’s independent registered public accounting firm, PricewaterhouseCoopers LLP (PwC), audited these figures. PwC’s full report is included in the portfolio’s annual report (see back cover).
Schwab Government Money Market Portfolio
	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2],[3]	0.00 [2]	0.00 [2],[4]	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.12% [5]	0.07% [5]	0.08% [5]	0.12% [5]	0.10% [5]
Gross operating expenses	0.54%	0.49%	0.52%	0.49%	0.45%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$ 116	$ 117	$ 106	$ 116	$ 144
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
4
Net realized and unrealized gains (losses) ratio includes payment from affiliate of $45,600.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
6Financial highlights

Portfolio management
The investment adviser for the portfolio is Charles Schwab Investment Management, Inc. (CSIM), 211 Main Street, San Francisco, CA 94105. CSIM was founded in 1989 and as of February 29, 2016, CSIM managed approximately $278.4 billion in assets.
As the investment adviser, CSIM oversees the asset management and administration of the portfolio. As compensation for these services, CSIM receives a management fee from the portfolio. For the 12 months ended December 31, 2015, this fee was 0.00% for the portfolio. This figure, which is expressed as a percentage of the portfolio’s average daily net assets, represents the actual amount paid, including the effects of reductions. The investment adviser and its affiliates have agreed to limit the total annual portfolio operating expenses (excluding interest, taxes and certain non-routine expenses) of the portfolio to 0.50% through April 29, 2018. In addition to the foregoing contractual expense limitation, the investment adviser and/or its affiliates also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for the portfolio.
A discussion regarding the basis for the Board of Trustees’ approval of the portfolio's investment advisory agreement is available in the portfolio's 2015 semi-annual report, which covers the period from January 1, 2015 through June 30, 2015.
Portfolio management7

Investing in the portfolio
Investing through a financial intermediary
Shares of the portfolio are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life and variable annuity contract (variable contract(s)) investors also should review the variable contract prospectus prepared by their insurance company.
Although shares of the portfolio are not available for purchase directly by the general public, you may nevertheless allocate account value under your variable contract to and from the portfolio in accordance with the terms of your variable contract. Please refer to the appropriate variable contract prospectus for further information on how to make an allocation and how to purchase or surrender your variable contract.
Shares of the portfolio are expected to be offered to participating insurance companies and their separate accounts to fund benefits under variable contracts as well as to tax qualified plans. The relationships of tax qualified plans and plan participants to the portfolio would be subject, in part, to the provisions of the individual tax qualified plans and applicable law. Accordingly, such relationships could be different from those described in this prospectus for separate accounts and variable contract owners in such areas, for example, as tax matters and voting privileges.
The portfolio does not foresee any disadvantage to variable contract owners or plan participants arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of variable contracts (and the interests of any plan participants) to conflict. For example, violation of the federal tax laws by one separate account investing in the portfolio could cause the variable contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. The portfolio, the participating insurance companies, and any tax qualified plans investing in the portfolio may be subject to conditions imposed by the SEC that are designed to prevent or remedy any such conflicts. These conditions would require the portfolio’s Board of Trustees to monitor events in order to identify the existence of any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken in response to any such conflict. If a material irreconcilable conflict arises involving separate accounts or tax qualified plans, a separate account or tax qualified plan may be required to withdraw its participation in the portfolio.
The investment adviser or its affiliates may make cash payments out of their own resources, or provide products and services at a discount, to certain brokerage firms, banks, retirement plan service providers, insurance companies and other financial intermediaries that perform shareholder, recordkeeping, subaccounting and other administrative services in connection with investments in portfolio shares. These payments or discounts are separate from, and may be in addition to, any shareholder service fees or other administrative fees the portfolio may pay to those intermediaries. The investment adviser or its affiliates may also make cash payments out of their own resources, or provide products and services at a discount, to certain financial intermediaries that perform distribution, marketing, promotional or other distribution-related services. The payments or discounts described by this paragraph may be substantial; however, distribution-related services provided by such intermediaries are paid by the investment adviser or its affiliates, not by the portfolio or its shareholders.
Share price
The portfolio is open for business each day that the New York Stock Exchange (NYSE) is open.
The portfolio calculates its share price each business day as of the close of the NYSE (generally 4 p.m. Eastern time). If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the portfolio reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day. The portfolio’s share price is its net asset value per share, or NAV, which is the portfolio’s net assets divided by the number of its shares outstanding. The portfolio seeks to maintain a stable NAV of $1. Purchase and redemption orders from separate accounts investing in the portfolio that are received and accepted by a participating insurance company, as the portfolio’s designee, will be executed at the portfolio’s next calculated NAV. The portfolio may take up to seven days to pay sales proceeds to a participating insurance company.
All orders to purchase shares of the portfolio are subject to acceptance by the portfolio and are not binding until confirmed or accepted in writing.
The portfolio values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Many money market funds use this method to calculate NAV.
8Investing in the portfolio

Additional policies affecting your investment
The portfolio reserves certain rights, including the following:
•To temporarily reduce or suspend dividend payments in an effort to maintain the portfolio’s stable $1.00 share price.
•To suspend the right to sell shares back to the portfolio, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC, such as to facilitate an orderly liquidation of the portfolio.
•To withdraw or suspend any part of the offering made by this prospectus.
Information on liquidity fees and redemption gates
As a government money market fund, the portfolio is not required to impose a liquidity fee and/or a redemption gate on portfolio redemptions. The Board has determined not to subject the portfolio to a liquidity fee and/or a redemption gate on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees and/or redemption gates, but only after providing appropriate prior notice to shareholders.
Policy regarding excessive trading and trade activity monitoring. The portfolio’s Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of shares. However, the portfolio is a money market fund and seeks to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the portfolio is designed to serve as a short-term cash equivalent investment for portfolio investors and, therefore, expect portfolio investors to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the portfolio’s investments, and money market instruments in general, and the portfolio’s intended purpose to serve as a short-term investment vehicle for portfolio investors, the portfolio does not monitor or limit portfolio investors purchases and redemptions of shares. However, the portfolio’s policies and procedures do provide it with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.
Insurance companies and/or their separate accounts that invest in the portfolio on behalf of the variable contract owners may have different policies and/or restrictions regarding market timing. Portfolio investors should refer to the applicable variable contract prospectus for more details.
Large shareholder redemptions. Certain accounts or Schwab affiliates may from time to time own (beneficially or of record) or control a significant percentage of the portfolio's shares. Redemptions by these shareholders of their holdings in the portfolio may impact the portfolio's liquidity and NAV. These redemptions may also force the portfolio to sell securities, which may negatively impact the portfolio’s brokerage costs.
Distributions and taxes
The portfolio declares a dividend every business day, and pays a dividend to the participating insurance companies’ separate accounts every month, except that in December dividends are paid by the last business day of the month. Distributions are normally reinvested pursuant to elections by the separate accounts.
The portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). The Code relieves a regulated investment company from certain Federal income tax and excise tax, if the company distributes substantially all of its net investment income and net realized capital gains.
In order to qualify as a regulated investment company, the portfolio must meet certain income limitation and asset diversification requirements under Section 851 of the Code. The portfolio must also meet asset diversification requirements under Section 817(h) of the Code and the related regulations issued by the Internal Revenue Service in order to be offered to life insurance company separate accounts supporting variable contracts. The portfolio intends to comply with these diversification requirements.
For more information regarding the federal income tax consequences of investing in the portfolio, see “Federal Income Taxes” in the SAI. For information concerning the tax consequences of variable contract ownership, variable contract owners should consult the appropriate variable contract prospectus.
Investing in the portfolio9

Notes

To learn more
This prospectus contains important information on the portfolio and should be read and kept for reference. You also can obtain more information from the following sources:
Annual and semi-annual reports, which are mailed to current portfolio investors contain more information about the portfolio’s holdings and detailed financial information about the portfolio. Annual reports also contain information from the portfolio’s managers about strategies, recent market conditions and trends and their impact on portfolio performance.
The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.
For a free copy of any of these documents or to request other information or ask questions about the portfolio, call Schwab Insurance Services at 1-888-311-4887 or contact the Schwab Funds® at 1-800-435-4000. In addition, you may visit the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus for a free copy of a prospectus, SAI or an annual or semiannual report.
The SAI, the portfolio's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC’s website (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.
SEC File Number
Schwab Annuity Portfolios	811-8314
Schwab Government Money Market Portfolio™
Prospectus
April 14, 2016

Schwab® S&P 500 Index Portfolio – SWP1Z
Prospectus
April 14, 2016
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Schwab® S&P 500 Index Portfolio

Schwab® S&P 500 Index Portfolio
Ticker Symbol:	SWP1Z
Portfolio Summary
Investment objective
The portfolio's goal is to track the total return of the S&P 500® Index.
Portfolio fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the portfolio. The figures in the Fee Table and Example do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company. If they were reflected, fees would be higher.
Shareholder fees (paid directly from your investment)
None
Annual portfolio operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.15
Distribution (12b-1) fees	None
Other expenses	0.09
Total annual portfolio operating expenses	0.24
Example
This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same. The figures are based on total annual fund operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. The table does not reflect separate account or insurance contract fees and expenses. If they were reflected, costs would be higher. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$25	$77	$135	$306
Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual portfolio operating expenses or in the example, affect the portfolio's performance. During the most recent fiscal year, the portfolio's portfolio turnover rate was 3% of the average value of its portfolio.
Principal investment strategies
To pursue its goal, the portfolio generally invests in stocks that are included in the S&P 500® Index1. It is the portfolio’s policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The portfolio will notify its shareholders at least 60 days before changing this policy.
The portfolio generally gives the same weight to a given stock as the index does. However, when the investment adviser believes it is in the best interest of the portfolio, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a stock, the investment adviser may cause the portfolio’s weighting of a stock to be more or less than the index’s weighting of the stock. The portfolio may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index.

1
Index ownership — “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management (CSIM). The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab S&P 500® Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the portfolio.
Schwab® S&P 500 Index Portfolio1

The S&P 500 Index includes the stocks of 500 leading U.S. publicly-traded companies from a broad range of industries. Standard & Poor’s, the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in the index in proportion to its total market value.
The portfolio may invest in derivatives, principally futures contracts, and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the portfolio incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the portfolio potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.
The portfolio may concentrate its investments in an industry or group of industries to the extent that its comparative index is also so concentrated.
Principal risks
The portfolio is subject to risks, any of which could cause an investor to lose money. The portfolio's principal risks include:
Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The portfolio primarily follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the portfolio does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the portfolio’s expenses, the portfolio’s performance may be below that of the index.
A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the portfolio is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Tracking Error Risk. As an index fund, the portfolio seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, the portfolio may not invest in certain securities in its index, or match the securities’ weightings to the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.
Large-Cap Risk. Although the S&P 500 Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments – bonds or mid- or small-cap stocks, for instance – the portfolio’s performance also will lag those investments.
Concentration Risk. To the extent that the portfolio’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the portfolio may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Derivatives Risk. The portfolio’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The portfolio’s use of derivatives could reduce the portfolio’s performance, increase its volatility, and could cause the portfolio to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the portfolio.
Liquidity Risk. The portfolio may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the portfolio may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Your investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
For more information on the risks of investing in the portfolio, please see “Portfolio details” section in the prospectus.
Performance
The bar chart below shows how the portfolio's investment results have varied from year to year, and the following table shows how the portfolio's average annual total returns for various periods compared to that of the index. This information provides some indication of the risks of investing in the portfolio. All figures assume distributions were reinvested. The figures do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance may differ from past performance. For current performance information, please see www.csimfunds.com/schwabfunds_prospectus.
2Schwab® S&P 500 Index Portfolio

Annual total returns (%) as of 12/31
Best Quarter: 15.76% Q2 2009
Worst Quarter: (21.58%) Q4 2008
Average annual total returns (%) as of 12/31/15
	1 year	5 years	10 years
Portfolio	1.17%	12.31%	7.16%
Comparative Index (reflects no deduction for expenses or taxes)
S&P 500 Index	1.38%	12.57%	7.31%
Investment adviser
Charles Schwab Investment Management, Inc.
Portfolio managers
Agnes Hong, CFA, Vice President and Head of Passive Equity Strategies, is responsible for the day-to-day co-management of the portfolio. She has managed the portfolio since 2012.
Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the portfolio. He has managed the portfolio since 2013.
David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the portfolio. He has managed the portfolio since 2015.
Purchase and sale of portfolio shares
Shares of the portfolio are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life insurance and variable annuity contract (variable contract(s)) investors should review the variable contract prospectus prepared by their insurance company for information on how to allocate premiums to the portfolio and to transfer to, and redeem amounts from, the portfolio.
The portfolio is open for business each day that the New York Stock Exchange (NYSE) is open. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the portfolio reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.
Tax information
The portfolio will distribute substantially all of its net investment income and capital gains, if any, to the participating insurance companies’ separate accounts each year in June. Distributions are normally reinvested pursuant to elections by the separate accounts. Since the portfolio’s shareholders are insurance company separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the insurance company. Accordingly, no discussion is included about the personal income tax consequences to variable contract holders. For this information, such persons should consult the appropriate variable contract prospectus.
Payments to financial intermediaries
The portfolio is currently available solely as an underlying investment for variable contracts issued by life insurance companies. The portfolio and its related companies may make payments to insurance companies (or their affiliates), and to broker-dealers and other financial intermediaries, for distribution and/or other services. These payments may be a factor that the insurance company considers in including the portfolio as an underlying investment option for its variable contracts. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable contract and the portfolio over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.
Schwab® S&P 500 Index Portfolio3

Portfolio details
There can be no assurance that the portfolio will achieve its objective. Except as explicitly described otherwise, the strategies and policies of the portfolio may be changed without shareholder approval.
The principal investment strategies and the main risks associated with investing in the portfolio are summarized in the portfolio summary at the front of this prospectus. This section takes a more detailed look at some of the types of securities, the associated risks, and the various investment strategies that may be used in day-to-day portfolio management of the portfolio, as described below. In addition to the particular types of securities and strategies that are described in this prospectus, the portfolio may use strategies that are not described herein in support of its overall investment goal. These additional strategies and the risks associated with them are described in the “Investment strategies, securities and risks” section in the Statement of Additional Information (SAI).
Investment objectives and more about principal risks
Schwab® S&P 500 Index Portfolio
Investment objective
The portfolio's goal is to track the total return of the S&P 500® Index.
Index
The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries. Standard & Poor’s, the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in the index in proportion to its total market value.
Although the 500 companies in the index constitute only about 13% of all the publicly traded companies in the United States, they represent approximately 79% of the total value of the U.S. stock market, as of December 31, 2015.
Companies included in the index are generally considered large-cap stocks. Their performance is widely followed, and the index itself is popularly seen as a measure of overall U.S. stock market performance.
Because the index weights a stock according to its market capitalization (total market value of all shares outstanding), larger stocks have more influence on the performance of the index than do the index’s smaller stocks.
More information about principal investment risks
The portfolio is subject to risks, any of which could cause an investor to lose money.
Investors should be aware that the investments made by the portfolio and the results achieved by the portfolio at any given time are not expected to be the same as those made by other mutual funds for which Charles Schwab Investment Management, Inc. serves as investment adviser, including mutual funds with names, investment objectives and policies similar to the portfolio.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Tracking Error Risk. As an index fund, the portfolio seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of the portfolio and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, the portfolio may not invest in certain securities in its index, match the securities’ weighting to the index, or the portfolio may invest in securities not in the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error. The portfolio may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In addition, cash flows into and out of the portfolio, operating expenses and trading costs all affect the ability of the portfolio to match the performance of its index, because the index does not have to manage cash flows and does not incur any costs.
Derivatives Risk. The portfolio may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are futures and options on futures. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The use of derivatives, subject to regulation by the Commodity Futures Trading Commission (CFTC), could cause the portfolio to become a commodity pool, which would require the fund to comply with certain CFTC rules.
4Portfolio details

The portfolio’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this prospectus. The portfolio’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on the portfolio. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the portfolio to realize higher amounts of short-term capital gain. The portfolio's use of derivatives could reduce the portfolio's performance, increase its volatility, and could cause the portfolio to lose more than the initial amount invested.
Liquidity Risk. Liquidity risk exists when particular investments may be difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In such cases, the portfolio, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities. Liquidity risk also includes the risk that market conditions or large shareholder redemptions may impact the ability of the portfolio to meet redemption requests within the required time period. In order to meet such redemption requests, the portfolio may be forced to sell securities at inopportune times or prices.
Securities Lending Risk. The portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the portfolio lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the portfolio will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The portfolio will also bear the risk of any decline in the value of securities acquired with cash collateral. The portfolio may pay lending fees to a party arranging the loan.
Portfolio holdings
A description of the portfolio’s policies and procedures with respect to the disclosure of the portfolio's securities is available in the portfolio's SAI.
Portfolio details5

Financial highlights
This section provides further details about the portfolio’s financial history for the past five years. Certain information reflects financial results for a single  portfolio share. “Total return” shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The figures do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company. Such expenses, if included, would lower the figures shown. The portfolio’s independent registered public accounting firm, PricewaterhouseCoopers, LLP (PwC), audited these figures. PwC’s full report is included in the portfolio’s annual report (see back cover).
Schwab S&P 500 Index Portfolio
	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$ 30.21	$ 27.03	$ 20.82	$18.30	$ 18.27
Income (loss) from investment operations:
Net investment income (loss)	0.59 [1]	0.48	0.42	0.41	0.34
Net realized and unrealized gains (losses)	(0.24)	3.12	6.19	2.45	0.02 [2]
Total from investment operations	0.35	3.60	6.61	2.86	0.36
Less distributions:
Distributions from net investment income	(0.47)	(0.42)	(0.40)	(0.34)	(0.33)
Net asset value at end of period	$30.09	$30.21	$ 27.03	$ 20.82	$18.30
Total return	1.17%	13.41%	32.06%	15.74%	1.89%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.24%	0.22%	0.24%	0.28%	0.27%
Gross operating expenses	0.24%	0.23%	0.26%	0.29%	0.28%
Net investment income (loss)	1.94%	1.79%	1.84%	2.03%	1.82%
Portfolio turnover rate	3%	2%	2%	4%	4%
Net assets, end of period (x 1,000,000)	$ 245	$ 229	$ 193	$ 139	$ 122
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
6Financial highlights

Portfolio management
The investment adviser for the portfolio is Charles Schwab Investment Management, Inc. (CSIM), 211 Main Street, San Francisco, CA 94105. CSIM was founded in 1989 and as of February 29, 2016, CSIM managed approximately $278.4 billion in assets.
As the investment adviser, CSIM oversees the asset management and administration of the portfolio. As compensation for these services, the firm receives a management fee from the portfolio. For the 12 months ended December 31, 2015, this fee was 0.15% for the Schwab® S&P 500 Index Portfolio. This figure, which is expressed as a percentage of the portfolio’s average daily net assets, represents the actual amounts paid, including the effects of reductions.
A discussion regarding the basis for the Board of Trustees’ approval of the portfolio's investment advisory agreement is available in the portfolio's 2015 semi-annual report, which covers the period from January 1, 2015 through June 30, 2015.
Agnes Hong, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab’s passive equity funds and ETFs, which comprise the Schwab Equity Index Funds, the Schwab Fundamental Index Funds, and the Schwab Equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.
Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the portfolio. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.
David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the portfolio. He joined CSIM in 2008 and became a Portfolio Manager in September 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).
Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the portfolio is available in the portfolio's SAI.
Portfolio management7

Investing in the portfolio
Investing through a financial intermediary
Shares of the portfolio are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life and variable annuity contract (variable contract(s)) investors also should review the variable contract prospectus prepared by their insurance company.
Although shares of the portfolio are not available for purchase directly by the general public, you may nevertheless allocate account value under your variable contract to and from the portfolio in accordance with the terms of your variable contract. Please refer to the appropriate variable contract prospectus for further information on how to make an allocation and how to purchase or surrender your variable contract.
Shares of the portfolio are expected to be offered to participating insurance companies and their separate accounts to fund benefits under variable contracts as well as to tax qualified plans. The relationships of tax qualified plans and plan participants to the portfolio would be subject, in part, to the provisions of the individual tax qualified plans and applicable law. Accordingly, such relationships could be different from those described in this prospectus for separate accounts and variable contract owners in such areas, for example, as tax matters and voting privileges.
The portfolio does not foresee any disadvantage to variable contract owners or plan participants arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of variable contracts (and the interests of any plan participants) to conflict. For example, violation of the federal tax laws by one separate account investing in the portfolio could cause the variable contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. The portfolio, the participating insurance companies, and any tax qualified plans investing in the portfolio may be subject to conditions imposed by the SEC that are designed to prevent or remedy any such conflicts. These conditions would require the portfolio’s Board of Trustees to monitor events in order to identify the existence of any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken in response to any such conflict. If a material irreconcilable conflict arises involving separate accounts or tax qualified plans, a separate account or tax qualified plan may be required to withdraw its participation in the portfolio.
The investment adviser or its affiliates may make cash payments out of their own resources, or provide products and services at a discount, to certain brokerage firms, banks, retirement plan service providers, insurance companies and other financial intermediaries that perform shareholder, recordkeeping, subaccounting and other administrative services in connection with investments in portfolio shares. These payments or discounts are separate from, and may be in addition to, any shareholder service fees or other administrative fees the portfolio may pay to those intermediaries. The investment adviser or its affiliates may also make cash payments out of their own resources, or provide products and services at a discount, to certain financial intermediaries that perform distribution, marketing, promotional or other distribution-related services. The payments or discounts described by this paragraph may be substantial; however, distribution-related services provided by such intermediaries are paid by the investment adviser or its affiliates, not by the portfolio or its shareholders.
Share price
The portfolio is open for business each day that the New York Stock Exchange (NYSE) is open.
The portfolio calculates its share price each business day as of the close of the NYSE (generally, 4 p.m. Eastern time). If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the portfolio reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day. The portfolio’s share price is its net asset value per share, or NAV, which is the portfolio’s net assets divided by the number of its shares outstanding. Purchase and redemption orders from separate accounts investing in the portfolio that are received and accepted by a participating insurance company, as the portfolio's designee, will be executed at the portfolio’s next calculated NAV. The portfolio may take up to seven days to pay sales proceeds to a participating insurance company.
All orders to purchase shares of the portfolio are subject to acceptance by the portfolio and are not binding until confirmed or accepted in writing.
In valuing its securities, the portfolio uses market quotes or official closing prices if they are readily available. In cases where quotes are not readily available or the adviser deems them unreliable, the portfolio may value securities based on fair values developed using methods approved by the portfolio’s Board of Trustees.
8Investing in the portfolio

Additional policies affecting your investment
The portfolio reserves certain rights, including the following:
•To suspend the right to sell shares back to the portfolio, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.
•To withdraw or suspend any part of the offering made by this prospectus.
Policy regarding short-term or excessive trading and trade activity monitoring. The portfolio is intended for long-term investment and not for short-term or excessive trading (collectively “market timing”). Market timing may adversely impact the portfolio's performance by disrupting the efficient management of the portfolio and increasing portfolio transaction costs causing the portfolio to maintain higher cash balances, and diluting the value of the portfolio's shares.
In order to discourage market timing, the portfolio's Board of Trustees has adopted policies and procedures that are reasonably designed to reduce the risk of market timing by portfolio shareholders. The portfolio seeks to deter market timing through several methods. These methods may include: fair value pricing and trade activity monitoring. Fair value pricing is discussed more thoroughly in the subsequent pages of this prospectus and is considered to be a key element of the portfolio's policy regarding short term or excessive trading. Trade activity monitoring is risk based and seeks to identify patterns of activity in amounts that might be detrimental to the portfolio.
Although these methods are designed to discourage market timing, there can be no guarantee that the portfolio will be able to identify and restrict investors that engage in such activities. In addition, some of these methods are inherently subjective and involve judgment in their application. The portfolio and its service providers seek to make these judgments and applications uniformly and in a manner that they believe is consistent with interests of the portfolio’s long-term shareholders. The portfolio may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.
The portfolio or its service providers maintain risk-based surveillance procedures designed to detect market timing in portfolio shares in amounts that might be detrimental to the portfolio. Under these procedures, the portfolio has requested that service providers to the portfolio monitor transactional activity in amounts and frequency determined by the portfolio to be significant to the portfolio and in a pattern of activity that potentially could be detrimental to the portfolio. If the portfolio, in its sole discretion based on these or other factors, determines that a shareholder has engaged in market timing, it may refuse to process future purchases or exchanges into the portfolio by that shareholder. These procedures may be modified from time to time as appropriate to improve the detection of market timing and to comply with applicable laws. However, because the portfolio is sold only through variable annuity contracts offered through separate accounts, the detection and deterrence of market timing activities in some instances may be more efficient at the separate account level than at the portfolio level.
The portfolio may also defer to an insurance company’s (or its agent’s) frequent trading policies with respect to those portfolio investors who invest in the portfolio through such insurance company. The portfolio will defer to an insurance company’s policies only after the portfolio determines that the insurance company’s frequent trading policies are reasonably designed to reduce the risk of market timing. Transactions by portfolio investors investing through such insurance company will be subject to the restrictions of the insurance company’s frequent trading policies, which may differ from those of the portfolio. Portfolio investors should consult with their insurance company to determine the frequent trading restrictions that apply to their portfolio transactions.
The portfolio typically receives purchase, redemption and exchange orders from variable contracts through omnibus accounts. Omnibus accounts are accounts that aggregate customer transaction orders. Under these circumstances, it may be difficult or impossible for the portfolio to identify individual underlying account holder activity. It may not be clear when a person purchases a contract or policy that he or she is a market timer or might engage in excessive trading activity. In addition, certain contracts and policies by their terms may permit a minimum number of transfers per year. Moreover, inappropriate transfers may involve both the portfolio and a portfolio managed by a totally separate trust, with the result that the portfolio may not be best positioned to identify inappropriate transfers. The portfolio anticipates that it will work actively with the issuers of contracts and policies to monitor and regulate trading activity. In the event that the portfolio detects what it believes may constitute inappropriate trading, the portfolio typically would notify the insurance company issuing the variable contract that is engaging in this trading. At that point, the portfolio may require the insurance company to provide certain portfolio investor transaction information and require the insurance company to restrict the portfolio investor from future purchases or exchanges in the portfolio.
The portfolio reserves the right to restrict, reject or cancel within a reasonable time, without prior notice, any purchase order for any reason.
Fair value pricing. The Board of Trustees has adopted procedures to fair value the securities when market prices are not “readily available” or are unreliable. For example, the portfolio may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market.
Investing in the portfolio9

By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the portfolio seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the portfolio's portfolio holdings and the net asset value of the portfolio’s shares, and seeks to help ensure that the prices at which the portfolio’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.
The portfolio makes fair value determinations in good faith in accordance with the portfolio’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the portfolio could obtain the fair value assigned to the security upon the sale of such security.
Large shareholder redemptions. Certain accounts or Schwab affiliates may from time to time own (beneficially or of record) or control a significant percentage of the portfolio's shares. Redemptions by these shareholders of their holdings in the portfolio may impact the portfolio's liquidity and NAV. These redemptions may also force the portfolio to sell securities, which may negatively impact the portfolio’s brokerage costs.
Distributions and taxes
The portfolio will distribute substantially all of its net investment income and capital gains, if any, to the participating insurance companies’ separate accounts each year in June. Distributions are normally reinvested pursuant to elections by the separate accounts.
The portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). The Code relieves a regulated investment company from certain Federal income tax and excise tax, if the company distributes substantially all of its net investment income and net realized capital gains.
In order to qualify as a regulated investment company, the portfolio must meet certain income limitation and asset diversification requirements under Section 851 of the Code. The portfolio must also meet asset diversification requirements under Section 817(h) of the Code and the related regulations issued by the Internal Revenue Service in order to be offered to life insurance company separate accounts supporting variable contracts. The portfolio intends to comply with these diversification requirements.
For more information regarding the federal income tax consequences of investing in the portfolio, see “Federal Income Taxes” in the SAI. For information concerning the tax consequences of variable contract ownership, variable contract owners should consult the appropriate variable contract prospectus.
10Investing in the portfolio

To learn more
This prospectus contains important information on the portfolio and should be read and kept for reference. You also can obtain more information from the following sources:
Annual and semi-annual reports, which are mailed to current portfolio investors contain more information about the portfolio’s holdings and detailed financial information about the portfolio. Annual reports also contain information from the portfolio’s managers about strategies, recent market conditions and trends and their impact on portfolio performance.
The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.
For a free copy of any of these documents or to request other information or ask questions about the portfolio, call Schwab Insurance Services at 1-888-311-4887 or contact Schwab Funds® at 1-800-435-4000. In addition, you may visit the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, for a free copy of a prospectus, SAI or an annual or semi-annual report.
The SAI, the portfolio's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC’s website (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.
SEC File Number
Schwab Annuity Portfolios	811-8314
Schwab® S&P 500 Index Portfolio
Prospectus
April 14, 2016

Schwab MarketTrack Growth Portfolio II™ – SWH1Z
Prospectus
April 14, 2016
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Schwab MarketTrack Growth Portfolio II™

Schwab MarketTrack Growth Portfolio II™
Ticker Symbol:	SWH1Z
Portfolio summary
Investment objective
The portfolio seeks high capital growth with less volatility than an all-stock portfolio.
Portfolio fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the portfolio. The figures in the Fee Table and Example do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company. If they were reflected, fees would be higher.
Shareholder fees (fees paid directly from your investment)
None
Annual portfolio operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.44
Distribution (12b-1) fees	None
Other expenses	0.30
Acquired fund fees and expenses (AFFE)[1]	0.17
Total annual portfolio operating expenses[1]	0.91
Less expense reduction	(0.24)
Total annual portfolio operating expenses (including AFFE) after expense reduction[1,2]	0.67
[1]	The total annual portfolio operating expenses in the fee table may differ from the expense ratios in the portfolio's “Financial highlights” because the financial highlights include only the portfolio's direct operating expenses and do not include acquired fund fees and expenses (AFFE), which reflect the estimated amount of the fees and expenses incurred indirectly by the portfolio through its investments in the underlying funds during its prior fiscal year.
[2]	The investment adviser and its affiliates have agreed to limit the total annual portfolio operating expenses (excluding interest, taxes and certain non-routine expenses) of the portfolio to 0.50% through April 29, 2018. This agreement is limited to the portfolio’s direct operating expenses and does not apply to AFFE. This agreement may only be amended or terminated with the approval of the portfolio’s Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same. The figures are based on total annual portfolio operating expenses (including AFFE) after expense reduction. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. The table does not reflect separate account or insurance contract fees and expenses. If they were reflected, costs would be higher. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$68	$241	$456	$1,074
Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual portfolio operating expenses or in the example, affect the portfolio's performance. During the most recent fiscal year, the portfolio's portfolio turnover rate was 9% of the average value of its portfolio.
Principal investment strategies
To pursue its goal, the portfolio maintains a defined asset allocation. The portfolio’s target allocation includes stock, bond and cash investments.
The portfolio’s allocation focuses on stock investments, while including some bonds and cash investments in seeking to reduce the portfolio’s volatility. The portfolio seeks to remain close to the target allocations of 80% equity, 15% fixed income and 5% cash and cash equivalents (including money market funds) and typically does not change its target allocation.
The equity allocation is further divided into three segments: 40% of assets for large-cap, 20% for small-cap and 20% for international.

Schwab MarketTrack Growth Portfolio II™1

The portfolio invests mainly in other Schwab Funds®, including index funds, which seek to track the total returns of various market indices. Index funds typically invest in the securities included in the index they are tracking, and generally give each security the same weight as the index does. The underlying funds may invest in derivatives, and lend their securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. Each underlying fund focuses on a different market segment.
The portfolio manager monitors the portfolio’s holdings and cash flow and manages them as needed in order to maintain the portfolio’s target allocation. The manager may permit modest deviations from the target allocation for certain periods of time, in order to reduce transaction costs.
Principal risks
The portfolio is subject to risks, any of which could cause an investor to lose money. The portfolio's principal risks include:
Asset Allocation Risk. The portfolio is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the portfolio’s assets among the various asset classes and market segments will cause the portfolio to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the portfolio or vice versa. However, the investment adviser is a fiduciary to the portfolio and is legally obligated to act in the portfolio's best interests when selecting underlying funds.
Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.
Direct Investment Risk. The portfolio may invest directly in individual securities as well as other mutual funds, ETFs and cash equivalents, including money market securities, to maintain its allocations. The portfolio’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. The value of your investment in the portfolio is based primarily on the prices of the underlying funds that the portfolio purchases. In turn, the price of each underlying fund is based on the value of its securities. The portfolio is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the portfolio, investors should assess the risks associated with the underlying funds in which the portfolio may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the portfolio’s exposure to a particular risk will be proportionate to the portfolio’s overall asset allocation and underlying fund allocation.
•Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•Investment Risk. The portfolio may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.
•Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•Tracking Error Risk. Each underlying index fund seeks to track the performance of its benchmark indices, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•Large-Cap Risk. Many of the risks of the underlying funds are associated with their investments in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments – bonds or mid- or small-cap stocks, for instance – an underlying fund’s performance also will lag those investments.
•Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments–large-cap and mid-cap stocks, for instance–an underlying fund’s small-cap holdings could reduce performance.
2Schwab MarketTrack Growth Portfolio II™

•Money Market Fund Risk. The portfolio may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the portfolio sells the shares it owns they may be worth more or less than what the portfolio originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Effective October 14, 2016, certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund's liquidity falls below required minimums.
•Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.
•Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the underlying fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in an underlying fund would be adversely affected.
•Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund's use of derivatives could reduce the underlying fund's performance, increase volatility, and could cause the fund to lose more than the inital amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•Exchange-Traded Fund (ETF) Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.
•Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by an underlying fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
•Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. This risk is greater when the underlying fund holds bonds with longer maturities. To the extent that the investment adviser (or sub-adviser) of an underlying fund anticipates interest rate trends imprecisely, the underlying fund could miss yield opportunities or its share price could fall. Inflation-protected securities may react differently to interest rate changes than other types of debt securities and, as discussed below, tend to react to changes in “real” interest rates.
•Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
•Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
For more information on the risks of investing in the portfolio please see the “Portfolio details” section in the prospectus.
Performance
The bar chart below shows how the portfolio's investment results have varied from year to year, and the following table shows how the portfolio's average annual total returns for various periods compared to those of certain broad based indices and a composite index based on the portfolio’s target allocation. This information provides some indication of the risks of investing in the portfolio. All figures assume distributions were reinvested. The figures do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance may differ from past performance. For current performance information, please see www.csimfunds.com/schwabfunds_prospectus.
Schwab MarketTrack Growth Portfolio II™3

Annual total returns (%) as of 12/31
Best Quarter: 16.43% Q2 2009
Worst Quarter: (18.06%) Q4 2008
Average annual total returns (%) as of 12/31/15
	1 year	5 years	10 years
Portfolio	(0.93%)	7.71%	5.48%
Comparative Indices (reflect no deduction for expenses or taxes)
S&P 500® Index	1.38%	12.57%	7.31%
Barclays U.S. Aggregate Bond Index	0.55%	3.25%	4.51%
Growth Composite Index II1	(0.23%)	8.31%	5.94%
[1]	The Growth Composite Index II is a custom blended index developed by Charles Schwab Investment Management, Inc. based on a comparable portfolio asset allocation. Effective January 15, 2015, the index is composed of 30% S&P 500 Index, 10% Schwab 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE (Net) Index, 15% Barclay’s U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months Index. For the period March 1, 2014 to January 14, 2015, the index was composed of 40% S&P 500 Index, 20% Russell 2000 Index, 20% MSCI EAFE (Net) Index, 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market was replaced in the Growth Composite Index II by the S&P 500 Index and the Russell 2000 Index. Prior to March 1, 2014, the index was composed of 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE (Net) Index, 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months Index.
Investment adviser
Charles Schwab Investment Management, Inc.
Portfolio manager
Zifan Tang, Ph.D., CFA, Managing Director and Head of Asset Allocation Strategies, is responsible for the day-to-day management of the portfolio. She has managed the portfolio since 2012.
Purchase and sale of portfolio shares
Shares of the portfolio are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life insurance and variable annuity contract (variable contract(s)) investors should review the variable contract prospectus prepared by their insurance company for information on how to allocate premiums to the portfolio and to transfer to, and redeem amounts from, the portfolio.
The portfolio is open for business each day that the New York Stock Exchange (NYSE) is open. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the portfolio reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.
Tax information
The portfolio will distribute substantially all of its net investment income and capital gains, if any, to the participating insurance companies’ separate accounts each year in June. Distributions are normally reinvested pursuant to elections by the separate accounts. Since the portfolio’s shareholders are insurance company separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the insurance company. Accordingly, no discussion is included about the personal income tax consequences to variable contract holders. For this information, such persons should consult the appropriate variable contract prospectus.
Payments to financial intermediaries
The portfolio is currently available solely as an underlying investment for variable contracts issued by life insurance companies. The portfolio and its related companies may make payments to insurance companies (or their affiliates), and to broker-dealers and other financial intermediaries, for distribution and/or other services. These payments may be a factor that the insurance company considers in including the portfolio as an underlying investment option for its variable contracts. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable contract and the portfolio over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.
4Schwab MarketTrack Growth Portfolio II™

Portfolio details
There can be no assurance that the portfolio will achieve its objective. Except as explicitly described otherwise, the strategies and policies of the portfolio may be changed without shareholder approval.
The principal investment strategies and the main risks associated with investing in the portfolio are summarized in the portfolio summary at the front of this prospectus. This section takes a more detailed look at some of the types of securities, the associated risks, and the various investment strategies that may be used in day-to-day portfolio management of the portfolio, as described below. The portfolio seeks to achieve its investment objective by primarily investing in other Schwab and/or Laudus Funds and to a lesser degree in unaffiliated third party mutual funds (the underlying funds). These underlying funds will include stock, bond and money market funds and will be used by the portfolio to meet its target allocations and investment style. Because the portfolio primarily invests in other funds rather than in individual stocks and bonds, the portfolio is considered a “fund of funds.” A fund of funds bears its own direct expenses in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. Investors should be aware that the investments made by the portfolio and the results achieved by the portfolio at any given time are not expected to be the same as those made by other mutual funds for which Charles Schwab Investment Management, Inc. serves as investment adviser, including mutual funds with names, investment objectives and policies similar to the portfolio.
Investment objective, strategies and risks
Schwab MarketTrack Growth Portfolio II™
Investment objective
The portfolio seeks high capital growth with less volatility than an all-stock portfolio.
Investment strategy
To pursue its goal, the portfolio maintains a defined asset allocation. The portfolio’s target allocation includes stock, bond and cash investments.
The portfolio’s allocation focuses on stock investments, while including some bonds and cash investments in seeking to reduce the portfolio’s volatility. The portfolio seeks to remain close to the target allocations of 80% equity, 15% fixed income and 5% cash and cash equivalents (including money market funds) and typically does not change its target allocation.
The equity allocation is further divided into three segments: 40% of assets for large-cap, 20% for small-cap and 20% for international.
The portfolio invests mainly in other Schwab Funds®, including index funds, which seek to track the total returns of various market indices. Index funds typically invest in the securities included in the index they are tracking, and generally give each security the same weight as the index does. Each underlying fund focuses on a different market segment.
The portfolio manager monitors the portfolio’s holdings and cash flow and manages them as needed in order to maintain the portfolio’s target allocation. The manager may permit modest deviations from the target allocation for certain periods of time, in order to reduce transaction costs.
The underlying funds may invest in derivatives, and lend their securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. In addition, the portfolio may purchase individual securities to maintain its allocation.
Principal investment risks
The portfolio is subject to risks, any of which could cause an investor to lose money.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist. For example, the investment adviser’s decisions to cause the portfolio to purchase or redeem shares of an affiliated underlying fund could be influenced by its belief that an affiliated underlying fund may benefit from additional assets or that it is in the best interests of the affiliated underlying fund to limit purchases of shares of the underlying fund. In such cases, the best interests of the affiliated underlying fund may not be aligned with those of the portfolio or vice versa. In addition, the investment adviser may be influenced by an insurance company that uses the portfolio as an investment vehicle for its variable life and annuity products in terms of how the portfolio is managed and its risk profile. However, the investment adviser is a fiduciary to the portfolio and is legally obligated to act in the portfolio's best interests when selecting underlying funds.
Portfolio details5

Underlying Fund Investment Risk. The value of your investment in the portfolio is based primarily on the prices of the underlying funds that the portfolio purchases. In turn, the price of each underlying fund is based on the value of its securities. The portfolio is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the portfolio, investors should assess the risks associated with the underlying funds in which the portfolio may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the portfolio’s exposure to a particular risk will be proportionate to the portfolio’s overall asset allocation and underlying fund allocation.
•Concentration Risk. To the extent that the underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The portfolio may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•Investment Style Risk. An underlying fund’s investment style may impact the performance of a portfolio. For example, an underlying fund may invest in accordance with an indexing investment style, causing the underlying fund to follow the performance of an index during upturns as well as downturns. In addition, an underlying fund may have an investment style that favors certain types of investments over others. As a result, such an underlying fund may underperform funds that do not limit their investments to the particular type of investment.
•Equity Risk. The prices of equity securities in which the underlying funds invest rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but typically are more sensitive to interest rate changes than the underlying common stock. The rights of common stockholders are generally subordinate to the rights associated with an issuer’s preferred stocks and the rights of preferred stockholders are generally subordinate to the rights associated with an issuer’s debt securities on the distribution of an issuer’s assets in the event of a liquidation.
•Tracking Error Risk. Each underlying index fund seeks to track the performance of its benchmark indices, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, an underlying fund may not invest in certain securities in its benchmark index, or match the securities’ weighting to the benchmark, due to regulatory, operational, custodial or liquidity constraints, which may result in tracking error. An underlying fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In addition, cash flows into and out of an underlying fund, operating expenses and trading costs all affect the ability of the fund to match the performance of its benchmark index, because the benchmark index does not have to manage cash flows and does not incur any costs.
•Large-Cap Risk. Many of the risks of the underlying funds are associated with their investments in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments – bonds or mid- or small-cap stocks, for instance – an underlying fund’s performance also will lag those investments.
•Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks. Accordingly, underlying funds that invest in small-cap securities may be more volatile than underlying funds that invest in large- and mid-cap securities. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. In addition, smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete. During a period when small-cap stocks fall behind other types of investments – bonds or large-cap stocks, for instance – an underlying fund’s performance also will lag those investments.
6Portfolio details

•Money Market Fund Risk. The portfolio may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the portfolio sells the shares it owns they may be worth more or less than what the portfolio originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Effective October 14, 2016, certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund's liquidity falls below required minimums.
•Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. An underlying fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. During any period when foreign securities underperform other types of investments – U.S. securities, for instance – an underlying fund’s performance also will lag those investments. To the extent that an underlying fund invests a significant portion of its assets in any one country, the underlying fund will be subject to a greater risk of loss or volatility than if the underlying fund always maintained wide geographic diversity among the countries in which it invests. Investing in any one country makes an underlying fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.
•Currency Risk. As a result of certain underlying funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, these underlying funds will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an underlying fund’s investment would be adversely affected. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by United States or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to an underlying fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transactions costs. Forward contracts on foreign currencies are not traded on exchanges; rather, a bank or dealer will act as agent or principal in order to make or take future delivery of a specified lot of a particular currency for the underlying fund’s account. An underlying fund is subject to the risk of a principal’s failure, inability or refusal to perform with respect to such contracts.
•Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as credit risk, leverage risk, liquidity risk and market risk are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gain. An underlying fund's use of derivatives could reduce a fund's performance, increase its volatility, and could cause a fund to lose more than the initial amount invested. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security. An underlying fund's use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Portfolio details7

•Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by an underlying fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to its issuer’s ability to make timely payments or otherwise honor its obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy. Mortgage- or asset-backed securities are subject to the risk that these bonds may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower than market rates of interest, which could hurt the fund’s yield or share price. Also, bonds of foreign issuers may be more volatile than those of comparable bonds from U.S. issuers, for reasons ranging from limited issuer information to the risk of political upheaval. An underlying fund’s use of mortgage dollar rolls could cause the fund to lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
•Exchange-Traded Fund (ETF) Risk. When an underlying fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a proportionate share of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.
•Liquidity Risk. Liquidity risk exists when particular investments may be difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In such cases, an underlying fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experiencing lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities. Liquidity risk also includes the risk that market conditions or large shareholder redemptions may impact the ability of an underlying fund to meet redemption requests within the required time period. In order to meet such redemption requests, the underlying fund may be forced to sell securities at inopportune times or prices.
•Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When an underlying fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and an underlying fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. An underlying fund will also bear the risk of any decline in the value of securities acquired with cash collateral. An underlying fund may pay lending fees to a party arranging the loan.
•Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund’s share price to fall. The underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade bonds. Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns. Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the bonds.
•Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose the underlying fund to greater risk. In a reverse repurchase agreement, the underlying fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. Leverage tends to magnify the effect of any decrease or increase in the value of the underlying fund’s portfolio securities. The use of leverage may cause the underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
•Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which an underlying fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. The underlying fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
8Portfolio details

•Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates may rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. This risk is greater when the underlying fund holds bonds with longer maturities. An underlying fund may also lose money if interest rates rise sharply. The longer an underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates. Rising interest rates may decrease liquidity in the fixed income securities markets, making it more difficult for an underlying fund to sell its fixed income securities holdings at a time when the investment adviser might wish to sell such securities. In addition, decreased market liquidity also may make it more difficult to value some or all of an underlying fund’s fixed income securities holdings. To the extent that the investment adviser (or sub-adviser(s)) of an underlying fund anticipates interest rate trends imprecisely, the underlying fund could miss yield opportunities or its share price could fall. Inflation-protected securities may react differently to interest rate changes than other types of debt securities and, as discussed below, tend to react to changes in “real” interest rates.
•Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an underlying fund that holds these securities may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of an underlying fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.
•Geographic Risk. To the extent an underlying fund’s investments in a single country or a limited number of countries represent a higher percentage of the underlying fund’s assets, the underlying fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Portfolio holdings
A description of the portfolio's policies and procedures with respect to the disclosure of the portfolio's securities is available in the portfolio’s SAI.
Portfolio details9

Financial highlights
This section provides further details about the portfolio’s financial history for the past five years. Certain information reflects financial results for a single  portfolio share. “Total return” shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The figures do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company. Such expenses, if included, would lower the figures shown. The portfolio’s independent registered public accounting firm, PricewaterhouseCoopers, LLP (PwC), audited these figures. PwC’s full report is included in the portfolio’s annual report (see back cover).
Schwab MarketTrack Growth Portfolio II
	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$ 19.43	$19.30	$ 16.04	$ 14.50	$14.89
Income (loss) from investment operations:
Net investment income (loss)[1]	0.27	0.28	0.23	0.29	0.27
Net realized and unrealized gains (losses)	(0.42)	0.77	3.48	1.64	(0.40)
Total from investment operations	(0.15)	1.05	3.71	1.93	(0.13)
Less distributions:
Distributions from net investment income	(0.31)	(0.26)	(0.30)	(0.39)	(0.26)
Distributions from net realized gains	(0.49)	(0.66)	(0.15)	—	—
Total distributions	(0.80)	(0.92)	(0.45)	(0.39)	(0.26)
Net asset value at end of period	$18.48	$ 19.43	$19.30	$ 16.04	$ 14.50
Total return	(0.93%)	5.46%	23.56%	13.46%	(1.01%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.51% [2]	0.50%	0.50%	0.50%	0.50%
Gross operating expenses	0.75%	0.72%	0.80%	0.83%	0.80%
Net investment income (loss)	1.38%	1.45%	1.28%	1.85%	1.78%
Portfolio turnover rate	9%	14%	13%	8%	20%
Net assets, end of period (x 1,000,000)	$ 30	$ 33	$ 32	$ 28	$ 28
1
Calculated based on the average shares outstanding during the period.
2
The ratio of net operating expenses would have been 0.50% if certain non-routine expenses had not been incurred.
10Financial highlights

Portfolio management
The investment adviser for the portfolio is Charles Schwab Investment Management, Inc. (CSIM or the investment advisor), 211 Main Street, San Francisco, CA 94105. CSIM was founded in 1989 and as of February 29, 2016, CSIM managed approximately $278.4 billion in assets.
As the investment adviser, CSIM oversees the asset management and administration of the portfolio. As compensation for these services, the firm receives a management fee from the portfolio. For the 12 months ended December 31, 2015, this fee was 0.27% for the Schwab MarketTrack Growth Portfolio II. This figure, which is expressed as a percentage of the portfolio’s average daily net assets, represents the actual amounts paid, including the effects of reductions.
A discussion regarding the basis for the Board of Trustees’ approval of the portfolio's investment advisory agreement is available in the portfolio's 2015 semi-annual report, which covers the period from January 1, 2015 through June 30, 2015.
Zifan Tang, Ph.D., CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the portfolio. She was appointed portfolio manager of the portfolio in 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
Additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the portfolio is available in the portfolio’s SAI.
Portfolio management11

Investing in the portfolio
Investing through a financial intermediary
Shares of the portfolio are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life and variable annuity contract (variable contract(s)) investors also should review the variable contract prospectus prepared by their insurance company.
Although shares of the portfolio are not available for purchase directly by the general public, you may nevertheless allocate account value under your variable contract to and from the portfolio in accordance with the terms of your variable contract. Please refer to the appropriate variable contract prospectus for further information on how to make an allocation and how to purchase or surrender your variable contract.
Shares of the portfolio are expected to be offered to participating insurance companies and their separate accounts to fund benefits under variable contracts as well as to tax qualified plans. The relationships of tax qualified plans and plan participants to the portfolio would be subject, in part, to the provisions of the individual tax qualified plans and applicable law. Accordingly, such relationships could be different from those described in this prospectus for separate accounts and variable contract owners in such areas, for example, as tax matters and voting privileges.
The portfolio does not foresee any disadvantage to variable contract owners or plan participants arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of variable contracts (and the interests of any plan participants) to conflict. For example, violation of the federal tax laws by one separate account investing in the portfolio could cause the variable contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. The portfolio, the participating insurance companies, and any tax qualified plans investing in the portfolio may be subject to conditions imposed by the SEC that are designed to prevent or remedy any such conflicts. These conditions would require the portfolio’s Board of Trustees to monitor events in order to identify the existence of any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken in response to any such conflict. If a material irreconcilable conflict arises involving separate accounts or tax qualified plans, a separate account or tax qualified plan may be required to withdraw its participation in the portfolio.
The investment adviser or its affiliates may make cash payments out of their own resources, or provide products and services at a discount, to certain brokerage firms, banks, retirement plan service providers, insurance companies and other financial intermediaries that perform shareholder, recordkeeping, subaccounting and other administrative services in connection with investments in portfolio shares. These payments or discounts are separate from, and may be in addition to, any shareholder service fees or other administrative fees the portfolio may pay to those intermediaries. The investment adviser or its affiliates may also make cash payments out of their own resources, or provide products and services at a discount, to certain financial intermediaries that perform distribution, marketing, promotional or other distribution-related services. The payments or discounts described by this paragraph may be substantial; however, distribution-related services provided by such intermediaries are paid by the investment adviser or its affiliates, not by the portfolio or its shareholders.
Share price
The portfolio is open for business each day that the New York Stock Exchange (NYSE) is open.
The portfolio calculates its share price each business day as of the close of the NYSE (generally 4 p.m. Eastern time). If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the portfolio reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day. The portfolio’s share price is its net asset value per share, or NAV, which is the portfolio’s net assets divided by the number of its shares outstanding. Purchase and redemption orders from separate accounts investing in the portfolio that are received and accepted by a participating insurance company, as the portfolio's designee, will be executed at the portfolio’s next calculated NAV. The portfolio may take up to seven days to pay sales proceeds to a participating insurance company.
All orders to purchase shares of the portfolio are subject to acceptance by the portfolio and are not binding until confirmed or accepted in writing.
In valuing underlying fund investments, the portfolio uses the NAVs reported by its underlying funds. In valuing other portfolio securities, the portfolio uses market quotes or official closing prices if they are readily available. In cases where quotes are not readily available or the adviser deems them unreliable, the portfolio may value securities based on fair values developed using methods approved by the portfolio's Board of Trustees.
12Investing in the portfolio

Investors should be aware that because foreign markets are often open on weekends and other days when the portfolio is closed, the value of some of the portfolio’s securities may change on days when it is not possible to buy or sell shares of the portfolio.
Additional policies affecting your investment
The portfolio reserves certain rights, including the following:
•To suspend the right to sell shares back to the portfolio, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.
•To withdraw or suspend any part of the offering made by this prospectus.
Policy regarding short-term or excessive trading and trade activity monitoring. The portfolio is intended for long-term investment and not for short-term or excessive trading (collectively, market timing). Market timing may adversely impact the portfolio's performance by disrupting the efficient management of the portfolio and increasing the portfolio’s transaction costs, causing the portfolio to maintain higher cash balances, and diluting the value of the portfolio's shares.
In order to discourage market timing, the portfolio's Board of Trustees has adopted policies and procedures that are reasonably designed to reduce the risk of market timing by portfolio shareholders. The portfolio seeks to deter market timing through several methods. These methods may include: fair value pricing and trade activity monitoring. Fair value pricing is discussed more thoroughly in the subsequent pages of this prospectus and is considered to be a key element of the portfolio's policy regarding short term or excessive trading. Trade activity monitoring is risk based and seeks to identify patterns of activity in amounts that might be detrimental to the portfolio.
Although these methods are designed to discourage market timing, there can be no guarantee that the portfolio will be able to identify and restrict investors that engage in such activities. In addition, some of these methods are inherently subjective and involve judgment in their application. The portfolio and its service providers seek to make these judgments and applications uniformly and in a manner that they believe is consistent with interests of the portfolio’s long-term shareholders. The portfolio may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.
The portfolio or its service providers maintain risk-based surveillance procedures designed to detect market timing in portfolio shares in amounts that might be detrimental to the portfolio. Under these procedures, the portfolio has requested that service providers to the portfolio monitor transactional activity in amounts and frequency determined by the portfolio to be significant to the portfolio and in a pattern of activity that potentially could be detrimental to the portfolio. If the portfolio, in its sole discretion based on these or other factors, determines that a shareholder has engaged in market timing, it may refuse to process future purchases or exchanges into the portfolio by that shareholder. These procedures may be modified from time to time as appropriate to improve the detection of market timing and to comply with applicable laws. However, because the portfolio is sold only through variable annuity contracts offered through separate accounts, the detection and deterrence of market timing activities in some instances may be more efficient at the separate account level than at the portfolio level.
The portfolio may also defer to an insurance company’s (or its agent’s) frequent trading policies with respect to those portfolio investors who invest in the portfolio through such insurance company. The portfolio will defer to an insurance company’s policies only after the portfolio determines that the insurance company’s frequent trading policies are reasonably designed to reduce the risk of market timing. Transactions by portfolio investors investing through such insurance company will be subject to the restrictions of the insurance company’s frequent trading policies, which may differ from those of the portfolio. Portfolio investors should consult with their insurance company to determine the frequent trading restrictions that apply to their portfolio transactions.
The portfolio typically receives purchase, redemption and exchange orders from variable contracts through omnibus accounts. Omnibus accounts are accounts that aggregate customer transaction orders. Under these circumstances, it may be difficult or impossible for the portfolio to identify individual underlying account holder activity. It may not be clear when a person purchases a contract or policy that he or she is a market timer or might engage in excessive trading activity. In addition, certain contracts and policies by their terms may permit a minimum number of transfers per year. Moreover, inappropriate transfers may involve both the portfolio and a fund managed by a totally separate trust, with the result that the portfolio may not be best positioned to identify inappropriate transfers. The portfolio anticipates that it will work actively with the issuers of contracts and policies to monitor and regulate trading activity. In the event that the portfolio detects what it believes may constitute inappropriate trading, the portfolio typically would notify the insurance company issuing the variable contract that is engaging in this trading. At that point, the portfolio may require the insurance company to provide certain portfolio investor transaction information and require the insurance company to restrict the portfolio investor from future purchases or exchanges in the portfolio.
The portfolio reserves the right to restrict, reject or cancel within a reasonable time, without prior notice, any purchase order for any reason.
Fair value pricing. The Board of Trustees has adopted procedures to fair value the securities when market prices are not “readily available” or are unreliable. For example, the portfolio may fair value a security when a security is de-listed or its trading is halted or suspended; when
Investing in the portfolio13

a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market.
By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the portfolio seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the portfolio's portfolio holdings and the net asset value of the portfolio's shares, and help ensure that the prices at which the portfolio's shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.
The portfolio makes fair value determinations in good faith in accordance with the portfolio's valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the portfolio could obtain the fair value assigned to the security upon the sale of such security. The respective prospectuses for the underlying funds in which the portfolio invests explain the circumstances in which those funds will use fair value pricing and the effects of fair value pricing.
Large shareholder redemptions. Certain accounts or Schwab affiliates may from time to time own (beneficially or of record) or control a significant percentage of the portfolio's shares. Redemptions by these shareholders of their holdings in the portfolio may impact the portfolio's liquidity and NAV. These redemptions may also force the portfolio to sell securities, which may negatively impact the portfolio's brokerage costs.
Distributions and taxes
The portfolio will distribute substantially all of its net investment income and capital gains, if any, to the participating insurance companies’ separate accounts each year in June. Distributions are normally reinvested pursuant to elections by the separate accounts.
The portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). The Code relieves a regulated investment company from certain Federal income tax and excise tax, if the company distributes substantially all of its net investment income and net realized capital gains.
In order to qualify as a regulated investment company, the portfolio must meet certain income limitation and asset diversification requirements under Section 851 of the Code. The portfolio must also meet asset diversification requirements under Section 817(h) of the Code and the related regulations issued by the Internal Revenue Service in order to be offered to life insurance company separate accounts supporting variable contracts. The portfolio intends to comply with these diversification requirements.
For more information regarding the federal income tax consequences of investing in the portfolio, see “Federal Income Taxes” in the SAI. For information concerning the tax consequences of variable contract ownership, variable contract owners should consult the appropriate variable contract prospectus.
14Investing in the portfolio

Notes

Notes

Notes

To learn more
This prospectus contains important information on the portfolio and should be read and kept for reference. You also can obtain more information from the following sources:
Annual and semi-annual reports, which are mailed to current portfolio investors contain more information about the portfolio's holdings and detailed financial information about the portfolio. Annual reports also contain information from the portfolio managers about strategies, recent market conditions and trends and their impact on portfolio performance.
The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.
For a free copy of any of these documents or to request other information or ask questions about the portfolio, call Schwab Insurance Services at 1-888-311-4887 or contact Schwab Funds® at 1-800-435-4000. In addition, you may visit the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus for a free copy of a prospectus, SAI or an annual or semi-annual report.
The SAI, the portfolio's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC’s website (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the portfolio, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.
SEC File Number
Schwab Annuity Portfolios	811-8314
Schwab MarketTrack Growth Portfolio II™
Prospectus
April 14, 2016

Schwab VIT PortfoliosTM
Prospectus
April 14, 2016
• Schwab VIT Balanced Portfolio	SWB1Z
• Schwab VIT Balanced with Growth Portfolio	SWC1Z
• Schwab VIT Growth Portfolio	SWG1Z
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Schwab VIT PortfoliosTM

Schwab VIT Balanced PortfolioTM
Ticker Symbol:	SWB1Z
Portfolio summary
Investment objective
The portfolio seeks long-term capital appreciation and income.
Portfolio fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the portfolio. The figures in the Fee Table and Example do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company. If they were reflected, fees would be higher.
Shareholder fees (fees paid directly from your investment)
None
Annual portfolio operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.45
Distribution (12b-1) fees	None
Other expenses	0.20
Acquired fund fees and expenses (AFFE)[1]	0.16
Total annual portfolio operating expenses[1]	0.81
Less expense reduction	(0.07)
Total annual portfolio operating expenses (including AFFE) after expense reduction[1,2]	0.74
[1]	The total annual portfolio operating expenses in the fee table may differ from the expense ratios in the portfolio’s “Financial highlights” because the financial highlights include only the portfolio’s direct operating expenses and do not include acquired fund fees and expenses (AFFE), which reflect the estimated amount of the fees and expenses incurred indirectly by the portfolio through its investments in the underlying funds during its prior fiscal year.
[2]	The investment adviser and its affiliates have agreed to limit the total annual portfolio operating expenses (excluding interest, taxes and certain non-routine expenses) of the portfolio to 0.58% for so long as the investment adviser serves as adviser to the portfolio. This agreement is limited to the portfolio's direct operating expenses and does not apply to AFFE. This agreement may only be amended or terminated with the approval of the portfolio's Board of Trustees.
Example
This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same. The figures are based on total annual portfolio operating expenses (including AFFE) after expense reduction. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. The table does not reflect separate account or insurance contract fees and expenses. If they were reflected, costs would be higher. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$76	$236	$411	$918
Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual portfolio operating expenses or in the example, affect the portfolio's performance. During the most recent fiscal year, the portfolio's portfolio turnover rate was 9% of the average value of its portfolio.
Principal investment strategies
To pursue its goal, the portfolio aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes. The portfolio gains exposure to these asset classes by primarily investing in affiliated exchange-traded funds (ETFs), the (Schwab ETFs), and unaffiliated third-party ETFs. The portfolio may also invest in affiliated Schwab Funds and Laudus Funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio will generally invest in a Schwab ETF that, in the investment adviser’s opinion, corresponds to a sub-asset class and is competitive with unaffiliated third-party ETFs.

Schwab VIT Balanced PortfolioTM1

The portfolio normally will invest, including its investments in the underlying funds, at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities, which may include bonds, cash equivalents, money market funds and money market investments. As of the date of this prospectus, the portfolio’s target asset class allocation ranges are 38-68% in fixed income securities, and 32-62% in equity securities.
Each underlying fund may invest directly in equity, fixed income or other securities or investments, as appropriate, consistent with its investment objective, strategies and policies. Through its investments in underlying funds that invest in equity securities, the portfolio invests principally in large-cap stocks of U.S. and international developed-market countries, small-cap stocks of U.S. companies and stocks of emerging countries. The portfolio also invests in underlying funds that invest in fixed-income investments, principally treasury bonds, corporate bonds and securitized bonds, which are primarily of investment grade. The portfolio’s investments in underlying funds that seek exposure to real assets include funds that invest in commodities, real estate investment trusts (REITs) and other companies related to the real estate industry. Finally, the portfolio may invest in money market investments, primarily through underlying funds that are money market funds.
To structure the asset classes and sub-classes, the investment adviser uses asset allocation research provided by Charles Schwab Investment Advisory, Inc. (CSIA), an affiliate of the investment adviser. Although the portfolio’s target asset allocation will take into consideration CSIA’s research, the investment adviser has the sole discretion to select the underlying fund investments and adjust the portfolio’s underlying fund allocations within a particular asset class based on the following considerations: market trends, its outlook for a given market capitalization and sub-asset class, and the underlying funds’ performance in various market conditions.
The portfolio intends to invest in a combination of underlying funds; however, the portfolio may invest directly in securities represented in the major asset classes noted above. The portfolio may invest in derivatives, primarily to seek returns on the portfolio’s otherwise uninvested cash assets. By using these instruments, the portfolio potentially can offset the impact on its performance of keeping some assets in cash.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the portfolio may hold a significant amount of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the portfolio engages in such activities, it may not achieve its investment objective.
Principal risks
The portfolio is subject to risks, any of which could cause an investor to lose money. The portfolio's principal risks include:
Asset Allocation Risk. The portfolio is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the portfolio’s assets among the various asset classes and market segments will cause the portfolio to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the portfolio or vice versa. However, the investment adviser is a fiduciary to the portfolio and is legally obligated to act in the portfolio's best interests when selecting underlying funds.
Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.
ETF Risk. When the portfolio invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The portfolio may invest directly in individual securities to maintain its allocations. The portfolio’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities and instruments.
Underlying Fund Investment Risk. The value of your investment in the portfolio is based primarily on the prices of the underlying funds that the portfolio purchases. In turn, the price of each underlying fund is based on the value of its securities. The portfolio is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the portfolio, investors should assess the risks associated with the underlying funds in which the portfolio may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the portfolio is subject because of the portfolio’s investment allocation in the underlying funds and the underlying funds’ asset allocation.
•Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•Large-Cap Risk. Many of the risks of the underlying funds are associated with their investments in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments – bonds or mid- or small-cap stocks, for instance – an underlying fund’s performance also will lag those investments.
2Schwab VIT Balanced PortfolioTM

•Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments – large-cap and mid-cap stocks, for instance – an underlying fund’s small-cap holdings could reduce performance.
•Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.
•Emerging Markets Risk. An underlying fund’s investments in securities of emerging markets may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.
•Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the underlying fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in an underlying fund would be adversely affected.
•Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
•Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
•Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a sharp rise in interest rates could cause the underlying fund’s share price to fall. The longer an underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates.
•Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.
•Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.
Schwab VIT Balanced PortfolioTM3

•U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Certain securities such as those issued by the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Securities issued by other issuers, such as the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to the shares of the underlying funds themselves.
•Real Estate Investment Risk. An underlying fund in which the portfolio may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
•Real Estate Investment Trust (REITs) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
•Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses.
•Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.
•Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
•Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•Management Risk. An underlying fund may be an actively managed mutual fund. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results or cause the underlying fund to meet its objectives.
•Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.
•Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
4Schwab VIT Balanced PortfolioTM

•Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•Money Market Fund Risk. The portfolio may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the portfolio sells the shares it owns they may be worth more or less than what the portfolio originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Effective October 14, 2016, certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund's liquidity falls below required minimums.
For more information on the risks of investing in the portfolio, please see the “Portfolio details” section in the prospectus.
Performance
The bar chart below shows how the portfolio’s investment results have varied since inception, and the following table shows how the portfolio’s average annual total returns for various periods compared to those of certain broad based indices and a composite index based on the portfolio’s target allocation. This information provides some indication of the risks of investing in the portfolio. All figures assume distributions were reinvested. The figures do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance may differ from past performance. For current performance information, please see www.csimfunds.com/SchwabFunds_Prospectus.
Annual total returns (%) as of 12/31
Best Quarter: 3.31% Q3 2013
Worst Quarter: (3.81%) Q3 2015
Average annual total returns (%) as of 12/31/15
	1 year	Since Inception (7/25/12)
Portfolio	(2.00%)	4.03%
Comparative Index (reflects no deduction for expenses or taxes)
S&P 500 Index	1.38%	15.55%
Barclays Capital U.S. Aggregate Bond Index	0.55%	1.35%
VIT Balanced Composite Index[1]	(1.18%)	4.77%
1The VIT Balanced Composite Index is a custom blended index developed by Charles Schwab Investment Management, Inc. based on a comparable portfolio asset allocation and calculated using the following portion allocation: 15% Dow Jones Total Stock Market US Large Cap Index, 4% Dow Jones Total Stock Market US Small Cap Index, 1% Russell US Micro Cap Index, 11% FTSE Developed exUS (Net) Index, 2% FTSE Developed Small Cap exUS Liquid (Net) Index, 5% FTSE All Emerging (Net) Index, 6% Dow Jones US Sel REIT Index, 3% Bloomberg Commodity Index, 2% Barclays US TIPS Index, 12% Barclays US Treasury: 3-10Yrs, 2% Barclays US Agency Index, 6% Barclays US Credit Index, 13% Barclays US MBS Index, 2% Barclays Global Treasury exUS Capped Index, 1% Barclays VLI HY Index and 15% Barclays US Treasury Bills: 1-3 Months. The components that make up the composite index may vary over time.
Investment adviser
Charles Schwab Investment Management, Inc.
Portfolio manager
Zifan Tang, Ph.D., CFA, Managing Director and Head of Asset Allocation Strategies, is responsible for the day-to-day management of the portfolio. She has managed the portfolio since its inception.
Purchase and sale of portfolio shares
Shares of the portfolio are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life insurance and variable annuity contract (variable contract(s)) investors should review the variable contract prospectus prepared by their insurance company for information on how to allocate premiums to the portfolio and to transfer to, and redeem amounts from, the portfolio.
The portfolio is open for business each day that the New York Stock Exchange (NYSE) is open. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the portfolio reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.
Tax information
The portfolio will distribute substantially all of its net investment income and capital gains, if any, to the participating insurance companies’ separate accounts each year in June. Distributions are normally reinvested pursuant to elections by the separate accounts. Since the portfolio’s shareholders are insurance company separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the insurance company. Accordingly, no discussion is included about the personal income tax consequences
Schwab VIT Balanced PortfolioTM5

to variable contract holders. For this information, such persons should consult the appropriate variable contract prospectus.
Payments to financial intermediaries
The portfolio is currently available solely as an underlying investment for variable contracts issued by life insurance companies. The portfolio and its related companies may make payments to insurance companies (or their affiliates), and to broker-dealers and other financial intermediaries, for distribution and/or other services. These payments may be a factor that the insurance company considers in including the portfolio as an underlying investment option for its variable contracts. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable contract and the portfolio over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.
6Schwab VIT Balanced PortfolioTM

Schwab VIT Balanced with Growth PortfolioTM
Ticker Symbol:	SWC1Z
Portfolio summary
Investment objective
The portfolio seeks long-term capital appreciation and income.
Portfolio fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the portfolio. The figures in the Fee Table and Example do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company. If they were reflected, fees would be higher.
Shareholder fees (fees paid directly from your investment)
None
Annual portfolio operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.45
Distribution (12b-1) fees	None
Other expenses	0.10
Acquired fund fees and expenses (AFFE)[1]	0.14
Total annual portfolio operating expenses (including AFFE)[1]	0.69
[1]	The total annual portfolio operating expenses in the fee table may differ from the expense ratios in the portfolio’s “Financial highlights” because the financial highlights include only the portfolio’s direct operating expenses and do not include acquired fund fees and expenses (AFFE), which reflect the estimated amount of the fees and expenses incurred indirectly by the portfolio through its investments in the underlying funds during its prior fiscal year.
Example
This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same. The figures are based on total annual portfolio operating expenses (including AFFE). The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. The table does not reflect separate account or insurance contract fees and expenses. If they were reflected, costs would be higher. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$70	$221	$384	$858
Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual portfolio operating expenses or in the example, affect the portfolio's performance. During the most recent fiscal year, the portfolio's portfolio turnover rate was 7% of the average value of its portfolio.
Principal investment strategies
To pursue its goal, the portfolio aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes. The portfolio gains exposure to these asset classes by primarily investing in affiliated exchange-traded funds (ETFs), the (Schwab ETFs), and unaffiliated third-party ETFs. The portfolio may also invest in affiliated Schwab Funds and Laudus Funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio will generally invest in a Schwab ETF that, in the investment adviser’s opinion, corresponds to a sub-asset class and is competitive with unaffiliated third-party ETFs.
The portfolio normally will invest, including its investments in the underlying funds, at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities, which may include bonds, cash equivalents, money market funds and money market investments. The portfolio’s allocation is weighted toward equity securities (domestic and international) that seek capital growth. The term “growth” in the portfolio’s name refers to the portfolio’s weighting towards capital growth. As of the date of this prospectus, the portfolio’s target asset class allocation ranges are 25-50% in fixed income securities and 50-75% in equity securities.

Schwab VIT Balanced with Growth PortfolioTM7

Each underlying fund may invest directly in equity, fixed income or other securities or investments, as appropriate, consistent with its investment objective, strategies and policies. Through its investments in underlying funds that invest in equity securities, the portfolio invests principally in large-cap stocks of U.S. and international developed-market countries, small-cap stocks of U.S. companies and stocks of emerging market countries. The portfolio also invests in underlying funds that invest in fixed-income investments, principally treasury bonds, corporate bonds and securitized bonds, which are primarily of investment grade. The portfolio’s investments in underlying funds that seek exposure to real assets include funds that invest in commodities, real estate investment trusts (REITs) and other companies related to the real estate industry. Finally, the portfolio may invest in money market investments, primarily through underlying funds that are money market funds.
To structure the asset classes and sub-classes, the investment adviser uses asset allocation research provided by Charles Schwab Investment Advisory, Inc. (CSIA), an affiliate of the investment adviser. Although the portfolio’s target asset allocation will take into consideration CSIA’s research, the investment adviser has the sole discretion to select the underlying fund investments and adjust the portfolio’s underlying fund allocations within a particular asset class based on the following considerations: market trends, its outlook for a given market capitalization and sub-asset class, and the underlying funds’ performance in various market conditions.
The portfolio intends to invest in a combination of underlying funds; however, the portfolio may invest directly in securities represented in the major asset classes noted above. The portfolio may invest in derivatives, primarily to seek returns on the portfolio’s otherwise uninvested cash assets. By using these instruments, the portfolio potentially can offset the impact on its performance of keeping some assets in cash.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the portfolio may hold a significant amount of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the portfolio engages in such activities, it may not achieve its investment objective.
Principal risks
The portfolio is subject to risks, any of which could cause an investor to lose money. The portfolio's principal risks include:
Asset Allocation Risk. The portfolio is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the portfolio’s assets among the various asset classes and market segments will cause the portfolio to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the portfolio or vice versa. However, the investment adviser is a fiduciary to the portfolio and is legally obligated to act in the portfolio's best interests when selecting underlying funds.
Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.
ETF Risk. When the portfolio invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The portfolio may invest directly in individual securities to maintain its allocations. The portfolio’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities and instruments.
Underlying Fund Investment Risk. The value of your investment in the portfolio is based primarily on the prices of the underlying funds that the portfolio purchases. In turn, the price of each underlying fund is based on the value of its securities. The portfolio is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the portfolio, investors should assess the risks associated with the underlying funds in which the portfolio may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the portfolio is subject because of the portfolio’s investment allocation in the underlying funds and the underlying funds’ asset allocation.
•Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•Large-Cap Risk. Many of the risks of the underlying funds are associated with their investments in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments – bonds or mid- or small-cap stocks, for instance – an underlying fund’s performance also will lag those investments.
•Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments – large-cap and mid-cap stocks, for instance – an underlying fund’s small-cap holdings could reduce performance.
8Schwab VIT Balanced with Growth PortfolioTM

•Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.
•Emerging Markets Risk. An underlying fund’s investments in securities of emerging markets may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.
•Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the underlying fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in an underlying fund would be adversely affected.
•Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
•Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
•Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a sharp rise in interest rates could cause the underlying fund’s share price to fall. The longer an underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates.
•Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.
•Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.
•U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Certain securities such as those issued by the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Securities issued by other issuers, such as the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to the shares of the underlying funds themselves.
Schwab VIT Balanced with Growth PortfolioTM9

•Real Estate Investment Risk. An underlying fund in which the portfolio may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
•Real Estate Investment Trust (REITs) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
•Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses.
•Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.
•Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
•Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•Management Risk. An underlying fund may be an actively managed mutual fund. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results or cause the underlying fund to meet its objectives.
•Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.
•Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
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•Money Market Fund Risk. The portfolio may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the portfolio sells the shares it owns they may be worth more or less than what the portfolio originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Effective October 14, 2016, certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund's liquidity falls below required minimums.
For more information on the risks of investing in the portfolio, please see the “Portfolio details” section in the prospectus.
Performance
The bar chart below shows how the portfolio’s investment results have varied since inception, and the following table shows how the portfolio’s average annual total returns for various periods compared to those of certain broad based indices and a composite index based on the portfolio’s target allocation. This information provides some indication of the risks of investing in the portfolio. All figures assume distributions were reinvested. The figures do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance may differ from past performance. For current performance information, please see www.csimfunds.com/SchwabFunds_Prospectus.
Annual total returns (%) as of 12/31
Best Quarter: 4.67% Q3 2013
Worst Quarter: (5.71%) Q3 2015
Average annual total returns (%) as of 12/31/15
	1 year	Since Inception (7/25/12)
Portfolio	(2.47%)	5.58%
Comparative Index (reflects no deduction for expenses or taxes)
S&P 500 Index	1.38%	15.55%
Barclays Capital U.S. Aggregate Bond Index	0.55%	1.35%
VIT Balanced with Growth Composite Index[1]	(1.73%)	6.48%
1 The VIT Balanced with Growth Composite Index is a custom blended index developed by Charles Schwab Investment Management, Inc. based on a comparable portfolio asset allocation and calculated using the following portion allocation: 22% Dow Jones Total Stock Market US Large Cap Index, 6% Dow Jones Total Stock Market US Small Cap Index, 1% Russell US Micro Cap Index, 17% FTSE Developed exUS (Net) Index, 3% FTSE Developed Small Cap exUS Liquid (Net) Index, 6% FTSE All Emerging (Net) Index, 6% Dow Jones US Sel REIT Index, 4% Bloomberg Commodity Index, 2% Barclays US TIPS Index, 9% Barclays US Treasury: 3-10Yrs, 2% Barclays US Agency Index, 4% Barclays US Credit Index, 11% Barclays US MBS Index, 1% Barclays Global Treasury exUS Capped Index, 1% Barclays VLI HY Index and 5% Barclays US Treasury Bills: 1-3 Months. The components that make up the composite index may vary over time.
Investment adviser
Charles Schwab Investment Management, Inc.
Portfolio manager
Zifan Tang, Ph.D., CFA, Managing Director and Head of Asset Allocation Strategies, is responsible for the day-to-day management of the portfolio. She has managed the portfolio since its inception.
Purchase and sale of portfolio shares
Shares of the portfolio are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life insurance and variable annuity contract (variable contract(s)) investors should review the variable contract prospectus prepared by their insurance company for information on how to allocate premiums to the portfolio and to transfer to, and redeem amounts from, the portfolio.
The portfolio is open for business each day that the New York Stock Exchange (NYSE) is open. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the portfolio reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.
Tax information
The portfolio will distribute substantially all of its net investment income and capital gains, if any, to the participating insurance companies’ separate accounts each year in June. Distributions are normally reinvested pursuant to elections by the separate accounts. Since the portfolio’s shareholders are insurance company separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the insurance company. Accordingly, no discussion is included about the personal income tax consequences to variable contract holders. For this information, such persons should consult the appropriate variable contract prospectus.
Schwab VIT Balanced with Growth PortfolioTM11

Payments to financial intermediaries
The portfolio is currently available solely as an underlying investment for variable contracts issued by life insurance companies. The portfolio and its related companies may make payments to insurance companies (or their affiliates), and to broker-dealers and other financial intermediaries, for distribution and/or other services. These payments may be a factor that the insurance company considers in including the portfolio as an underlying investment option for its variable contracts. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable contract and the portfolio over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.
12Schwab VIT Balanced with Growth PortfolioTM

Schwab VIT Growth PortfolioTM
Ticker Symbol:	SWG1Z
Portfolio summary
Investment objective
The portfolio seeks long-term capital appreciation.
Portfolio fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the portfolio. The figures in the Fee Table and Example do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company. If they were reflected, fees would be higher.
Shareholder fees (fees paid directly from your investment)
None
Annual portfolio operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.45
Distribution (12b-1) fees	None
Other expenses	0.09
Acquired fund fees and expenses (AFFE)[1]	0.12
Total annual portfolio operating expenses (including AFFE)[1]	0.66
[1]	The total annual portfolio operating expenses in the fee table may differ from the expense ratios in the portfolio’s “Financial highlights” because the financial highlights include only the portfolio’s direct operating expenses and do not include acquired fund fees and expenses (AFFE), which reflect the estimated amount of the fees and expenses incurred indirectly by the portfolio through its investments in the underlying funds during its prior fiscal year.
Example
This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same. The figures are based on total annual portfolio operating expenses (including AFFE). The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. The table does not reflect separate account or insurance contract fees and expenses. If they were reflected, costs would be higher. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$67	$211	$368	$822
Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual portfolio operating expenses or in the example, affect the portfolio's performance. During the most recent fiscal year, the portfolio's portfolio turnover rate was 7% of the average value of its portfolio.
Principal investment strategies
To pursue its goal, the portfolio aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes. The portfolio gains exposure to these asset classes by primarily investing in affiliated exchange-traded funds (ETFs), the (Schwab ETFs), and unaffiliated third-party ETFs. The portfolio may also invest in affiliated Schwab Funds and Laudus Funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio will generally invest in a Schwab ETF that, in the investment adviser’s opinion, corresponds to a sub-asset class and is competitive with unaffiliated third-party ETFs.
The term “growth” in the portfolio’s name refers to the portfolio’s strategy of primarily investing, through its investments in underlying funds, in equity securities (domestic and international) that seek capital growth. As of the date of this prospectus, the portfolio’s target asset class allocation ranges are 67-97% in equity securities and 3-33% in fixed income securities.
Each underlying fund may invest directly in equity, fixed income or other securities or investments, as appropriate, consistent with its investment objective, strategies and policies. Through its investments in underlying funds that invest in equity securities, the

Schwab VIT Growth PortfolioTM13

portfolio invests principally in large-cap and small-cap stocks of U.S. and international developed-market countries and stocks of emerging market countries. The portfolio also invests in underlying funds that invest in fixed-income investments, principally treasury bonds, corporate bonds and securitized bonds, which are primarily of investment grade. The portfolio’s investments in underlying funds that seek exposure to real assets include funds that invest in commodities, real estate investment trusts (REITs) and other companies related to the real estate industry. Finally, the portfolio may invest in money market investments, primarily through underlying funds that are money market funds.
To structure the asset classes and sub-classes, the investment adviser uses asset allocation research provided by Charles Schwab Investment Advisory, Inc. (CSIA), an affiliate of the investment adviser. Although the portfolio’s target asset allocation will take into consideration CSIA’s research, the investment adviser has the sole discretion to select the underlying fund investments and adjust the portfolio’s underlying fund allocations within a particular asset class based on the following considerations: market trends, its outlook for a given market capitalization and sub-asset class, and the underlying funds’ performance in various market conditions.
The portfolio intends to invest in a combination of underlying funds; however, the portfolio may invest directly in securities represented in the major asset classes noted above. The portfolio may invest in derivatives, primarily to seek returns on the portfolio’s otherwise uninvested cash assets. By using these instruments, the portfolio potentially can offset the impact on its performance of keeping some assets in cash.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the portfolio may hold a significant amount of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the portfolio engages in such activities, it may not achieve its investment objective.
Principal risks
The portfolio is subject to risks, any of which could cause an investor to lose money. The portfolio's principal risks include:
Asset Allocation Risk. The portfolio is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the portfolio’s assets among the various asset classes and market segments will cause the portfolio to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the portfolio or vice versa. However, the investment adviser is a fiduciary to the portfolio and is legally obligated to act in the portfolio's best interests when selecting underlying funds.
ETF Risk. When the portfolio invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The portfolio may invest directly in individual securities to maintain its allocations. The portfolio’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities and instruments.
Underlying Fund Investment Risk. The value of your investment in the portfolio is based primarily on the prices of the underlying funds that the portfolio purchases. In turn, the price of each underlying fund is based on the value of its securities. The portfolio is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the portfolio, investors should assess the risks associated with the underlying funds in which the portfolio may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the portfolio is subject because of the portfolio’s investment allocation in the underlying funds and the underlying funds’ asset allocation.
•Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•Large-Cap Risk. Many of the risks of the underlying funds are associated with their investments in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments – bonds or mid- or small-cap stocks, for instance – an underlying fund’s performance also will lag those investments.
•Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments – large-cap and mid-cap stocks, for instance – an underlying fund’s small-cap holdings could reduce performance.
14Schwab VIT Growth PortfolioTM

•Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.
•Emerging Markets Risk. An underlying fund’s investments in securities of emerging markets may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.
•Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the underlying fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in an underlying fund would be adversely affected.
•Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
•Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
•Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a sharp rise in interest rates could cause the underlying fund’s share price to fall. The longer an underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates.
•Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.
•Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.
•U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Certain securities such as those issued by the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Securities issued by other issuers, such as the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to the shares of the underlying funds themselves.
Schwab VIT Growth PortfolioTM15

•Real Estate Investment Risk. An underlying fund in which the portfolio may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
•Real Estate Investment Trust (REITs) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
•Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses.
•Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.
•Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
•Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•Management Risk. An underlying fund may be an actively managed mutual fund. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results or cause the underlying fund to meet its objectives.
•Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.
•Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
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•Money Market Fund Risk. The portfolio may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the portfolio sells the shares it owns they may be worth more or less than what the portfolio originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Effective October 14, 2016, certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund's liquidity falls below required minimums.
For more information on the risks of investing in the portfolio, please see the “Portfolio details” section in the prospectus.
Performance
The bar chart below shows how the portfolio’s investment results have varied since inception, and the following table shows how the portfolio’s average annual total returns for various periods compared to those of certain broad based indices and a composite index based on the portfolio’s target allocation. This information provides some indication of the risks of investing in the portfolio. All figures assume distributions were reinvested. The figures do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance may differ from past performance. For current performance information, please see www.csimfunds.com/SchwabFunds_Prospectus.
Annual total returns (%) as of 12/31
Best Quarter: 5.90% Q3 2013
Worst Quarter: (7.39%) Q3 2015
Average annual total returns (%) as of 12/31/15
	1 year	Since Inception (7/25/12)
Portfolio	(2.85%)	7.40%
Comparative Index (reflects no deduction for expenses or taxes)
S&P 500 Index	1.38%	15.55%
Barclays Capital U.S. Aggregate Bond Index	0.55%	1.35%
VIT Growth Composite Index[1]	(2.19%)	8.17%
[1]	The VIT Growth Composite Index is a custom blended index developed by
Charles Schwab Investment Management, Inc. based on a comparable portfolio asset allocation and calculated using the following portion allocation: 29% Dow Jones Total Stock Market US Large Cap Index, 7% Dow Jones Total Stock Market US Small Cap Index, 2% Russell US Micro Cap Index, 21% FTSE Developed exUS (Net) Index, 5% FTSE Developed Small Cap exUS Liquid (Net) Index, 8% FTSE All Emerging (Net) Index, 6% Dow Jones US Sel REIT Index, 4% Bloomberg Commodity Index, 1% Barclays US TIPS Index, 5% Barclays US Treasury: 3-10 Yrs, 2% Barclays US Credit Index, 5% Barclays US MBS Index and 5% Barclays US Treasury Bills: 1-3 Months. The components that make up the composite index may vary over time.
Investment adviser
Charles Schwab Investment Management, Inc.
Portfolio manager
Zifan Tang, Ph.D., CFA, Managing Director and Head of Asset Allocation Strategies, is responsible for the day-to-day management of the portfolio. She has managed the portfolio since its inception.
Purchase and sale of portfolio shares
Shares of the portfolio are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life insurance and variable annuity contract (variable contract(s)) investors should review the variable contract prospectus prepared by their insurance company for information on how to allocate premiums to the portfolio and to transfer to, and redeem amounts from, the portfolio.
The portfolio is open for business each day that the New York Stock Exchange (NYSE) is open. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the portfolio reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.
Tax information
The portfolio will distribute substantially all of its net investment income and capital gains, if any, to the participating insurance companies’ separate accounts each year in June. Distributions are normally reinvested pursuant to elections by the separate accounts. Since the portfolio’s shareholders are insurance company separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the insurance company. Accordingly, no discussion is included about the personal income tax consequences to variable contract holders. For this information, such persons should consult the appropriate variable contract prospectus.
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Payments to financial intermediaries
The portfolio is currently available solely as an underlying investment for variable contracts issued by life insurance companies. The portfolio and its related companies may make payments to insurance companies (or their affiliates), and to broker-dealers and other financial intermediaries, for distribution and/or other services. These payments may be a factor that the insurance company considers in including the portfolio as an underlying investment option for its variable contracts. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable contract and the portfolio over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.
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Portfolio details
There can be no assurance that the portfolios will achieve their objectives. Except as explicitly described otherwise, the investment objectives, strategies and policies of each portfolio may be changed without shareholder approval.
The principal investment strategies and the main risks associated with investing in each portfolio are summarized in the portfolio summaries at the front of this prospectus. This section takes a more detailed look at some of the types of securities, the associated risks, and the various investment strategies that may be used in day-to-day portfolio management of the portfolios, as described below. The portfolios seek to achieve their investment objectives by primarily investing in affiliated Schwab ETFs and unaffiliated third-party ETFs. The portfolios may also invest in affiliated Schwab Funds and Laudus Funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). Because the portfolios primarily invest in other funds rather than in individual stocks and bonds, each portfolio is considered a “fund of funds.” A fund of funds bears its own direct expenses in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. Investors should be aware that the investments made by the portfolios and the results achieved by the portfolios at any given time are not expected to be the same as those made by other mutual funds for which Charles Schwab Investment Management, Inc. serves as investment adviser, including mutual funds with names, investment objectives and policies similar to the portfolios.
Investment objectives, strategies and risks
Investment objectives
The investment objective of Schwab VIT Balanced Portfolio and Schwab VIT Balanced with Growth Portfolio is to seek long-term capital appreciation and income. Schwab VIT Growth Portfolio seeks long-term capital appreciation. Each portfolio’s investment objective is not fundamental and therefore may be changed by the portfolio’s board of trustees without shareholder approval. There is no guarantee the portfolios will achieve their objectives.
Investment strategies
To pursue its goal, each portfolio aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes. Each portfolio gains exposure to these asset classes by primarily investing in underlying funds. Except as otherwise noted, each portfolio’s investment strategies may be changed without shareholder approval.
Each underlying fund may invest directly in equity, fixed income or other securities or investments, as appropriate, consistent with its investment objective, strategies and policies. Through their investments in underlying funds that invest in equity securities, the portfolios invest in large-cap stocks of U.S. and international developed-market countries and small-cap stocks of U.S. companies. Schwab VIT Growth Portfolio also invests in small-cap stocks of international developed-market countries, and the Schwab VIT Balanced with Growth Portfolio and Schwab VIT Growth Portfolio also invest principally in stocks of emerging market countries. Through its investments in underlying funds that invest in fixed-income investments, each portfolio invests in treasury bonds, and securitized bonds, which are primarily of investment grade, and Schwab VIT Balanced Portfolio also invests in corporate bonds, which are primarily of investment grade. The portfolios’ investments in underlying funds that seek exposure to real assets include funds that invest in commodities, real estate investment trusts (REITs) and other companies related to the real estate industry. Finally, the portfolios may invest in money market investments, primarily through underlying funds that are money market funds.
Each of Schwab VIT Balanced Portfolio and Schwab VIT Balanced with Growth Portfolio normally will invest, including its investments in the underlying funds, at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities, which may include bonds, cash equivalents money market funds and money market investments. Schwab VIT Growth Portfolio normally will invest a higher percentage of its asset in equity securities. Under normal market conditions, the investment adviser allocates each portfolio’s investments in underlying funds that it believes will provide the most favorable outlook for achieving each portfolio’s investment goal. The following table provides each portfolio’s allocation ranges among asset classes under normal market conditions. Investment allocations may vary from time to time.
	Equity	Fixed Income
Schwab VIT Balanced Portfolio	32%-62%	38%-68%
Schwab VIT Balanced with Growth Portfolio	50%-75%	25%-50%
Schwab VIT Growth Portfolio	67%-97%	3%-33%
To structure the asset classes and sub-classes, the investment adviser uses asset allocation research provided by Charles Schwab Investment Advisory, Inc. (CSIA), an affiliate of the investment adviser. Although a portfolio’s target asset allocation will take into consideration CSIA’s research, the investment adviser has the sole discretion to select the underlying fund investments and adjust the portfolio’s underlying fund
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allocations within a particular asset class based on the following considerations: market trends, its outlook for a given market capitalization and sub-asset class, and the underlying funds’ performance in various market conditions. The investment adviser may add or remove asset classes and sub-asset classes at any time without prior notice.
Each portfolio intends to invest in a combination of underlying funds; however, the portfolios may invest directly in securities represented in the major asset classes noted above.
The underlying funds may invest in derivatives, and lend their securities. Securities lending may help underlying index funds to minimize the gap in performance that naturally exists between any index fund and its corresponding index.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, a portfolio may hold a significant amount of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When a portfolio engages in such activities, it may not achieve its investment objective.
Principal investment risks
Each portfolio is subject to risks, any of which could cause an investor to lose money. Unless otherwise noted, each portfolio’s principal risks includes:
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist. For example, the investment adviser’s decisions to cause the portfolio to purchase or redeem shares of an affiliated underlying fund could be influenced by its belief that an affiliated underlying fund may benefit from additional assets or that it is in the best interests of the affiliated underlying fund to limit purchases of shares of the underlying fund. In such cases, the best interests of the affiliated underlying fund may not be aligned with those of the portfolio or vice versa. In addition, the investment adviser may be influenced by an insurance company that uses the portfolio as an investment vehicle for its variable life and annuity products in terms of how the portfolio is managed and its risk profile. However, the investment adviser is a fiduciary to the portfolio and is legally obligated to act in the portfolio's best interests when selecting underlying funds.
Exchange-Traded Fund (ETF) Risk. When a portfolio invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a proportionate share of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.
Underlying Fund Investment Risk. The value of your investment in a portfolio is based primarily on the prices of the underlying funds that a portfolio purchases. In turn, the price of each underlying fund is based on the value of its securities. The portfolio is subject to the performance and expenses of the underlying funds in which it invests. Before investing in a portfolio, investors should assess the risks associated with the underlying funds in which the portfolio may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which, unless otherwise noted, each portfolio is subject because of each portfolio’s investment allocation in the underlying funds and the underlying funds’ asset allocation.
•Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but typically are more sensitive to interest rate changes than the underlying common stock. The rights of common stockholders are generally subordinate to the rights associated with an issuer’s preferred stocks and the rights of preferred stockholders are generally subordinate to the rights associated with an issuer’s debt securities on the distribution of an issuer’s assets in the event of a liquidation.
•Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments – bonds or mid- or small-cap stocks, for instance – an underlying fund’s performance also will lag those investments.
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•Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks. Accordingly, underlying funds that invest in small-cap securities may be more volatile than underlying funds that invest in large- and mid-cap securities. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. In addition, smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete. During a period when small-cap stocks fall behind other types of investments – large-cap stocks, for instance – an underlying fund's performance also will lag those investments.
•Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions, differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. An underlying fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. These restrictions may negatively impact the value or liquidity of an underlying fund’s investments, and could impair an underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. To the extent an underlying fund’s investment in a single country or a limited number of countries represents a large percentage of the underlying fund’s assets, the underlying fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility. During any period when foreign securities underperform other types of investments – U.S. securities, for instance – the underlying fund’s performance will lag these investments. To the extent that an underlying fund invests a significant portion of its assets in any one country, the underlying fund will be subject to a greater risk of loss or volatility than if the underlying fund always maintained wide geographic diversity among the countries in which it invests. Investing in any one country makes an underlying fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.
•Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. There is often a greater potential for nationalization, expropriation, confiscatory taxation, government regulation, social instability or diplomatic developments (including war), which could adversely affect the economies of emerging market countries or investments in the securities of issuers located in such countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments. (This risk is a principal risk for Schwab VIT Balanced with Growth Portfolio and Schwab VIT Growth Portfolio.)
•Currency Risk. As a result of certain underlying funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, these underlying funds will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an underlying fund’s investment would be adversely affected. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to an underlying fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transactions costs. Forward contracts on foreign currencies are not traded on exchanges; rather, a bank or dealer will act as agent or principal in order to make or take future delivery of a specified lot of a particular currency for the underlying fund’s account. An underlying fund is subject to the risk of a principal’s failure, inability or refusal to perform with respect to such contracts.
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•Depositary Receipt Risk. Foreign securities also include ADRs, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Foreign securities also include GDRs, which are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. In addition, foreign securities include EDRs, similar to GDRs, are shares of foreign-based corporations generally issued by European banks that trade on exchanges outside of the bank’s home country. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.
•Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth stocks can be volatile for several reasons. Since growth companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
•Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy. Mortgage- or asset-backed securities are subject to the risk that these bonds may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower than market rates of interest, which could hurt the underlying fund’s yield or share price. Also, bonds of foreign issuers may be more volatile than those of comparable bonds from U.S. issuers, for reasons ranging from limited issuer information to the risk of political upheaval. An underlying fund’s use of mortgage dollar rolls could cause the underlying fund to lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
•Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates may rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. This risk is greater when the underlying fund holds bonds with longer maturities. An underlying fund may also lose money if interest rates rise sharply. The longer an underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates. Rising interest rates may decrease liquidity in the fixed income securities markets, making it more difficult for an underlying fund to sell its fixed income securities holdings at a time when the investment adviser might wish to sell such securities. In addition, decreased market liquidity also may make it more difficult to value some or all of an underlying fund’s fixed income securities holdings. To the extent that the investment adviser (or sub-adviser(s)) of an underlying fund anticipates interest rate trends imprecisely, the underlying fund could miss yield opportunities or its share price could fall. Inflation-protected securities may react differently to interest rate changes than other types of debt securities and, as discussed below, tend to react to changes in “real” interest rates.
•Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. The underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of an underlying fund’s portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the underlying fund’s share price or yield to fall. Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade bonds. Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns. Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the bonds.
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•Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an underlying fund that holds these securities may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of an underlying fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.
•High Yield Risk. Underlying funds that invest in high yield securities and unrated securities of similar credit quality (sometimes called junk bonds) may be subject to greater levels of credit and liquidity risk than underlying funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an underlying fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an underlying fund may lose its entire investment. Because of the risks involved in investing in high yield securities, an investment in an underlying fund that invests in such securities should be considered speculative. (The risk is more prevalent in the underlying funds in Schwab VIT Balanced with Growth Portfolio and Schwab VIT Growth Portfolio.)
•U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Certain securities such as those issued by the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Securities issued by other issuers, such as the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves. On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.
•Real Estate Investment Risk. An underlying fund in which a portfolio may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund will be closely linked to the performance of the real estate markets. An investment by a portfolio in an underlying fund that invests, but does not concentrate, in real estate companies and companies related to the real estate industry will subject the underlying fund to the risks associated with the direct ownership of real estate securities to a lesser extent. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates.
•REITs Risk. An underlying fund in which a portfolio may invest may invest in REITs. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code, or to maintain their exemptions from registration under the Investment Company Act of 1940. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences to an underlying fund that invests in that REIT. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, REITs have their own expenses, and an underlying fund that invests in REITs will bear a proportionate share of those expenses.
Portfolio details23

•Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. In addition, new regulations may impact an underlying fund’s strategy to invest in commodity-linked investments or increase the costs associated with such investments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•Commodity Regulation Risk. The Commodity Futures Trading Commission (CFTC) has recently adopted amendments to CFTC Rule 4.5, which may subject an underlying fund to regulation by the CFTC. In order to avoid CFTC regulation, an underlying fund may limit its exposure to the commodities markets in order to qualify for an exclusion from regulation in CFTC Rule 4.5. Alternatively, an underlying fund or its adviser may determine to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements under the Commodity Exchange Act. Compliance with these additional requirements could increase an underlying fund’s expenses.
•Commodity Tax Risk. An underlying fund must derive at least 90% of its gross income from qualifying sources in order to qualify for favorable tax treatment as a RIC. This requirement will limit the ability of a fund to invest in commodities, derivatives on commodities, or other items that could result in non-qualifying income. Although the IRS has issued numerous favorable private letter rulings concluding that income from commodity-linked notes or through investments in an offshore subsidiary is qualifying income for purposes of the 90% qualifying gross income test applicable to RICs, such rulings can be relied on only by the taxpayers to whom they are issued. Moreover, the IRS currently is reconsidering whether and how a RIC should be permitted to gain indirect commodity exposure. Future IRS guidance, or possibly legislation, could further limit the ability of a RIC to gain commodity exposure.
•Subsidiary Risk. To the extent that an underlying fund invests in an offshore subsidiary to increase its exposure to commodities, the subsidiary may be organized under the laws of another jurisdiction and may not be registered under the 1940 Act. Therefore, the subsidiary may not be subject to the certain investor protections. Additionally, changes in U.S. law, including future guidance by the IRS or the law of the jurisdiction to which the subsidiary is subject, could result in the inability of the underlying fund and/or its subsidiary to operate as described in its prospectus.
•Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities – an indication of the ability of dealers to engage in “market making” – are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, an underlying fund’s investments in illiquid securities may reduce the returns of the portfolio because the underlying fund may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities. Liquidity risk also includes the risk that market conditions or large shareholder redemptions may impact the ability of the underlying fund to meet redemption requests within the required time period. In order to meet such redemption requests, the underlying fund may be forced to sell securities at inopportune times or prices, which could reduce the performance of the underlying fund.
24Portfolio details

•Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as credit risk, leverage risk, liquidity risk, market risk and management risk, are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes.
Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gain. The underlying fund's use of derivatives could reduce the portfolio's performance, increase its volatility, and could cause an underlying fund to lose more than the initial amount invested. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security. An underlying fund's use of derivatives that are subject to regulation by the CFTC could cause an underlying fund to become a commodity pool, which would require the underlying fund to comply with certain CFTC rules.
•Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose the underlying fund to greater risk. In a reverse repurchase agreement, the underlying fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. Leverage tends to magnify the effect of any decrease or increase in the value of the underlying fund’s portfolio securities. The use of leverage may cause the underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
•Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. In addition, with respect to certain of the underlying funds, the investment adviser makes investment decisions for the fund using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, if market dynamics change, the effectiveness of this strategy may be limited. Either of these risks may cause these underlying funds to underperform other funds with a similar investment objective.
•Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.
•Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of an underlying fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, an underlying fund may not invest in certain securities in its benchmark index, or match the securities’ weighting to the benchmark, due to regulatory, operational, custodial or liquidity constraints, which may result in tracking error. An underlying fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In addition, cash flows into and out of an underlying fund, operating expenses and trading costs all affect the ability of the fund to match the performance of its benchmark index, because the benchmark index does not have to manage cash flows and does not incur any costs.
•Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.
•Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Portfolio details25

•Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When an underlying fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the underlying fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. An underlying fund will also bear the risk of any decline in value of securities acquired with cash collateral. An underlying fund may pay lending fees to a party arranging the loan.
•Repurchase Agreements Risk. When an underlying fund enters into a repurchase agreement, the underlying fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when an underlying fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (also referred to as junk bonds)(Alternative Collateral). High yield securities that are used as alternative collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that an underlying fund will be unable to recover fully in the event of a counterparty’s default.
•Regulatory risk. The Securities and Exchange Commission (SEC) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation, performance and expenses of the an underlying money market fund. As of the date of this prospectus, the SEC recently adopted changes to the rules governing SEC-registered money market funds and has proposed additional rule changes that would impact SEC-registered money market funds. Recent and future legislative and regulatory changes also may impact the securities and markets in which the an underlying money market fund may invest, which could impact an underlying money market fund’s investment strategies.
•Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates – both increases and decreases – may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.
•Inflation Protected Security Risk. The value of inflation-protected securities, including Treasury Inflation Protected Securities (TIPS), generally will fluctuate in response to changes in “real” interest rates. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. The value of an inflation-protected security generally decreases when real interest rates rise and generally increase when real interest rates fall. In addition, the principal value of an inflation-protected security is periodically adjusted up or down along with the rate of inflation. If the measure of inflation falls, the principal value of the inflation-protected security will be adjusted downwards, and consequently, the interest payable on the security will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the United States Treasury in the case of TIPS. For securities that do not provide a similar guarantee, the adjusted principal value of the security to be repaid at maturity is subject to credit risk.
•Money Market Fund Risk. The portfolio may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the portfolio sells the shares it owns they may be worth more or less than what the portfolio originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Effective October 14, 2016, certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
Portfolio holdings
A description of the portfolios' policies and procedures with respect to the disclosure of the portfolios' securities is available in the portfolios' Statement of Additional Information (SAI).
26Portfolio details

Financial highlights
This section provides further details about each portfolio’s financial history for its period of operations. Certain information reflects financial results for a single portfolio share. “Total return” shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The figures do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company. Such expenses, if included, would lower the figures shown. The portfolios’ independent registered public accounting firm, PricewaterhouseCoopers, LLP (PwC), audited these figures. PwC’s full report is included in the portfolios' annual report (see back cover).
Schwab VIT Balanced Portfolio
	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	7/25/12 [1]– 12/31/12
Per-Share Data
Net asset value at beginning of period	$11.61	$11.21	$10.50	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13 [2]	0.15 [2]	0.17 [2]	0.08
Net realized and unrealized gains (losses)	(0.36)	0.31	0.55	0.42
Total from investment operations	(0.23)	0.46	0.72	0.50
Less distributions:
Distributions from net investment income	(0.12)	(0.06)	(0.01)	—
Distributions from net realized gains	(0.01)	(0.00) [3]	—	—
Total distributions	(0.13)	(0.06)	(0.01)	—
Net asset value at end of period	$11.25	$11.61	$11.21	$10.50
Total return	(2.00%)	4.15%	6.89%	5.00% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.58%	0.57%	0.58%	0.58% [6]
Gross operating expenses[5]	0.65%	0.70%	1.07%	10.58% [6]
Net investment income (loss)	1.15%	1.29%	1.55%	3.94% [6]
Portfolio turnover rate	9%	14%	18%	1% [4]
Net assets, end of period (x 1,000,000)	$ 50	$ 44	$ 28	$ 2
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6
Annualized.
Financial highlights27

Schwab VIT Balanced with Growth Portfolio
	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	7/25/12 [1]– 12/31/12
Per-Share Data
Net asset value at beginning of period	$ 12.26	$11.86	$ 10.71	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.17 [2]	0.19 [2]	0.23 [2]	0.09
Net realized and unrealized gains (losses)	(0.47)	0.30	0.93	0.62
Total from investment operations	(0.30)	0.49	1.16	0.71
Less distributions:
Distributions from net investment income	(0.15)	(0.09)	(0.01)	—
Distributions from net realized gains	(0.01)	(0.00) [3]	—	—
Total distributions	(0.16)	(0.09)	(0.01)	—
Net asset value at end of period	$11.80	$ 12.26	$11.86	$ 10.71
Total return	(2.47%)	4.15%	10.79%	7.10% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.53%	0.55%	0.58%	0.58% [6]
Gross operating expenses[5]	0.55%	0.57%	0.75%	16.10% [6]
Net investment income (loss)	1.41%	1.53%	2.07%	4.80% [6]
Portfolio turnover rate	7%	8%	14%	1% [4]
Net assets, end of period (x 1,000,000)	$ 116	$ 99	$ 70	$ 2
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6
Annualized.
28Financial highlights

Schwab VIT Growth Portfolio
	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	7/25/12 [1]– 12/31/12
Per-Share Data
Net asset value at beginning of period	$13.05	$12.65	$10.95	$ 10.00
Income (loss) from investment operations:
Net investment income (loss)	0.19 [2]	0.20 [2]	0.33 [2]	0.13
Net realized and unrealized gains (losses)	(0.55)	0.30	1.37	0.82
Total from investment operations	(0.36)	0.50	1.70	0.95
Less distributions:
Distributions from net investment income	(0.17)	(0.10)	(0.00) [3]	—
Distributions from net realized gains	(0.02)	(0.00) [3]	—	—
Total distributions	(0.19)	(0.10)	(0.00) [3]	—
Net asset value at end of period	$12.50	$13.05	$12.65	$ 10.95
Total return	(2.85%)	3.97%	15.56%	9.50% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.52%	0.54%	0.58%	0.59% [6],[7]
Gross operating expenses[5]	0.54%	0.56%	0.77%	26.08% [6]
Net investment income (loss)	1.42%	1.56%	2.72%	3.96% [6]
Portfolio turnover rate	7%	9%	9%	29% [4]
Net assets, end of period (x 1,000,000)	$ 121	$ 107	$ 77	$ 1
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6
Annualized.
7
The ratio of net operating expenses would have been 0.58%, if interest expense had not been incurred.
Financial highlights 29

The portfolios’ investments in asset classes and sub-asset classes
Through each portfolio’s investments in its underlying funds, as well as its direct investments, each portfolio aims to provide diversification across major asset classes as well as diversification across a range of sub-asset classes within the major asset classes. Each portfolio’s allocation to an asset or sub-asset class may change over time. The investment adviser may add or remove asset classes and sub-asset classes at any time without prior notice. For additional details regarding how the adviser determines the portfolios’ underlying fund and asset class allocations, please refer back to the “Principal Investment Strategies” section in the Portfolio Summary sections and the section “Portfolio details: Investment objectives, strategies and risks” in this prospectus.
The following chart provides a list of the asset classes and sub-asset classes and the target in which each portfolio expects to be invested as of the date of this prospectus.
Major Asset Class	Sub-Asset Class	Schwab VIT Balanced Portfolio Allocation Target (%)	Schwab VIT Balanced with Growth Portfolio Allocation Target (%)	Schwab VIT Growth Portfolio Allocation Target (%)
U.S. Stocks	Large Cap	15%	22%	29%
	Small-Cap	4%	6%	7%
	Micro-Cap	1%	1%	2%
International Stocks	Developed-Market Large-Cap	11%	17%	21%
	Developed-Market Small-Cap	2%	3%	5%
	Emerging-Market	5%	6%	8%
Real Assets	Real Estate	6%	6%	6%
	Commodities	3%	4%	4%
Fixed Income	Inflation-Protected Bonds	2%	2%	1%
	Treasury Bonds	12%	9%	5%
	Agency Bonds	2%	2%	—
	Corporate Bonds	6%	4%	2%
	Mortgage-Backed Bonds	13%	11%	5%
	International Developed-Market Bonds	2%	1%	—
	High Yield Bonds	1%	1%	—
	Money Market Funds and Cash Equivalents	15%	5%	5%
		100%	100%	100%
30

Portfolio management
The investment adviser for the portfolios is Charles Schwab Investment Management, Inc. (CSIM), 211 Main Street, San Francisco, CA 94105. CSIM was founded in 1989, and as of February 29, 2016, CSIM managed approximately $278.4 billion in assets.
As the investment adviser, CSIM oversees the asset management and administration of each portfolio. As compensation for these services, the firm receives a management fee from the portfolio. For the 12 months ended December 31, 2015, these fees were 0.43% for the Balanced Portfolio, 0.45% for the Balanced with Growth Portfolio, and 0.45% for the Growth Portfolio. These figures, which are expressed as a percentage of each portfolio’s average daily net assets, represent the actual amounts paid, including the effects of reductions.
A discussion regarding the basis for the Board of Trustees’ approval of the portfolios' investment advisory agreements is available in each portfolio's annual report, which covers the period from January 1, 2015 through December 31, 2015.
Zifan Tang, Ph.D., CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team, and has overall responsibility for all aspects of the management of the portfolios. She has managed the portfolios since their inception. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
Additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the portfolios is available in the portfolios' SAI.
Portfolio management31

Investing in the portfolios
Investing through a financial intermediary
Shares of the portfolios are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life and variable annuity contract (variable contract(s)) investors also should review the variable contract prospectus prepared by their insurance company. Although shares of the portfolios are not available for purchase directly by the general public, you may nevertheless allocate account value under your variable contract to and from each portfolio in accordance with the terms of your variable contract. Please refer to the appropriate variable contract prospectus for further information on how to make an allocation and how to purchase or surrender your variable contract.
Shares of the portfolios are expected to be offered to participating insurance companies and their separate accounts to fund benefits under variable contracts as well as to tax qualified plans. The relationships of tax qualified plans and plan participants to the portfolio would be subject, in part, to the provisions of the individual tax qualified plans and applicable law. Accordingly, such relationships could be different from those described in this prospectus for separate accounts and variable contract owners in such areas, for example, as tax matters and voting privileges.
The portfolios do not foresee any disadvantage to variable contract owners or plan participants arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of variable contracts (and the interests of any plan participants) to conflict. For example, violation of the federal tax laws by one separate account investing in the portfolios could cause the variable contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. The portfolios, the participating insurance companies, and any tax qualified plans investing in the portfolios may be subject to conditions imposed by the SEC that are designed to prevent or remedy any such conflicts. These conditions would require the portfolios’ Board of Trustees to monitor events in order to identify the existence of any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken in response to any such conflict. If a material irreconcilable conflict arises involving separate accounts or tax qualified plans, a separate account or tax qualified plan may be required to withdraw its participation in the portfolios.
The investment adviser or its affiliates may make cash payments out of their own resources, or provide products and services at a discount, to certain brokerage firms, banks, retirement plan service providers, insurance companies and other financial intermediaries that perform shareholder, recordkeeping, subaccounting and other administrative services in connection with investments in portfolio shares. These payments or discounts are separate from, and may be in addition to, any shareholder service fees or other administrative fees the portfolio may pay to those intermediaries. The investment adviser or its affiliates may also make cash payments out of their own resources, or provide products and services at a discount, to certain financial intermediaries that perform distribution, marketing, promotional or other distribution-related services. The payments or discounts described by this paragraph may be substantial; however, distribution-related services provided by such intermediaries are paid by the investment adviser or its affiliates, not by the portfolios or their shareholders.
Share price
The portfolios are open for business each day that the New York Stock Exchange (NYSE) is open.
The portfolios calculate their share price each business day as of the close of the NYSE (generally 4 p.m. Eastern time). If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the portfolios reserve the right to treat such day as a business day and accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day. Each portfolio’s share price is its net asset value per share, or NAV, which is the portfolio’s net assets divided by the number of its shares outstanding. Purchase and redemption orders from separate accounts investing in the portfolios that are received and accepted by a participating insurance company, as the portfolios' designee, will be executed at the applicable portfolio’s next calculated NAV. The portfolios may take up to seven days to pay sales proceeds to a participating insurance company.
All orders to purchase shares of the portfolios are subject to acceptance by the portfolio and are not binding until confirmed or accepted in writing.
In valuing underlying fund investments, excluding ETFs, the portfolios use the NAVs reported by their underlying funds. In valuing other portfolio securities, including underlying ETFs, the portfolios use market quotes or official closing prices if they are readily available. In cases where quotes are not readily available or the adviser deems them unreliable, the portfolios may value securities based on fair values developed using methods approved by the portfolios' Board of Trustees. For information regarding the pricing policies of the underlying ETFs and other open-end investment companies, including the circumstances under which the underlying ETFs and other open-end investment companies will use fair value pricing and the effects of fair value pricing, please refer to the prospectuses of the underlying ETFs and other open-end investment companies.
32Investing in the portfolios

Investors should be aware that because foreign markets are often open on weekends and other days when the portfolios are closed, the value of some of the portfolios’ securities may change on days when it is not possible to buy or sell shares of the portfolio.
Additional policies affecting your investment
Each portfolio reserves certain rights, including the following:
•To suspend the right to sell shares back to the portfolio, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.
•To withdraw or suspend any part of the offering made by this prospectus.
Policy regarding short-term or excessive trading and trade activity monitoring
The portfolios are intended for long-term investment and not for short-term or excessive trading (collectively “market timing”). Market timing may adversely impact the portfolios' performance by disrupting the efficient management of the portfolios and increasing the portfolios’ transaction costs, causing the portfolios to maintain higher cash balances, and diluting the value of the portfolios' shares.
In order to discourage market timing, each portfolio's Board of Trustees has adopted policies and procedures that are reasonably designed to reduce the risk of market timing by portfolio shareholders. Each portfolio seeks to deter market timing through several methods. These methods may include: fair value pricing and trade activity monitoring. Fair value pricing is discussed more thoroughly in the subsequent pages of this prospectus and is considered to be a key element of the portfolios' policy regarding short term or excessive trading. Trade activity monitoring is risk based and seeks to identify patterns of activity in amounts that might be detrimental to a portfolio.
Although these methods are designed to discourage market timing, there can be no guarantee that the portfolios will be able to identify and restrict investors that engage in such activities. In addition, some of these methods are inherently subjective and involve judgment in their application. Each portfolio and its service providers seek to make these judgments and applications uniformly and in a manner that they believe is consistent with interests of the portfolio’s long-term shareholders. The portfolios may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.
Each portfolio or its service providers maintain risk-based surveillance procedures designed to detect market timing in portfolio shares in amounts that might be detrimental to the portfolios. Under these procedures, the portfolios have requested that service providers to the portfolios monitor transactional activity in amounts and frequency determined by the portfolio to be significant to the portfolio and in a pattern of activity that potentially could be detrimental to the portfolio. If a portfolio, in its sole discretion based on these or other factors, determines that a shareholder has engaged in market timing, it may refuse to process future purchases or exchanges into the portfolio by that shareholder. These procedures may be modified from time to time as appropriate to improve the detection of market timing and to comply with applicable laws. However, because the portfolios are sold only through variable annuity contracts offered through separate accounts, the detection and deterrence of market timing activities in some instances may be more efficient at the separate account level than at the portfolio level.
The portfolios may also defer to an insurance company’s (or its agent’s) frequent trading policies with respect to those portfolio investors who invest in the portfolio through such insurance company. A portfolio will defer to an insurance company’s policies only after the portfolio determines that the insurance company’s frequent trading policies are reasonably designed to reduce the risk of market timing. Transactions by portfolio investors investing through such insurance company will be subject to the restrictions of the insurance company’s frequent trading policies, which may differ from those of the portfolios. Portfolio investors should consult with their insurance company to determine the frequent trading restrictions that apply to their portfolio transactions.
The portfolios typically receive purchase, redemption and exchange orders from variable contracts through omnibus accounts. Omnibus accounts are accounts that aggregate customer transaction orders. Under these circumstances, it may be difficult or impossible for the portfolio to identify individual underlying account holder activity. It may not be clear when a person purchases a contract or policy that he or she is a market timer or might engage in excessive trading activity. In addition, certain contracts and policies by their terms may permit a minimum number of transfers per year. Moreover, inappropriate transfers may involve both a portfolio and a fund managed by a totally separate trust, with the result that the portfolio may not be best positioned to identify inappropriate transfers. Each portfolio anticipates that it will work actively with the issuers of contracts and policies to monitor and regulate trading activity. In the event that a portfolio detects what it believes may constitute inappropriate trading, the portfolio typically would notify the insurance company issuing the variable contract that is engaging in this trading. At that point, the portfolio may require the insurance company to provide certain portfolio investor transaction information and require the insurance company to restrict the portfolio investor from future purchases or exchanges in the portfolio.
The portfolios reserve the right to restrict, reject or cancel within a reasonable time, without prior notice, any purchase order for any reason.
Investing in the portfolios33

Fair value pricing
The Board of Trustees has adopted procedures to fair value the portfolios' securities when market prices are not “readily available” or are unreliable. For example, a portfolio may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market.
By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the portfolios seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a portfolio’s portfolio holdings and the net asset value of the portfolio’s shares, and help ensure that the prices at which the portfolio’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.
Each portfolio makes fair value determinations in good faith in accordance with the portfolio’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a portfolio could obtain the fair value assigned to the security upon the sale of such security. The respective prospectuses for the underlying funds in which the portfolio invests explain the circumstances in which those funds will use fair value pricing and the effects of fair value pricing.
Large shareholder redemptions
Certain accounts or Schwab affiliates may from time to time own (beneficially or of record) or control a significant percentage of a portfolio’s shares. Redemptions by these shareholders of their holdings in the portfolio may impact the portfolio’s liquidity and NAV. These redemptions may also force the portfolio to sell securities, which may negatively impact the portfolio’s brokerage costs.
Distributions and taxes
Each portfolio will distribute substantially all of its net investment income and capital gains, if any, to the participating insurance companies’ separate accounts each year in June. Distributions are normally reinvested pursuant to elections by the separate accounts.
Each portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). The Code relieves a regulated investment company from certain Federal income tax and excise tax, if the company distributes substantially all of its net investment income and net realized capital gains.
In order to qualify as a regulated investment company, a portfolio must meet certain income limitation and asset diversification requirements under Section 851 of the Code. A portfolio must also meet asset diversification requirements under Section 817(h) of the Code and the related regulations issued by the Internal Revenue Service in order to be offered to life insurance company separate accounts supporting variable contracts. Each portfolio intends to comply with these diversification requirements.
For more information regarding the federal income tax consequences of investing in the portfolio, see “Federal Income Taxes” in the SAI. For information concerning the tax consequences of variable contract ownership, variable contract owners should consult the appropriate variable contract prospectus.
34Investing in the portfolios

Notes

To learn more
This prospectus contains important information on the portfolio and should be read and kept for reference. You also can obtain more information from the following sources:
Annual and semi-annual reports, which are mailed to current portfolio investors, contain more information about the portfolios' holdings and detailed financial information about the portfolios. Annual reports also contain information from the portfolio managers about strategies, recent market conditions and trends and their impact on portfolio performance.
The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.
For a free copy of the SAI and the annual and semi-annual reports, when available, or to request other information or ask questions about the portfolio, call Schwab Insurance Services at 1-888-311-4887 or contact Schwab Funds® at 1-800-435-4000. In addition, you may visit the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus for a free copy of a prospectus, SAI or an annual or semi-annual report.
The SAI, the portfolios' annual and semi-annual reports, when available, and other related materials are available from the EDGAR Database on the SEC’s website (http://www.sec.gov). You can obtain copies of this information, when available, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about each portfolio, including the portfolio's SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.
SEC File Number
Schwab Annuity Portfolios	811-8314
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
REG66974-05
Schwab VIT PortfoliosTM
Prospectus
April 14, 2016

Statement Of Additional Information
Schwab Annuity Portfolios
Schwab Government Money Market Portfolio™ (formerly, Schwab Money Market Portfolio™)	SWPXX
Schwab ® S&P 500 Index Portfolio	SWP1Z
April 14, 2016
The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with each portfolio's prospectus dated April 14, 2016 (as amended from time to time).
The portfolios’ audited financial statements and the report of the independent registered public accounting firm thereon from the portfolios’ annual report for the fiscal year ended December 31, 2015, are incorporated by reference into this SAI.
For a free copy of any of these documents or to request other information or ask questions about a portfolio, call Schwab Insurance Services at Charles Schwab & Co., Inc. at 1-888-311-4887 or contact Schwab Funds® at 1-800-435-4000. In addition, you may visit the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus for a free copy of a prospectus, SAI or an annual or semi-annual report.
Each portfolio is a series of Schwab Annuity Portfolios (the Trust). The portfolios are part of the Schwab complex of funds (Schwab Funds).

INVESTMENT OBJECTIVES
The Schwab Government Money Market Portfolio (formerly, Schwab Money Market Portfolio) seeks the highest current income consistent with stability of capital and liquidity.
The Schwab S&P 500 Index Portfolio’s goal is to track the total return of the S&P 500® Index.
Each portfolio's investment objective may be changed only by vote of a majority of its outstanding voting shares. A majority of the outstanding voting shares of a portfolio means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a portfolio are represented at the meeting or (b) more than 50% of the outstanding voting shares of a portfolio. There is no guarantee a portfolio will achieve its investment objective.
Investment Strategies
It is the Schwab S&P 500 Index Portfolio's policy that under normal circumstances it will invest at least 80% of its net assets in securities included in the S&P 500 Index. The portfolio will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, “net assets” means net assets plus the amount of any borrowings for investment purposes.
The S&P 500 Index is a product of S&P Dow Jones Indices LLC (SPDJI), and has been licensed for use by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by CSIM.
The S&P 500 Index is generally, considered to be representative of the performance of the U.S. stock market. The index consists of approximately 500 stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value. The S&P 500 Index does not contain the 500 largest stocks, as measured by market capitalization. Although many of the stocks in the index are among the largest, it also includes some relatively small companies. Those companies, however, generally are established companies within their industry group. Standard & Poor's (S&P) identifies important industry groups within the U.S. economy and then allocates a representative sample of stocks within each group to the S&P 500 Index. There are four major industry sectors within the index: industrials, utilities, financials and transportation. The Schwab S&P 500 Index Portfolio may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.
The Schwab S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Schwab S&P 500 Index Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Schwab S&P 500 Index Portfolio particularly, or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Schwab S&P 500 Index Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Schwab S&P 500 Index Portfolio. S&P has no obligation to take the needs of the Schwab S&P 500 Index Portfolio or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of Schwab S&P 500 Index Portfolio shares or in the determination or calculation of the equation by which the Schwab S&P 500 Index Portfolio's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Schwab S&P 500 Index Portfolio's shares.
S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Schwab S&P 500 Index Portfolio, its shareholders or any other person or entity from the use of the S&P 500 Index or any data therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P
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500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.
The Schwab Government Money Market Portfolio seeks to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the 1940 Act), as that Rule may be amended from time to time. The Rule’s key provisions govern the maturity, liquidity, quality and diversification of its money market fund investments. For example, with respect to maturity, Rule 2a-7 currently provides that money funds limit their investments to securities with remaining maturities of 397 days or less, and maintain dollar-weighted average maturities of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, all calculated as described in the Rule. Taxable money funds are subject to minimum liquidity requirements that prohibit a fund from acquiring certain types of securities if, immediately after the acquisition, the fund’s investments in daily or weekly liquid assets would be below 10% or 30%, respectively, of the fund’s total assets. In addition, money funds may only invest in high quality securities. The portfolio is also subject to strict diversification requirements under Rule 2a-7.
The Schwab Government Money Market Portfolio will (i) invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are fully collateralized by cash and/or U.S. government securities; and (ii) under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in government securities, including repurchase agreements that are collateralized fully by government securities. With respect to the 80% policy, the portfolio will notify its shareholders at least 60 days before changing the policy.
Investments, Securities And Risks
The different types of investments that the portfolios typically may invest in, the investment techniques they may use and the risks normally associated with these investments are discussed below.
The following investment securities, strategies, risks and limitations supplement those set forth in the prospectuses and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a portfolio's acquisition of such security or asset unless otherwise noted. Thus, any subsequent change in values, net assets or other circumstances does not require a portfolio to sell an investment if it could not then make the same investment. Additionally, for purposes of calculating any restriction for the Schwab Government Money Market Portfolio, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the 1940 Act, unless otherwise noted.
Borrowing. A portfolio may borrow for temporary or emergency purposes; for example, a portfolio may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. A portfolio’s borrowings will be subject to interest costs. Borrowing can also involve leveraging when securities are purchased with the borrowed money. Leveraging creates interest expenses that can exceed the income from the assets purchased with the borrowed money. In addition, leveraging may magnify changes in the net asset value of a portfolio's shares and in its portfolio yield. A portfolio will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC). If assets used to secure a borrowing decrease in value, a portfolio may be required to pledge additional collateral to avoid liquidation of those assets.
A portfolio may establish lines-of-credit (lines) with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by a portfolio within 60 days and is not extended or renewed. Each portfolio may use the lines to meet large or unexpected redemptions that would otherwise force the portfolio to liquidate securities under circumstances which are unfavorable to the portfolio's remaining shareholders. Each portfolio will pay fees to a bank if it uses its lines.
Concentration means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles
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and, as a result, the value of the industry's securities. The Schwab S&P 500 Index Portfolio will not concentrate its investments unless the S&P 500 Index is so concentrated.
Credit and Liquidity Supports or Enhancements may be employed by issuers or the portfolios to reduce the credit risk of their securities. Credit supports include letters of credit, insurance, total return and credit swap agreements and guarantees provided by foreign and domestic financial institutions. Liquidity supports include puts, demand features and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. The investment adviser may rely on its evaluation of the credit and liquidity support provider in determining whether to purchase or hold a security enhanced by such a support. Changes in the credit quality of a support provider could cause losses to a portfolio.
Debt Securities are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically “IOUs,” but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed-, variable- or floating-rate of interest on the amount of money borrowed (the principal) until it is paid back upon maturity.
Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Conversely, when interest rates rise, the prices of debt securities generally fall. Certain debt securities have call features that allow issuers to redeem their outstanding debts prior to final maturity. Depending on the call feature, an issuer may pre-pay its outstanding debts and issue new ones paying lower interest rates.
This is especially true for bonds with sinking fund provisions, which commit the issuer to set aside a certain amount of money to cover timely repayment of principal and typically allow the issuer to annually repurchase certain of its outstanding bonds from the open market or at a pre-set call price. If an issuer redeems its debt securities prior to final maturity, a portfolio may have to replace those securities with lower yielding securities, which could result in a lower return. Prepayments are more likely to occur in a falling rate environment. In a rising interest rate environment, prepayment on outstanding debt securities is less likely to occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest.
A change in a central bank’s monetary policy (or that of other central banks) or improving economic conditions, among other things, may lead to an increase in interest rates, which could significantly impact the value of debt securities in which a portfolio invests. A sharp rise in interest rates could cause a portfolio’s share price to fall. Some debt securities are more sensitive to interest rate changes than others and may experience an immediate and considerable reduction in value if interest rates rise. Longer duration securities tend to be more volatile than shorter duration securities. As the values of debt securities in a portfolio’s portfolio adjust to a rise in interest rates, a portfolio’s share price may fall. In the event that a portfolio holds a large portion of its portfolio in longer duration securities when interest rates increase, the share price of the portfolio may fall significantly.
Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Corporate debt securities (bonds) tend to have higher credit risk generally than U.S. government debt securities. Debt securities also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk). Investment-grade debt securities are considered medium- and/or high-quality securities, although some still possess varying degrees of speculative characteristics and risks. Debt securities rated below investment-grade are riskier, but may offer higher yields. These securities are sometimes referred to as high yield securities or “junk bonds.”
Corporate bonds are debt securities issued by corporations. Although a higher return is expected from corporate bonds, these securities, while subject to the same general risks as U.S. government securities, are subject to greater credit risk than U.S. government securities. Their prices may be affected by the perceived credit quality of their issuer.
Delayed-Delivery Transactions include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing
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securities on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a portfolio until the security is delivered. A portfolio will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a portfolio sells a security on a delayed-delivery basis, the portfolio does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a portfolio could suffer losses.
Depositary Receipts include American Depositary Receipts (ADRs) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), and are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.
Investments in the securities of foreign issuers may subject the portfolios to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Please see “Foreign Securities” in this section for more detail.
Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.
Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.
Derivative Instruments are commonly defined to include securities or contracts whose values depend on (or “derive” from) the value of one or more other assets such as securities, currencies, or commodities. These “other assets” are commonly referred to as “underlying assets.” The Schwab S&P 500 Index Portfolio may use derivatives, principally futures contracts, primarily to seek returns on the portfolio's otherwise uninvested cash. The Schwab Government Money Market Portfolio will not use derivative instruments.
A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example,
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forward-based derivatives include forward contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and applying these structures to a wide range of underlying assets.
Risk management strategies include investment techniques designed to facilitate the sale of portfolio securities, manage the average duration of the portfolio or create or alter exposure to certain asset classes, such as equity, other debt or foreign securities.
In addition to the derivative instruments and strategies described in this SAI, the investment adviser expects to discover additional derivative instruments and other investment, hedging or risk management techniques. The investment adviser may utilize these new derivative instruments and techniques to the extent that they are consistent with the portfolio’s investment objective and permitted by the portfolio’s investment limitations, operating policies, and applicable regulatory authorities.
The Commodity Futures Trading Commission (CFTC) regulates the trading of commodity interests, including certain futures contracts, options, and swaps in which the portfolio may invest. A portfolio that invests in commodity interests will generally be subject to certain CFTC regulatory requirements if it is considered a “commodity pool.” The Trust, on behalf of the portfolio, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” (CPO) under the Commodity Exchange Act, as amended (CEA), with respect to the portfolio’s operation. Therefore, the portfolio and its investment adviser are not subject to regulation as a CPO under the CEA. If the portfolio were no longer able to claim the exclusion, the portfolio’s investment adviser may be required to register as a CPO and the portfolio and its investment adviser would be subject to regulation as a CPO under the CEA. If the portfolio or its investment adviser is subject to CFTC regulation, it may incur additional expenses and/or may choose to make changes to its investment strategies.
Futures Contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. To the extent allowed by applicable securities laws, the portfolio may purchase and sell futures contracts based on securities, securities indices and foreign currencies, interest rates, or any other futures contracts traded on U.S. exchanges or boards of trade that the CFTC licenses and regulates on foreign exchanges. Although positions are usually marked to market on a daily basis with an intermediary (executing broker), there remains a credit risk with the futures exchange.
Each portfolio must maintain a small portion of its assets in cash to process shareholder transactions and to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its performance, the portfolio may purchase futures contracts. Such transactions allow the portfolio’s cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. The portfolio may purchase or sell futures contracts on a specified foreign currency to “fix” the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell. The portfolio may enter into a futures contract for these or other reasons as well.
When buying or selling futures contracts, the portfolio must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as “initial margin,” and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as “variation margin” may be made daily, if necessary, as the value of the futures contracts fluctuate. This process is known as “marking-to-market.” The margin amount will be returned to the portfolio upon termination of the futures contracts assuming all contractual obligations are satisfied. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, the portfolio will earmark or segregate assets for any outstanding futures contracts as may be required under the federal securities laws.
While the portfolio may purchase and sell futures contracts in order to simulate full investment in their respective indices, there are risks associated with these transactions. Adverse market movements could cause the portfolio to experience substantial losses when buying and selling futures contracts. Of course, barring significant market
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distortions, similar results would have been expected if the portfolio had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, the portfolio incurs transaction costs (e.g. brokerage fees) when engaging in futures trading. To the extent the portfolio also invests in futures in order to simulate full investment, these same risks apply.
When interest rates are rising or securities prices are falling, the portfolio may seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When interest rates are falling or prices are rising, the portfolio may attempt, through the purchase of futures contracts, to secure better rates or prices than might later be available in the market when they affect anticipated purchases. Similarly, the portfolio may sell futures contracts on a specified currency to protect against a decline in the value of that currency and its portfolio securities that are denominated in that currency. The portfolio may purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that the portfolio has acquired or expects to acquire.
Futures contracts may require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time the portfolio seeks to close out a futures position. If the portfolio is unable to close out its position and prices move adversely, the portfolio would have to continue to make daily cash payments to maintain its margin requirements. If the portfolio has insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, the portfolio or an underlying fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. The portfolio seeks to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.
With respect to futures contracts that are not legally required to “cash settle,” the portfolio may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contracts. With respect to futures contracts that are required to “cash settle,” however, the portfolio is permitted to set aside or earmark liquid assets in an amount equal to the portfolio’s daily marked to market (net) obligation, if any, (in other words, the portfolio’s daily net liability, if any) rather than the market value of the futures contracts. By setting aside assets or earmarking equal to only its net obligation under cash-settled futures, the portfolio will have the ability to employ leverage to a greater extent than if the portfolio was required to set aside or earmark assets equal to the full market value of the futures contract.
Puts, sometimes called demand features or guarantees, are agreements that allow the buyer of the put to sell a security at a specified price and time to the seller or “put provider.” When the portfolio buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts. The Schwab Government Money Market Portfolio may invest in a security with a put feature that is not considered a derivative instrument.
Diversification involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each portfolio is a series of an open-end investment management company. Each portfolio is a diversified mutual fund. In addition, the Schwab Government Money Market Portfolio follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds. Each portfolio also must comply with certain IRS regulations that impose asset diversification requirements. See “Taxation” for more information.
Emerging or Developing Markets exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.
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A portfolio’s or an underlying fund’s investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war), which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.
In addition to the risks of investing in emerging market country debt securities, a portfolio’s or an underlying fund’s investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A portfolio or an underlying fund may have limited recourse in the event of default on such debt instruments.
Equity Securities represent ownership interests in a company, and are commonly called “stocks.” Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company’s financial condition, market conditions and political, economic or even company-specific news. When a stock’s price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.
Types of equity securities include common stocks, preferred stocks, convertible securities, rights and warrants, depositary receipts, ADRs, EDRs, interests in real estate investment trusts and business development companies. (For more information on depositary receipts, see the section titled “Depositary Receipts”).
Common stocks, which are probably the most recognized type of equity security, represent an equity or ownership interest in an issuer and usually entitle the owner to voting rights in the election of the corporation’s directors and any other matters submitted to the corporation’s shareholders for voting, as well as to receive dividends on such stock. The market value of common stock can fluctuate widely, as it reflects increases and decreases in an issuer’s earnings. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners, other debt holders and owners of preferred stock take precedence over the claims of common stock owners. Common stocks are typically categorized by their market capitalization as large-, mid- or small-cap.
Small-cap stocks include common stocks issued by operating companies with market capitalizations that place them at the lower end of the stock market, as well as the stocks of companies that are determined to be small based on several factors, including the capitalization of the company and the amount of revenues. Historically, small-cap company stocks have been riskier than stocks issued by large- or mid-cap companies for a variety of reasons. Small-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small-cap company stocks pay low or no dividends.
These factors and others may cause sharp changes in the value of a small-cap company's stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid-cap stocks and a portfolio’s position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for a portfolio to dispose of securities of these small-cap companies at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of a portfolio's investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of a portfolio that invests in small-cap stocks may change sharply during the short term and long term.
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Preferred stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, though they may carry limited voting rights. Preferred stocks normally have preference over the corporation’s assets and earnings, however. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, a portfolio can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. Preferred stock is subject to many of the same risks as common stock and debt securities.
Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer’s common stock) at a specified price or ratio. A convertible security generally entitles the holder to receive interest paid or accrued on bonds or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. The convertible structure allows the holder of the convertible bond to participate in share price movements in the company’s common stock. The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value and the option to convert to common stocks becomes more valuable.
Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. Convertible securities are also rated below investment grade (high yield) or are not rated, and are subject to credit risk.
Prior to conversion, convertible securities have characteristics and risks similar to nonconvertible debt and equity securities. In addition, convertible securities are often concentrated in economic sectors, which, like the stock market in general, may experience unpredictable declines in value, as well as periods of poor performance, which may last for several years. There may be a small trading market for a particular convertible security at any given time, which may adversely impact market price and a portfolio's ability to liquidate a particular security or respond to an economic event, including deterioration of an issuer’s creditworthiness.
Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a conversion feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer’s common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of a company’s liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.
Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer’s convertible securities will tend not to fall as much because the convertible security’s income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because its conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.
Rights and Warrants. Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market
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separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Initial Public Offering. A portfolio may purchase shares issued as part of, or a short period after, a company's initial public offering (IPOs), and may at times dispose of those shares shortly after their acquisition. A portfolio's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.
Master Limited Partnerships (MLPs). MLPs are limited partnerships in which the common units are publicly traded. MLP common units are freely traded on a securities exchange or in the over-the-counter market and are generally registered with the SEC. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. MLPs generally have two classes of owners, the general partner and limited partners. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role, if any, in the partnership’s operations and management.
MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (minimum quarterly distributions). Common and general partner interests also accrue arrearages in distributions to the extent the minimum quarterly distribution is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the minimum quarterly distribution; however, subordinated units do not accrue arrearages. Distributable cash in excess of the minimum quarterly distribution paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions are intended to encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results are intended to benefit all security holders of the MLP, however, such incentive distribution payments give rise to potential conflicts of interest between the common unit holders and the general partner.
MLP common units represent a limited partnership interest in the MLP. Common units are listed and traded on U.S. securities exchanges or over-the-counter, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. The portfolios may purchase common units in market transactions as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common units along with general partner units, have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.
MLP subordinated units are typically issued by MLPs to their original sponsors, such as their founders, corporate general partners of MLPs, entities that sell assets to the MLP, and investors. Subordinated units may be purchased directly from these persons as well as newly-issued subordinated units from MLPs themselves. Subordinated units
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have similar voting rights as common units and are generally not publicly traded. Once the minimum quarterly distribution on the common units, including any arrearages, has been paid, subordinated units receive cash distributions up to the minimum quarterly distribution prior to any incentive payments to the MLP’s general partner. Unlike common units, subordinated units do not have arrearage rights. In the event of liquidation, common units and general partner interests have priority over subordinated units. Subordinated units are typically converted into common units on a one-to-one basis after certain time periods and/or performance targets have been satisfied. The purchase or sale price of subordinated units is generally tied to the common unit price less a discount. The size of the discount varies depending on the likelihood of conversion, the length of time remaining to conversion, the size of the block purchased relative to trading volumes, and other factors, including smaller capitalization partnerships or companies potentially having limited product lines, markets or financial resources, lacking management depth or experience, and being more vulnerable to adverse general market or economic development than larger more established companies.
General partner interests of MLPs are typically retained by an MLP’s original sponsors, such as its founders, corporate partners, entities that sell assets to the MLP and investors. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder’s investment in the general partner interest. General partner interests often confer direct board participation rights and in many cases, operating control, over the MLP. These interests themselves are not publicly traded, although they may be owned by publicly traded entities. General partner interests receive cash distributions, typically 2% of the MLP’s aggregate cash distributions, which are contractually defined in the partnership agreement. In addition, holders of general partner interests typically hold incentive distribution rights, which provide them with a larger share of the aggregate MLP cash distributions as the distributions to limited partner unit holders are increased to prescribed levels. General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.
Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.
Certain MLPs are dependent on their parent companies or sponsors for a majority of their revenues. Any failure by an MLP’s parents or sponsors to satisfy their payments or obligations would impact the MLP’s revenues and cash flows and ability to make distributions.
Exchange-Traded Funds (ETFs) such as Standard and Poor’s Depositary Receipts (SPDRs) Trust, are investment companies that typically are registered under the 1940 Act as open-end funds or unit investment trusts (UITs). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. Shares of an ETF may be bought and sold throughout the day at market prices, which may be higher or lower than the shares’ net asset value. An “index-based ETF” seeks to track the performance of an index holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a portfolio invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As with any exchange listed security, ETF shares purchased in the secondary market are subject to customary brokerage charges. Pursuant to an exemptive order issued by the SEC to iShares and procedures approved by the portfolios’ Board of Trustees, each portfolio may invest in iShares beyond the limits set forth in Section 12(d)(1)(A) of the 1940 Act but not to exceed 25% of the portfolio’s total assets, provided that the portfolio has described ETF investments in its prospectus and otherwise complies with the conditions of the exemptive order and other applicable investment limitations. Neither the iShares® Funds nor their investment adviser make any representation regarding the advisability of investing in a portfolio.
Real Estate Investment Trusts (REITs) are pooled investment vehicles, which invest primarily in income producing real estate or real estate related loans or interests and, in some cases, manage real estate. REITs are sometimes referred to as equity REITs, mortgage REITs or hybrid REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties and, in some cases, from the management of real estate. Equity REITs also offer the potential for growth as a result of property appreciation and from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long-term loans, and
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derive income for the collection of interest payments. Hybrid REITs may combine the features of equity REITs and mortgage REITs. REITs are generally organized as corporations or business trusts, but are not taxed as a corporation if they meet certain requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (Internal Revenue Code). To qualify, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including other REITs), cash and government securities, distribute at least 90% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.
Like any investment in real estate, a REIT’s performance depends on many factors, such as its ability to find tenants for its properties, to renew leases, and to finance property purchases and renovations. In general, REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent a REIT concentrates its investment in certain regions or property types. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Ultimately, a REIT’s performance depends on the types of properties it owns and how well the REIT manages its properties. Additionally, declines in the market value of a REIT may reflect not only depressed real estate prices, but may also reflect the degree of leverage utilized by the REIT.
In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and difficult to obtain. During periods of declining interest rates, certain mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and equity REITs may be affected by the ability of tenants to pay rent.
Like small-cap stocks in general, certain REITs have relatively small market capitalizations and their securities can be more volatile than-and at times will perform differently from-large-cap stocks. In addition, because small-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuations than the stocks of larger companies. Further, REITs are dependent upon specialized management skills, have limited diversification, and are therefore subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a fund, a shareholder will bear indirectly a proportionate share of the REIT’s expenses in addition to their proportionate share of a portfolio’s expenses. Finally, REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions from registration under the 1940 Act and CFTC regulations.
Business Development Companies (BDCs) are closed-end investment companies that have elected to be BDCs under the 1940 Act and are taxed as regulated investment companies (RICs) under the Internal Revenue Code. BDCs operate as venture capital companies and typically invest in, lend capital to, and provide significant managerial assistance to developing private companies or thinly-traded public companies. Under the 1940 Act, BDCs are required to invest at least 70% of their total assets primarily in securities of privately-held U.S. companies or thinly-traded U.S. public companies, cash, cash equivalents, U.S. government securities and high-quality debt investments that mature in one year or less. In addition, a BDC may only incur indebtedness in amounts such that the BDC’s coverage ratio of total assets to total senior securities equals at least 200% after such incurrence.
BDCs generally invest in debt securities that are not rated by a credit rating agency and are considered below investment grade quality (junk bonds). Little public information generally exists for the type of companies in which a BDC may invest and, therefore, there is a risk that investors may not be able to make a fully informed evaluation of the BDC and its portfolio of investments. In addition, investments made by BDCs are typically illiquid and are difficult to value for purposes of determining a BDC’s net asset value (for more information on BDCs, see the section titled “Securities of Other Investment Companies”).
Foreign Securities. Investments in foreign securities involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. Foreign securities in which a portfolio may invest include those issued by foreign
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entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, the imposition of trade sanctions, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a portfolio will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. Bankruptcy laws in some foreign countries are sometimes biased to the borrowers and against the creditors. These factors and others may increase the risks with respect to the liquidity of a portfolio, and its ability to meet a large number of shareholder redemption requests.
Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a portfolio is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a portfolio to miss attractive investment opportunities. Losses to a portfolio arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a portfolio.
The Schwab S&P 500 Index Portfolio may make and hold cash investments in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause the portfolio to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the portfolio.
In addition, the Schwab S&P 500 Index Portfolio’s investments in foreign securities may be subject to economic sanctions or other government restrictions. These restrictions may negatively impact the value or liquidity of the Schwab S&P 500 Index Portfolio’s investments, and could impair the Portfolio’s ability to meet its investment objective or invest in accordance with its investment strategy. For example, the Schwab S&P 500 Index Portfolio may be prohibited from investing in securities issued by companies subject to such restrictions, which could interfere with the Portfolio’s ability to invest primarily in the securities of its index. In addition, these restrictions may require the Schwab S&P 500 Index Portfolio to freeze its existing investments in certain foreign securities, which would prohibit the Portfolio from buying, selling, receiving or delivering those securities or other financial instruments. As a result, such restrictions may limit the Schwab S&P 500 Index Portfolio’s ability to meet a large number of shareholder redemption requests.
During the recent global financial crisis, financial markets in Europe experienced significant volatility due, in part, to concerns about rising levels of government debt and the prevalence of increased budget deficits. As a result, many economies in the region suffered through prolonged economic downturns. Although some European economies have shown signs of recovery, any recovery may be slow as the region continues to face difficult challenges including high unemployment rates, significant levels of government debt, continuing trade deficits, significant austerity measures and lack of access to capital. Furthermore, due to the economic integration of the region, another economic downturn in one European country may have a negative impact on the economies of other European countries. As a portfolio may hold investments in issuers that are located in Europe or that depend on revenues generated from operations in Europe,
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any material negative developments in Europe could have a negative impact on the value and liquidity of these investments, which could harm the portfolio’s performance.
Illiquid Securities generally are any securities that cannot be disposed of in the ordinary course of business within seven calendar days at approximately the amount at which a fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days that are not subject to a demand feature of seven days or less and certain restricted securities.
Indexing Strategies involve tracking the securities represented in, and, therefore, the performance of, an index. The Schwab S&P 500 Index Portfolio normally will invest primarily in the securities of its index. The Schwab S&P 500 Index Portfolio seeks to invest so that its portfolio performs similarly to that of its index. The Schwab S&P 500 Index Portfolio tries to generally match its holdings in a particular security to its weight in the index. The Schwab S&P 500 Index Portfolio will seek a correlation between its performance and that of its index of 0.90 or better over time. A perfect correlation of 1.0 is unlikely as the Schwab S&P 500 Index Portfolio incurs operating and trading expenses unlike its index. The Schwab S&P 500 Index Portfolio may rebalance its holdings in order to track its index more closely. In the event its intended correlation is not achieved, the Board of Trustees will consider alternative arrangements for the Schwab S&P 500 Index Portfolio.
There can be no guarantee that the performance of the Schwab S&P 500 Index Portfolio will achieve a high degree of correlation with that of its index. A number of factors may affect the Schwab S&P 500 Index Portfolio’s ability to achieve a high correlation with its index, including the degree to which the Portfolio utilizes a sampling technique. The correlation between the performance of the Schwab S&P 500 Index Portfolio and its index may also diverge due to transaction costs, asset valuations, corporate actions (such as mergers and spinoffs), timing variances, and differences between the Portfolio’s portfolio and the index resulting from legal restrictions such as diversification requirements) that apply to the Portfolio but not to the index.
Interfund Borrowing and Lending. The SEC has granted an exemption to the portfolios that permits each fund/portfolio to borrow money from and/or lend money to other funds/portfolios in the Fund Complex as defined under “Management of the Portfolios.” All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees.
Maturity of Investments. The Schwab Government Money Market Portfolio will generally be determined using the portfolio securities’ final maturity dates or a shorter period as permitted by Rule 2a-7. For a government security that is a variable-rate security where the variable rate of interest is readjusted at least every 397 calendar days, the maturity is deemed to be equal to the period remaining until the next readjustment of the interest rate. A government security that is a floating-rate security is deemed to have a maturity of one day. A short-term variable-rate security is deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A long-term variable-rate security that is subject to a demand feature is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A short-term floating-rate security is deemed to have a maturity of one day. A long-term floating-rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A repurchase agreement is deemed to have a maturity equal to the period remaining until the date on the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to a demand, the notice period applicable to the demand for repurchase of the securities. A securities lending agreement will be treated as having a maturity equal to the period remaining until the date on which the loaned securities are scheduled to be returned, or where the agreement is subject to demand, the notice period applicable to a demand for the return of the loaned securities.
Money Market Funds typically seek current income by investing in money market securities. Certain money market funds seek a stable share price of $1.00, while others have a share price that fluctuates. Some money market securities
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may be illiquid or restricted securities or purchased on a delayed-delivery or when issued basis. Effective October 14, 2016, certain money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund's liquidity falls below required minimums. For a more detailed discussion of the risks of money market securities, please refer to “Money Market Securities” below.
Money Market Securities are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, bankers’ acceptances, notes and time deposits. Certificates of deposit and time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. Bankers’ acceptances are credit instruments evidencing a bank’s obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs.
Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or sold separately; these puts, which are sometimes called demand features or guarantees, which are agreements that allow the buyer to sell a security at a specified price and time to the seller or “put provider.” When a portfolio buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.
A portfolio may keep a portion of its assets in cash for business operations. A portfolio may invest in money market securities to reduce the effect this otherwise uninvested cash would have on its performance. A portfolio may also invest in money market securities to the extent it is consistent with its investment objective.
Bankers’ Acceptances or Notes are credit instruments evidencing a bank’s obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A portfolio will invest only in bankers’ acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.
Certificates of Deposit or Time Deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A portfolio will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in excess of $100 million.
Commercial Paper consists of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.
Promissory Notes are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.
Mutual Funds (open-end mutual funds) are registered investment companies, which may issue and redeem their shares on a continuous basis. Closed-end mutual funds are registered investment companies that offer a fixed number of shares and are usually listed on an exchange. These funds generally offer investors the advantages of diversification and professional investment management, by combining shareholders’ money and investing it in various types of securities, such as stocks, bonds and money market securities. These funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements; buying and selling futures contracts, illiquid and restricted securities and repurchase agreements and borrowing or lending money and/or portfolio securities. The risks of investing in these funds generally reflect the risks of the securities in which these funds invest and the investment techniques they may employ. Also, these funds charge fees and incur operating expenses.
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Quality of Investments. The Schwab Government Money Market Portfolio follows regulations set forth by the SEC that dictate the quality requirements for money market mutual funds as such regulations may be amended or interpreted from time to time. These regulations require the funds to invest exclusively in high-quality securities. Generally these require the Schwab Government Money Market Portfolio to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks, under current regulations.
Should a security’s high-quality rating change after purchase by the portfolio, the investment adviser would take such action, including no action, as determined to be in the best interest of the portfolio by the Board of Trustees and as required by Rule 2a-7. For more information about the ratings assigned by some NRSROs, refer to Appendix–Ratings of Investment Securities.
In September 2015, the SEC adopted rule amendments that remove references to NRSRO credit ratings in Rule 2a-7 under the 1940 Act. Under the amended rule, money market funds will be required to limit their investments to “eligible securities,” which are defined to mean securities with a remaining maturity of 397 calendar days or less that a fund’s board of directors (or its delegate) determines presents minimal credit risks to the fund. The amended rule requires a money market fund’s board, or an appropriate delegate, to consider a series of factors that money market funds have traditionally used to evaluate the creditworthiness of a portfolio security, including the issuer’s or guarantor’s: (i) financial condition, (ii) sources of liquidity; (iii) ability to react to market-wide and issuer- or guarantor-specific events, including the ability to repay debt in a highly adverse situation; and (iv) position within its industry, as well as industry strength within the economy and relative economic trends. Therefore, effective October 14, 2016, the compliance date, all references to NRSRO credit ratings in Rule 2a-7 will no longer be applicable, and the Schwab Government Money Market Portfolio’s board or its delegate will consider the factors above in connection with making the minimal credit risk determination.
Repurchase Agreements involve a portfolio buying securities from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. When a portfolio enters into a repurchase agreement, the portfolio is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when a portfolio buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. Repurchase agreements entered into by a portfolio (other than those where the U.S. government, one of its agencies or one of its instrumentalities is a counter-party) will provide that the underlying collateral, which may be in the form of cash, U.S. government securities, fixed income securities, equity securities or other types of securities, including securities that are rated below investment grade, shall at all times have a value at least equal to 100% of the resale price stated in the agreement. Repurchase agreements where the U.S. government, one of its agencies or one of its instrumentalities is a counter-party will provide that the underlying collateral shall have a value at least equal to 100% of the sale price stated in the agreement. Repurchase agreements collateralized entirely by cash or U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7 and may be deemed to be investments in the underlying securities.
Restricted Securities are securities that are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to a portfolio. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security. Certain restricted securities such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. To the extent a portfolio invests in restricted securities that are deemed liquid, the general level of illiquidity in a portfolio's portfolio may be increased if such securities become illiquid.
Reverse Repurchase Agreements. In a reverse repurchase agreement, a portfolio would sell a security in exchange for cash and enter into an agreement to repurchase the security at a specified future date and price. A portfolio generally retains the right to interest and principal payments on the security. If a portfolio uses the cash it obtains to
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invest in other securities, this may be considered a form of leverage and may expose a portfolio to a greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the portfolio's portfolio securities.
Securities Lending of portfolio securities is a common practice in the securities industry. A portfolio may engage in security lending arrangements. For example, a portfolio may receive cash collateral and it may invest it in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities and efforts to call such securities promptly may be unsuccessful, especially for foreign securities. Securities lending involves the risk of loss of rights in the collateral, or delay in recovery of the collateral, if the borrower fails to return the security loaned or becomes insolvent. A portfolio will also bear the risk of any decline in value of securities acquired with cash collateral.
A portfolio may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) a portfolio may at any time call the loan and obtain the return of the securities loaned; (3) a portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the portfolio, including collateral received from the loan (at market value computed at the time of the loan).
Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to a portfolio, it is expected that a portfolio will do so only where the items being voted upon, in the judgment of the investment adviser, either are material to the economic value of the security or threaten to materially impact the issuer’s corporate governance policies or structure.
To the extent a portfolio participates in securities lending under the current securities lending agreements with the unaffiliated lending agents, costs and expenses, including agent fees, associated with securities lending activities under the securities lending program paid to the lending agent are approximately 15% of the gross lending revenues. All remaining revenue is retained by a portfolio, as applicable. No portion of the lending revenue is paid to or retained by CSIM or any affiliate of CSIM.
Securities of Other Investment Companies. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders’ money and investing it in securities such as stocks, bonds and money market instruments. Investment companies include: (1) open-end funds (commonly called mutual funds) that issue and redeem their shares on a continuous basis; (2) business development companies that generally invest in, and provide services to, privately-held companies or thinly-traded public companies (see the sub-section titled “Business Development Companies” for more information); (3) closed-end funds that offer a fixed number of shares, and are usually listed on an exchange; and (4) unit investment trusts that generally offer a fixed number of redeemable shares. Certain open-end funds, closed-end funds and unit investment trusts are traded on exchanges. (See the section titled “Exchange-Traded Funds” under “Equity Securities” for more information.)
To the extent a fund invests, or has invested, in shares of other investment companies, including BDCs, during its prior fiscal year, the fund, pursuant to SEC rules, must disclose any material fees and expenses indirectly incurred by the fund as a result of such investments. These indirect fees and expenses, to the extent incurred, will appear in the fee table of the fund’s prospectus as a separate line item captioned “Acquired fund fees and expenses.” Unlike securities of other investment companies, BDCs may be included in various indices by index providers. As a result, particularly to the extent a fund seeks to track the total return of its index by replicating the index (rather than employing statistical sampling techniques), a fund may hold securities of BDCs and may be required to disclose acquired fund fees and expenses.
Investment companies may make investments and use techniques designed to enhance their performance. These may include delayed-delivery and when-issued securities transactions; swap agreements; buying and selling futures
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contracts, illiquid, and/or restricted securities and repurchase agreements; and borrowing or lending money and/or portfolio securities. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Also, investment companies charge fees and incur expenses.
The portfolios may buy securities of other investment companies, including those of foreign issuers, in compliance with the requirements of federal law or any SEC exemptive order. A portfolio may invest in investment companies that are not registered with the SEC or in privately placed securities of investment companies (which may or may not be registered), such as hedge funds and offshore funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause a fund selling an interest in an unregistered fund to lose money. For example, many hedge funds require their investors to hold their investments for at least one year.
Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted certain Schwab funds an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds a fund may hold, provided that certain conditions are met. The conditions requested by the SEC were designed to address certain abuses perceived to be associated with funds of funds, including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by a fund of funds over the underlying fund. The conditions apply only when a fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.
Under the terms of the exemptive order, each portfolio and its affiliates may not control a non-affiliated underlying fund. Under the 1940 Act, any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a company is assumed to control that company. This limitation is measured at the time the investment is made. The portfolios do not currently intend to take advantage of this exemption because the portfolios are not “fund of funds.”
Short Sales may be used by a portfolio as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A portfolio may engage in short sales that are either “against the box” or “uncovered.” A short sale is “against the box” if at all times during which the short position is open, a portfolio owns at least an equal amount of the securities or securities convertible into, or has the right to acquire, at no added cost, the securities of the same issuer as the securities that are sold short. A short sale against the box is a taxable transaction to a portfolio with respect to the securities that are sold short. “Uncovered” short sales are transactions under which a portfolio sells a security it does not own. To complete such a transaction, a portfolio may borrow the security through a broker to make delivery to the buyer and, in doing so, the portfolio becomes obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. A portfolio also may have to pay a fee to borrow particular securities, which would increase the cost of the security. In addition, a portfolio is often obligated to pay any accrued interest and dividends on the securities until they are replaced. The proceeds of the short sale position will be retained by the broker until the portfolio replaces the borrowed securities.
A portfolio will incur a loss if the price of the security sold short increases between the time of the short sale and the time a portfolio replaces the borrowed security and, conversely, the portfolio will realize a gain if the price declines. Any gain will be decreased, and any loss increased, by the transaction costs described above. A short sale creates the risk of an unlimited loss, as the price of the underlying securities could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. If a portfolio sells securities short “against the box”, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. The successful use of short selling as a hedging strategy may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
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A portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities. In addition, a portfolio will earmark cash or liquid assets or place in a segregated account an amount of cash or other liquid assets equal to the difference, if any, between (1) the market value of the securities sold short, marked-to-market daily, and (2) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale.
Stock Substitution Strategy is a strategy, whereby a portfolio may, in certain circumstances, substitute a similar stock for a security in its index.
Stripped Securities are securities whose income and principal components are detached and sold separately. While risks associated with stripped securities are similar to other securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by the Federal Reserve Bank are obligations of the U.S. Treasury.
U.S. Government Securities are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. Some U.S. government securities, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), the Student Loan Marketing Association (Sallie Mae) and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Securities issued by other issuers are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. U.S. government securities, including U.S. Treasury securities, are among the safest securities: however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields and prices to fluctuate.
On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements (SPAs), the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. On August 17, 2012, the U.S. Treasury announced that it was again amending the SPAs to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% dividend annually on all amounts received under the funding commitment. Instead, they will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is anticipated that the new amendment would put Fannie Mae and Freddie Mac in a better position to service their debt. At the start of 2013, the unlimited support the U.S. Treasury extended to the two companies expired - Fannie Mae’s bailout is capped at $125 billion and Freddie Mac has a limit of $149 billion.
The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful. In addition, the future for Fannie Mae and Freddie Mac remains uncertain. The U.S. Congress has recently considered proposals to reduce the U.S. government’s role in the mortgage market and to wind down or restructure the operations of both Fannie Mae and Freddie Mac. Should the federal government adopt any such proposal, the value of a fund’s investments in securities issued by Fannie Mae or Freddie Mac would be impacted.
Although the risk of default with the U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause a portfolio's share price or yield to fall.
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U.S. Treasury Securities are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States government.
Variable- and Floating-Rate Debt Securities pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security’s value.
Some variable-rate securities may be combined with a put or demand feature (variable-rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may be subject to termination if the particular issuer’s credit rating falls below investment grade or if the issuer fails to make payments on other debt. While most variable-rate demand securities allow a portfolio to exercise its demand rights at any time, some such securities may only allow a portfolio to exercise its demand rights at certain times, which reduces the liquidity usually associated with this type of security. There may also be a period of time between when a portfolio exercises its demand rights and when the demand feature provider is obligated to pay. A portfolio could also suffer losses in the event that the issuer defaults on demand feature provider, usually a bank, fails to meet its obligation to pay the demand.
INVESTMENT LIMITATIONS AND RESTRICTIONS
The following investment limitations may be changed only by a vote of a majority of a portfolio’s outstanding voting shares.
The Schwab Government Money Market Portfolio may not:
(1)	Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(2)	Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(3)	Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(4)	Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(5)	Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(6)	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(7)	Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(8)	Purchase securities or make investments other than in accordance with its investment objective and policies.
The Schwab S&P 500 Index Portfolio may not:
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(1)	Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act.
(2)	Concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder; except that the portfolio may concentrate investments only to the extent that the S&P 500 Index is also so concentrated.
(3)	Purchase or sell commodities, commodities contracts or real estate; lend or borrow money; issue senior securities; underwrite securities; or pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act or the rules or regulations thereunder.
The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.
Borrowing. The 1940 Act restricts an investment company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a “senior security” within the meaning of Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of a portfolio's investment restriction.
Concentration. The SEC has defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.
Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities, or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the portfolio. Money market funds that satisfy the applicable diversification requirements of Rule 2(a)(7) of the 1940 Act are deemed to satisfy the 1940 Act’s diversification requirements.
Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.
Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. Each portfolio has adopted a fundamental policy that would permit direct investment in real estate. However, the portfolios have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the portfolios’ Board of Trustees.
Senior Securities. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits an investment company from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are “covered” or with appropriate earmarking or segregation of assets to cover such obligations.
Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified investment company may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.
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Other Investment Policies
The following are non-fundamental investment policies and restrictions, and may be changed by the Board of Trustees.
The Schwab Government Money Market Portfolio may not:
(1)	Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities), if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry group of industries.
(2)	Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the portfolio may (i) purchase securities of companies that deal in real estate or interests therein (including REITS), (ii) purchase or sell futures contracts, options contracts, equity index participations, and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.
(3)	Invest more than 5% of its net assets in illiquid securities.
(4)	Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(5)	Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).
(6)	Borrow money except that the portfolio may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leverage) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).
(7)	Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).
(8)	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures or other derivative instruments shall not constitute purchasing securities on margin.
The Schwab S&P 500 Index Portfolio may not:
(1)	Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that each portfolio may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.
(2)	Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).
(3)	Borrow money except that the portfolio may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leverage) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its
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total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).
(4)	Invest more than 15% of its net assets in illiquid securities.
(5)	Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exception therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(6)	Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).
(7)	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.
(8)	Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (except that each portfolio may purchase securities to the extent that its index is also so concentrated).
Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the portfolio’s acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in total or net assets, as applicable, or other circumstances does not require a portfolio to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a portfolio to exceed its limitation, the portfolio will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.
Management Of The PORTFOLIOS
The portfolios are overseen by a Board of Trustees. The Trustees are responsible for protecting shareholder interests. The Trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of the portfolios. The Trustees met six times during the most recent fiscal year.
Certain Trustees are “interested persons.” A Trustee is considered an interested person of the Trust under the 1940 Act if he or she is an officer, director, or an employee of CSIM or Charles Schwab & Co., Inc. (Schwab or the portfolios’ distributor). A Trustee also may be considered an interested person of the Trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the portfolios' investment adviser and distributor.
As used herein the terms “Fund Complex” and “Family of Investment Companies” each refer collectively to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Capital Trust, Schwab Strategic Trust and Laudus Trust which, as of April 14, 2016, included 96 funds. As used herein, the term “Schwab Funds” refers collectively to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; the term “Laudus Funds” refers to collectively Laudus Trust and Laudus Institutional Trust; and the term “Schwab ETFs” refers to Schwab Strategic Trust.
Each of the officers and/or Trustees also serves in the same capacity, unless otherwise noted, as described for each trust in the Fund Complex. Certain officers and/or Trustees also serve as officers and/or Trustees of the Laudus Institutional Trust, which has no series. The tables below provide information about the Trustees and officers for the
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Trust, which includes the portfolios in this SAI. The address of each individual listed below is 211 Main Street, San Francisco, California 94105.
NAME, YEAR OF BIRTH, POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY THE TRUSTEE	OTHER DIRECTORSHIPS DURING THE PAST FIVE YEARS
INDEPENDENT TRUSTEES
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009-present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	96	Director, PS Business Parks, Inc. (2005-2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979-present); Senior Fellow, Stanford Institute for Economic Policy Research (2000-present); Professor of Public Policy, Stanford University (1994-2015).	96	Director, Gilead Sciences, Inc. (2005-present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012-present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008-Apr. 2012).	96	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	96	Director, Symantec Corporation (2003-present) Director, Corcept Therapeutics Incorporated (2004-present) Director, Adamas Pharmaceuticals, Inc. (2009-present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008-Sept. 2013).	96	Director, KLA-Tencor Corporation (2008-present)
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NAME, YEAR OF BIRTH, POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY THE TRUSTEE	OTHER DIRECTORSHIPS DURING THE PAST FIVE YEARS
INDEPENDENT TRUSTEES
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008-present).	96	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015-present); Partner, Kudu Advisors, LLC (financial services) (June 2008-Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008-Jan. 2015).	96	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990-present).	96	Director, Eaton (2012-present)

Director and Chairman of the Audit Committee, Oneok Partners LP (2003-2013)

Director, Oneok, Inc. (2009-2013)

			Lead Independent Director, Board of Cooper Industries (2002-2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008-present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998-present).	96	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994-present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014-present)
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NAME, YEAR OF BIRTH, POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY THE TRUSTEE	OTHER DIRECTORSHIPS DURING THE PAST FIVE YEARS
INTERESTED TRUSTEES
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008-present); President and Chief Executive Officer (Oct. 2008-present), Director (May 2008-present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006-present); and Director, Schwab Holdings, Inc. (May 2008-present).	96	Director, The Charles Schwab Corporation (2008-present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010-present), Chief Investment Officer (Sept. 2010-Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016-present), President, Chief Executive Officer (Dec. 2010-present), and Chief Investment Officer (Sept. 2010-Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011-present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007-Aug. 2010).	96	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015-present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007-July 2015); Director, Charles Schwab & Co., Inc. (May 2007-present); Director (Apr. 2010-present) and Chief Executive Officer (July 2013-Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007-present).	96	None

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NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED3)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
OFFICERS
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010-present), Chief Investment Officer (Sept. 2010-Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016-present), President, Chief Executive Officer (Dec. 2010-present), and Chief Investment Officer (Sept. 2010-Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011-present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007-Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016-present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013-Dec. 2015), Schwab ETFs (Nov. 2013-Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013-present); Executive Director, J.P. Morgan Investor Services (Apr. 2011-Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005-Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004-present), Chief Operating Officer (Jan. 2011-present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016-present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006-Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004-Dec. 2015) and Schwab ETFs (Oct. 2009-Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005-present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer–Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer–Equities, Charles Schwab Investment Management, Inc. (Apr. 2011-present); Senior Vice President and Chief Investment Officer–Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011-present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009-Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004-Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer–Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer–Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011-present); Senior Vice President and Chief Investment Officer–Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011-present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008-Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006-Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011-present), Vice President (Mar. 2004-Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011-present), Vice President (Jan. 2011-Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011-present) and Chief Legal Officer (Dec. 2011-present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011-present); Secretary (May 2011-present) and Chief Legal Officer (Nov. 2011-present), Schwab ETFs.
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NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED3)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
OFFICERS
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005-present); Vice President (Dec. 2005-present), Chief Legal Officer and Clerk (Mar. 2007-present), Laudus Funds; Vice President (Nov. 2005-present) and Assistant Secretary (June 2007-present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009-present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Board Leadership Structure
The Chairman of the Board, Walter W. Bettinger II, is Chief Executive Officer and a member of the Board of Directors of The Charles Schwab Corporation and an interested person of the Trust as that term is defined in the 1940 Act. The Board is comprised of a super-majority (75 percent) of Trustees who are not interested persons of the Trust (i.e., independent trustees). The Trust does not have a single lead independent trustee. There are three primary committees of the Board: the Audit, Compliance and Valuation Committee; the Governance Committee; and the Investment Oversight Committee. Each of the Committees is chaired by an independent trustee, and each Committee is comprised solely of independent trustees. The Committee chairs preside at Committee meetings, participate in formulating agendas for those meetings, and coordinate with management to serve as a liaison between the independent trustees and management on matters within the scope of the responsibilities of each Committee as set forth in its Board-approved charter. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Board made this determination in consideration of, among other things, the fact that the independent trustees of the Trust constitute a super-majority of the Board, the fact that Committee chairs are independent trustees, the number of funds (and classes) overseen by the Board, and the total number of Trustees on the Board.
Board Oversight of Risk Management
Like most mutual funds, portfolio management and other service providers have responsibility for day-to-day risk management for the portfolios. The Board, as part of its risk oversight of the Trust, monitors risks identified during regular and special reports to the Committees of the Board, as well as regular and special reports to the full Board. In addition to monitoring such risks, the Committees and the Board oversee efforts of portfolio management and service providers to manage risks to which the portfolios of the Trust may be exposed. For example, the Investment Oversight Committee meets with portfolio managers and receives regular reports regarding investment risk and credit risk of a portfolio’s investment portfolio. The Audit, Compliance and Valuation Committee meets with the portfolios’ Chief Compliance Officer and Chief Financial Officer and receives regular reports regarding compliance risks, operational risks and risks related to the valuation and liquidity of portfolio securities. From its review of these reports and discussions with management, each Committee receives information about the material risks of the portfolios of the Trust and about how management and service providers mitigate those risks, enabling the independent Committee chairs and other independent members of the Committees to discuss these risks with the full Board.
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The Board recognizes that not all risks that may affect the portfolios can be identified nor can processes and controls be developed to eliminate or mitigate the occurrence or effects of certain risks; some risks are simply beyond the reasonable control of the portfolios, their management, and service providers. Although the risk oversight functions of the Board, and the risk management policies of portfolio management and portfolio service providers, are designed to be effective, there is no guarantee that they will eliminate or mitigate all risks. In addition, it may be necessary to bear certain risks (such as investment-related risks) to achieve each portfolio’s investment objective. As a result of the foregoing and other factors, the portfolios’ ability to manage risk is subject to significant limitations.
Individual Trustee Qualifications
The Board has concluded that each of the Trustees should initially and continue to serve on the Board because of (i) his or her ability to review and understand information about the Trust provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management regarding material factors bearing on the management of the trust, and to exercise their business judgment in a manner that serves the best interests of the Trust's shareholders and (ii) the Trustee’s experience, qualifications, attributes or skills as described below.
The Board has concluded that Mr. Bettinger should serve as Trustee of the Trust because of the experience he gained as president and chief executive officer of The Charles Schwab Corporation, his knowledge of and experience in the financial services industry, and the experience he has gained serving as Trustee of the Schwab Funds since 2008, the Schwab ETFs since 2009, and the Laudus Funds since 2010.
The Board has concluded that Mr. Burns should serve as Trustee of the Trust because of the experience he gained as managing director of Pacific Investment Management Company, LLC (PIMCO) and president of PIMCO Funds as well as the experience he has gained serving as Trustee of the Schwab ETFs since 2009, and his experience serving as chair of the Schwab ETFs’ Audit, Compliance and Valuation Committee until December 2015.
The Board has concluded that Ms. Chandoha should serve as Trustee of the Trust because of the experience she gained as president and chief executive officer of Charles Schwab Investment Management, Inc., the Schwab Funds, Schwab ETFs and Laudus Funds, as well as her knowledge of and experience of financial and investment management services.
The Board has concluded that Mr. Cogan should serve as Trustee of the Trust because of the experience he has gained serving as a senior fellow and professor of public policy at a university and his former service in government, the experience he has gained serving as Trustee of the Schwab Funds since 2008 and Laudus Funds since 2010, and his service on other public company boards.
The Board has concluded that Mr. Kochis should serve as Trustee of the Trust because of the experience he gained serving as chair and chief executive officer of Aspiriant, LLC, an advisory firm, as well as his knowledge of and experience in wealth management consulting and the experience he has gained serving as trustee of the Schwab ETFs since 2012.
The Board has concluded that Mr. Mahoney should serve as Trustee of the Trust because of the experience he gained serving as Trustee of the Schwab Funds and Laudus Funds since 2011, as co-chief executive officer of a healthcare services company, and his service on other public company boards.
The Board has concluded that Mr. Martinetto should serve as Trustee of the Trust because of his experience serving as senior executive vice president and chief financial officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc.
The Board has concluded that Mr. Patel should serve as Trustee of the Trust because of the experience he gained serving as Trustee of the Schwab Funds and Laudus Funds since 2011, as executive vice president, general manager and chief financial officer of a software company, his service on other public company boards, and his experience serving as chair of the Schwab Funds and Laudus Funds’ Audit, Compliance and Valuation Committee.
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The Board has concluded that Ms. Patmore should serve as Trustee of the Trust because of her experience serving as chief financial officer and executive vice president of First Data Payment Business and First Data Corporation, as well as her knowledge of and experience in management consulting.
The Board has concluded that Mr. Ruffel should serve as Trustee of the Trust because of the experience he gained as the founder and former chief executive officer of a publisher and information services firm specializing in the retirement plan industry, his experience in and knowledge of the financial services industry, and the experience he has gained serving as Trustee of the Schwab ETFs since 2009, and his experience serving as chair of the Schwab ETFs' Investment Oversight Committee until December 2015.
The Board has concluded that Mr. Smith should serve as Trustee of the Trust because of the experience he has gained as managing partner of his own investment advisory firm, the experience he has gained serving as Trustee of the Schwab Funds since 2000, as Trustee of the Laudus Funds since 2010, his service on other public company boards, and his experience serving as chair of the Schwab Funds’ and Laudus Funds’ Investment Oversight Committee.
The Board has concluded that Mr. Wender should serve as Trustee of the Trust because of the experience he gained serving as former partner and head of the financial institutions group of an investment bank, the experience he has gained serving as Trustee of the Schwab Funds since 2008, as Trustee of the Laudus Funds since 2010, and his service on other public company boards.
Trustee Committees
The Board has established certain committees and adopted Committee charters with respect to those committees, each as described below:
•The Audit, Compliance and Valuation Committee reviews the integrity of the Trust's financial reporting processes and compliance policies, procedures and processes, and the Trust's overall system of internal controls. The Audit, Compliance and Valuation Committee also reviews and evaluates the qualifications, independence and performance of the Trust's independent auditors, and the implementation and operation of the Trust's valuation policy and procedures. This Committee is comprised of at least three independent trustees and currently has the following members: Kiran M. Patel (Chairman), Robert W. Burns, John F. Cogan and Kimberly S. Patmore. The Committee met four times during the most recent fiscal year.
•The Governance Committee reviews and makes recommendations to the Board regarding Trust governance-related matters, including but not limited to Board compensation practices, retirement policies and term limits, Board self-evaluations, the effectiveness and allocation of assignments and functions by the Board, the composition of Committees of the Board, and the training of Trustees. The Governance Committee is responsible for selecting and nominating candidates to serve as Trustees. The Governance Committee does not have a written policy with respect to consideration of candidates for Trustee submitted by shareholders. However, if the Governance Committee determined that it would be in the best interests of the Trust to fill a vacancy on the Board, and a shareholder submitted a candidate for consideration by the Board to fill the vacancy, the Governance Committee would evaluate that candidate in the same manner as it evaluates nominees identified by the Governance Committee. Nominee recommendations may be submitted to the Secretary of the Trust at the Trust's principal business address. This Committee is comprised of at least three independent trustees and currently has the following members: John F. Cogan (Chairman), Stephen Timothy Kochis, David L. Mahoney and Joseph H. Wender. The Committee met four times during the most recent fiscal year.
•The Investment Oversight Committee reviews the investment activities of the Trust and the performance of the portfolios' investment adviser. This Committee is comprised of at least three Trustees (at least two-thirds of whom shall be independent trustees) and currently has the following members: Gerald B. Smith (Chairman), Stephen Timothy Kochis, David L. Mahoney, Charles A. Ruffel and Joseph H. Wender. The Committee met five times during the most recent fiscal year.
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Trustee Compensation
The following table provides Trustee compensation for the fiscal year ended December 31, 2015.
Name of Trustee	Aggregate Compensation from the Funds in this SAI	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from the Funds and Fund Complex Paid to Trustees
Interested Trustees
Walter W. Bettinger II	None	N/A	None
Marie A. Chandoha[1]	None	N/A	None
Joseph R. Martinetto[1]	None	N/A	None
Independent Trustees
Robert W. Burns[1]	None	N/A	$134,000
Mariann Byerwalter*	$1,576	N/A	$77,000
John F. Cogan	$6,266	N/A	$286,000
Stephen Timothy Kochis[1]	None	N/A	$124,000
David L. Mahoney	$6,266	N/A	$286,000
Kiran M. Patel	$6,573	N/A	$300,000
Kimberly S. Patmore[1]	None	N/A	None
Charles A. Ruffel[2]	$5,784	N/A	$389,960
Gerald B. Smith	$6,573	N/A	$300,000
Joseph H. Wender	$6,266	N/A	$286,000
*	Ms. Byerwalter resigned effective March 9, 2015
1 Trustee joined the Schwab Annuity Portfolios Board effective January 1, 2016.
[2]	Mr. Ruffel joined the Board effective February 6, 2015.
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Securities Beneficially Owned by Each Trustee
The following table provides each Trustee's equity ownership of a portfolio and ownership of all registered investment companies overseen by each Trustee in the Family of Investment Companies as of December 31, 2015.
Name of Trustee	Dollar Range of Trustee Ownership of the Funds Included in the SAI	Aggregate Dollar Range of Trustee Ownership in the Family of Investment Companies
Interested Trustees
Walter W. Bettinger II	Schwab Government Money Market PortfolioNone Schwab S&P 500 Index PortfolioNone	Over $100,000
Marie A. Chandoha[1]	Schwab Government Money Market PortfolioNone Schwab S&P 500 Index PortfolioNone	Over $100,000
Joseph R. Martinetto[1]	Schwab Government Money Market PortfolioNone Schwab S&P 500 Index PortfolioNone	Over $100,000
Independent Trustees
Robert W. Burns[1]	Schwab Government Money Market PortfolioNone Schwab S&P 500 Index PortfolioNone	Over $100,000
John F. Cogan	Schwab Government Money Market PortfolioNone Schwab S&P 500 Index PortfolioNone	Over $100,000
Stephen Timothy Kochis[1]	Schwab Government Money Market PortfolioNone Schwab S&P 500 Index PortfolioNone	Over $100,000
David L. Mahoney	Schwab Government Money Market PortfolioNone Schwab S&P 500 Index PortfolioNone	Over $100,000
Kiran M. Patel	Schwab Government Money Market PortfolioNone Schwab S&P 500 Index PortfolioNone	Over $100,000
Kimberly S. Patmore[1]	Schwab Government Money Market PortfolioNone Schwab S&P 500 Index PortfolioNone	Over $100,000
Charles A. Ruffel	Schwab Government Money Market PortfolioNone Schwab S&P 500 Index PortfolioNone	Over $100,000
Gerald B. Smith	Schwab Government Money Market PortfolioNone Schwab S&P 500 Index PortfolioNone	Over $100,000
Joseph H. Wender	Schwab Government Money Market PortfolioNone Schwab S&P 500 Index PortfolioNone	Over $100,000
1 Trustee joined Board effective January 1, 2016.
As of December 31, 2015, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of CSIM or Schwab, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with CSIM or Schwab, except as follows: Kimberly S. Patmore may have been deemed to be a beneficial owner of securities issued by The Charles Schwab Corporation (CSC) as a result of beneficial ownership of common stock of CSC by an immediate family member and an estate planning entity. As of December 31, 2015, the holdings of CSC common stock had a market value of $6,274.56 and represented substantially less than one percent of the common stock of CSC. The securities were disposed of after December 31, 2015 and prior to the date of this SAI. CSC is the parent company of CSIM and Schwab.
Deferred Compensation Plan
Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the Trust as of the date that such fees would have been paid to the Trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of Schwab Funds® selected by the Trustee. Currently, none of the Independent Trustees has elected to participate in this plan.
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Code of Ethics
The portfolios, their investment adviser and Schwab have adopted a Code of Ethics as required under the 1940 Act. Subject to certain conditions or restrictions, the Code of Ethics permits the Trustees, directors, officers or advisory representatives of the portfolios or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the portfolios. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser’s Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.
Control Persons And Principal Holders Of Securities
As of March 18, 2016, the officers and Trustees of the trust, as a group, did not own of record, directly or beneficially, any of the outstanding voting securities of each of the portfolios.
As of March 18, 2016, the following represents persons or entities that owned, of record or beneficially, 5% or more of the outstanding voting securities of each portfolio:
Fund	Customer Name	Percent owned
Schwab Government Money Market Portfolio	Great-West Life & Annuity VA-1 Signature 8515 E Orchard Rd Greenwood Village, CO 80111-5002	51.18%
	Great-West Life & Annuity VA-1 Signature 8515 E Orchard Rd Greenwood Village, CO 80111-5002	25.09%
	Nationwide Life Insurance Company NWVAII C/O IPO Portfolio Accounting PO BOX 182029 Columbus, OH 43218-2029	6.90%
	Great-West Life & Annuity FBO Schwab Annuities Advisor Choice 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111-5002	6.93%
Schwab S&P 500 Index Portfolio	Great-West Life & Annuity VA-1 Signature 8515 E Orchard Rd Greenwood Village, CO 80111-5002	56.29%
	Great-West Life & Annuity VA-1 Signature 8515 E Orchard Rd Greenwood Village, CO 80111-5002	26.00%
	Great-West Life & Annuity FBO Schwab Annuities One Source Cho 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111-5002	7.26%
	Great-West Life & Annuity FBO Schwab Annuities Advisor Choice 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111-5002	5.29%
Persons who owned of record or beneficially more than 25% of a portfolio’s outstanding voting shares may be deemed to control the portfolio within the meaning of the 1940 Act. Shareholders controlling a portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring approval of shareholders of the portfolio.
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Investment Advisory and Other Services
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, 211 Main Street, San Francisco, CA 94105, serves as the portfolios’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the Trust. Schwab is an affiliate of the investment adviser and is the Trust’s distributor. Charles R. Schwab is the founder, Chairman and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.
Advisory Agreement
The continuation of a portfolio’s Advisory Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders of the portfolio, and (2) by the vote of a majority of the Trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval.
Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement between the Trust and CSIM with respect to existing portfolios in the trust. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the portfolios' investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.
Schwab Government Money Market Portfolio. For its advisory and administrative services to the portfolio, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly based on the portfolio’s average daily net assets as follows.
Average Daily Net Assets	Fee
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
More than $40 billion	0.25%
The investment adviser and its affiliates have agreed to limit through at least April 29, 2018, the total annual operating expenses (excluding interest, taxes, certain non-routine expenses, and money fund insurance expenses, if any) of the Schwab Government Money Market Portfolio to 0.50% of the average daily net assets of the portfolio (the contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the portfolio’s Board of Trustees. This contractual expense limitation agreement is applied prior to and without regard to the voluntary yield waiver discussed below and may not be recaptured by the investment adviser and/or its affiliates.
In addition to any contractual expense limitation for Schwab Government Money Market Portfolio, the investment adviser and/or its affiliates also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for the portfolio (the voluntary yield waiver).
Schwab S&P 500 Index Portfolio. For its advisory and administrative services to the portfolio, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly, based on the portfolio’s average daily net assets as follows.
Average Daily Net Assets	Fee
First $500 million	0.15%
More than $500 million but not exceeding $5 billion	0.09%
More than $5 billion but not exceeding $10 billion	0.08%
More than $10 billion	0.07%
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The investment adviser and Schwab have agreed to limit, through at least April 29, 2018, the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Schwab S&P 500 Index Portfolio to 0.28% of the average daily net assets of the portfolio.
The amount of the expense limitation is determined in coordination with the Board of Trustees, and the expense limitation is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of a portfolio. The expense limitation is not intended to cover all portfolio expenses, and a portfolio’s expenses may exceed the expense limitation. For example, the expense limitation does not cover investment-related expenses, such as brokerage commissions, interest, taxes and the fees and expenses of pooled investment vehicles, such as ETFs, REITs and other investment companies, that are held by a portfolio, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.
The following table shows the net advisory fees paid by each portfolio and gross fees reduced by each portfolio for the past three fiscal years. The figures in the “net fees paid” row represent the actual amounts paid to the investment adviser, which include the effect of any reductions due to the application of a portfolio’s contractual expense limitation agreement. The figures in the “gross fees reduced by” row represent the amount, if any, the advisory fees payable to the investment adviser were reduced due to the application of a portfolio’s contractual expense limitation agreement.
Fund		2015	2014	2013
Schwab Government Money Market Portfolio	Net fees paid	$0	$0	$0
	Gross fees reduced by	$368,105	$396,360	$406,378
Schwab S&P 500 Index Portfolio	Net fees paid	$357,452	$309,783	$248,957
	Gross fees reduced by	$0	$0	$0
Distributor
Pursuant to a Distribution Agreement between Schwab and the trust, Schwab, located at 211 Main Street, San Francisco, California 94105, is the principal underwriter for shares of the portfolios and is the Trust's agent for the purpose of the continuous offering of the portfolios’ shares. Each portfolio pays for prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement.
Shareholder Services Agent
Schwab provides portfolio information to shareholders, including share price, shareholder ownership and account activities and distributes the portfolios’ prospectuses, financial reports and other informational literature about the portfolios. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets the portfolios and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.
For the services performed as shareholder services agent under its contract with each portfolio, Schwab does not receive a fee.
Transfer Agent
Boston Financial Data Services, Inc. (BFDS), 2000 Crown Colony Drive, Quincy, Massachusetts 02169-0953, serves as the portfolios’ transfer agent. As part of these services, the firm maintains records pertaining to the sale, redemption and transfer of the portfolios’ shares.
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Custodian and Portfolio Accountant
Brown Brothers Harriman & Co. (BBH), 50 Post Office Square, Boston, Massachusetts, 02110 serves as custodian for the Schwab S&P 500 Index Portfolio.
State Street Bank and Trust Company (State Street), One Lincoln Street, Boston, Massachusetts, 02111 serves as portfolio accountant to the portfolios and serves as custodian for the Schwab Government Money Market Portfolio.
The portfolio accountant maintains all books and records related to each portfolio's transactions. The custodians are responsible for the daily safekeeping of securities and cash held or securities sold by the portfolios.
Independent Registered Public Accounting Firm
The portfolios' independent registered public accounting firm, PricewaterhouseCoopers LLP (PwC), Three Embarcadero Center, San Francisco, CA 94111-4004, audits and reports on the annual financial statements of the portfolios and reviews certain regulatory reports and each portfolio’s federal income tax return. PwC also performs other professional, accounting, auditing, tax and advisory services, when engaged to do so by the trust.
Other Expenses
The portfolios pay other expenses that typically are connected with the Trust’s operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the portfolios. Expenses not directly attributable to a particular portfolio will generally be allocated among the portfolios in the Trust on the basis of each portfolio’s relative net assets at the time the expense is incurred.
Portfolio Managers
Other Accounts for the Schwab S&P 500 Portfolio. In addition to the portfolio, each Portfolio Manager listed below (collectively referred to as the Portfolio Managers) is responsible for the day-to-day management of certain other accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of December 31, 2015.
Name	Registered Investment Companies (this amount does not include the portfolios in this SAI)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Agnes Hong	28	$80,905,295,074	0	$0	0	$0
Ferian Juwono	22	$77,775,826,755	0	$0	0	$0
David Rios	3	$30,339,149,824	0	$0	0	$0
Conflicts of Interest. A Portfolio Manager’s management of other accounts may give rise to potential conflicts of interest in connection with its management of a portfolio’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include separate accounts and other mutual funds advised by CSIM (collectively, the Other Managed Accounts). The Other Managed Accounts might have similar investment objectives as a portfolio, track the same index a portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by a portfolio. While the Portfolio Managers’ management of Other Managed Accounts may give rise to the potential conflicts of interest listed below, CSIM does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, CSIM believes it has adopted policies and procedures that are designed to manage those conflicts in an appropriate way.
Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the Portfolio Managers’ day-to-day management of the portfolios. Because of their positions with the portfolios, the Portfolio Managers know the size, timing, and possible market impact of portfolio trades. It is theoretically possible that the
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Portfolio Managers could use this information to the advantage of the Other Managed Accounts they manage and to the possible detriment of a portfolio. However, CSIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Moreover, with respect to index portfolios, which seek to track their respective benchmark indexes, much of this information is publicly available. When it is determined to be in the best interest of both accounts, the Portfolio Managers may aggregate trade orders for the Other Managed Accounts, excluding Schwab Personal Portfolio Managed Accounts, with those of a portfolio. All aggregated orders are subject to CSIM’s aggregation and allocation policy and procedures, which provide, among other things, that (i) a Portfolio Manager will not aggregate orders unless he or she believes such aggregation is consistent with his or her duty to seek best execution; (ii) no account will be favored over any other account; (iii) each account that participates in an aggregated order will participate at the average security price with all transaction costs shared on a pro-rata basis; and (iv) if the aggregated order cannot be executed in full, the partial execution is allocated pro-rata among the participating accounts in accordance with the size of each account’s order.
Investment Opportunities. A potential conflict of interest may arise as a result of the Portfolio Managers’ management of a portfolio and Other Managed Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors the Other Managed Accounts over a portfolio, which conflict of interest may be exacerbated to the extent that CSIM or the Portfolio Managers receive, or expect to receive, greater compensation from their management of the Other Managed Accounts than a portfolio. Notwithstanding this theoretical conflict of interest, it is CSIM’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, CSIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while the Portfolio Managers may buy for an Other Managed Account securities that differ in identity or quantity from securities bought for a portfolio or refrain from purchasing securities for an Other Managed Account that they are otherwise buying for a portfolio in an effort to outperform its specific benchmark, such an approach might not be suitable for a portfolio given its investment objectives and related restrictions.
Fund of Funds Information Barrier. The Portfolio Managers for any Schwab fund or portfolio that invests in other Schwab or Laudus Funds (Underlying Affiliated Funds) must make investment decisions without taking into consideration, or being in possession of, material non-public information about the Underlying Affiliated Funds. Despite a Portfolio Manager’s intention to not receive material, non-public information, CSIM has established procedures to prevent Portfolio Managers from having access to and trading on material, non-public information regarding Underlying Affiliated Funds. Under these procedures, the adviser monitors Schwab fund of funds' trading activity in Underlying Affiliated Funds, escalates breaches of information barriers and develops enhancements to information barriers as necessary. In the event that a Portfolio Manager comes into possession of material, non-public information about an Underlying Affiliated Fund, a Portfolio Manager’s ability to initiate transactions in that Underlying Affiliated Fund could potentially be restricted as a result of a Portfolio Manager’s possession of such information. The trading restriction could have an adverse effect on the ability of a portfolio managed by a Portfolio Manager to participate in any potential gains or avoid any potential losses in the restricted Underlying Affiliated Fund. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Compensation. During the most recent fiscal year, each Portfolio Manager’s compensation consisted of a fixed annual (base) salary and a discretionary bonus. The base salary is determined considering compensation payable for a similar position across the investment management industry and an evaluation of the individual Portfolio Manager’s overall performance such as the Portfolio Manager’s contribution to the investment process, good corporate citizenship, risk management and mitigation, and functioning as an active contributor to the firm’s success. The discretionary bonus is determined in accordance with the CSIM Equity and Fixed Income Portfolio Manager Incentive Plan (the Plan) as follows:
There are two independent funding components for the Plan:
•75% of the funding is based on equal weighting of Investment Fund Performance and Risk Management and Mitigation
•25% of the funding is based on Corporate results
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Investment Fund Performance and Risk Management and Mitigation (75% weight)
Investment Fund Performance:
At the close of the year, each portfolio’s performance will be determined by its 1-year, 1- and 2-year, or 1- and 3-year percentile standing (based on pre-tax return before expenses) within its designated benchmark, peer group, or category, depending on the strategy of the portfolio (i.e., whether the portfolio is passively or actively managed) using standard statistical methods approved by CSIM senior management. Investment Fund Performance measurements may be changed or modified at the discretion of the CSIM President and CSIM Chief Operating Officer. As each participant may manage and/or support a number of funds or portfolios, there may be several funds or portfolios considered in arriving at the incentive compensation funding.
Risk Management and Mitigation:
Risk Management and Mitigation will be rated by CSIM’s Chief Investment Officer, CSIM’s Head of Investment Risk, CSIM’s Chief Legal Officer, CSIM’s Chief Compliance Officer and CSIM’s Head of Operations Risk (or individuals with comparable responsibilities). Factors they will consider will include, but are not limited to:
•Balancing safety of portfolio principal with appropriate limits that provide investment flexibility given existing market conditions
•Making timely sell recommendations to avoid significant deterioration of value resulting from the weakening condition of the issuer
•Escalating operating events and errors for prompt resolution
•Identifying largest risks and actively discussing with management
•Accurately validating portfolio information disseminated to the public (e.g., Annual and Semi-Annual reports, portfolio fact sheets, portfolio prospectus)
•Executing transactions timely and without material trade errors that result in losses to the portfolios
•Ensuring ongoing compliance with prospectus and investment policy guidelines
•Minimizing portfolio compliance exceptions
•Actively following up and resolving compliance exceptions
Corporate Performance (25% weight)
The Corporate Bonus Plan is an annual bonus plan that provides discretionary awards based on the financial performance of The Charles Schwab Corporation (CSC) during the annual performance period. Quarterly advances may be paid for the first three quarters. Allocations are discretionary and aligned with CSC and individual performance. Funding for the Plan is determined at the conclusion of the calendar year. Funding will be capped at 200% of target.
At year-end, the full-year funding for both components of the Plan will be pooled together. The total pool is allocated to Plan participants by CSIM senior management based on their assessment of a variety of performance factors.
Factors considered in CSIM senior management’s allocation process will include objective and subjective factors that will take into consideration total performance and will include, but are not limited to:
•Portfolio performance relative to performance measure
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•Risk management and mitigation
•Individual performance against key objectives
•Contribution to overall group results
•Functioning as an active contributor to the firm’s success
•Team work
•Collaboration between Analysts and Portfolio Managers
•Regulatory/Compliance management.
The Portfolio Managers' compensation is not based on the value of the assets held by a portfolio.
Ownership of Portfolio Shares. The Portfolio Managers did not beneficially own any shares of the portfolios as of December 31, 2015, the portfolios’ most recent fiscal year end. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the 1934 Act).
Brokerage Allocation And Other Practices
Portfolio Turnover
For reporting purposes, the Schwab S&P 500 Index Portfolio’s portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the portfolio owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less (“short-term securities”) are excluded.
Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the Schwab Government Money Market Portfolio’s portfolio turnover rate for reporting purposes is expected to be zero.
A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. The portfolios do not expect that their respective portfolio turnover rates will exceed 100% in any given year, a turnover rate lower than that of most non-index mutual funds.
Variations in turnover rate may be due to fluctuating volume in shareholder purchase and redemption orders, market conditions, and/or changes in the investment adviser’s investment outlook.
The portfolio turnover rate for the past two fiscal years is as follows:
Fund	2015	2014
Schwab S&P 500 Index Portfolio	3%	2%
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Portfolio Holdings Disclosure
The Trust’s Board has approved policies and procedures that govern the timing and circumstances regarding the disclosure of each portfolio’s holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding each portfolio’s securities holdings is in the best interests of its shareholders, and include procedures to address conflicts between the interests of its shareholders, on the one hand, and those of the portfolio’s investment adviser, principal underwriter or any affiliated person of a portfolio, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board of Trustees has authorized the President of the Trust to authorize the release of each portfolio’s holdings, as necessary, in conformity with the foregoing principles.
The Board exercises on-going oversight of the disclosure of a portfolio’s holdings by overseeing the implementation and enforcement of the portfolios’ policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters. The Board of Trustees will receive periodic updates, at least annually, regarding entities that were authorized to be provided “early disclosure” (as defined below) of a portfolio’s portfolio holdings information and will periodically review any agreements that the Trust has entered into to selectively disclose portfolio holdings.
A complete list of the Schwab S&P 500 Index Portfolio’s holdings is published on the Schwab Funds' website at www.csimfunds.com/schwabfunds_prospectus, under “Prospectuses & Reports”, typically 60-80 days after the end of the portfolio’s fiscal quarter. The portfolio holdings information available on the portfolios’ website is the same that is filed with the Securities and Exchange Commission on Form N-Q or Form N-CSR. In addition, the Schwab S&P 500 Index Portfolio provides on the website quarterly information regarding certain attributes of its portfolio, such as the portfolio’s top ten holdings, sector weightings, composition, credit quality and duration and maturity, as applicable. This information is generally updated within 5-25 days after the end of the fiscal quarter. The information on the website is publicly available to all categories of persons.
The Schwab Government Money Market Portfolio posts on its website at www.csimfunds.com/schwabfunds_prospectus a list of the securities held by the portfolio as of the last business day of the most recent month. This list is updated within 5 business days after the end of the month and will remain available online for at least 6 months after the initial posting. In addition, not later than five business days after the end of each calendar month, Schwab Government Money Market Portfolio will file a schedule of information regarding its portfolio holdings and other information about the portfolio as of the last day of that month with the SEC on Form N-MFP. These filings will be publicly available immediately upon filing on the SEC’s website at www.sec.gov. A link to the Schwab Government Money Market Portfolio’s N-MFP filings on the SEC’s website will also be available at www.csimfunds.com/schwabfunds_prospectus.
From time to time, the Schwab Government Money Market Portfolio may disclose its full portfolio holdings, the concentration of its portfolio holdings, a sampling of select portfolio holdings, or the portfolio’s assets under management on the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus. The Schwab Government Money Market Portfolio will disclose such information to the extent that the portfolio deems the information to be of interest to shareholders in light of developments in the financial markets or otherwise. This information will be made publicly available on the website to all categories of persons, and is typically disclosed subject to a 2 to 3 business day lag. Shareholders are advised to check the Schwab Funds website at www.csimfunds.com/schwabfunds_prospectus from time to time to access this information as it is made available.
Each portfolio may disclose portfolio holdings information to certain persons and entities prior to and more frequently than the public disclosure of such information (“early disclosure”). The President of the trust may authorize early disclosure of portfolio holdings information to such parties at differing times and/or with different lag times provided that (a) the President of the trust determines that the disclosure is in the best interests of the portfolios and that there are no conflicts of interest between the portfolios’ shareholders and portfolios’ adviser and distributor; and (b) the recipient is, either by contractual agreement or otherwise by law, required to maintain the confidentiality of the information.
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Portfolio holdings may be made available on a selective basis to ratings agencies, certain industry organizations, consultants and other qualified financial professionals when the President of the trust determines such disclosure meets the requirements noted above and serves a legitimate business purpose. Agreements entered into with such entities will describe the permitted use of portfolio holdings and provide that, among other customary confidentiality provisions: (i) the portfolio holdings will be kept confidential; (ii) the person will not trade on the basis of any material non-public information; and (iii) the information will be used only for the purpose described in the agreement.
The portfolios’ service providers including, without limitation, the investment adviser, distributor, custodian, fund accountant, transfer agent, counsel, auditor, proxy voting service provider, pricing information vendors, trade execution measurement vendors, securities lending agents, publisher, printer and mailing agent may receive disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the portfolios. The names of those service providers to whom the portfolios selectively disclose portfolio holdings information will be disclosed in this SAI. CSIM, Glass Lewis & Co., State Street and BBH, as service providers to the portfolios, are currently receiving this information on a daily basis. RR Donnelley, as a service provider to the portfolios, is currently receiving this information on a quarterly basis. PwC, BFDS, as service providers to the portfolios, receive this information on an as-needed basis. Service providers are subject to a duty of confidentiality with respect to any portfolio holdings information they receive whether imposed by the confidentiality provisions of the service providers’ agreements with the Trust or by the nature of its relationship with the Trust. Although certain of the service providers are not under formal confidentiality obligations in connection with disclosure of portfolio holdings, a portfolio will not continue to conduct business with a service provider who the portfolio believes is misusing the disclosed information.
To the extent that a portfolio invests in an ETF, the Trust will, in accordance with exemptive orders issued by the SEC to ETF sponsors and the procedures adopted by the Board of Trustees, promptly notify the ETF in writing of any purchase or acquisition of shares of the ETF that causes the portfolio to hold (i) 5% or more of such ETF’s total outstanding voting securities, and (ii) 10% or more of such ETF’s total outstanding voting securities. In addition, CSIM will, upon causing a portfolio to acquire more than 3% of an open-end ETF’s outstanding shares, notify the open-end ETF of the investment.
The portfolios’ policies and procedures prohibit the portfolios, the portfolios’ investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.
The portfolios may disclose non-material information including commentary and aggregate information about the characteristics of a portfolio in connection with or relating to a portfolio or its portfolio securities to any person if such disclosure is for a legitimate business purpose, such disclosure does not effectively result in the disclosure of the complete portfolio securities of any portfolio (which can only be disclosed in accordance with the above requirements), and such information does not constitute material non-public information. Such disclosure does not fall within the portfolio securities disclosure requirements outlined above.
Whether the information constitutes material non-public information will be made on a good faith determination, which involves an assessment of the particular facts and circumstances. In most cases commentary or analysis would be immaterial and would not convey any advantage to a recipient in making a decision concerning a portfolio. Commentary and analysis include, but are not limited to, the allocation of a portfolio’s investment securities and other investments among various asset classes, sectors, industries, and countries, the characteristics of the stock components and other investments of a portfolio, the attribution of portfolio returns by asset class, sector, industry and country, and the volatility characteristics of a portfolio.
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Portfolio Transactions
The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of the portfolios. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. A portfolio generally does not incur any commissions or sales charges when it invests in underlying Schwab Funds or Laudus Funds, but it may incur such costs if it invests directly in other types of securities or in unaffiliated funds. Purchases and sales of securities on a stock exchange, including ETF shares, or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Exchange fees may also apply to transactions effected on an exchange. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. The portfolios do not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices the portfolios pay to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which certain of the portfolios invest are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the portfolios will primarily consist of dealer spreads and brokerage commissions.
The investment adviser seeks to obtain best execution for the portfolios’ transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; ability to facilitate short selling; provision of additional brokerage or research services or products; whether a broker guarantees that a portfolio will receive, on aggregate, prices at least as favorable as the closing prices on a given day when adherence to “market-on-close” pricing aligns with portfolio objectives; or whether a broker guarantees that a portfolio will receive the volume-weighted average price (VWAP) for a security for a given trading day (or portion thereof) when the investment adviser believes that VWAP execution is in a portfolio’s best interest. In addition, the investment adviser may have incentive sharing arrangements with certain unaffiliated brokers who guarantee market-on-close pricing: on a day when such a broker executes transactions at prices better, on aggregate, than market-on-close prices, that broker may receive, in addition to his or her standard commission, a portion of the net difference between the actual execution prices and corresponding market-on-close prices for that day.
The investment adviser may cause a portfolio to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: company financial data and economic data (e.g., unemployment, inflation rates and GDP figures), stock quotes, last sale prices and trading volumes, research reports analyzing the performance of a particular company or stock, narrowly distributed trade magazines or technical journals covering specific industries, products, or issuers, seminars or conferences registration fees which provide substantive content relating to eligible research, quantitative analytical software and software that provides analyses of securities portfolios, trading strategies and pre/post trade analytics, discussions with research analysts or meetings with corporate executives which provide a means of obtaining oral advice on securities, markets or particular issuers, short-term custody related to effecting particular transactions and clearance and settlement of those trades, lines between the broker-dealer and order management systems operated by a third party vendor, dedicated lines between the broker-dealer and the investment adviser’s order management system, dedicated lines providing direct dial-up service between the investment adviser and the trading desk at the broker-dealer, message services used to transmit orders to broker-dealers for execution, electronic communication of allocation instructions between institutions and broker-dealers, comparison services required by the SEC or another regulator (e.g., use of electronic confirmation and affirmation of institutional trades),
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exchange of messages among broker-dealers, custodians, and institutions related to a trade, post-trade matching of trade information, routing settlement instructions to custodian banks and broker-dealers’ clearing agents, software that provides algorithmic trading strategies, and trading software operated by a broker-dealer to route orders to market centers or direct market access systems. The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts, and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.
The investment adviser may receive a service from a broker or dealer that has both a “research” and a “non-research” use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions or spreads, while the investment adviser will use its own funds or other resources to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser and sub-advisers believe that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.
The investment adviser may purchase for the portfolios new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services, in accordance with applicable rules and regulations permitting these types of arrangements. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e) of the 1934 Act.
The investment adviser may place orders directly with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable the portfolios to trade directly with other institutional holders. At times, this may allow the portfolios to trade larger blocks than would be possible trading through a single market maker.
The investment adviser may aggregate securities sales or purchases among two or more portfolios. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected portfolio and is consistent with the terms of the investment advisory agreement for such portfolio. In any single transaction in which purchases and/or sales of securities of any issuer for the account of a portfolio are aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the portfolio.
In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the portfolios on securities exchanges, the investment adviser follows procedures, adopted by the portfolios' Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.
The Schwab Government Money Market Portfolio expects that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices, although in some cases they may include a commission like charge.
Proxy Voting
The Board of Trustees has delegated the responsibility for voting proxies to CSIM. The Trustees have adopted CSIM’s Proxy Voting Policy and Procedures with respect to proxies voted on behalf of the various Schwab Funds’ portfolios. A description of CSIM’s Proxy Voting Policy and Procedures is included in APPENDIX – PROXY VOTING POLICY AND PROCEDURES.
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The Trust is required to disclose annually a portfolio’s complete proxy voting record on Form N-PX. The Trust’s proxy voting record for the most recent 12 month period ended June 30th is available by visiting the Schwab website at www.csimfunds.com/schwabfunds_prospectus. A portfolio’s Form N-PX will also be available on the SEC’s website at www.sec.gov.
Brokerage Commissions
For the past three fiscal years ended December 31, the portfolios paid the following brokerage commissions.
Portfolios	2015	2014	2013
Schwab Government Money Market Portfolio	$0	$0	$0
Schwab S&P 500 Index Portfolio	$3,937	$1,687	$2,685
Regular Broker-Dealers
A portfolio’s regular broker-dealers during its most recent fiscal year are: (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from a portfolio; (2) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (3) the ten broker-dealers that sold the largest dollar amount of a portfolio’s shares. During the fiscal year ended December 31, 2015, the following portfolio purchased securities issued by the following regular broker-dealers:
	Regular Broker Dealer	Value of Holdings
Schwab S&P 500 Index Portfolio	Wells Fargo Securities, LLC	$3,392,879
	J.P. Morgan Securities LLC	$3,265,712
	Sumitomo Mitsui Banking Corp.	$2,466,753
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	$2,355,594
	Australia & New Zealand Banking Group Ltd.	$1,638,070
	Bank of New York Mellon Corp.	$588,539
	Charles Schwab & Co., Inc.	$518,615
	State Street Bank & Trust Co.	$358,344
Description Of The Trust
Each portfolio is a series of Schwab Annuity Portfolios, an open-end management investment company organized as a Massachusetts business trust on January 21, 1994.
The portfolios may hold special shareholder meetings, which may cause the portfolios to incur non-routine expenses. These meetings may be called for purposes such as electing Trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.
Life and annuity insurance companies and their separate accounts are the record owners of portfolio shares. The portfolios understand that the life and annuity insurance companies will vote their shares in accordance with timely instructions received from contract owners who have allocated contract values to the portfolios, to the extent required by applicable laws.
The bylaws of the Trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that
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series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.
The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.
Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations. There is a remote possibility that a portfolio could become liable for a misstatement in the prospectus or SAI about another portfolio.
As more fully described in the Declaration of Trust, the Trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof pursuant to elections made by the participating insurance companies. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.
Any series of the Trust may reorganize or merge with one or more other series of the Trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Trust’s Declaration of Trust and Bylaws, without the approval of shareholders of any series.
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS AND PRICING OF SHARES
Purchasing and Redeeming Shares of the Portfolios
You cannot purchase shares of the portfolios directly, but you may allocate account value under your variable contract to and from the portfolios in accordance with the terms of your variable contract. Please refer to the appropriate separate account prospectus for information on how to purchase units of a variable contract and how to select specific portfolios as investment options.
The portfolios have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a portfolio. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in “Pricing of Shares.” A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash. Please note that this ability to make in-kind redemptions may be effected by agreements made with participating insurance companies.
The Schwab S&P 500 Index Portfolio is designed for long-term investing. Because short-term trading activities can disrupt the smooth management of the portfolio and increase its expenses, the portfolio reserves the right, in its sole
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discretion, to refuse any purchase or exchange order, or large purchase or exchange orders, including any purchase or exchange order which appears to be associated with short-term trading activities or “market timing.” Because market timing decisions to buy and sell securities typically are based on an individual investor’s market outlook, including such factors as the perceived strength of the economy or the anticipated direction of interest rates, it is difficult for the portfolio to determine in advance what purchase or exchange orders may be deemed to be associated with market timing or short-term trading activities. The portfolios and Schwab reserve the right to refuse any purchase or exchange order, including large orders that may negatively impact their operations. More information regarding the portfolio’s market timing policies is included in the portfolio’s prospectus.
Delivery of Shareholder Documents
Typically once a year, an updated prospectus will be mailed to shareholders describing each portfolio's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each portfolio's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called “householding.” If you want to receive multiple copies, you may write or call your portfolio at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by a fund or other date as communicated by the financial intermediary.
Liquidity Fees and Redemption Gates
As a government money market fund, the Schwab Government Money Market Portfolio is not required to impose a liquidity fee and/or a redemption gate on fund redemptions. The Board has determined not to subject the Schwab Government Money Market Portfolio to a liquidity fee and/or a redemption gate on portfolio redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees and/or redemption gates, but only after providing appropriate prior notice to shareholders.
Pricing of Shares
Each business day, each portfolio calculates its share price, or NAV, as of the close of the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time). This means that NAVs are calculated using the values of a portfolio’s securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available or the investment adviser deems them to be unreliable are required to be valued at fair value using procedures approved by the Board of Trustees. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the portfolios reserve the right to treat such day as a business day and accept purchase and redemption orders and calculate their respective share prices as of the normally scheduled close of regular trading on the NYSE for that day.
Shareholders of portfolios that invest in foreign securities should be aware that because foreign markets are often open on weekends and other days when the portfolios are closed, the value of some of a portfolio’s securities may change on days when it is not possible to buy or sell shares of the portfolio. The portfolios use approved pricing sources to provide values for their portfolio securities. Current market values are generally determined by the approved pricing sources as follows: generally, securities traded on exchanges , excluding the NASDAQ National Market System, are valued at the last-quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices; generally, securities traded in the over-the-counter market are valued at the last reported sales price that day, or, if no sales are reported, at the mean between the bid and ask prices. Generally, securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. In addition, securities that are primarily traded on foreign exchanges are generally valued at the official closing price or last sales price on the exchange where the securities are primarily traded with these values then translated into U.S. dollars at the current exchange rate. Fixed income securities normally are valued based on valuations provided by approved pricing sources. Securities may be fair valued pursuant to procedures approved by the portfolios’ Board of Trustees when a security is delisted or its trading is halted or suspended, approved pricing sources do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close
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of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the portfolios pursuant to the procedures.
The Schwab Government Money Market Portfolio values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of the portfolio's investments at amortized cost with market values. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees. The Schwab Government Money Market Portfolio uses approved pricing sources to provide values for its portfolio securities. Securities may be fair valued pursuant to procedures approved by the Schwab Government Money Market Portfolio's Board of Trustees when approved pricing sources do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the Schwab Government Money Market Portfolio pursuant to the procedures.
The amortized cost method of valuation seeks to maintain a stable NAV of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can, in certain circumstances, lead to a dilution of a shareholder's interest.
If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and the Schwab Government Money Market Portfolio's $1.00 NAV calculated using amortized cost or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.
If the Schwab Government Money Market Portfolio's NAV calculated using market values declined, or was expected to decline, below its $1.00 NAV calculated using amortized cost, the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain its $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if Schwab Government Money Market Portfolio's NAV calculated using market values were to increase, or were anticipated to increase above its $1.00 NAV calculated using amortized cost, the Board of Trustees might supplement dividends in an effort to maintain its $1.00 NAV.
Taxation
This discussion of federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Federal Tax Information for the Portfolios
For a discussion of the tax status of a particular insurance contract and the tax consequences of ownership of such a contract, refer to the appropriate variable contract prospectus. Shares of the portfolios are available only through separate accounts of participating insurance companies and plans.
It is each portfolio's policy to qualify for taxation as a “regulated investment company” (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code. By qualifying as a RIC, each portfolio expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a portfolio does not qualify as a RIC under the Internal Revenue Code, it will be subject to federal income tax on its net investment income and any net realized capital gains. In addition, each portfolio could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.
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Each portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. Each portfolio intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a portfolio must, among other requirements, distribute annually to its shareholders an amount at least equal to the sum of 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and 90% of its net tax-exempt income. Among these requirements are the following: (i) at least 90% of a portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of a portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers and which are engaged in the same, similar, or related trades or businesses if the portfolio owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.
Certain master limited partnerships may qualify as “qualified publicly traded partnerships” for purposes of the Subchapter M Internal Revenue Code diversification rules described above. To do so, the master limited partnership must satisfy two requirements during the taxable year. First, the interests of such partnership either must be traded on an established securities market or must be readily tradable on a secondary market (or the substantial equivalent thereof). Second, the partnership must meet the 90% gross income requirements for the exception from treatment as a corporation with gross income other than income consisting of dividends, interest, payments with respect to securities loans, or gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock securities or currencies.
The portfolios should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all of their income and gains each calendar year so long as their only shareholders are certain retirement plans or segregated asset accounts of life insurance companies held in connection with variable annuity contracts or life insurance policies described in Section 817(d) of the Internal Revenue Code or certain other tax-exempt entities.
Internal Revenue Service regulations applicable to separate accounts generally require that portfolios that serve as the funding vehicles for separate accounts invest no more than 55% of the value of their total assets in one investment, 70% in two investments, 80% in three investments and 90% in four investments.
Alternatively, a portfolio will be treated as meeting these requirements for any quarter of its taxable year if, as of the close of such quarter, the portfolio meets the diversification requirements applicable to regulated investment companies and no more than 55% of the value of its total assets consists of cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies.
The portfolios intend to meet these requirements. Internal Revenue Service regulations also limit the types of investors that may invest in such a portfolio. The portfolios intend to meet this limitation by offering shares only to participating insurance companies and their separate accounts in connection with the purchase of contracts and variable life insurance policies and to certain qualified benefit plans.
A portfolio’s transactions in futures contracts, forward contracts, foreign currency exchange transactions, options and certain other investment and hedging activities may be restricted by the Internal Revenue Code and are subject to special tax rules. In a given case, these rules may accelerate income to a portfolio, defer its losses, cause adjustments in the holding periods of the portfolio’s assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the portfolio's income. These rules could therefore affect the amount, timing and
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character of distributions to shareholders. Each portfolio will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of a portfolio and its shareholders.
The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the portfolios. No attempt is made to present a complete explanation of the federal tax treatment of the portfolios' activities, and this discussion must be read in conjunction with the discussion in the prospectuses and/or statements of additional information for the applicable insurance and annuity contracts. It is not intended as a substitute for careful tax planning, and does not discuss the taxation of insurance companies or the taxation of holders of variable contracts. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the insurance and annuity contracts and the holders thereof.
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APPENDIX - RATINGS Of Investment Securities
From time to time, each portfolio may report the percentage of its assets which fall into the rating categories set forth below.
BONDS
Moody’s Investors Service
Aaa	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
STANDARD & POOR’S CORPORATION
Investment Grade
AAA	Debt rated ‘AAA’ has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA	Debt rated ‘AA’ has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.
A	Debt rated ‘A’ has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
BBB	Debt rated ‘BBB’ is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
Speculative Grade
Debt rated ‘BB’ and ‘B’ is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
BB	Debt rated ‘BB’ has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The ‘BB’ rating category is also used for debt subordinated to senior debt that is assigned an actual or implied ‘BBB-’ rating.
B	Debt rate ‘B’ has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The ‘B’ rating category also is used for debt subordinated to senior debt that is assigned an actual or implied ‘BB’ or 'BB-' rating.
Fitch, Inc.
Investment Grade Bond
AAA	Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA	Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated ‘AAA’. Because bonds rated in the ‘AAA’ and ‘AA’ categories are not significantly vulnerable to foreseeable future developments, short term debt of these issuers is generally rated ‘F1+’.
A	Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB	Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
Speculative Grade Bond
BB	Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B	Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Dominion Bond Rating Service
Bond and Long Term Debt Rating Scale
As is the case with all DBRS rating scales, long term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. DBRS ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every DBRS rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.
AAA: Highest Credit Quality
AA: Superior Credit Quality
A: Satisfactory Credit Quality

BBB: Adequate Credit Quality
BB: Speculative
B: Highly Speculative

CCC: Very Highly Speculative
CC: Very Highly Speculative
C: Very Highly Speculative
“AAA” Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.
“AA” Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.
“A” Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.
“BBB” Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.
“BB” Bonds rated “BB” are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.
“B” Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC” / “CC” / “C” Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated “B”. Bonds rated below “B” often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the “C” to “CCC” categories, with “CC” and “C” normally used to lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.
“D” This category indicates Bonds in default of either interest or principal.
(“high”, “low”) grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.
COMMERCIAL PAPER AND SHORT-TERM DEBT RATING SCALE
Dominion Bond Rating Service
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner. DBRS ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every DBRS rating is based on quantitative and qualitative considerations which are relevant for the borrowing entity.
R-1: Prime Credit Quality
R-2: Adequate Credit Quality
R-3: Speculative
All three DBRS rating categories for short term debt use “high”, “middle” or “low” as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area, as this is where ratings for active borrowers in Canada continue to be heavily concentrated.
“R-1 (high)” Short term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.
“R-1 (middle)” Short term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition which DBRS has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.
“R-1 (low)” Short term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.
“R-2 (high)”, “R-2 (middle)”, “R-2 (low)” Short term debt rated “R-2” is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the “R-2” classification are not as strong as those in the “R-1” category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an “R-1 credit”. Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.
“R-3 (high)”, “R-3 (middle)”, “R-3 (low)” Short term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.
SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS
Moody’s Investors Service
Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-3 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.
Standard & Poor’s Corporation
An S&P SP-1 rating indicates that the subject securities’ issuer has a strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P’s determination that an issuer has a satisfactory capacity to pay principal and interest is denoted by an SP-2 rating.
Fitch, Inc.
Obligations supported by the highest capacity for timely repayment are rated F1+. An F1 rating indicates that the obligation is supported by a very strong capacity for timely repayment. Obligations rated F2 are supported by a good capacity for timely repayment, although adverse changes in business, economic, or financial conditions may affect this capacity.
COMMERCIAL PAPER
Moody’s Investors Service
Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.
Standard & Poor’s Corporation
A Standard & Poor’s Corporation (“S&P”) A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.
Fitch, Inc.
F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

Charles Schwab Investment Management, Inc.
The Charles Schwab Family of Funds
Schwab Investments
Schwab Capital Trust
Schwab Annuity Portfolios
Laudus Trust
Schwab Strategic Trust

PROXY VOTING POLICY AND PROCEDURES
AS OF MARCH, 2016

I.	INTRODUCTION
Charles Schwab Investment Management, Inc. (“CSIM”), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies and other clients for which it provides discretionary investment management services. CSIM’s Proxy Committee exercises and documents CSIM’s responsibility with regard to voting of client proxies (the “Proxy Committee”). The Proxy Committee is composed of representatives of CSIM’s Fund Administration, Portfolio Management, and Legal Departments, and chaired by CSIM’s Chief Investment Officer, Equities or his/her delegate. The Proxy Committee reviews and may amend periodically these policies. The policies stated in these Proxy Voting Policy and Procedures (the “Proxy Policies”) pertain to all of CSIM’s clients.
The Boards of Trustees (the “Board”) of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (“Schwab Funds”), Laudus Trust (“Laudus Funds”) and Schwab Strategic Trust (“Schwab ETFs”; collectively with the Schwab Funds and Laudus Funds, the “Funds”) have delegated the responsibility for voting proxies to CSIM through their respective investment advisory agreements. The Board has adopted these Proxy Policies with respect to proxies voted on behalf of the various series of the Schwab Funds, Laudus Funds, and Schwab ETFs. CSIM will present amendments to the Board for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend these Proxy Policies between regular Schwab Funds, Laudus Funds and Schwab ETFs Board meetings. In such cases, the Board will be asked to ratify any changes at the next regular meeting of the Board.
To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Glass Lewis & Co. (“Glass Lewis”) as an expert in the proxy voting and corporate governance area. The services provided by Glass Lewis include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping. CSIM may also retain additional experts in the proxy voting and corporate governance area.
The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares to seek to maximize the value of that particular holding.
II.	PHILOSOPHY
CSIM believes that its role as a fiduciary is of utmost importance. In voting proxy ballots, CSIM’s ultimate objective is to maximize the value of our clients’ investments by protecting the long-term best interests of shareholders. CSIM believes that directors, as shareholders’ elected representatives, are best positioned to oversee the management of companies in which CSIM’s clients invest, thereby promoting and protecting its clients’ long-term interests. Therefore, CSIM will generally support a board of directors’ recommendations unless concerns arise, such as the board’s performance, accountability or management of conflicts of interests.

CSIM invests on behalf of its clients in companies domiciled all over the world. Since corporate governance standards and best practices differ by country and jurisdiction, the market context is taken into account in the analysis of proposals. Furthermore, there are instances where CSIM may determine that voting is not in the best interests of its clients (typically due to costs or to trading restrictions) and will refrain from submitting votes.
III.	PROXY VOTING GUIDELINES
The Proxy Committee receives and reviews Glass Lewis’ written proxy voting policies and procedures (“Glass Lewis’ Proxy Policies”). Positions on proposals are evaluated by the Proxy Committee in the long-term best interests of shareholders. Below is a description of CSIM’s guidelines on key proposals for votes on U.S. and Canadian companies. In other circumstances, CSIM generally will utilize the Glass Lewis’ Proxy Policies (which are posted on the Funds’ website).
A.	DIRECTORS AND AUDITORS
i.	Directors
As a starting point, CSIM expects the board to be composed of a majority of independent directors and to be responsive to shareholders. CSIM also expects directors that serve on a company’s nominating, compensation or audit committee to be independent.
Factors that may result in a vote against one or more directors:
•   The board is not majority independent
•   Non-independent directors serve on the nominating, compensation or audit committees
•   Director recently failed to attend at least 75% of meetings or serves on an excessive number of publically traded company boards
•   Directors approved executive compensation schemes that appear misaligned with shareholders’ interests
•  Director recently acted in a manner inconsistent with these Proxy Policies or failed to be responsive to concerns of a majority of shareholders
ii.	Auditors
CSIM typically supports the ratification of auditors unless CSIM believes that the auditors’ independence may have been compromised.
Factors that may result in a vote against the ratification of auditors:
•   Audit-related fees are less than half of the total fees paid by the company to the audit firm
•  A recent material restatement of annual financial statements
B.	BOARD MATTERS
i.	Classified Boards
CSIM generally defers to management’s recommendation for classified board proposals unless CSIM has particular concerns regarding the board’s accountability or responsiveness to shareholders.
Factors that may result in a vote supporting a shareholder proposal to de-classify a board:
•   The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings
•   The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting

•   The company had material financial statement restatements
•  The company’s board adopted a shareholder rights plan (also known as a “Poison Pill”) during the past year and did not submit it to shareholders for approval
ii.	Majority Voting
CSIM generally supports majority voting proposals when they call for plurality voting standards in contested elections.
iii.	Cumulative Voting
CSIM typically supports the concept of voting rights being proportional to shareholders’ economic stake in the company. Therefore, CSIM will generally not support cumulative voting proposals unless the company has a controlling shareholder or shareholder group and has plurality voting standards.
iv.	Proxy Access
CSIM typically does not support proxy access proposals unless CSIM has particular concerns regarding the board’s accountability or responsiveness to shareholders.
Factors that may result in a vote supporting proxy access:
•   The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings
•   The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting
•   The company had material financial statement restatements
•  The company’s board adopted a Poison Pill during the past year and did not submit it to shareholders for approval
v.	Independent Chair
CSIM believes that the board is typically best positioned to determine its leadership structure. Therefore, CSIM will typically not support proposals requiring an independent chair unless CSIM has concerns regarding the board’s accountability or responsiveness to shareholders.
Factors that may result in a vote supporting a shareholder proposal requiring an independent chair:
•   The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings
•   The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting
•   The company had material financial statement restatements
•   The company’s board adopted a Poison Pill during the past year and did not submit it to shareholders for approval
C.	COMPENSATION
i.	Advisory Vote on Executive Compensation and Frequency
CSIM generally supports advisory votes on executive compensation (also known as “Say-On-Pay”) when the compensation scheme appears aligned with shareholder economic interests and lacks problematic features.
Factors that may result in a vote against Say-On-Pay:

•   Executive compensation is out of line with industry peers considering the company’s performance over time
•  Executive compensation plan includes significant guaranteed bonuses or has a low amount of compensation at risk
•   Executive compensation plan offers excessive perquisites, tax-gross up provisions, or golden parachutes
CSIM typically supports annual advisory votes on executive compensation.
ii.	Equity Compensation Plans
CSIM generally supports stock-based compensation plans when they do not overly dilute shareholders by providing participants with excessive awards and lack problematic features.
Factors that may result in a vote against Equity Compensation Plans:
•   Plan’s total potential dilution appears excessive
•   Plan’s burn rate appears excessive compared to industry peers
•   Plan allows for the re-pricing of options without shareholder approval
•   Plan has an evergreen feature
iii.	Employee Stock Purchase Plans
CSIM supports the concept of broad employee participation in a company’s equity. Therefore, CSIM typically supports employee stock purchase plans when the shares can be purchased at 85% or more of the shares’ market value.
iv.	Re-price/Exchange Option Plans
CSIM generally only supports management’s proposals to re-price options when the plan excludes senior management and directors, does not excessively dilute shareholders, and the company has not significantly underperformed its industry peers over time.
D.	ANTI-TAKEOVER
i.	Shareholder Rights Plans (“Poison Pills”)
Poison Pills constrain a potential acquirer’s ability to buy shares in a company above a certain threshold without the approval of the company’s board of directors. While a Poison Pill may help a company in achieving a higher bid, it may also entrench the incumbent management and board. CSIM believes that shareholders should have the right to approve a Poison Pill within a year of its adoption. CSIM generally votes against Poison Pills that do not have safeguards to protect shareholder interests.
Factors that may result in a vote against Poison Pills:
•   Plan does not expire in a relatively short time horizon
•   Plan does not have a well-crafted permitted bid or qualified offer feature that mandates shareholder votes in certain situations
•   Plan automatically renews without shareholder approval
•   Company’s corporate governance profile
ii.	Right to Call Special Meeting
CSIM generally votes against the right of shareholders to call a special meeting unless the threshold to call a special meeting is 25% or more of shares outstanding to avoid wasting corporate resources.

iii.	Right to Act by Written Consent
CSIM generally votes against the right of shareholders to act by written consent if the company already offers shareholders the right the call special meetings. CSIM expects appropriate mechanisms for implementation, including that the threshold to call a special meeting is 25% or more of shares outstanding.
iv.	Supermajority Voting
CSIM generally supports the concept of simple majority standards to pass proposals.
E.	CAPITAL STRUCTURE, MERGERS AND ACQUISITIONS
i.	Increase in Authorized Common Shares
CSIM typically supports proposals to increase the authorized shares unless the company does not sufficiently justify the need for the use of the proposed shares.
ii.	Preferred Shares
CSIM generally supports proposals to create a class of preferred shares with specific voting, dividend, conversion and other rights.
iii.	Mergers and Acquisitions
CSIM generally supports transactions that appear to maximize shareholder value. In assessing the proposals, CSIM considers the proposed transaction’s strategic rationale, the offer premium, the board’s oversight of the sales process, and other pertinent factors.
F.	ENVIRONMENTAL AND SOCIAL PROPOSALS
Environmental and Social shareholder proposals typically request companies to change their business practices or to enhance their disclosures. CSIM believes that in most instances, the board is best positioned to evaluate the impact of these proposals on the company’s business. Therefore, CSIM generally defers to the board’s recommendation unless the proposal has successfully articulated a demonstrable tangible economic impact on shareholder value.
i.	Political Contribution Proposals
CSIM expects the board of directors to have an oversight process for political contributions and lobbying proposals. CSIM generally votes against political contribution shareholder proposals unless there is no evidence of board oversight.
IV.	ADMINISTRATION
A.	CONFLICTS OF INTERESTS
With respect to proxies of an underlying affiliated Fund, the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of such Fund (i.e., “echo vote”), unless otherwise required by law. When required by law or applicable exemptive order, the Proxy Committee will also “echo vote” proxies of an unaffiliated mutual fund or exchange traded fund (“ETF”). For example, certain exemptive orders issued to the Funds by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the Funds, under certain circumstances, to “echo vote” proxies of registered investment companies that serve as underlying investments of the Funds.

In addition, with respect to holdings of The Charles Schwab Corporation (“CSC”) (ticker symbol: SCHW), the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of CSC (i.e., “echo vote”), unless otherwise required by law.
Other than proxies that will be “echo voted”, proxy issues that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM’s clients will be delegated to Glass Lewis to be voted in accordance with CSIM’s Proxy Voting Guidelines.
B.	FOREIGN SECURITIES/SHAREBLOCKING
CSIM has arrangements with Glass Lewis for the execution of proxy votes. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:
•   proxy statements and ballots written in a foreign language;
•   untimely and/or inadequate notice of shareholder meetings;
•   restrictions of foreigner’s ability to exercise votes;
•   requirements to vote proxies in person;
•   requirements to provide local agents with power of attorney to facilitate CSIM’s voting instructions.
In consideration of the foregoing issues, Glass Lewis uses its best efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote. In addition, certain foreign countries impose restrictions on the sale of securities for a period of time before and/or after the shareholder meeting. To avoid these trading restrictions, the Proxy Committee instructs Glass Lewis not to vote such foreign proxies.
C.	SECURITIES LENDING
Certain of the Funds enter into securities lending arrangements with lending agents to generate additional revenue for their portfolios. In securities lending arrangements, any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the lender retains the right to recall a security and may then exercise the security’s voting rights. In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date. CSIM will use its best efforts to recall a Fund’s securities on loan and vote such securities’ proxies if (a) the proxy relates to a special meeting of shareholders of the issuer (as opposed to the issuer's annual meeting of shareholders), or (b) the Fund owns more than 5% of the outstanding shares of the issuer. Further, it is CSIM's policy to use its best efforts to recall securities on loan and vote such securities’ proxies if CSIM determines that the proxies involve a material event affecting the loaned securities. CSIM may utilize third-party service providers to assist it in identifying and evaluating whether an event is material. CSIM may also recall securities on loan and vote such securities’ proxies in its discretion.
D.	SUB-ADVISORY RELATIONSHIPS
Where CSIM has delegated day-to-day investment management responsibilities to an investment sub-adviser, CSIM may (but generally does not) delegate proxy voting responsibility to such investment sub-adviser. Each sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser’s proxy voting policy to determine whether it believes that each sub-adviser’s proxy voting policy is generally consistent with the maximization of the value of CSIM’s clients’ investments by protecting the long-term best interest of shareholders.
E.	REPORTING AND RECORD RETENTION
CSIM will maintain, or cause Glass Lewis to maintain, records that identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients’ proxy voting records and procedures.
CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.

Statement Of Additional Information
Schwab Annuity Portfolios
Schwab MarketTrack Growth Portfolio II™	SWH1Z
April 14, 2016
The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the portfolio's prospectus dated April 14, 2016 (as amended from time to time).
The portfolio’s audited financial statements and the report of the independent registered public accounting firm thereon from the portfolio’s annual report for the fiscal year ended December 31, 2015, are incorporated by reference into this SAI.
For a free copy of any of these documents or to request other information or ask questions about the portfolio, call Schwab Insurance Services at Charles Schwab & Co., Inc. at 1-888-311-4887 or contact Schwab Funds® at 1-800-435-4000. In addition, you may visit the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus for a free copy of a prospectus, SAI or an annual or semi-annual report.
The portfolio is a series of Schwab Annuity Portfolios (the Trust). The portfolio is part of the Schwab complex of funds (Schwab Funds).

INVESTMENT OBJECTIVE
The Schwab MarketTrack Growth Portfolio II seeks high capital growth with less volatility than an all-stock portfolio.
The portfolio's investment objective may be changed only by vote of a majority of its outstanding voting shares. A majority of the outstanding voting shares of the portfolio means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of the portfolio are represented at the meeting or (b) more than 50% of the outstanding voting shares of the portfolio. There is no guarantee that the portfolio will achieve its investment objective.
Investment Strategies
The portfolio seeks to maintain a defined mix of asset classes over time, and it invests mainly in a combination of other Schwab Funds®, which are managed using indexing strategies. The portfolio may invest in various types of underlying funds. The portfolio also may invest in securities other than shares of Schwab Funds, such as stocks, bonds, exchange traded funds and money market securities, and engage in certain investment techniques. For the large-cap allocation, in addition to investing in other Schwab Funds, the portfolio may also invest directly in all the stocks that comprise the S&P 500 Index® (or other similar index), using an indexing strategy. These investments and the risks normally associated with these investments are discussed in the “Investments, Risks and Limitations” section of this document.
Mutual Funds (open-end mutual funds) are registered investment companies, which may issue and redeem their shares on a continuous basis. Closed-end funds are registered investment companies that offer a fixed number of shares and are usually listed on an exchange. These funds generally offer investors the advantages of diversification and professional investment management, by combining shareholders’ money and investing it in various types of securities, such as stocks, bonds and money market securities. These funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements; buying and selling futures contracts, illiquid and restricted securities and repurchase agreements and borrowing or lending money and/or portfolio securities. The risks of investing in these funds generally reflect the risks of the securities in which these funds invest and the investment techniques they may employ. Also, these funds charge fees and incur operating expenses. The portfolio will normally invest at least 50% of its assets in other Schwab Funds, which are registered open-end investment companies.
Equity Funds typically seek growth of capital and invest primarily in equity securities. Other investments generally include debt securities, such as U.S. government securities, and some illiquid and restricted securities. Equity funds typically may enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures and options contracts. Some equity funds invest exclusively in equity securities and may focus on a specialized segment of the stock market, like stocks of small companies or foreign issuers, or may focus in a specific industry or group of industries. The greater the portfolio’s investment in stock, the greater exposure it will have to stock risk and stock market risk. Stock risk is the risk that a stock may decline in price over the short or long term. When a stock’s price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Some stocks, like small company and international stocks, are more sensitive to stock risk than others. Diversifying investments across companies can help to lower the stock risk of the portfolio. Market risk is typically the result of a negative economic condition that affects the value of an entire class of securities, such as stocks or bonds. Diversification among various asset classes, such as stocks, bonds and cash, can help to lower the market risk of the portfolio. The underlying equity funds that the portfolio may currently invest in are listed in the portfolio’s prospectus. An equity fund’s other investments and use of investment techniques also will affect its performance and portfolio value.
Small-Cap Equity Funds typically seek capital growth and invest primarily in equity securities of companies with smaller market capitalizations. Small-cap equity funds generally make similar types of investments and employ similar types of techniques as other equity funds, except that they focus on stocks issued by companies at the lower end of the total capitalization of the U.S. stock market. These stocks tend to be more volatile than stocks of companies of larger capitalized companies. Small-cap equity funds, therefore, tend to be more volatile than equity funds that invest in mid- or large-cap stocks, and are normally recommended for long-term investors. The underlying small-cap equity fund(s) that the portfolio may currently invest in is listed in the portfolio’s prospectus. For a more detailed discussion of the risks of small-cap stocks, please refer to “Equity Securities” later in the document.
International Equity Funds typically seek capital growth and invest primarily in equity securities of foreign issuers. Global equity funds invest primarily in equity securities of both domestic and foreign issuers. International and global equity funds generally make similar types of investments and employ similar types of investment techniques as other equity funds, except they focus on stocks of foreign issuers. Some international equity and global equity funds invest exclusively in foreign securities. Some of these funds invest in securities of issuers located in emerging or developing securities markets. These funds have greater exposure to the risks associated with international investing. International and global equity funds also may invest in foreign currencies and depositary receipts and enter into futures and options contracts on foreign currencies and forward foreign currency exchange contracts. The underlying international equity fund(s) that the portfolio may currently invest in is listed in the portfolio’s prospectus. For a more detailed discussion of the risks of international stocks, please refer to “Foreign Securities” later in the document.
Fixed Income Funds typically seek high current income by investing primarily in debt securities, including U.S. government securities, corporate bonds, stripped securities and mortgage- and asset-backed securities. Other investments may include some illiquid and restricted securities. Fixed income funds typically may enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures contracts. Fixed income funds are subject to interest rate and income risks as well as credit and prepayment risks. When interest rates fall, the prices of debt securities generally rise, which may affect the values of fixed income funds and their yields. For example, when interest rates fall, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. A fixed income fund holding these securities would be forced to invest the principal received from the issuer in lower yielding debt securities. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This risk is known as extension risk and may affect the value of a fixed income fund if the value of its securities are depreciated as a result of the higher market interest rates. In addition, when interest rates rise, bond prices fall as a general rule. This means that the value of an investor’s shares in a fixed income fund could decline in response to a rise in interest rates.
Fixed income funds also are subject to the risk that the issuers of the securities in their portfolios will not make timely interest and/or principal payments or fail to make them at all. The underlying fixed income fund that the portfolio may invest in is listed in the prosepctus. For a more detailed discussion of the risks of bonds, please refer to “Debt Securities” later in the document.
Money Market Funds typically seek current income by investing in money market securities. Certain money market funds seek a stable share price of $1.00, while others have a share price that fluctuates. Money market securities include commercial paper and short-term U.S. government securities, certificates of deposit, bankers’ acceptances and repurchase agreements. Some money market securities may be illiquid or restricted securities or purchased on a delayed-delivery or when issued basis. Effective October 14, 2016, certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums. For a more detailed discussion of the risks of money market securities, please refer to “Money Market Securities” later in the document.
Investments, Securities And Risks
The different types of investments that the portfolio or the underlying funds typically may invest in, the investment techniques they may use and the risks normally associated with these investments are discussed below. The Schwab MarketTrack Growth Portfolio II also may invest in securities other than shares of Schwab Funds, such as stocks, bonds, ETFs and money market securities, and engage in certain investment techniques, which are outlined below.
The following investment securities, strategies, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of the portfolio's acquisition of such security or asset unless otherwise noted. Thus, any subsequent change in values, net assets or other circumstances does not require the portfolio to sell an investment if it could not then make the same investment.
Asset-Backed Securities are securities that are backed by the loans or accounts receivable of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment may depend largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.
Sometimes the credit quality of these securities is limited to the support provided by the underlying assets, but, in other cases additional credit support also may be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.
Borrowing. A portfolio may borrow for temporary or emergency purposes; for example, a portfolio may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. A portfolio’s borrowings will be subject to interest costs. Borrowing can also involve leveraging when securities are purchased with the borrowed money. Leveraging creates interest expenses that can exceed the income from the assets purchased with the borrowed money. In addition, leveraging may magnify changes in the net asset value of a portfolio's shares and in its portfolio yield. A portfolio will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC). If assets used to secure a borrowing decrease in value, a portfolio may be required to pledge additional collateral to avoid liquidation of those assets.
A portfolio may establish lines-of-credit (lines) with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by a portfolio within 60 days and is not extended or renewed. The portfolio may use the lines to meet large or unexpected redemptions that would otherwise force the portfolio to liquidate securities under circumstances which are unfavorable to the portfolio's remaining shareholders. The portfolio will pay fees to a bank if it uses its lines.
Build America Bonds are taxable municipal bonds with federal subsidies for a portion of the issuer’s borrowing costs. Build America Bonds were issued through the Build America Bond program, which was created as part of the American Recovery and Reinvestment Act of 2009 (the Act). The objective of the program was to reduce the borrowing costs of state and local governments. Because the Act was not extended beyond its expiration date on December 31, 2010, tax subsidies will not apply to Build America Bonds issued following such date (if any). However, Build America Bonds outstanding and issued before such date remain eligible for the federal interest rate subsidy, which continues for the life of the Build America Bonds.
If the portfolio or an underlying fund holds Build America Bonds, the portfolio or an underlying fund may be eligible to receive a federal income tax credit; however, the issuer of a Build America Bond may instead elect to receive a cash payment directly from the federal government in lieu of holders such as the portfolio or an underlying fund receiving a tax credit. The interest on Build America Bonds is taxable for federal income tax purposes and will be distributed to shareholders as taxable ordinary income. For any tax credit Build America Bond held by the portfolio or an underlying fund, the portfolio or an underlying fund may elect to pass through to its shareholders any tax credits from those bonds that otherwise would be allowed to the portfolio or an underlying fund. These tax credits can generally be used to offset U.S. federal income taxes and the federal alternative minimum tax, but such credits are generally not refundable. Any unused credits may be carried forward to succeeding taxable years.

Concentration means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry’s securities.
Credit and Liquidity Supports or Enhancements may be employed by issuers, the portfolio or an underlying fund to reduce the credit risk of their securities. Credit supports include letters of credit, insurance, total return and credit swap agreements and guarantees provided by foreign and domestic financial institutions. Liquidity supports include puts, demand features and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. The investment adviser may rely on its evaluation of the credit and liquidity support provider in determining whether to purchase or hold a security enhanced by such a support. Changes in the credit quality of a support provider could cause losses to an underlying fund.
Debt Securities are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically “IOUs,” but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed-, variable- or floating-rate of interest on the amount of money borrowed (the principal) until it is paid back upon maturity.
Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Conversely, when interest rates rise, the prices of debt securities generally fall. Certain debt securities have call features that allow issuers to redeem their outstanding debts prior to final maturity. Depending on the call feature, an issuer may pre-pay its outstanding debts and issue new ones paying lower interest rates.
This is more likely to occur in a falling interest rate environment. In a rising interest rate environment, prepayment on outstanding debt securities is less likely to occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest. If an issuer redeems its debt securities prior to final maturity, a fund may have to replace those securities with lower yielding securities, which could result in a lower return.
A change in a central bank’s monetary policy (or that of other central banks) or improving economic conditions, among other things, may lead to an increase in interest rates, which could significantly impact the value of debt securities in which a portfolio invests. A sharp rise in interest rates could cause a portfolio’s share price to fall. Some debt securities are more sensitive to interest rate changes than others and may experience an immediate and considerable reduction in value if interest rates rise. Longer duration securities tend to be more volatile than shorter duration securities. As the values of debt securities in a portfolio’s portfolio adjust to a rise in interest rates, a portfolio’s share price may fall. In the event that a portfolio holds a large portion of its portfolio in longer duration securities when interest rates increase, the share price of the portfolio may fall significantly.
Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Corporate debt securities (bonds) tend to have higher credit risk generally than U.S. government debt securities. Debt securities also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk). Investment-grade debt securities are considered medium- and/or high-quality securities, although some still possess varying degrees of speculative characteristics and risks. Debt securities rated below investment-grade are riskier, but may offer higher yields. These securities are sometimes referred to as high yield securities or “junk bonds.”
Corporate bonds are debt securities issued by corporations. Although a higher return is expected from corporate bonds, these securities, while subject to the same general risks as U.S. government securities, are subject to greater credit risk than U.S. government securities. Their prices may be affected by the perceived credit quality of their issuer.
Delayed-Delivery Transactions include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, the portfolio or an underlying fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the portfolio or an underlying fund until the security is delivered. The portfolio or an underlying fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When the portfolio or an underlying fund sells a security on a delayed-delivery basis, the portfolio or underlying fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the portfolio or an underlying fund could suffer losses.
Depositary Receipts include American Depositary Receipts (ADRs) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), and are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.
Investments in the securities of foreign issuers may subject the portfolio or underlying fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Please see “Foreign Securities” in this section for more detail.
Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.
Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.
Derivative Instruments are commonly defined to include securities or contracts whose values depend on (or “derive” from) the value of one or more other assets such as securities, currencies, or commodities. These “other assets” are commonly referred to as “underlying assets.”
A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example, forward-based derivatives include forward contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and applying these structures to a wide range of underlying assets.
Risk management strategies include investment techniques designed to facilitate the sale of portfolio securities, manage the average duration of the portfolio or create or alter exposure to certain asset classes, such as equity, other debt or foreign securities.
In addition to the derivative instruments and strategies described in this SAI, the investment adviser expects to discover additional derivative instruments and other investment, hedging or risk management techniques. The investment adviser may utilize these new derivative instruments and techniques to the extent that they are consistent with the portfolio’s investment objective and permitted by the portfolio’s investment limitations, operating policies, and applicable regulatory authorities.
The Commodity Futures Trading Commission (CFTC) regulates the trading of commodity interests, including certain futures contracts, options, and swaps in which the portfolio or an underlying fund may invest. The portfolio or underlying fund that invests in commodity interests will generally be subject to certain CFTC regulatory requirements if it is considered a “commodity pool.” The Trust, on behalf of the portfolio, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” (CPO) under the Commodity Exchange Act, as amended (CEA), with respect to the portfolio’s operation. Therefore, the portfolio and its investment adviser are not subject to regulation as a CPO under the CEA. If the portfolio were no longer able to claim the exclusion, the portfolio’s investment adviser may be required to register as a CPO and the portfolio and its investment adviser would be subject to regulation as a CPO under the CEA. If the portfolio or its investment adviser is subject to CFTC regulation, it may incur additional expenses and/or may choose to make changes to its investment strategies.
Forward Foreign Currency Exchange Contracts involve the purchase or sale of foreign currency at an established exchange rate, but with payment and delivery at a specified future time. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, the portfolio or its underlying funds may engage in forward foreign currency exchange contracts in order to secure exchange rates for portfolio or underlying fund securities purchased or sold, but awaiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when the portfolio or underlying fund settles its securities transactions in the future. Forwards involve certain risks. For example, if the counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the portfolio or underlying fund could sustain a loss.
The underlying funds in which the portfolio may invest also may engage in forward foreign currency exchange contracts to protect the value of specific portfolio positions, which is called “position hedging.” When engaging in position hedging, an underlying fund may enter into forward foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which portfolio securities are denominated (or against an increase in the value of currency for securities that the underlying fund expects to purchase).
Buying and selling foreign currency exchange contracts involves costs and may result in losses. The ability of the portfolio or an underlying fund to engage in these transactions may be limited by tax considerations. Although these techniques tend to minimize the risk of loss due to declines in the value of the hedged currency, they tend to limit any potential gain that might result from an increase in the value of such currency. Transactions in these contracts involve certain other risks. Unanticipated fluctuations in currency prices may result in a poorer overall performance for the portfolio or underlying funds than if they had not engaged in any such transactions. Moreover, there may be imperfect correlation between the portfolios or an underlying fund’s holdings of securities denominated in a particular currency and forward contracts into which the portfolio or underlying fund enters. Such imperfect correlation may cause the portfolio or an underlying fund to sustain losses, which will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss. Losses to the portfolio or an underlying fund will affect the performance of the portfolio.
Forward Contracts are sales contracts between a buyer (holding the “long” position), and the seller (holding the “short” position) for an asset with delivery deferred to a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.
Futures Contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. To the extent allowed by applicable securities laws, the portfolio or an underlying fund may purchase and sell futures contracts based on securities, securities indices and foreign currencies, interest rates, or any other futures contracts traded on U.S. exchanges or boards of trade that the CFTC licenses and regulates on foreign exchanges. Although positions are usually marked to market on a daily basis with an intermediary (executing broker), there remains a credit risk with the futures exchange.
The portfolio or an underlying fund must maintain a small portion of its assets in cash to process shareholder transactions and to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its performance, a portfolio or an underlying fund may purchase futures contracts. Such transactions allow the portfolio's or an underlying fund’s cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. The portfolio or an underlying fund may purchase or sell futures contracts on a specified foreign currency to “fix” the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell. The portfolio or an underlying fund may enter into a futures contract for other reasons as well.
When buying or selling futures contracts, the portfolio or underlying fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as “initial margin” and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as “variation margin,” may be made daily, if necessary, as the value of the futures contracts fluctuate. This process is known as “marking-to-market.” The margin amount will be returned to the portfolio or underlying fund upon termination of the futures contracts assuming all contractual obligations are satisfied. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, the portfolio will earmark or segregate assets for any outstanding futures contracts as may be required under the federal securities laws. Underlying funds may have the same or different arrangements.
While the portfolio or an underlying fund may purchase and sell futures contracts in order to simulate full investment in their respective indices, there are risks associated with these transactions. Adverse market movements could cause the portfolio or an underlying fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if the portfolio or underlying fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, the portfolio or an underlying fund incurs transaction costs (i.e. brokerage fees) when engaging in futures trading. To the extent the portfolio or an underlying fund also invests in futures in order to simulate full investment, these same risks apply.
When interest rates are rising or securities prices are falling, the portfolio or an underlying fund may seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When interest rates are falling or prices are rising, the portfolio or an underlying fund may attempt, through the purchase of futures contracts, to secure better rates or prices than might later be available in the market when they affect anticipated purchases. Similarly, the portfolio or an underlying fund may sell futures contracts on a specified currency to protect against a decline in the value of that currency and its portfolio securities that are denominated in that currency. The portfolio or an underlying fund may purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that the portfolio or an underlying fund has acquired or expects to acquire.
Futures contracts may require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time the portfolio or underlying fund seeks to close out a futures position. If the portfolio or an underlying fund is unable to close out its position and prices move adversely, the portfolio or underlying fund would have to continue to make daily cash payments to maintain its margin requirements. If the portfolio or an underlying fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, the portfolio or an underlying fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. The portfolio or an underlying fund seeks to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.
With respect to futures contracts that are not legally required to “cash settle,” the portfolio or an underlying fund may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contracts. With respect to futures contracts that are required to “cash settle,” however, the portfolio or underlying fund is permitted to set aside or earmark liquid assets in an amount equal to the portfolio’s or underlying fund’s daily marked to market (net) obligation, if any, (in other words, the portfolio’s or underlying fund’s daily net liability, if any) rather than the market value of the futures contracts. By setting aside assets or earmarking equal to only its net obligation under cash-settled futures, the portfolio or underlying fund will have the ability to employ leverage to a greater extent than if the portfolio or underlying fund was required to set aside or earmark assets equal to the full market value of the futures contract.
Options Contracts generally provide the right to buy or sell a security, commodity, futures contract or foreign currency in exchange for an agreed upon price. If the right is not exercised after a specified period, the option expires and the option buyer forfeits the money paid to the option seller.
A call option gives the buyer the right to buy a specified number of shares of a security at a fixed price on or before a specified date in the future. For this right, the call option buyer pays the call option seller, commonly called the call option writer, a fee called a premium. Call option buyers are usually anticipating that the price of the underlying security will rise above the price fixed with the call writer, thereby allowing them to profit. If the price of the underlying security does not rise, the call option buyer’s losses are limited to the premium paid to the call option writer. For call option writers, a rise in the price of the underlying security will be offset, in part, by the premium received from the call option buyer. If the call option writer does not own the underlying security, however, the losses that may ensue if the price rises could be potentially unlimited. If the call option writer owns the underlying security or commodity, this is called writing a covered call. All call options written by the portfolio or an underlying fund will be covered, which means that the portfolio or underlying fund will own the securities subject to the option so long as the option is outstanding or will earmark or segregate assets for any outstanding option contracts.
A put option is the opposite of a call option. It gives the buyer the right to sell a specified number of shares of a security at a fixed price on or before a specified date in the future. Put option buyers are usually anticipating a decline in the price of the underlying security, and wish to offset those losses when selling the security at a later date. All put options the portfolio or an underlying fund writes will be covered, which means that the portfolio or an underlying fund will earmark or segregate cash, U.S. government securities or other liquid securities with a value at least equal to the exercise price of the put option, or will otherwise “cover” its position as required by the Investment Company Act of 1940, as amended (the 1940 Act) (e.g., the fund will hold a put option on the same underlying security with the same or higher strike price).. The purpose of writing such options is to generate additional income for the portfolio or an underlying fund. However, in return for the option premium, the portfolio accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities market value at the time of purchase.
The portfolio or an underlying fund may purchase and write put and call options on any securities in which it may invest or any securities index or basket of securities based on securities in which it may invest. In addition, the portfolio or an underlying fund may purchase and sell foreign currency options and foreign currency futures contracts and related options. The portfolio or certain underlying funds may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Like futures contracts, option contracts are rarely exercised. Option buyers usually sell the option before it expires. Option writers may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as “closing purchase transactions.” The portfolio or underlying funds may enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased or written.
An exchange-traded currency option position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although the portfolio or underlying funds generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. If the portfolio or an underlying fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to sell the underlying securities or dispose of assets earmarked or held in a segregated account until the options expire or are exercised. Similarly, if the portfolio or an underlying fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.
Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) an exchange may impose restrictions on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation (the OCC) may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the portfolio and underlying funds will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula the staff of the SEC approves.
Options trading involves additional risks because of the low margin deposits required and the extremely high degree of leverage that options trading may involve. There may be imperfect correlation between the change in market value of the securities held by the portfolio or an underlying fund and the prices of the options, possible lack of a liquid secondary market, and the resulting inability to close such positions prior to their maturity dates.
The portfolio or an underlying fund may write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of the portfolio or an underlying fund, does not exceed 5% of its net assets.
Puts are agreements that allow the buyer of the put to sell a security at a specified price and time to the seller or “put provider.” When the portfolio or an underlying fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. If a put provider fails to honor its commitment upon the portfolio’s or an underlying fund’s attempt to exercise the put, the portfolio or an underlying fund may have to treat the security’s final maturity as its effective maturity. If that occurs, the security’s price may be negatively impacted, and its sensitivity to interest rate changes may be increased, possibly contributing to increased share price volatility for the portfolio or an underlying fund. This also could lengthen the portfolio’s or an underlying fund’s overall average effective maturity. Standby commitments are types of puts.
Diversification involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. The portfolio is a series of an open-end investment management company. The portfolio is a diversified mutual fund.
The portfolio also must comply with certain IRS regulations that impose asset diversification requirements. See “Taxation” for more information.

Emerging or Developing Markets exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.
The portfolio’s or an underlying fund’s investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war), which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.
In addition to the risks of investing in emerging market country debt securities, the portfolio’s or an underlying fund’s investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. The portfolio or an underlying fund may have limited recourse in the event of default on such debt instruments.
Equity Securities represent ownership interests in a company, and are commonly called “stocks.” Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company’s financial condition, market conditions and political, economic or even company-specific news. When a stock’s price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.
Types of equity securities include common stocks, preferred stocks, convertible securities, rights and warrants, depositary receipts, ADRs, EDRs, interests in real estate investment trusts and business development companies. (For more information on real estate investment trusts (REITs), see the section titled “Real Estate Investment Trusts”), for more information on depositary receipts, see the section titled “Depositary Receipts,” and for more information on business development companies, see the section titled “Business Development Companies”).
Common stocks, which are probably the most recognized type of equity security, represent an equity or ownership interest in an issuer and usually entitle the owner to voting rights in the election of the corporation’s directors and any other matters submitted to the corporation’s shareholders for voting, as well as to receive dividends on such stock. The market value of common stock can fluctuate widely, as it reflects increases and decreases in an issuer’s earnings. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners, other debt holders and owners of preferred stock take precedence over the claims of common stock owners. Common stocks are typically categorized by their market capitalization as large-, mid- or small-cap.
Small-cap stocks include common stocks issued by operating companies with market capitalizations that place them at the lower end of the stock market, as well as the stocks of companies that are determined to be small based on several factors, including the capitalization of the company and the amount of revenues. Historically, small-cap company stocks have been riskier than stocks issued by large- or mid-cap companies for a variety of reasons. Small-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small-cap company stocks pay low or no dividends.

These factors and others may cause sharp changes in the value of a small-cap company's stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid-cap stocks and an underlying fund’s position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for an underlying fund to dispose of securities of these small-cap companies at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of the portfolio's or an underlying fund’s investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of the portfolio or an underlying fund that invests in small-cap stocks may change sharply during the short term and long term.
Preferred stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, though they may carry limited voting rights. Preferred stocks normally have preference over the corporation’s assets and earnings, however. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, the portfolio or an underlying fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. Preferred stock is subject to many of the same risks as common stock and debt securities.
Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer’s common stock) at a specified price or ratio. A convertible security generally entitles the holder to receive interest paid or accrued on bonds or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. The convertible structure allows the holder of the convertible bond to participate in share price movements in the company’s common stock. The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value and the option to convert to common stocks becomes more valuable.
Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. Convertible securities are also rated below investment grade (high yield) or are not rated, and are subject to credit risk.
Prior to conversion, convertible securities have characteristics and risks similar to nonconvertible debt and equity securities. In addition, convertible securities are often concentrated in economic sectors, which, like the stock market in general, may experience unpredictable declines in value, as well as periods of poor performance, which may last for several years. There may be a small trading market for a particular convertible security at any given time, which may adversely impact market price and the portfolio’s or an underlying fund’s ability to liquidate a particular security or respond to an economic event, including deterioration of an issuer’s creditworthiness.
Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a conversion feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer’s common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of a company’s liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.
Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer’s convertible securities will tend not to fall as much because the convertible security’s income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because its conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.
Rights and Warrants. Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and the portfolio will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Initial Public Offering. The portfolio or an underlying fund may purchase shares issued as part of, or a short period after, a company's initial public offering (IPOs), and may at times dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes the portfolio or an underlying fund to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.
Master Limited Partnerships (MLPs). MLPs are limited partnerships in which the common units are publicly traded. MLP common units are freely traded on a securities exchange or in the over-the-counter market and are generally registered with the SEC. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. MLPs generally have two classes of owners, the general partner and limited partners. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role, if any, in the partnership’s operations and management.
MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (minimum quarterly distributions). Common and general partner interests also accrue arrearages in distributions to the extent the minimum quarterly distribution is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the minimum quarterly distribution; however, subordinated units do not accrue arrearages. Distributable cash in excess of the minimum quarterly distribution paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions are intended to encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results are intended to benefit all security holders of the MLP, however, such incentive distribution payments give rise to potential conflicts of interest between the common unit holders and the general partner.

MLP common units represent a limited partnership interest in the MLP. Common units are listed and traded on U.S. securities exchanges or over-the-counter, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. The portfolio or an underlying fund may purchase common units in market transactions as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common units along with general partner units, have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.
MLP subordinated units are typically issued by MLPs to their original sponsors, such as their founders, corporate general partners of MLPs, entities that sell assets to the MLP, and investors. Subordinated units may be purchased directly from these persons as well as newly-issued subordinated units from MLPs themselves. Subordinated units have similar voting rights as common units and are generally not publicly traded. Once the minimum quarterly distribution on the common units, including any arrearages, has been paid, subordinated units receive cash distributions up to the minimum quarterly distribution prior to any incentive payments to the MLP’s general partner. Unlike common units, subordinated units do not have arrearage rights. In the event of liquidation, common units and general partner interests have priority over subordinated units. Subordinated units are typically converted into common units on a one-to-one basis after certain time periods and/or performance targets have been satisfied. The purchase or sale price of subordinated units is generally tied to the common unit price less a discount. The size of the discount varies depending on the likelihood of conversion, the length of time remaining to conversion, the size of the block purchased relative to trading volumes, and other factors, including smaller capitalization partnerships or companies potentially having limited product lines, markets or financial resources, lacking management depth or experience, and being more vulnerable to adverse general market or economic development than larger more established companies.
General partner interests of MLPs are typically retained by an MLP’s original sponsors, such as its founders, corporate partners, entities that sell assets to the MLP and investors. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder’s investment in the general partner interest. General partner interests often confer direct board participation rights and in many cases, operating control, over the MLP. These interests themselves are not publicly traded, although they may be owned by publicly traded entities. General partner interests receive cash distributions, typically 2% of the MLP’s aggregate cash distributions, which are contractually defined in the partnership agreement. In addition, holders of general partner interests typically hold incentive distribution rights, which provide them with a larger share of the aggregate MLP cash distributions as the distributions to limited partner unit holders are increased to prescribed levels. General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.
Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.
Certain MLPs are dependent on their parent companies or sponsors for a majority of their revenues. Any failure by an MLP’s parents or sponsors to satisfy their payments or obligations would impact the MLP’s revenues and cash flows and ability to make distributions.
Real Estate Investment Trusts (REITs) are pooled investment vehicles, which invest primarily in income producing real estate or real estate related loans or interests and, in some cases, manage real estate. REITs are sometimes referred to as equity REITs, mortgage REITs or hybrid REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties and, in some cases, from the management of real estate. Equity REITs also offer the potential for growth as a result of property appreciation and from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long-term loans, and derive income for the collection of interest payments. Hybrid REITs may combine the features of equity REITs and mortgage REITs. REITs are generally organized as corporations or business trusts, but are not taxed as a corporation if they meet certain requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (Internal Revenue

Code). To qualify, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including other REITs), cash and government securities, distribute at least 90% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.
Like any investment in real estate, a REIT’s performance depends on many factors, such as its ability to find tenants for its properties, to renew leases, and to finance property purchases and renovations. In general, REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent a REIT concentrates its investment in certain regions or property types. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Ultimately, a REIT’s performance depends on the types of properties it owns and how well the REIT manages its properties. Additionally, declines in the market value of a REIT may reflect not only depressed real estate prices, but may also reflect the degree of leverage utilized by the REIT.
In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and difficult to obtain. During periods of declining interest rates, certain mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and equity REITs may be affected by the ability of tenants to pay rent.
Like small-cap stocks in general, certain REITs have relatively small market capitalizations and their securities can be more volatile than-and at times will perform differently from-large-cap stocks. In addition, because small-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuations than the stocks of larger companies. Further, REITs are dependent upon specialized management skills, have limited diversification, and are therefore subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the portfolio, a shareholder will bear indirectly a proportionate share of the REIT’s expenses in addition to their proportionate share of the portfolio’s expenses. Finally, REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions from registration under the 1940 Act and CFTC regulations.
Stock Substitution Strategy is a strategy, whereby certain underlying funds may, in certain circumstances, substitute a similar stock for a security in its index.
Exchange-Traded Funds (ETFs) such as Standard and Poor’s Depositary Receipts (SPDRs) Trust, are investment companies that typically are registered under the 1940 Act as open-end funds or unit investment trusts (UITs). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. Shares of an ETF may be bought and sold throughout the day at market prices, which may be higher or lower than the shares’ net asset value. An “index-based ETF” seeks to track the performance of an index holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a portfolio invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As with any exchange listed security, ETF shares purchased in the secondary market are subject to customary brokerage charges. Pursuant to an exemptive order issued by the SEC to iShares and procedures approved by the portfolios’ Board of Trustees, each portfolio may invest in iShares not to exceed 25% of the portfolio’s total assets, provided that the portfolio has described ETF investments in its prospectus and otherwise complies with the conditions of the exemptive order and other applicable investment limitations.
Business Development Companies (BDCs) are closed-end investment companies that have elected to be BDCs under the 1940 Act and are taxed as regulated investment companies (RICs) under the Internal Revenue Code. BDCs operate as venture capital companies and typically invest in, lend capital to, and provide significant managerial assistance to developing private companies or thinly-traded public companies. Under the 1940 Act, BDCs are required to invest at least 70% of their total assets primarily in securities of privately-held U.S. companies or thinly-traded U.S. public companies, cash, cash equivalents, U.S. government securities and high-quality debt investments that mature in one year or less. In addition, a BDC may only incur indebtedness in amounts such that the BDC’s coverage ratio of total assets to total senior securities equals at least 200% after such incurrence.
BDCs generally invest in debt securities that are not rated by a credit rating agency and are considered below investment grade quality (junk bonds). Little public information generally exists for the type of companies in which a BDC may invest and, therefore, there is a risk that investors may not be able to make a fully informed evaluation of the BDC and its portfolio of investments. In addition, investments made by BDCs are typically illiquid and are difficult to value for purposes of determining a BDC’s net asset value (for more information on BDCs, see the section titled “Securities of Other Investment Companies”).
High Yield Securities, also called lower quality bonds (junk bonds), are frequently issued by companies without long track records of sales and earnings, or by those of questionable credit strength, and are more speculative and volatile (though typically higher yielding) than investment grade bonds. Adverse economic developments could disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly-leveraged issuers, to service their debt obligations or to repay their obligations upon maturity.
Also, the secondary market for high yield securities at times may not be as liquid as the secondary market for higher-quality debt securities. As a result, the investment adviser could find it difficult to sell these securities or experience difficulty in valuing certain high yield securities at certain times. Prices realized upon the sale of such lower rated securities, under these circumstances, may be less than the prices at which the portfolio or an underlying fund purchased them.
Thus, high yield securities are more likely to react to developments affecting interest rates and market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. When economic conditions appear to be deteriorating, medium- to lower-quality debt securities may decline in value more than higher-quality debt securities due to heightened concern over credit quality, regardless of prevailing interest rates. Prices for high yield securities also could be affected by legislative and regulatory developments. These laws could adversely affect the portfolio’s or an underlying fund’s net asset value and investment practices, the secondary market value for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.
Inflation-Protected Securities are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Other issuers pay out the Consumer Price Index (CPI) accruals as part of a semiannual coupon.
Inflation-protected securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-protected bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury in the case of U.S. Treasury inflation-protected bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The portfolio or an underlying fund may also invest in other inflation related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond to be repaid at maturity may be less than the original principal amount and, therefore, is subject to credit risk.
The value of inflation-protected bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the expected rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-protected bonds is tied to the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers (CPI-U), published monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by the IRS to be taxable income in the year it occurs. The underlying fund’s distributions to shareholders may include interest income and the income attributable to principal adjustments, both of which will be taxable to shareholders. The tax treatment of the income attributable to principal adjustments may result in the situation where the underlying fund needs to make its required annual distributions to shareholders in amounts that exceed the cash received. As a result, the underlying fund may need to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.
International Bonds are certain obligations or securities of foreign issuers, including Eurodollar Bonds, which are U.S. dollar-denominated bonds issued by foreign issuers payable in Eurodollars (U.S. dollars held in banks located outside the United States, primarily Europe), Yankee Bonds, which are U.S. dollar-denominated bonds issued in the U.S. by foreign banks and corporations, and EuroBonds, which are bonds denominated in U.S. dollars and usually issued by large underwriting groups composed of banks and issuing houses from many countries. Investments in securities issued by foreign issuers, including ADRs and securities purchased on foreign securities exchanges, may subject the portfolio or an underlying fund to additional investment risks, such as adverse political and economic developments, possible seizure, nationalization or expropriation of foreign investments, less stringent disclosure requirements, non-U.S. withholding taxes and the adoption of other foreign governmental restrictions.
Additional risks include less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and transaction costs may be higher. Foreign issuers of securities or obligations are often subject to accounting requirements and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.
Foreign Currency Transactions. The portfolio or an underlying fund may invest in foreign currency-denominated securities, may purchase and sell foreign currency options and foreign currency futures contracts and related options and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (“forwards”) with terms generally of less than one year. The portfolio or an underlying fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities.
The portfolio or underlying fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The portfolio or underlying fund will earmark or segregate assets for any open positions in forwards used for non-hedging purposes and mark to market daily as may be required under the federal securities laws.

A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the portfolio or an underlying fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, the portfolio or an underlying fund may engage in forward foreign currency exchange contracts in order to secure exchange rates for portfolio or fund securities purchased or sold, but awaiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when the portfolio or underlying fund settles its securities transactions in the future. Forwards involve certain risks. For example, if the counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the portfolio or underlying fund could sustain a loss.
The portfolio or an underlying fund may engage in forward foreign currency exchange contracts to protect the value of specific portfolio positions, which is called “position hedging.” When engaging in position hedging, the portfolio or an underlying fund may enter into forward foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which the portfolio’s or an underlying fund’s investment securities are denominated (or against an increase in the value of currency for securities that the portfolio or underlying fund expects to purchase).
Buying and selling foreign currency exchange contracts involves costs and may result in losses. The ability of the portfolio or an underlying fund to engage in these transactions may be limited by tax considerations. Although these techniques tend to minimize the risk of loss due to declines in the value of the hedged currency, they tend to limit any potential gain that might result from an increase in the value of such currency. Transactions in these contracts involve certain other risks. Unanticipated fluctuations in currency prices may result in a poorer overall performance for the portfolio or an underlying fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the portfolio’s or underlying fund’s holdings of securities denominated in a particular currency and forward contracts into which the portfolio or underlying fund enters. Such imperfect correlation may cause the portfolio or underlying fund to sustain losses, which will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss.
Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the portfolio or an underlying fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the portfolio or an underlying fund to benefit from favorable fluctuations in relevant foreign currencies.
Forwards will be used primarily to adjust the foreign exchange exposure of the portfolio or an underlying fund with a view to protecting the outlook, and the portfolio or an underlying fund might be expected to enter into such contracts under the following circumstances:
Lock In. When the investment adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.
Cross Hedge. If a particular currency is expected to decrease against another currency, the portfolio or an underlying fund may sell the currency expected to decrease and purchase a currency, which is expected to increase against the currency sold in an amount approximately equal to some or all of the portfolio’s or underlying fund’s portfolio holdings denominated in the currency sold.
Direct Hedge. If the investment adviser wants to eliminate substantially all of the risk of owning a particular currency, and/or if the investment adviser thinks that the portfolio or an underlying fund can benefit from price appreciation in a given country’s bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, the portfolio or underlying fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but the portfolio or underlying fund would benefit from an increase in value of the bond.

Proxy Hedge. The investment adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, the portfolio or an underlying fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.
Costs of Hedging. When the portfolio or underlying fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the portfolio or underlying fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar. It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from the portfolio’s or underlying fund’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in the portfolio’s or underlying fund’s net asset value per share.
Tax Consequences of Hedging. Under applicable tax law, the portfolio or an underlying fund may be required to limit its gains from hedging in foreign currency forwards, futures, and options. Although the portfolio or an underlying fund is expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the portfolio or an underlying fund and could affect whether dividends paid by the portfolio or underlying fund are classified as capital gains or ordinary income.
Foreign Securities. Investments in foreign securities involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. Foreign securities in which the portfolio or an underlying fund may invest include those issued by foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, the imposition of trade sanctions, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the portfolio or an underlying fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. Bankruptcy laws in some foreign countries are sometimes biased to the borrowers and against the creditors. These factors and others may increase the risks with respect to the liquidity of the portfolio or an underlying fund, and its ability to meet a large number of shareholder redemption requests.
In addition, the portfolio or an underlying fund’s investments in foreign securities may be subject to economic sanctions or other government restrictions. These restrictions may negatively impact the value or liquidity of the portfolio or underlying fund’s investments, and could impair the portfolio or underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. For example, the portfolio or underlying fund may be prohibited from investing in securities issued by companies subject to such restrictions. In addition, these restrictions may require the portfolio or underlying fund to freeze its existing investments in certain foreign securities, which would prohibit the portfolio or underlying fund from buying, selling, receiving or delivering those securities or other financial instruments. As a result, such restrictions may limit the portfolio or underlying fund’s ability to meet a large number of shareholder redemption requests.
Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the portfolio or an underlying fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause the portfolio or an underlying fund to miss attractive investment opportunities. Losses to the portfolio or an underlying fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for the portfolio or an underlying fund.
Investments in the securities of foreign issuers may be made and held in foreign currencies. In addition, the portfolio or an underlying fund may hold cash in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause the portfolio or an underlying fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the portfolio.
During the recent global financial crisis, financial markets in Europe experienced significant volatility due, in part, to concerns about rising levels of government debt and the prevalence of increased budget deficits. As a result, many economies in the region suffered through prolonged economic downturns. Although some European economies have shown signs of recovery, any recovery may be slow as the region continues to face difficult challenges including high unemployment rates, significant levels of government debt, continuing trade deficits, significant austerity measures and lack of access to capital. Furthermore, due to the economic integration of the region, another economic downturn in one European country may have a negative impact on the economies of other European countries. As a portfolio may hold investments in issuers that are located in Europe or that depend on revenues generated from operations in Europe, any material negative developments in Europe could have a negative impact on the value and liquidity of these investments, which could harm the portfolio’s performance.
Foreign Institutions involve additional risks. The portfolio may invest in U.S. dollar-denominated securities issued by foreign institutions or securities that are subject to credit or liquidity enhancements provided by foreign institutions. Foreign institutions may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements that are comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments could have effects on the value of securities issued or supported by foreign institutions. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of these securities. In addition, there may be difficulties in obtaining or enforcing judgments against foreign institutions that issue or support securities in which the portfolio may invest. These factors and others may increase the risks with respect to the liquidity of the portfolio, and its ability to meet a large number of shareholder redemption requests.
Hybrid Instruments are a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the portfolio or an underlying fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the portfolio. The portfolio will not invest more than 5% of its total assets in hybrid instruments.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The portfolio will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.
Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the portfolio’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Illiquid Securities generally are any securities that cannot be disposed of in the ordinary course of business within seven calendar days at approximately the amount at which the portfolio or an underlying fund has valued the instruments. The liquidity of the portfolio's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently considered illiquid include, among others, repurchase agreements not maturing within seven days or that are not subject to a demand feature of seven days or less and certain restricted securities.
Indexing Strategies involve tracking the securities represented in, and, therefore, the performance of, an index. The portfolio invests mainly in other Schwab Funds®, particularly index funds, which seek to track the total returns of various market indices. Each of these index funds normally will primarily invest its assets in the securities of its index. Moreover, each of these index funds seeks to invest so that its portfolio performs similarly to that of its index. Each of these index funds tries to generally match its holdings in a particular security to its weight in the index. Each index fund will seek a correlation between its performance and that of its index of 0.90 or better over time. A perfect correlation of 1.0 is unlikely as the index funds incur operating and trading expenses unlike their indices. An index fund may rebalance its holdings in order to track its index more closely. In the event its intended correlation is not achieved, the Board of Trustees will consider alternative arrangements for the portfolio or index fund.
There can be no guarantee that the performance of an underlying fund will achieve a high degree of correlation with that of its index. A number of factors may affect the underlying fund’s ability to achieve a high correlation with its index, including the degree to which the underlying fund utilizes a sampling technique. The correlation between the performance of an underlying fund and its index may also diverge due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the underlying fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the underlying fund but not to the index.
Interfund Borrowing and Lending. The SEC has granted an exemption to the funds in the Fund Complex as defined under “Management of the Portfolios” that permits the portfolio to borrow money from and/or lend money to other funds. All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees.

Money Market Securities are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, bankers’ acceptances, notes and time deposits. Certificates of deposit and time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. Bankers’ acceptances are credit instruments evidencing a bank’s obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs.
Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or sold separately; these puts, which are sometimes called demand features or guarantees, which are agreements that allow the buyer to sell a security at a specified price and time to the seller or “put provider.” When the portfolio or an underlying fund buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.
The portfolio or an underlying fund may keep a portion of its assets in cash for business operations. The portfolio or an underlying fund may invest in money market securities to reduce the effect this otherwise uninvested cash would have on its performance. The portfolio or an underlying fund may also invest in money market securities to the extent it is consistent with its investment objective.
Bankers’ Acceptances or Notes are credit instruments evidencing a bank’s obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. The portfolio will invest only in bankers’ acceptances of banks that have capital, surplus and undivided profits in the aggregate in excess of $100 million.
Certificates of Deposit or Time Deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. The portfolio will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in the aggregate in excess of $100 million.
Commercial Paper consists of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.
Fixed Time Deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties, which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The portfolio will not invest in fixed time deposits, which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.
Promissory Notes are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.
Repurchase Agreements are instruments under which a buyer acquires ownership of certain securities (usually U.S. government securities) from a seller who agrees to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the buyer’s holding period. Any repurchase agreements the portfolio enters into will involve the portfolio as the buyer and banks or broker-dealers as sellers. The period of repurchase agreements is usually short-from overnight to one week, although the securities collateralizing a repurchase agreement may have longer maturity dates. Default by the seller might cause the portfolio to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The portfolio also may incur disposition costs in liquidating the collateral. In the event of a bankruptcy or other default of a repurchase agreement’s seller, the portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The portfolio will make payment under a repurchase agreement only upon physical delivery or evidence of book entry transfer of the collateral to the account of its custodian bank.
Mortgage-Backed Securities (MBS) and other Asset-Backed Securities (ABS) may be purchased by a fund. MBS represent participations in mortgage loans, and include pass-through securities, adjustable rate mortgages, collateralized mortgage obligations and stripped mortgage-backed securities. MBS may be issued or guaranteed by U.S. government agencies or instrumentalities, such as the Government National Mortgage Association (GNMA or Ginnie Mae) and the Federal National Mortgage Association (FNMA or Fannie Mae) or the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac).
The National Housing Act authorized GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration (FHA) or guaranteed by the Department of Veterans Affairs. The GNMA guarantee is backed by the full faith and credit of the U.S. Government. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.
GNMA Certificates are mortgage securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that a fund may purchase are the “modified pass-through” type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the “issuer” and GNMA, regardless of whether or not the mortgagor actually makes the payment.
The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a fund has purchased the certificates above par in the secondary market.
FHLMC was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. The FHLMC issues two types of mortgage pass-through securities (FHLMC Certificates): mortgage participation certificates (PCs) and guaranteed mortgage certificates (GMCs). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal, but its issues are not backed by the full faith and credit of the U.S. Government.
GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately 10 years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.
FNMA was established in 1938 to create a secondary market in mortgages the FHA insures. FNMA issues guaranteed mortgage pass-through certificates (FNMA Certificates). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.
For more information on securities issued by Fannie Mae and Freddie Mac, see “U.S. Government Securities.”
MBS may also be issued by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage banks, commercial banks, and special purpose entities (collectively, private lenders). MBS are based on different types of mortgages including those on commercial real estate and residential property. MBS issued by private lenders may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of credit enhancement.
The investment adviser will consider the creditworthiness of the guarantee providers and/or credit enhancement providers in determining whether a MBS issued by a private lender meets a fund’s investment quality standards. There can be no guarantee that the enhancement provider or guarantor of a MBS can meet their obligations under the enhancement or guarantee arrangements.
Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family MBS. Many of the risks of investing in commercial MBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial MBS may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Collateralized Debt Obligations. A fund may invest in collateralized debt obligations (CDOs), which include collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and a fund’s prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a fund may invest in CDOs that are subordinate to other classes; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) credit ratings by major credit rating agencies may be no indication of the creditworthiness of the security.
Collateralized Mortgage Obligation (CMO) is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, Fannie Mae, and their income streams, as well as private issuers.
CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.
In a typical CMO transaction, a corporation (issuer) issues multiple series (e.g., A, B, C, Z) of CMO bonds (Bonds). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (Collateral). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.
The rate of principal payment on MBS and ABS generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the price and yield on any MBS or ABS is difficult to predict with precision and price and yield to maturity may be more or less than the anticipated yield to maturity. If a fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Amounts available for reinvestment by a fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.
While many MBS and ABS are issued with only one class of security, many are issued in more than one class, each with different payment terms. Multiple class MBS and ABS are issued as a method of providing credit support, typically through creation of one or more classes whose right to payments on the security is made subordinate to the right to such payments of the remaining class or classes. In addition, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Examples include stripped securities, which are MBS and ABS entitling the holder to disproportionate interest or principal compared with the assets backing the security, and securities with classes having characteristics different from the assets backing the securities, such as a security with floating interest rates with assets backing the securities having fixed interest rates. The market value of such securities and CMO’s generally is more or less sensitive to changes in prepayment and interest rates than is the case with traditional MBS and ABS, and in some cases such market value may be extremely volatile.
CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (IO) class of stripped mortgage-backed securities. See “Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the 1933 Act). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a fund’s limitations on investment in illiquid securities.
Stripped Mortgage-Backed Securities (SMBS). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
Under certain circumstances these securities may be deemed “illiquid” and subject to a fund’s limitations on investment in illiquid securities.
Mortgage Pass-Through Securities. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. Government-sponsored entities, such as GNMA, FNMA, or FHLMC. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitles to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.
An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows, value and yield of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome relative to other fund investments.
For these reasons, a fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions. “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in the fixed-rate mortgage pass-through securities occur through the use of TBA transactions. TBA transactions are generally conducted in accordance with widely-accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decided on general trade parameters, such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to settlement date. A fund may use TBA transactions in several ways. For example, the fund anticipates that it will regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes knows as a “TBA roll”. In a TBA roll, the fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, a fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement.
Default by or bankruptcy of a counterparty to a TBA transaction would expose a fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To help minimize this risk, a fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and the fund’s investment adviser will monitor the creditworthiness of such counterparties. A fund may also acquire interests in mortgage pools through means other than TBA transactions.
A fund’s use of “TBA rolls” may cause the fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders, which may be taxable, than if it acquired exposure to mortgage pools through means other than TBA transactions.
The funds intend to invest cash pending settlement of any TBA transactions in U.S. Treasury securities, money market instruments, repurchase agreements, or other high-quality, liquid short-term instruments, including money market funds.
Municipal Securities are debt securities issued by municipal issuers. Municipal issuers include states, counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. Municipal issuers may also include issuers located in U.S. territories, commonwealths and possessions if interest on securities issued by those issuers is not subject to federal or state income tax. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.
Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds (“industrial development bonds” under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities.
Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases. General obligation securities typically are secured by the issuer’s pledge of its full faith and credit and most often its taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.
In addition to bonds, municipalities issue short-term securities such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality’s issuance of a longer-term bond in the future. Revenue anticipation notes are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or Ginnie Mae at the end of the project construction period. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The portfolio or an underlying fund may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The portfolio or an underlying fund also may invest in moral obligation securities, which are normally issued by special purpose public authorities. If the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.
The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In addition, litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.
Municipal securities pay fixed, variable or floating rates of interest, which may be exempt from federal income tax, and, typically personal income tax of a state or locality.
The investment adviser relies on the opinion of the issuer’s counsel, which is rendered at the time the security is issued, to determine whether the security is fit, with respect to its validity and tax status, to be purchased by the portfolio. Neither the investment adviser nor the portfolio guarantees this opinion is correct and there is no assurance that the IRS will agree with such counsel’s opinion.
Non-Publicly Traded Securities and Private Placements. The portfolio or an underlying fund may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the portfolio or an underlying fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, the portfolio or an underlying fund may be required to bear the expenses of registration.
Quality of Fixed Income Investments will be principally investment-grade for the portfolio’s or an underlying fund’s assets. Investment-grade quality securities are rated by at least one NRSRO in one of the four highest rating categories (within which there may be sub-categories or gradations indicating relative standing) or have been determined to be of equivalent quality by the investment adviser or sub-adviser. Sometimes an investment-grade quality security may be downgraded to a below investment-grade quality rating. If a security no longer has at least one investment-quality rating from an NRSRO, the investment adviser would reanalyze the security in light of the downgrade and determine whether the portfolio or an underlying fund should continue to hold the security. However, such downgrade would not require the investment adviser or sub-advisers to sell the security on behalf of the portfolio or an underlying fund. Sometimes lower-quality securities may be downgraded to an even lower quality. The investment adviser may also elect to purchase high-yield securities that are rated (at the time of purchase) B or higher or the equivalent by Moody’s, S&P or Fitch, Inc. or are determined to be of similar investment quality by the investment manager.
Restricted Securities are securities that are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security. Certain restricted securities, such as 4(a)(2) commercial paper and Rule 144A securities may be considered to be liquid if they meet the criteria for liquidity established by the Board. To the extent the portfolio or an underlying fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the portfolio may be increased if qualified institutional buyers become uninterested in purchasing these securities.
Reverse Repurchase Agreements and Mortgage Dollar Rolls may be used by the portfolio or an underlying fund. The portfolio or an underlying fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions as discussed below. In a reverse repurchase agreement, the portfolio or an underlying fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The portfolio or underlying fund generally retains the right to interest and principal payments on the security. If the portfolio or underlying fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the portfolio or underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value on the portfolio’s or underlying fund’s portfolio securities. Because the portfolio receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. When required by guidelines of the SEC, the portfolio or underlying fund will set aside permissible liquid assets earmarked or in a segregated account to secure its obligations to repurchase the security.
The portfolio or an underlying fund also may enter into mortgage dollar rolls, in which the portfolio or underlying fund would sell MBS for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While the portfolio or underlying fund would forego principal and interest paid on the MBS during the roll period, the portfolio or underlying fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the portfolio would enter into a mortgage dollar roll, it would set aside permissible liquid assets earmarked or in a segregated account to secure its obligation for the forward commitment to buy MBS. This transaction allows the portfolio to have the same price and duration exposure in the mortgage security while having the cash for the bonds for the given time period. Mortgage dollar roll transactions may be considered a borrowing by the portfolio.
The mortgage dollar rolls and reverse repurchase agreements entered into by the portfolio may be used as arbitrage transactions in which the portfolio will maintain an offsetting position in short duration investment-grade debt obligations. Since the portfolio will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and short duration, the investment adviser believes that such arbitrage transactions present lower risks to the portfolio than those associated with other types of leverage. There can be no assurance that the portfolio’s use of the cash it receives from a mortgage dollar roll will provide a positive return. The Portfolio also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the portfolio’s repurchase of the underlying security. The portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the portfolio’s forward commitment to repurchase the subject security.
Securities Lending of portfolio securities is a common practice in the securities industry. The portfolio may engage in security lending arrangements. For example, the portfolio may receive cash collateral and it may invest it in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to loaned securities may pass with the lending of the securities and efforts to call such securities promptly may be unsuccessful, especially for foreign securities. Securities lending involves the risk of loss of rights in the collateral, or delay in recovery of the collateral, if the borrower fails to return the security loaned or becomes insolvent. A portfolio will also bear the risk of any decline in value of securities acquired with cash collateral.
The portfolio may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the portfolio may at any time call the loan and obtain the return of the securities loaned; (3) the portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the portfolio, including collateral received from the loan (at market value computed at the time of the loan).
Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to the portfolio, it is expected that the portfolio will do so only where the items being voted upon, in the judgment of the investment adviser, either are material to the economic value of the security or threaten to materially impact the issuer’s corporate governance policies or structure.
To the extent the portfolio participates in securities lending under the current securities lending agreements with the unaffiliated lending agents, costs and expenses, including agent fees, associated with securities lending activities under the securities lending program paid to the lending agent are approximately 15% of the gross lending revenues. All remaining revenue is retained by the portfolio, as applicable. No portion of the lending revenue is paid to or retained by the investment adviser or its affiliates.
Securities of Other Investment Companies. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders’ money and investing it in securities such as stocks, bonds and money market instruments. Investment companies include: (1) open-end funds (commonly called mutual funds) that issue and redeem their shares on a continuous basis; (2) business development companies that generally invest in, and provide services to, privately-held companies or thinly-traded public companies (see the sub-section titled “Business Development Companies” for more information); (3) closed-end funds that offer a fixed number of shares, and are usually listed on an exchange; and (4) unit investment trusts that generally offer a fixed number of redeemable shares. Certain open-end funds, closed-end funds and unit investment trusts are traded on exchanges. (See the section titled “Exchange-Traded Funds” for more information.)
To the extent a fund invests, or has invested, in shares of other investment companies, including BDCs, during its prior fiscal year, the fund, pursuant to SEC rules, must disclose any material fees and expenses indirectly incurred by the fund as a result of such investments. These indirect fees and expenses, to the extent incurred, will appear in the fee table of the fund’s prospectus as a separate line item captioned “Acquired fund fees and expenses.” Unlike securities of other investments companies, BDCs may be included in various indices by index providers. As a result, particularly to the extent a fund seeks to track the total return of its index by replicating the index (rather than employing statistical sampling techniques), a fund may hold securities of BDCs and may be required to disclose acquired fund fees and expenses.
Investment companies may make investments and use techniques designed to enhance their performance. These may include delayed-delivery and when-issued securities transactions; swap agreements; buying and selling futures contracts, illiquid, and/or restricted securities and repurchase agreements; and borrowing or lending money and/or portfolio securities. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Also, investment companies charge fees and incur expenses.
The portfolio may buy securities of other investment companies, including those of foreign issuers, in compliance with the requirements of federal law or any SEC exemptive order. The portfolio may invest in investment companies that are not registered with the SEC or in privately placed securities of investment companies (which may or may not be registered), such as hedge funds and offshore funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause the portfolio selling an interest in an unregistered fund to lose money. For example, many hedge funds require their investors to hold their investments for at least one year.
Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which the portfolio may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted certain funds an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds the portfolio may hold, provided that certain conditions are met. The conditions requested by the SEC were designed to address certain abuses perceived to be associated with funds of funds, including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by the portfolio of funds over the underlying fund. The conditions apply only when the portfolio and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.
Under the terms of the exemptive order, the portfolio and its affiliates may not control a non-affiliated underlying fund. Under the 1940 Act, any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a company is assumed to control that company. This limitation is measured at the time the investment is made.
Short Sales may be used by the portfolio or an underlying fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. The portfolio or an underlying fund may engage in short sales that are either “against the box” or “uncovered.” A short sale is “against the box” if at all times during which the short position is open, the portfolio or underlying fund owns at least an equal amount of the securities or securities convertible into, or has the right to acquire, at no added cost, the securities of the same issuer as the securities that are sold short. A short sale against the box is a taxable transaction to the portfolio with respect to the securities that are sold short. “Uncovered” short sales are transactions under which the portfolio sells a security it does not own. To complete such a transaction, the portfolio may borrow the security through a broker to make delivery to the buyer and, in doing so, the portfolio becomes obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The portfolio also may have to pay a fee to borrow particular securities, which would increase the cost of the security. In addition, the portfolio is often obligated to pay any accrued interest and dividends on the securities until they are replaced. The proceeds of the short sale position will be retained by the broker until the portfolio or underlying fund replaces the borrowed securities.
The portfolio or an underlying fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the portfolio or underlying fund replaces the borrowed security and, conversely, the portfolio or underlying fund will realize a gain if the price declines. Any gain will be decreased, and any loss increased, by the transaction costs described above. A short sale creates the risk of an unlimited loss, as the price of the underlying securities could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. If the portfolio or underlying fund sells securities short “against the box”, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. The successful use of short selling as a hedging strategy may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
The portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities. In addition, the portfolio will earmark cash or liquid assets or place in a segregated account an amount of cash or other liquid assets equal to the difference, if any, between (1) the market value of the securities sold short, marked-to-market daily, and (2) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale.
Stripped Securities are securities whose income and principal components are detached and sold separately. While risks associated with stripped securities are similar to other fixed income securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by the Federal Reserve Bank are obligations of the U.S. Treasury.
U.S. Government Securities are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the U.S government. Some U.S. government securities, such as those issued by the Federal National Mortgage Association

(Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), the Student Loan Marketing Association (Sallie Mae) and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Securities issued by other issuers are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. U.S. government securities, including U.S. Treasury securities, are among the safest securities; however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields and prices to fluctuate.
On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements (SPAs), the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. On August 17, 2012, the U.S. Treasury announced that it was again amending the SPAs to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% dividend annually on all amounts received under the funding commitment. Instead, they will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is anticipated that the new amendment would put Fannie Mae and Freddie Mac in a better position to service their debt. At the start of 2013, the unlimited support the U.S. Treasury extended to the two companies expired - Fannie Mae’s bailout is capped at $125 billion and Freddie Mac has a limit of $149 billion.
The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful. In addition, the future for Fannie Mae and Freddie Mac remains uncertain. The U.S. Congress has recently considered proposals to reduce the U.S. government’s role in the mortgage market and to wind down or restructure the operations of both Fannie Mae and Freddie Mac. Should the federal government adopt any such proposal, the value of the fund’s investments in securities issued by Fannie Mae or Freddie Mac would be impacted.
Although the risk of default with the U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause a portfolio's share price or yield to fall.
Variable- and Floating-Rate Debt Securities pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security’s value.
Some variable-rate securities may be combined with a put or demand feature (variable-rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may be subject to termination if the particular issuer’s credit rating falls below investment grade or if the issuer fails to make payments on other debt. While most variable-rate demand securities allow a portfolio to exercise its demand rights at any time, some such securities may only allow a portfolio to exercise its demand rights at certain times, which reduces the liquidity usually associated with this type of security. There may also be a period of time between when a portfolio exercises its demand rights and when the demand feature provider is obligated to pay. A portfolio could also suffer losses in the event that the issuer defaults on demand feature provider, usually a bank, fails to meet its obligation to pay the demand.

Synthetic variable or floating rate securities include tender option bond receipts. Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust that also contains a liquidity facility. The trust issues two classes of receipts, one of which is a synthetic variable-rate demand obligation and one of which is an inverse-rate long-term obligation; each obligation represents a proportionate interest in the underlying bonds. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis. The synthetic variable-rate demand obligations, or floater receipts, grant the investors (floater holders) the right to require the liquidity provider to purchase the receipts at par, on a periodic (e.g., daily, weekly or monthly) basis. The trust receives the interest income paid by the issuer of the underlying bonds and, after paying fees to the trustee, remarketing agent and liquidity provider, the remaining income is paid to the floater holders based on the prevailing market rate set by the remarketing agent and the remaining (or inverse) amount is paid to the long-term investor. The trust is collapsed prior to the maturity of the bonds and the receipts holders may participate in any gain realized from the sale of the bonds at that time. In the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond, the liquidity facility provider may not be obligated to accept tendered floater receipts. In this event, the underlying bonds in the trust are priced for sale in the market and the proceeds are used to repay the floater and inverse receipt holders. If the receipts holders cannot be repaid in full from the sale of the underlying bonds then the bonds will be distributed to the receipts holders on a pro-rata basis, in which case the holders would anticipate a loss. Tender option bonds may be considered derivatives and are subject to the risk thereof.
The portfolios may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. The portfolios may invest in securities issued by single state or national closed-end municipal bond funds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal income tax and, with respect to any such securities issued by single state municipal bond funds, exempt from the applicable state's income tax. The variable rate demand securities will pay a variable dividend rate, determined weekly, typically through a remarketing process, and include a demand feature that provides a portfolio with a contractual right to tender the securities to a liquidity provider on at least seven (7) days notice. The portfolios will have the right to seek to enforce the liquidity provider's contractual obligation to purchase the securities, but the portfolios could lose money if the liquidity provider fails to honor its obligation. The portfolios have no right to put the securities back to the closed-end municipal bond funds or demand payment or redemption directly from the closed-end municipal bond funds. Further, the variable rate demand securities are not freely transferable and, therefore, the portfolios may only transfer the securities to another investor in compliance with certain exemptions under the 1933 Act, including Rule 144A.
A portfolio's purchase of variable rate demand securities issued by closed-end municipal bond funds will be subject to the restrictions set forth in the 1940 Act regarding investments in other investment companies.
The portfolios may invest in tender option bonds the interest on which will, in the opinion of bond counsel or counsel for the issuer of interests therein, be exempt from regular federal income tax. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of a portfolio's investment limitations.
Recent regulations could impact the tender option bonds in which the portfolio invests. In particular, U.S. regulators recently adopted rules designed to implement Section 619 (the Volcker Rule) and Section 941 (the Risk Retention Rules) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. The Volcker Rule and the Risk Retention Rules apply to, among other things, tender option bond programs. When effective, these rules will restrict banking entities from: (i) acting as a sponsor or acquiring interests in the trusts used to hold a municipal bond in the creation of tender option bond trusts; and (ii) servicing or maintaining relationships with existing programs involving such trusts to the same extent and in the same capacity as existing programs. As a result, these rules may adversely affect the tender option bond market and, more broadly, the municipal bond market, which could negatively impact the portfolio.
Wrap Agreements may be entered into by the portfolio with insurance companies, banks or other financial institutions (“wrapper providers”). A wrap agreement typically obligates the wrapper provider to maintain the value of the assets covered under the agreement (“covered assets”) up to a specified maximum dollar amount upon the occurrence of certain specified events. The value is pre-determined using the purchase price of the securities plus interest at a specified rate minus an adjustment for any defaulted securities. The specified interest rate may be adjusted periodically under the terms of the agreement. While the rate typically will reflect movements in the market rates of interest, it may at times be less or more than the actual rate of income earned on the covered assets. The rate also can be impacted by defaulted securities and by purchase and redemption levels in the portfolio. The portfolio or underlying fund also pays a fee under the agreement, which reduces the rate as well.
Wrap agreements may be used as a risk management technique intended to help minimize fluctuations in the portfolio’s net asset value (NAV). However, the portfolio’s NAV will typically fluctuate at least minimally, and may fluctuate more at times when interest rates are fluctuating. Additionally, wrap agreements do not protect against losses the portfolio may incur if the issuers of portfolio securities do not make timely payments of interest and/or principal. A wrap agreement provider also could default on its obligations under the agreement. Therefore, the portfolio will only invest in a wrap provider with an investment-grade credit rating. There is no active trading market for wrap agreements and none is expected to develop. Therefore, wrap agreements are considered illiquid investments. There is no guarantee that the portfolio will be able to purchase any wrap agreements or replace ones that defaulted. Wrap agreements are valued using procedures adopted by the Board of Trustees. There are risks that the value of a wrap agreement may not be sufficient to minimize the fluctuations in the portfolio’s NAV. All of these factors might result in a decline in the value of the portfolio’s shares.
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities are debt securities that do not make cash interest payments throughout the period prior to maturity. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. A zero-coupon security pays no interest to its holders during its life. Step-coupon securities are debt securities that, instead of having a fixed coupon for the life of the security, have coupon or interest payments that may increase or decrease to predetermined rates at future dates. Some step-coupon securities are issued with no coupon payments at all during an initial period, and only become interest-bearing at a future date; these securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon, and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accruing that year. In order to continue to qualify as a “regulated investment company” or “RIC” under the Internal Revenue Code and avoid a certain excise tax, the portfolio may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.
INVESTMENT LIMITATIONS AND RESTRICTIONS
The following investment limitations may be changed only by a vote of a majority of the portfolio’s outstanding voting shares.
The portfolio may not:
(1)	Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act.
(2)	Concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder.
(3)	Purchase or sell commodities, commodities contracts or real estate; lend or borrow money; issue senior securities; underwrite securities; or pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act or the rules or regulations thereunder.
The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.
Borrowing. The 1940 Act restricts an investment company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a “senior security” within the meaning of Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of the portfolio's investment restriction.
Concentration. The SEC has defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.
Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities, or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the portfolio. Money market funds that satisfy the applicable diversification requirements of Rule 2(a)(7) of the 1940 Act are deemed to satisfy the 1940 Act’s diversification requirements.
Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.
Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The portfolio has adopted a fundamental policy that would permit direct investment in real estate. However, the portfolio has a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the portfolio’s Board of Trustees.
Senior Securities. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits an investment company from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are “covered” or with appropriate earmarking or segregation of assets to cover such obligations.
Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified investment company may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.
Other Investment Policies
The following are non-fundamental investment policies and restrictions, and may be changed by the Board of Trustees.
The portfolio may not:
(1)	Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the portfolio may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.
(2)	Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).
(3)	Borrow money except that the portfolio may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leverage) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).
(4)	Invest more than 15% of its net assets in illiquid securities.
(5)	Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exception therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(6)	Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).
(7)	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.
(8)	Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (except that the portfolio may purchase securities to the extent that its index is also so concentrated).
Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the portfolio’s acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in total or net assets, as applicable, or other circumstances does not require the portfolio to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause the portfolio to exceed its limitation, the portfolio will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.
Management Of The PORTFOLIO
The portfolio is overseen by a Board of Trustees. The Trustees are responsible for protecting shareholder interests. The Trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of Trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of the portfolio. The Trustees met six times during the most recent fiscal year.
Certain Trustees are “interested persons.” A Trustee is considered an interested person of the Trust under the 1940 Act if he or she is an officer, director, or an employee of CSIM or Charles Schwab & Co., Inc. (Schwab or the portfolios’ distributor). A Trustee also may be considered an interested person of the Trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the portfolio’s investment adviser and distributor.
As used herein the terms “Fund Complex” and “Family of Investment Companies” each refer collectively to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Capital Trust, Schwab Strategic Trust and Laudus Trust which, as of April 14, 2016, included 96 funds. As used herein, the term “Schwab Funds” refers collectively to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; the term “Laudus Funds” refers to collectively Laudus Trust and Laudus Institutional Trust; and the term “Schwab ETFs” refers to Schwab Strategic Trust.
Each of the officers and/or Trustees also serves in the same capacity, unless otherwise noted, as described for each trust in the Fund Complex. Certain officers and/or Trustees also serve as officers and/or Trustees of the Laudus Institutional Trust, which has no series. The tables below provide information about the Trustees and officers for the

Trust, which includes the portfolios in this SAI. The address of each individual listed below is 211 Main Street, San Francisco, California 94105.
NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY THE TRUSTEE	OTHER DIRECTORSHIPS DURING THE PAST FIVE YEARS
INDEPENDENT TRUSTEES
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009-present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	96	Director, PS Business Parks, Inc. (2005-2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979-present); Senior Fellow, Stanford Institute for Economic Policy Research (2000-present); Professor of Public Policy, Stanford University (1994-2015).	96	Director, Gilead Sciences, Inc. (2005-present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012-present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008-Apr. 2012).	96	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	96	Director, Symantec Corporation (2003-present) Director, Corcept Therapeutics Incorporated (2004-present) Director, Adamas Pharmaceuticals, Inc. (2009-present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008-Sept. 2013).	96	Director, KLA-Tencor Corporation (2008-present)

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY THE TRUSTEE	OTHER DIRECTORSHIPS DURING THE PAST FIVE YEARS
INDEPENDENT TRUSTEES
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008-present).	96	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015-present); Partner, Kudu Advisors, LLC (financial services) (June 2008-Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008-Jan. 2015).	96	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990-present).	96	Director, Eaton (2012-present)

Director and Chairman of the Audit Committee, Oneok Partners LP (2003-2013)

Director, Oneok, Inc. (2009-2013)

			Lead Independent Director, Board of Cooper Industries (2002-2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008-present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998-present).	96	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994-present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014-present)

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY THE TRUSTEE	OTHER DIRECTORSHIPS DURING THE PAST FIVE YEARS
INTERESTED TRUSTEES
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008-present); President and Chief Executive Officer (Oct. 2008-present), Director (May 2008-present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006-present); and Director, Schwab Holdings, Inc. (May 2008-present).	96	Director, The Charles Schwab Corporation (2008-present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010-present), Chief Investment Officer (Sept. 2010-Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016-present), President, Chief Executive Officer (Dec. 2010-present), and Chief Investment Officer (Sept. 2010-Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011-present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007-Aug. 2010).	96	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015-present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007-July 2015); Director, Charles Schwab & Co., Inc. (May 2007-present); Director (Apr. 2010-present) and Chief Executive Officer (July 2013-Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007-present).	96	None

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED3)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
OFFICERS
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010-present), Chief Investment Officer (Sept. 2010-Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016-present), President, Chief Executive Officer (Dec. 2010-present), and Chief Investment Officer (Sept. 2010-Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011-present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007-Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016-present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013-Dec. 2015), Schwab ETFs (Nov. 2013-Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013-present); Executive Director, J.P. Morgan Investor Services (Apr. 2011-Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005-Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004-present), Chief Operating Officer (Jan. 2011-present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016-present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006-Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004-Dec. 2015) and Schwab ETFs (Oct. 2009-Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005-present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer–Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer–Equities, Charles Schwab Investment Management, Inc. (Apr. 2011-present); Senior Vice President and Chief Investment Officer–Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011-present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009-Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004-Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer–Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer–Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011-present); Senior Vice President and Chief Investment Officer–Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011-present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008-Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006-Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011-present), Vice President (Mar. 2004-Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011-present), Vice President (Jan. 2011-Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011-present) and Chief Legal Officer (Dec. 2011-present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011-present); Secretary (May 2011-present) and Chief Legal Officer (Nov. 2011-present), Schwab ETFs.

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED3)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
OFFICERS
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005-present); Vice President (Dec. 2005-present), Chief Legal Officer and Clerk (Mar. 2007-present), Laudus Funds; Vice President (Nov. 2005-present) and Assistant Secretary (June 2007-present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009-present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Board Leadership Structure
The Chairman of the Board, Walter W. Bettinger II, is Chief Executive Officer and a member of the Board of Directors of The Charles Schwab Corporation and an interested person of the Trust as that term is defined in the 1940 Act. The Board is comprised of a super-majority (75 percent) of Trustees who are not interested persons of the Trust (i.e., independent trustees). The Trust does not have a single lead independent trustee. There are three primary committees of the Board: the Audit, Compliance and Valuation Committee; the Governance Committee; and the Investment Oversight Committee. Each of the Committees is chaired by an independent trustee, and each Committee is comprised solely of independent trustees. The Committee chairs preside at Committee meetings, participate in formulating agendas for those meetings, and coordinate with management to serve as a liaison between the independent trustees and management on matters within the scope of the responsibilities of each Committee as set forth in its Board-approved charter. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Board made this determination in consideration of, among other things, the fact that the independent trustees of the Trust constitute a super-majority of the Board, the fact that Committee chairs are independent trustees, the number of funds (and classes) overseen by the Board, and the total number of Trustees on the Board.
Board Oversight of Risk Management
Like most mutual funds, portfolio management and other service providers have responsibility for day-to-day risk management for the portfolio. The Board, as part of its risk oversight of the Trust, monitors risks identified during regular and special reports to the Committees of the Board, as well as regular and special reports to the full Board. In addition to monitoring such risks, the Committees and the Board oversee efforts of portfolio management and service providers to manage risks to which a portfolio of the Trust may be exposed. For example, the Investment Oversight Committee meets with portfolio managers and receives regular reports regarding investment risk and credit risk of the portfolio’s investment portfolio. The Audit, Compliance and Valuation Committee meets with the portfolio’s Chief Compliance Officer and Chief Financial Officer and receives regular reports regarding compliance risks, operational risks and risks related to the valuation and liquidity of portfolio securities. From its review of these reports and discussions with management, each Committee receives information about the material risks of the portfolios of the Trust and about how management and service providers mitigate those risks, enabling the independent Committee chairs and other independent members of the Committees to discuss these risks with the full Board.

The Board recognizes that not all risks that may affect the portfolio can be identified nor can processes and controls be developed to eliminate or mitigate the occurrence or effects of certain risks; some risks are simply beyond the reasonable control of the portfolio, their management, and service providers. Although the risk oversight functions of the Board, and the risk management policies of portfolio management and portfolio service providers, are designed to be effective, there is no guarantee that they will eliminate or mitigate all risks. In addition, it may be necessary to bear certain risks (such as investment-related risks) to achieve the portfolio’s investment objective. As a result of the foregoing and other factors, the portfolio’s ability to manage risk is subject to significant limitations.
Individual Trustee Qualifications
The Board has concluded that each of the Trustees should initially and continue to serve on the Board because of (i) his or her ability to review and understand information about the Trust provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management regarding material factors bearing on the management of the Trust, and to exercise their business judgment in a manner that serves the best interests of the Trust's shareholders and (ii) the Trustee’s experience, qualifications, attributes or skills as described below.
The Board has concluded that Mr. Bettinger should serve as Trustee of the Trust because of the experience he gained as president and chief executive officer of The Charles Schwab Corporation, his knowledge of and experience in the financial services industry, and the experience he has gained serving as Trustee of the Schwab Funds since 2008, the Schwab ETFs since 2009, and the Laudus Funds since 2010.
The Board has concluded that Mr. Burns should serve as Trustee of the Trust because of the experience he gained as managing director of Pacific Investment Management Company, LLC (PIMCO) and president of PIMCO Funds as well as the experience he has gained serving as Trustee of the Schwab ETFs since 2009, and his experience serving as chair of the Schwab ETFs’ Audit, Compliance and Valuation Committee until December 2015.
The Board has concluded that Ms. Chandoha should serve as Trustee of the Trust because of the experience she gained as president and chief executive officer of Charles Schwab Investment Management, Inc., the Schwab Funds, Schwab ETFs and Laudus Funds, as well as her knowledge of and experience of financial and investment management services.
The Board has concluded that Mr. Cogan should serve as Trustee of the Trust because of the experience he has gained serving as a senior fellow and professor of public policy at a university and his former service in government, the experience he has gained serving as Trustee of the Schwab Funds since 2008 and Laudus Funds since 2010, and his service on other public company boards.
The Board has concluded that Mr. Kochis should serve as Trustee of the Trust because of the experience he gained serving as chair and chief executive officer of Aspiriant, LLC, an advisory firm, as well as his knowledge of and experience in wealth management consulting and the experience he has gained serving as trustee of the Schwab ETFs since 2012.
The Board has concluded that Mr. Mahoney should serve as Trustee of the Trust because of the experience he gained serving as Trustee of the Schwab Funds and Laudus Funds since 2011, as co-chief executive officer of a healthcare services company, and his service on other public company boards.
The Board has concluded that Mr. Martinetto should serve as Trustee of the Trust because of his experience serving as senior executive vice president and chief financial officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc.
The Board has concluded that Mr. Patel should serve as Trustee of the Trust because of the experience he gained serving as Trustee of the Schwab Funds and Laudus Funds since 2011, as executive vice president, general manager and chief financial officer of a software company, his service on other public company boards, and his experience serving as chair of the Schwab Funds and Laudus Funds’ Audit, Compliance and Valuation Committee.

The Board has concluded that Ms. Patmore should serve as Trustee of the Trust because of her experience serving as chief financial officer and executive vice president of First Data Payment Business and First Data Corporation, as well as her knowledge of and experience in management consulting.
The Board has concluded that Mr. Ruffel should serve as Trustee of the Trust because of the experience he gained as the founder and former chief executive officer of a publisher and information services firm specializing in the retirement plan industry, his experience in and knowledge of the financial services industry, and the experience he has gained serving as Trustee of the Schwab ETFs since 2009, and his experience serving as chair of the Schwab ETFs' Investment Oversight Committee until December 2015.
The Board has concluded that Mr. Smith should serve as Trustee of the Trust because of the experience he has gained as managing partner of his own investment advisory firm, the experience he has gained serving as Trustee of the Schwab Funds since 2000, as Trustee of the Laudus Funds since 2010, his service on other public company boards, and his experience serving as chair of the Schwab Funds’ and Laudus Funds’ Investment Oversight Committee.
The Board has concluded that Mr. Wender should serve as Trustee of the Trust because of the experience he gained serving as former partner and head of the financial institutions group of an investment bank, the experience he has gained serving as Trustee of the Schwab Funds since 2008, as Trustee of the Laudus Funds since 2010, and his service on other public company boards.
Trustee Committees
The Board of Trustees has established certain committees and adopted Committee charters with respect to those committees, each as described below:
•The Audit, Compliance and Valuation Committee reviews the integrity of the Trust’s financial reporting processes and compliance policies, procedures and processes, and the Trust’s overall system of internal controls. The Audit, Compliance and Valuation Committee also reviews and evaluates the qualifications, independence and performance of the Trust’s independent auditors, and the implementation and operation of the Trust's valuation policy and procedures. This Committee is comprised of at least three Independent Trustees and currently has the following members: Kiran M. Patel (Chairman), Robert W. Burns, John F. Cogan and Kimberly S. Patmore. The Committee met four times during the most recent fiscal year.
•The Governance Committee reviews and makes recommendations to the Board regarding Trust governance-related matters, including but not limited to Board compensation practices, retirement policies and term limits, Board self-evaluations, the effectiveness and allocation of assignments and functions by the Board, the composition of Committees of the Board, and the training of Trustees. The Governance Committee is also responsible for selecting and nominating candidates to serve as Trustees. The Governance Committee does not have a written policy with respect to consideration of candidates for Trustee submitted by shareholders. However, if the Governance Committee determined that it would be in the best interests of the Trust to fill a vacancy on the Board of Trustees, and a shareholder submitted a candidate for consideration by the Board of Trustees to fill the vacancy, the Governance Committee would evaluate that candidate in the same manner as it evaluates nominees identified by the Governance Committee. Nominee recommendations may be submitted to the Secretary of the Trust at the Trust’s principal business address. This Committee is comprised of at least three Independent Trustees and currently has the following members: John F. Cogan (Chairman), Stephen Timothy Kochis, David L. Mahoney and Joseph H. Wender. The Committee met four times during the most recent fiscal year.
•The Investment Oversight Committee reviews the investment activities of the Trust and the performance of the portfolios’ investment adviser. This Committee is comprised of at least three Trustees (at least two-thirds of whom shall be Independent Trustees) and currently has the following members: Gerald B. Smith (Chairman), Stephen Timothy Kochis, David L. Mahoney, Charles A. Ruffel and Joseph H. Wender. The Committee met five times during the most recent fiscal year.

Trustee Compensation
The following table provides Trustee compensation for the fiscal year ended December 31, 2015.
Name of Trustee	Aggregate Compensation from the Fund in this SAI	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from the Fund and Fund Complex Paid to Trustees
Interested Trustees
Walter W. Bettinger II	None	N/A	None
Marie A. Chandoha[1]	None	N/A	None
Joseph R. Martinetto[1]	None	N/A	None
Independent Trustees
Robert W. Burns[1]	None	N/A	$134,000
Mariann Byerwalter*	$392	N/A	$77,000
John F. Cogan	$1,568	N/A	$286,000
Stephen Timothy Kochis[1]	None	N/A	$124,000
David L. Mahoney	$1,568	N/A	$286,000
Kiran M. Patel	$1,644	N/A	$300,000
Kimberly S. Patmore[1]	None	N/A	None
Charles A. Ruffel[2]	$1,449	N/A	$389,960
Gerald B. Smith	$1,644	N/A	$300,000
Joseph H. Wender	$1,568	N/A	$286,000
*	Ms. Byerwalter resigned effective March 9, 2015
1 Trustee joined the Schwab Annuity Portfolios Board effective January 1, 2016.
[2]	Mr. Ruffel joined the Board effective February 6, 2015.
Securities Beneficially Owned by Each Trustee
The following table provides each Trustee's equity ownership of the portfolio and ownership of all registered investment companies overseen by each Trustee in the Family of Investment Companies as of December 31, 2015.
Name of Trustee	Dollar Range of Trustee Ownership of the Funds Included in the SAI	Aggregate Dollar Range of Trustee Ownership in the Family of Investment Companies
Interested Trustees
Walter W. Bettinger II	Schwab MarketTrack Growth Portfolio IINone	Over $100,000
Marie A. Chandoha[1]	Schwab MarketTrack Growth Portfolio IINone	Over $100,000
Joseph R. Martinetto[1]	Schwab MarketTrack Growth Portfolio IINone	Over $100,000
Independent Trustees
Robert W. Burns[1]	Schwab MarketTrack Growth Portfolio IINone	Over $100,000
John F. Cogan	Schwab MarketTrack Growth Portfolio IINone	Over $100,000
Stephen Timothy Kochis[1]	Schwab MarketTrack Growth Portfolio IINone	Over $100,000
David L. Mahoney	Schwab MarketTrack Growth Portfolio IINone	Over $100,000
Kiran M. Patel	Schwab MarketTrack Growth Portfolio IINone	Over $100,000
Kimberly S. Patmore[1]	Schwab MarketTrack Growth Portfolio IINone	Over $100,000
Charles A. Ruffel	Schwab MarketTrack Growth Portfolio IINone	Over $100,000
Gerald B. Smith	Schwab MarketTrack Growth Portfolio IINone	Over $100,000
Joseph H. Wender	Schwab MarketTrack Growth Portfolio IINone	Over $100,000
1 Trustee joined Board effective January 1, 2016.
As of December 31, 2015, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of CSIM or Schwab, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with CSIM or Schwab, except as follows: Kimberly S. Patmore may have been deemed to be a beneficial owner of securities issued by The Charles Schwab Corporation (CSC) as a result of beneficial ownership of common stock of CSC by an immediate family member and an estate planning entity. As of December 31, 2015, the holdings of CSC common stock had a market value of $6,274.56 and represented substantially less than one percent of the common stock of CSC. The securities were disposed of after December 31, 2015 and prior to the date of this SAI. CSC is the parent company of CSIM and Schwab.
Deferred Compensation Plan
Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the Trust as of the date that such fees would have been paid to the Trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of Schwab Funds selected by the Trustee. Currently, none of the Independent Trustees has elected to participate in this plan.
Code of Ethics
The portfolio, its investment adviser and Schwab have adopted a Code of Ethics as required under the 1940 Act. Subject to certain conditions or restrictions, the Code of Ethics permits the Trustees, directors, officers or advisory representatives of the portfolio or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the portfolio. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser’s Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.
Control Persons And Principal Holders Of Securities
As of March 18, 2016, the officers and Trustees of the Trust, as a group, did not own of record or beneficially, any of the outstanding voting securities of the portfolio.
As of March 18, 2016, the following represents persons or entities that owned, of record or beneficially, 5% or more of the outstanding voting securities of the portfolio:
Fund	Customer Name	Percent owned
Schwab MarketTrack Growth II Portfolio™	Great-West Life & Annuity VA-1 Signature 8515 E Orchard Rd Greenwood Village, CO 80111-5002	70.24%
	Great-West Life & Annuity VA-1 Signature 8515 E Orchard Rd Greenwood Village, CO 80111-5002	27.30%
Persons who beneficially own more than 25% of a portfolio’s outstanding shares may be deemed to control the portfolio. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of such portfolio to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any shareholder.

Investment Advisory and Other Services
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, 211 Main Street, San Francisco, CA 94105, serves as the portfolio’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the Trust. Schwab is an affiliate of the investment adviser and is the Trust’s distributor. Charles R. Schwab is the founder, Chairman and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.
Advisory Agreement
The continuation of the portfolio’s Advisory Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders of the portfolio, and (2) by the vote of a majority of the Trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval.
Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement between the Trust and CSIM with respect to existing portfolios in the Trust. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the portfolio's investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.
For its advisory and administrative services to the portfolio, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly, based on the portfolio’s average daily net assets as follows.
Average Daily Net Assets	Fee
First $500 million	0.44%
More than $500 million	0.39%
The following table shows the net advisory fees paid by the portfolio and gross fees reduced by the portfolio for the past three fiscal years. The figures in the “net fees paid” row represent the actual amounts paid to the investment adviser, which include the effect of any reductions due to the application of the portfolio’s contractual expense limitation agreement. The figures in the “gross fees reduced by” row represent the amount, if any, the advisory fees payable to the investment adviser were reduced due to the application of the portfolio’s contractual expense limitation agreement.
Fund		2015	2014	2013
Schwab MarketTrack GrowthPortfolio	Net fees paid	$83,721	$68,381	$42,327
	Gross fees reduced by	$54,837	$71,579	$89,392
The investment adviser and its affiliates and have agreed to limit the portfolio’s total annual portfolio operating expenses (excluding interest, taxes and certain non-routine expenses) to 0.50% of the average daily net assets of the portfolio through April 29, 2018. The agreement to limit the portfolio’s total annual portfolio operating expenses is limited to the portfolio’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the portfolio through its investments in the underlying funds. This agreement may only be amended or terminated with the approval of the portfolio’s Board of Trustees.
The amount of the expense limitation is determined in coordination with the Board of Trustees, and the expense limitation is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of the portfolio. The expense limitation is not intended to cover all portfolio expenses, and the portfolio's expenses may exceed the expense limitation. For example, the expense limitation does not cover investment-related expenses, such as brokerage commissions, interest, taxes and the fees and expenses of pooled investment vehicles, such as ETFs, REITs and other investment companies, that are held by the portfolio, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.
Distributor
Pursuant to a Distribution Agreement between Schwab and the Trust, Schwab, located at 211 Main Street, San Francisco, California 94105, is the principal underwriter for shares of the portfolio and is the Trust's agent for the purpose of the continuous offering of the portfolio’s shares. The portfolio pays for prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement.
Shareholder Services Agent
Schwab provides portfolio information to shareholders, including share price, shareholder ownership and account activities and distributes the portfolio’s prospectuses, financial reports and other informational literature about the portfolio. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets the portfolio and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.
For the services performed as shareholder services agent under its contract with the portfolio, Schwab does not receive a fee.
Transfer Agent
Boston Financial Data Services, Inc. (BFDS), 2000 Crown Colony Drive, Quincy, Massachusetts 02169-0953, serves as the portfolio’s transfer agent. As part of these services, the firm maintains records pertaining to the sale, redemption and transfer of the portfolio’s shares.
Custodian and Portfolio Accountant
Brown Brothers Harriman & Co. (BBH), 50 Post Office Square, Boston, Massachusetts, 02110 serves as custodian for the portfolio.
State Street Bank and Trust Company (State Street), One Lincoln Street, Boston, Massachusetts, 02111 serves as portfolio accountant to the portfolio.
The portfolio accountant maintains all books and records related to the portfolio's transactions. The custodian is responsible for the daily safekeeping of securities and cash held or securities sold by the portfolio.
Independent Registered Public Accounting Firm
The portfolio's independent registered public accounting firm, PricewaterhouseCoopers LLP (PwC), Three Embarcadero Center, San Francisco, CA 94111-4004, audits and reports on the annual financial statements of the portfolio and reviews certain regulatory reports and the portfolio's federal income tax return. PwC also performs other professional, accounting, auditing, tax and advisory services, when engaged to do so by the Trust.
Other Expenses
The portfolio pays other expenses that typically are connected with the Trust’s operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the portfolio. Expenses not directly attributable to a particular portfolio will generally be allocated among the portfolios in the Trust on the basis of the portfolio’s relative net assets at the time the expense is incurred.

Portfolio Manager
Other Accounts. In addition to the portfolio, the Portfolio Manager is responsible for the day-to-day management of certain other accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of December 31, 2015.
Name	Registered Investment Companies (this amount does not include the portfolio in this SAI)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Zifan Tang	21	$5,940,311,958	0	$0	0	$0
Conflicts of Interest. The Portfolio Manager’s management of other accounts may give rise to potential conflicts of interest in connection with its management of the portfolio’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include separate accounts and other mutual funds advised by CSIM (collectively, the Other Managed Accounts). The Other Managed Accounts might have similar investment objectives as the portfolio, track the same index the portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the portfolio. While the Portfolio Manager’s management of Other Managed Accounts may give rise to the potential conflicts of interest listed below, CSIM does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, CSIM believes it has adopted policies and procedures that are designed to manage those conflicts in an appropriate way.
Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the Portfolio Manager’s day-to-day management of the portfolio. Because of her position with the portfolio, the Portfolio Manager knows the size, timing, and possible market impact of portfolio trades. It is theoretically possible that the Portfolio Manager could use this information to the advantage of the Other Managed Accounts she manages and to the possible detriment of the portfolio. However, CSIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Moreover, with respect to index portfolios, which seek to track their respective benchmark indexes, much of this information is publicly available. When it is determined to be in the best interest of both accounts, the Portfolio Manager may aggregate trade orders for the Other Managed Accounts, excluding Schwab Personal Portfolio Managed Accounts, with those of the portfolio. All aggregated orders are subject to CSIM’s aggregation and allocation policy and procedures, which provide, among other things, that (i) a Portfolio Manager will not aggregate orders unless he or she believes such aggregation is consistent with his or her duty to seek best execution; (ii) no account will be favored over any other account; (iii) each account that participates in an aggregated order will participate at the average security price with all transaction costs shared on a pro-rata basis; and (iv) if the aggregated order cannot be executed in full, the partial execution is allocated pro-rata among the participating accounts in accordance with the size of each account’s order.
Investment Opportunities. A potential conflict of interest may arise as a result of the Portfolio Manager’s management of the portfolio and Other Managed Accounts which, in theory, may allow her to allocate investment opportunities in a way that favors the Other Managed Accounts over the portfolio, which conflict of interest may be exacerbated to the extent that CSIM or the Portfolio Manager receives, or expects to receive, greater compensation from her management of the Other Managed Accounts than the portfolio. Notwithstanding this theoretical conflict of interest, it is CSIM’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, CSIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while the Portfolio Manager may buy for an Other Managed Account securities that differ in identity or quantity from securities bought for the portfolio or refrain from purchasing securities for an Other Managed Account that she is otherwise buying for the portfolio in an effort to outperform its specific benchmark, such an approach might not be suitable for the portfolio given its investment objectives and related restrictions.

Fund of Funds Information Barrier. The Portfolio Manager for any Schwab fund or portfolio that invests in other Schwab or Laudus Funds (Underlying Affiliated Funds) must make investment decisions without taking into consideration, or being in possession of, material non-public information about the Underlying Affiliated Funds. Despite the Portfolio Manager’s intention to not receive material, non-public information, CSIM has established procedures to prevent the Portfolio Manager from having access to and trading on material, non-public information regarding Underlying Affiliated Funds. Under these procedures, the adviser monitors Schwab fund of funds' trading activity in Underlying Affiliated Funds, escalates breaches of information barriers and develops enhancements to information barriers as necessary. In the event that the Portfolio Manager comes into possession of material, non-public information about an Underlying Affiliated Fund, the Portfolio Manager’s ability to initiate transactions in that Underlying Affiliated Fund could potentially be restricted as a result of the Portfolio Manager’s possession of such information. The trading restriction could have an adverse effect on the ability of the portfolio managed by the Portfolio Manager to participate in any potential gains or avoid any potential losses in the restricted Underlying Affiliated Fund. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Compensation. During the most recent fiscal year, the Portfolio Manager’s compensation consisted of a fixed annual (base) salary and a discretionary bonus. The base salary is determined considering compensation payable for a similar position across the investment management industry and an evaluation of the individual Portfolio Manager’s overall performance such as the Portfolio Manager’s contribution to the investment process, good corporate citizenship, risk management and mitigation, and functioning as an active contributor to the firm’s success. The discretionary bonus is determined in accordance with the CSIM Equity and Fixed Income Portfolio Manager Incentive Plan (the Plan) as follows:
There are two independent funding components for the Plan:
•75% of the funding is based on equal weighting of Investment Fund Performance and Risk Management and Mitigation
•25% of the funding is based on Corporate results
Investment Fund Performance and Risk Management and Mitigation (75% weight)
Investment Fund Performance:
At the close of the year, the portfolio's performance will be determined by its 1-year, 1- and 2-year, or 1- and 3-year percentile standing (based on pre-tax return before expenses) within its designated benchmark, peer group, or category, depending on the strategy of the portfolio (i.e., whether the portfolio is passively or actively managed) using standard statistical methods approved by CSIM senior management. Investment Fund Performance measurements may be changed or modified at the discretion of the CSIM President and CSIM Chief Operating Officer. As each participant may manage and/or support a number of funds or portfolios, there may be several funds or portfolios considered in arriving at the incentive compensation funding.
Risk Management and Mitigation:
Risk Management and Mitigation will be rated by CSIM’s Chief Investment Officer, CSIM’s Head of Investment Risk, CSIM’s Chief Legal Officer, CSIM’s Chief Compliance Officer and CSIM’s Head of Operations Risk (or individuals with comparable responsibilities). Factors they will consider will include, but are not limited to:
•Balancing safety of portfolio principal with appropriate limits that provide investment flexibility given existing market conditions
•Making timely sell recommendations to avoid significant deterioration of value resulting from the weakening condition of the issuer
•Escalating operating events and errors for prompt resolution

•Identifying largest risks and actively discussing with management
•Accurately validating portfolio information disseminated to the public (e.g., Annual and Semi-Annual reports, portfolio fact sheets, portfolio prospectus)
•Executing transactions timely and without material trade errors that result in losses to the portfolio
•Ensuring ongoing compliance with prospectus and investment policy guidelines
•Minimizing portfolio compliance exceptions
•Actively following up and resolving compliance exceptions
Corporate Performance (25% weight)
The Corporate Bonus Plan is an annual bonus plan that provides discretionary awards based on the financial performance of The Charles Schwab Corporation (CSC) during the annual performance period. Quarterly advances may be paid for the first three quarters. Allocations are discretionary and aligned with CSC and individual performance. Funding for the Plan is determined at the conclusion of the calendar year. Funding will be capped at 200% of target.
At year-end, the full-year funding for both components of the Plan will be pooled together. The total pool is allocated to Plan participants by CSIM senior management based on their assessment of a variety of performance factors.
Factors considered in CSIM senior management’s allocation process will include objective and subjective factors that will take into consideration total performance and will include, but are not limited to:
•Portfolio performance relative to performance measure
•Risk management and mitigation
•Individual performance against key objectives
•Contribution to overall group results
•Functioning as an active contributor to the firm’s success
•Team work
•Collaboration between Analysts and the Portfolio Manager
•Regulatory/Compliance management.
The Portfolio Manager's compensation is not based on the value of the assets held by a portfolio.
Ownership of Portfolio Shares. The Portfolio Manager did not beneficially own any shares of the portfolio as of December 31, 2015, the portfolio’s most recent fiscal year end. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the 1934 Act).

Brokerage Allocation And Other Practices
Portfolio Turnover
For reporting purposes, the portfolio’s turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the portfolio owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less (short-term securities) are excluded.
A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. Typically, a portfolio with a higher turnover (such as 100% or more) tends to generate higher capital gains and transaction costs, such as brokerage commissions. The portfolio does not expect that its respective portfolio turnover rates will exceed 100% in any given year.
Variation in turnover rate may be due to fluctuating volume in shareholder purchase and redemption orders, market conditions, and/or changes in the investment adviser’s investment outlook.
The portfolio turnover rate for the portfolio for the past two fiscal years is as follows:
Fund	2015	2014
Schwab MarketTrack Growth Portfolio II	9%	14%
Portfolio Holdings Disclosure
The Trust’s Board has approved policies and procedures that govern the timing and circumstances regarding the disclosure of fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding each portfolio’s securities is in the best interests of portfolio shareholders, and include procedures to address conflicts between the interests of the portfolio’s shareholders, on the one hand, and those of the portfolio’s investment adviser, principal underwriter or any affiliated person of the portfolio, its investment adviser, its principal underwriter, on the other. Pursuant to such procedures, the Board of Trustees has authorized the President of the Trust to authorize the release of the portfolio's holdings, as necessary, in conformity with the foregoing principles.
The Board exercises on-going oversight of the disclosure of the portfolio’s holdings by overseeing the implementation and enforcement of the portfolio's policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters. The Board of Trustees will receive periodic updates, at least annually, regarding entities that were authorized to be provided “early disclosure” (as defined below) of the portfolio’s portfolio holdings information and will periodically review any agreements that the Trust has entered into to selectively disclose portfolio holdings.
A complete list of the portfolio's holdings is published on the Schwab Funds website at www.csimfunds.com/schwabfunds_prospectus, under “Prospectuses & Reports”, typically 60-80 days after the end of the portfolio’s fiscal quarter. The portfolio holdings information available on the portfolio’s website is the same that is filed with the SEC on Form N-Q or Form N-CSR. In addition, the portfolios provide on the website quarterly information regarding certain attributes of the portfolio's, such as the portfolio’s top ten holdings, sector weightings, composition, credit quality and duration and maturity, as applicable. This information is generally updated within 5-25 days after the end of the fiscal quarter. The information on the website is publicly available to all categories of persons.
The portfolio may disclose portfolio holdings information to certain persons and entities prior to and more frequently than the public disclosure of such information (early disclosure). The President of the Trust may authorize early disclosure of portfolio holdings information to such parties at differing times and/or with different lag times provided that (a) the President of the Trust determines that the disclosure is in the best interests of the portfolio and that there are no conflicts of interest between the portfolio’s shareholders and portfolio’s adviser and distributor; and (b) the recipient is, either by contractual agreement or otherwise by law, required to maintain the confidentiality of the information.
Portfolio holdings may be made available on a selective basis to ratings agencies, certain industry organizations, consultants and other qualified financial professionals when the President of the Trust determines such disclosure meets the requirements noted above and serves a legitimate business purpose. Agreements entered into with such entities will describe the permitted use of portfolio holdings and provide that, among other customary confidentiality provisions: (i) the portfolio holdings will be kept confidential; (ii) the person will not trade on the basis of any material non-public information; and (iii) the information will be used only for the purpose described in the agreement.
The portfolio’s service providers including, without limitation, the investment adviser, distributor, custodian, fund accountant, transfer agent, counsel, auditor, proxy voting service provider, pricing information vendors, trade execution measurement vendors, securities lending agents, publisher, printer and mailing agent may receive disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the portfolios. The names of those service providers to whom the portfolios selectively disclose portfolio holdings information will be disclosed in this SAI. CSIM, Glass Lewis & Co., State Street, BBH and BFDS, as service providers to the portfolios, are currently receiving this information on a daily basis. RR Donnelley, as a service provider to the portfolios, is currently receiving this information on a quarterly basis.
PwC and Schwab, as service providers to the portfolios, receive this information on an as-needed basis. Service providers are subject to a duty of confidentiality with respect to any portfolio holdings information they receive whether imposed by the confidentiality provisions of the service providers’ agreements with the Trust or by the nature of its relationship with the Trust. Although certain of the service providers are not under formal confidentiality obligations in connection with disclosure of portfolio holdings, the portfolio will not continue to conduct business with a service provider who the portfolio believes is misusing the disclosed information.
To the extent that the portfolio invests in an ETF, the Trust will, in accordance with exemptive orders issued by the SEC to ETF sponsors and the procedures adopted by the Board of Trustees, promptly notify the ETF in writing of any purchase or acquisition of shares of the ETF that causes the portfolio to hold (i) 5% or more of such ETF’s total outstanding voting securities, and (ii) 10% or more of such ETF’s total outstanding voting securities. In addition, CSIM will, upon causing the portfolio to acquire more than 3% of an open-end ETF’s outstanding shares, notify the open-end ETF of the investment.
The portfolio’s policies and procedures prohibit the portfolios, the portfolio’s investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.
The portfolios may disclose non-material information including commentary and aggregate information about the characteristics of the portfolio in connection with or relating to the portfolio or its portfolio securities to any person if such disclosure is for a legitimate business purpose, such disclosure does not effectively result in the disclosure of the complete portfolio securities of any portfolio (which can only be disclosed in accordance with the above requirements), and such information does not constitute material non-public information. Such disclosure does not fall within the portfolio securities disclosure requirements outlined above.
Whether the information constitutes material non-public information will be made on a good faith determination, which involves an assessment of the particular facts and circumstances. In most cases commentary or analysis would be immaterial and would not convey any advantage to a recipient in making a decision concerning the portfolio. Commentary and analysis include, but are not limited to, the allocation of the portfolio’s investment securities and other investments among various asset classes, sectors, industries, and countries, the characteristics of the stock components and other investments of the portfolio, the attribution of portfolio returns by asset class, sector, industry and country, and the volatility characteristics of the portfolio.

Portfolio Transactions
The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of the portfolio. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. The portfolio generally does not incur any commissions or sales charges when it invests in underlying Schwab Funds or Laudus Funds, but it may incur such costs if it invests directly in other types of securities or in unaffiliated funds. Purchases and sales of securities on a stock exchange, including ETF shares, or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Exchange fees may also apply to transactions effected on an exchange. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. The portfolio does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices the portfolio pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the portfolio invests are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the portfolio will primarily consist of dealer spreads and brokerage commissions.
The investment adviser seeks to obtain best execution for the portfolio’s transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; ability to facilitate short selling; provision of additional brokerage or research services or products; whether a broker guarantees that the portfolio will receive, on aggregate, prices at least as favorable as the closing prices on a given day when adherence to “market-on-close” pricing aligns with portfolio objectives; or whether a broker guarantees that the portfolio will receive the volume-weighted average price (VWAP) for a security for a given trading day (or portion thereof) when the investment adviser believes that VWAP execution is in the portfolio’s best interest. In addition, the investment adviser may have incentive sharing arrangements with certain unaffiliated brokers who guarantee market-on-close pricing: on a day when such a broker executes transactions at prices better, on aggregate, than market-on-close prices, that broker may receive, in addition to his or her standard commission, a portion of the net difference between the actual execution prices and corresponding market-on-close prices for that day.
The investment adviser may cause the portfolio to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: company financial data and economic data (e.g., unemployment, inflation rates and GDP figures), stock quotes, last sale prices and trading volumes, research reports analyzing the performance of a particular company or stock, narrowly distributed trade magazines or technical journals covering specific industries, products, or issuers, seminars or conferences registration fees which provide substantive content relating to eligible research, quantitative analytical software and software that provides analyses of securities portfolios, trading strategies and pre/post trade analytics, discussions with research analysts or meetings with corporate executives which provide a means of obtaining oral advice on securities, markets or particular issuers, short-term custody related to effecting particular transactions and clearance and settlement of those trades, lines between the broker-dealer and order management systems operated by a third party vendor, dedicated lines between the broker-dealer and the investment adviser’s order management system, dedicated lines providing direct dial-up service between the investment adviser and the trading desk at the broker-dealer, message services used to transmit orders to broker-dealers for execution, electronic communication of allocation instructions between institutions and broker-dealers, comparison services required by the SEC or another regulator (e.g., use of electronic confirmation and affirmation of institutional trades), exchange of messages among broker-dealers, custodians, and institutions related to a trade, post-trade matching of trade information, routing settlement instructions to custodian banks and broker-dealers’ clearing agents, software that provides algorithmic trading strategies, and trading software operated by a broker-dealer to route orders to market centers or direct market access systems. The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts, and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.
The investment adviser may receive a service from a broker or dealer that has both a “research” and a “non-research” use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions or spreads, while the investment adviser will use its own funds or other resources to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser and sub-advisers believe that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.
The investment adviser may purchase for the portfolio new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services, in accordance with applicable rules and regulations permitting these types of arrangements. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e) of the 1934 Act.
The investment adviser may place orders directly with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable the portfolio to trade directly with other institutional holders. At times, this may allow the portfolio to trade larger blocks than would be possible trading through a single market maker.
The investment adviser may aggregate securities sales or purchases among two or more portfolios. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected portfolio and is consistent with the terms of the investment advisory agreement for such portfolio. In any single transaction in which purchases and/or sales of securities of any issuer for the account of the portfolio are aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the portfolio.
In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the portfolio on securities exchanges, the investment adviser follows procedures, adopted by the portfolio’s Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.
Proxy Voting
The Board of Trustees has delegated the responsibility for voting proxies to CSIM. The Trustees have adopted CSIM’s Proxy Voting Policy and Procedures with respect to proxies voted on behalf of the various Schwab Funds’ portfolios. A description of CSIM’s Proxy Voting Policy and Procedures is included in APPENDIX – PROXY VOTING POLICY AND PROCEDURES.
The Trust is required to disclose annually the portfolio’s complete proxy voting record on Form N-PX. The Trust’s proxy voting record for the most recent 12 month period ended June 30th is available by visiting the Schwab website at www.csimfunds.com/schwabfunds_prospectus. The portfolio’s Form N-PX will also be available on the SEC’s website at www.sec.gov.
Brokerage Commissions
For the past three fiscal years ended December 31, 2015, 2014 and 2013 the portfolio did not pay brokerage commissions.

Regular Broker-Dealers
The portfolio’s regular broker-dealers during its most recent fiscal year are: (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the portfolio; (2) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (3) the ten broker-dealers that sold the largest dollar amount of the portfolio’s shares. During the fiscal year ended December 31, 2015, the portfolio purchased securities issued by the following regular broker-dealers:
	Regular Broker Dealer	Value of Holdings
Schwab MarketTrack Growth Portfolio II	Australia & New Zealand Banking Group Ltd.	$298,639
	Sumitomo Mitsui Banking Corp.	$298,639
	Mitsubishi UFJ Securities (USA), Inc	$298,639
	J.P. Morgan Securities LLC	$57,918
Description Of The Trust
The portfolio is a series of Schwab Annuity Portfolios, an open-end management investment company organized as a Massachusetts business trust on January 21, 1994.
The portfolio may hold special shareholder meetings which may cause the portfolio to incur non-routine expenses. These meetings may be called for purposes such as electing Trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.
Life and annuity insurance companies and their separate accounts are the record owners of portfolio shares. The portfolio understands that the life and annuity insurance companies will vote their shares in accordance with timely instructions received from contract owners who have allocated contract values to the portfolio, to the extent required by applicable laws.
The bylaws of the Trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.
The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.
Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations. There is a remote possibility that the portfolio could become liable for a misstatement in the prospectus or SAI about another portfolio.

As more fully described in the Declaration of Trust, the Trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof pursuant to elections made by the participating insurance companies. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.
Any series of the Trust may reorganize or merge with one or more other series of the Trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Trust’s Declaration of Trust and Bylaws, without the approval of shareholders of any series.
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS AND PRICING OF SHARES
Purchasing and Redeeming Shares of the Portfolio
You cannot purchase shares of the portfolio directly, but you may allocate account value under your variable contract to and from the portfolio in accordance with the terms of your variable contract. Please refer to the appropriate separate account prospectus for information on how to purchase units of a variable contract and how to select specific portfolios as investment options.
The portfolio has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of the portfolio. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in “Pricing of Shares.” A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash. Please note that this ability to make in-kind redemptions may be effected by agreements made with participating insurance companies.
The portfolio is designed for long-term investing. Because short-term trading activities can disrupt the smooth management of the portfolio and increase its expenses, the portfolio reserves the right, in its sole discretion, to refuse any purchase or exchange order, or large purchase or exchange orders, including any purchase or exchange order which appears to be associated with short-term trading activities or “market timing.” Because market timing decisions to buy and sell securities typically are based on an individual investor’s market outlook, including such factors as the perceived strength of the economy or the anticipated direction of interest rates, it is difficult for the portfolio to determine in advance what purchase or exchange orders may be deemed to be associated with market timing or short-term trading activities. The portfolio and Schwab reserve the right to refuse any purchase or exchange order, including large orders that may negatively impact their operations. More information regarding the portfolio’s market timing policies is included in the portfolio’s prospectus.
Delivery of Shareholder Documents
Typically once a year, an updated prospectus will be mailed to shareholders describing the portfolio's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing the portfolio's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called “householding.” If you want to receive multiple copies, you may write or call your portfolio at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by the fund or other date as communicated by the financial intermediary.

Pricing of Shares
Each business day, each portfolio calculates its share price, or NAV, as of the close of the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time). This means that NAVs are calculated using the values of a portfolio’s securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available or the investment adviser deems them to be unreliable are required to be valued at fair value using procedures approved by the Board of Trustees. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the portfolios reserve the right to treat such day as a business day and accept purchase and redemption orders and calculate their respective share prices as of the normally scheduled close of regular trading on the NYSE for that day.
Shareholders should be aware that because foreign markets are often open on weekends and other days when the portfolio is closed, the value of some of the portfolio’s securities may change on days when it is not possible to buy or sell shares of the portfolio. The portfolio uses approved pricing sources to provide values for its portfolio securities. Current market values are generally determined by the approved pricing sources as follows: generally securities traded on exchanges, excluding the NASDAQ National Market System, are valued at the last-quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices; generally securities traded in the over-the-counter market are valued at the last reported sales price that day, or, if no sales are reported, at the mean between the bid and ask prices. Generally, securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. In addition, securities that are primarily traded on foreign exchanges are generally valued at the official closing price or last sales price on the exchange where the securities are primarily traded with these values then translated into U.S. dollars at the current exchange rate. Fixed income securities are normally valued based on valuations provided by approved pricing sources. Securities may be fair valued pursuant to procedures approved by the portfolio’s Board of Trustees when a security is de listed or its trading is halted or suspended; when approved pricing sources do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the portfolio pursuant to the procedures.
In accordance with the 1940 Act, the underlying funds in which the portfolio invests are valued at their respective NAVs as determined by those funds. The underlying funds that are money market funds may value their portfolio securities based on the value or amortized cost method. The other underlying funds value their portfolio securities based on market quotes, if they are readily available.
Taxation
This discussion of federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Federal Tax Information for the Portfolio
For a discussion of the tax status of a particular insurance contract and the tax consequences of ownership of such a contract, refer to the appropriate variable contract prospectus. Shares of the portfolio are available only through separate accounts of participating insurance companies and plans.
It is the portfolio's policy to qualify for taxation as a “regulated investment company” (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code. By qualifying as a RIC, the portfolio expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If the portfolio does not qualify as a RIC under the Internal Revenue Code, it will be subject to federal income tax on its net investment income and any net realized capital gains. In addition, the portfolio could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

The portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The portfolio intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, the portfolio must, among other requirements, distribute annually to its shareholders an amount at least equal to the sum of 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and 90% of its net tax-exempt income. Among these requirements are the following: (i) at least 90% of the portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of the portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers and which are engaged in the same, similar, or related trades or businesses if the portfolio owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.
Certain master limited partnerships may qualify as “qualified publicly traded partnerships” for purposes of the Subchapter M Internal Revenue Code diversification rules described above. To do so, the master limited partnership must satisfy two requirements during the taxable year. First, the interests of such partnership either must be traded on an established securities market or must be readily tradable on a secondary market (or the substantial equivalent thereof). Second, the partnership must meet the 90% gross income requirements for the exception from treatment as a corporation with gross income other than income consisting of dividends, interest, payments with respect to securities loans, or gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock securities or currencies.
The portfolio should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all of their income and gains each calendar year so long as their only shareholders are certain retirement plans or segregated asset accounts of life insurance companies held in connection with variable annuity contracts or life insurance policies described in Section 817(d) of the Internal Revenue Code or certain other tax-exempt entities.
Internal Revenue Service regulations applicable to separate accounts generally require that portfolios that serve as the funding vehicles for separate accounts invest no more than 55% of the value of their total assets in one investment, 70% in two investments, 80% in three investments and 90% in four investments.
Alternatively, the portfolio will be treated as meeting these requirements for any quarter of its taxable year if, as of the close of such quarter, the portfolio meets the diversification requirements applicable to regulated investment companies and no more than 55% of the value of its total assets consists of cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies.
The portfolio intends to meet these requirements. Internal Revenue Service regulations also limit the types of investors that may invest in such the portfolio. The portfolio intends to meet this limitation by offering shares only to participating insurance companies and their separate accounts in connection with the purchase of contracts and variable life insurance policies and to certain qualified benefit plans.
The portfolio’s transactions in futures contracts, forward contracts, foreign currency exchange transactions, options and certain other investment and hedging activities may be restricted by the Internal Revenue Code and are subject to special tax rules. In a given case, these rules may accelerate income to the portfolio, defer its losses, cause adjustments in the holding periods of the portfolio’s assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the portfolio's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The portfolio will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the portfolio and its shareholders.
The portfolio may invest in a non-U.S. corporation that could be treated as a passive foreign investment company (PFIC) or become a PFIC under the Internal Revenue Code. In addition, an underlying fund of the portfolio may invest in non-U.S. corporations that could be treated as PFICs or become PFICs. The direct or indirect investment in PFICs could result in adverse tax consequences upon the disposition of, or the receipt of “excess distributions” with respect to, such equity investments. To the extent the portfolio (or an underlying fund) does invest in a PFIC, it may elect to treat the PFIC as a “qualified electing fund” or mark-to-market its investments in PFICs annually. In either case, the portfolio (or the underlying fund) may be required to distribute amounts in excess of realized income and gains. To the extent the portfolio (or an underlying fund) does invest in foreign securities that are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the portfolio’s shareholders. Therefore, the payment of this tax would reduce the portfolio’s economic return from its PFIC shares, and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.
The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the portfolio. No attempt is made to present a complete explanation of the federal tax treatment of the portfolio’s activities, and this discussion must be read in conjunction with the discussion in the prospectuses and/or statements of additional information for the applicable insurance and annuity contracts. It is not intended as a substitute for careful tax planning, and does not discuss the taxation of insurance companies or the taxation of holders of variable contracts. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the insurance and annuity contracts and the holders thereof.

Charles Schwab Investment Management, Inc.
The Charles Schwab Family of Funds
Schwab Investments
Schwab Capital Trust
Schwab Annuity Portfolios
Laudus Trust
Schwab Strategic Trust

PROXY VOTING POLICY AND PROCEDURES
AS OF MARCH, 2016

I.	INTRODUCTION
Charles Schwab Investment Management, Inc. (“CSIM”), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies and other clients for which it provides discretionary investment management services. CSIM’s Proxy Committee exercises and documents CSIM’s responsibility with regard to voting of client proxies (the “Proxy Committee”). The Proxy Committee is composed of representatives of CSIM’s Fund Administration, Portfolio Management, and Legal Departments, and chaired by CSIM’s Chief Investment Officer, Equities or his/her delegate. The Proxy Committee reviews and may amend periodically these policies. The policies stated in these Proxy Voting Policy and Procedures (the “Proxy Policies”) pertain to all of CSIM’s clients.
The Boards of Trustees (the “Board”) of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (“Schwab Funds”), Laudus Trust (“Laudus Funds”) and Schwab Strategic Trust (“Schwab ETFs”; collectively with the Schwab Funds and Laudus Funds, the “Funds”) have delegated the responsibility for voting proxies to CSIM through their respective investment advisory agreements. The Board has adopted these Proxy Policies with respect to proxies voted on behalf of the various series of the Schwab Funds, Laudus Funds, and Schwab ETFs. CSIM will present amendments to the Board for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend these Proxy Policies between regular Schwab Funds, Laudus Funds and Schwab ETFs Board meetings. In such cases, the Board will be asked to ratify any changes at the next regular meeting of the Board.
To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Glass Lewis & Co. (“Glass Lewis”) as an expert in the proxy voting and corporate governance area. The services provided by Glass Lewis include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping. CSIM may also retain additional experts in the proxy voting and corporate governance area.
The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares to seek to maximize the value of that particular holding.
II.	PHILOSOPHY
CSIM believes that its role as a fiduciary is of utmost importance. In voting proxy ballots, CSIM’s ultimate objective is to maximize the value of our clients’ investments by protecting the long-term best interests of shareholders. CSIM believes that directors, as shareholders’ elected representatives, are best positioned to oversee the management of companies in which CSIM’s clients invest, thereby promoting and protecting its clients’ long-term interests. Therefore, CSIM will generally support a board of directors’ recommendations unless concerns arise, such as the board’s performance, accountability or management of conflicts of interests.

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CSIM invests on behalf of its clients in companies domiciled all over the world. Since corporate governance standards and best practices differ by country and jurisdiction, the market context is taken into account in the analysis of proposals. Furthermore, there are instances where CSIM may determine that voting is not in the best interests of its clients (typically due to costs or to trading restrictions) and will refrain from submitting votes.
III.	PROXY VOTING GUIDELINES
The Proxy Committee receives and reviews Glass Lewis’ written proxy voting policies and procedures (“Glass Lewis’ Proxy Policies”). Positions on proposals are evaluated by the Proxy Committee in the long-term best interests of shareholders. Below is a description of CSIM’s guidelines on key proposals for votes on U.S. and Canadian companies. In other circumstances, CSIM generally will utilize the Glass Lewis’ Proxy Policies (which are posted on the Funds’ website).
A.	DIRECTORS AND AUDITORS
i.	Directors
As a starting point, CSIM expects the board to be composed of a majority of independent directors and to be responsive to shareholders. CSIM also expects directors that serve on a company’s nominating, compensation or audit committee to be independent.
Factors that may result in a vote against one or more directors:
•   The board is not majority independent
•   Non-independent directors serve on the nominating, compensation or audit committees
•   Director recently failed to attend at least 75% of meetings or serves on an excessive number of publically traded company boards
•   Directors approved executive compensation schemes that appear misaligned with shareholders’ interests
•   Director recently acted in a manner inconsistent with these Proxy Policies or failed to be responsive to concerns of a majority of shareholders
ii.	Auditors
CSIM typically supports the ratification of auditors unless CSIM believes that the auditors’ independence may have been compromised.
Factors that may result in a vote against the ratification of auditors:
•   Audit-related fees are less than half of the total fees paid by the company to the audit firm
•  A recent material restatement of annual financial statements
B.	BOARD MATTERS
i.	Classified Boards
CSIM generally defers to management’s recommendation for classified board proposals unless CSIM has particular concerns regarding the board’s accountability or responsiveness to shareholders.
Factors that may result in a vote supporting a shareholder proposal to de-classify a board:
•   The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings
•   The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting

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•   The company had material financial statement restatements
•   The company’s board adopted a shareholder rights plan (also known as a “Poison Pill”) during the past year and did not submit it to shareholders for approval
ii.	Majority Voting
CSIM generally supports majority voting proposals when they call for plurality voting standards in contested elections.
iii.	Cumulative Voting
CSIM typically supports the concept of voting rights being proportional to shareholders’ economic stake in the company. Therefore, CSIM will generally not support cumulative voting proposals unless the company has a controlling shareholder or shareholder group and has plurality voting standards.
iv.	Proxy Access
CSIM typically does not support proxy access proposals unless CSIM has particular concerns regarding the board’s accountability or responsiveness to shareholders.
Factors that may result in a vote supporting proxy access:
•   The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings
•   The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting
•   The company had material financial statement restatements
•   The company’s board adopted a Poison Pill during the past year and did not submit it to shareholders for approval
v.	Independent Chair
CSIM believes that the board is typically best positioned to determine its leadership structure. Therefore, CSIM will typically not support proposals requiring an independent chair unless CSIM has concerns regarding the board’s accountability or responsiveness to shareholders.
Factors that may result in a vote supporting a shareholder proposal requiring an independent chair:
•   The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings
•   The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting
•   The company had material financial statement restatements
•   The company’s board adopted a Poison Pill during the past year and did not submit it to shareholders for approval
C.	COMPENSATION
i.	Advisory Vote on Executive Compensation and Frequency
CSIM generally supports advisory votes on executive compensation (also known as “Say-On-Pay”) when the compensation scheme appears aligned with shareholder economic interests and lacks problematic features.
Factors that may result in a vote against Say-On-Pay:

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•   Executive compensation is out of line with industry peers considering the company’s performance over time
•   Executive compensation plan includes significant guaranteed bonuses or has a low amount of compensation at risk
•   Executive compensation plan offers excessive perquisites, tax-gross up provisions, or golden parachutes
CSIM typically supports annual advisory votes on executive compensation.
ii.	Equity Compensation Plans
CSIM generally supports stock-based compensation plans when they do not overly dilute shareholders by providing participants with excessive awards and lack problematic features.
Factors that may result in a vote against Equity Compensation Plans:
•   Plan’s total potential dilution appears excessive
•   Plan’s burn rate appears excessive compared to industry peers
•   Plan allows for the re-pricing of options without shareholder approval
•   Plan has an evergreen feature
iii.	Employee Stock Purchase Plans
CSIM supports the concept of broad employee participation in a company’s equity. Therefore, CSIM typically supports employee stock purchase plans when the shares can be purchased at 85% or more of the shares’ market value.
iv.	Re-price/Exchange Option Plans
CSIM generally only supports management’s proposals to re-price options when the plan excludes senior management and directors, does not excessively dilute shareholders, and the company has not significantly underperformed its industry peers over time.
D.	ANTI-TAKEOVER
i.	Shareholder Rights Plans (“Poison Pills”)
Poison Pills constrain a potential acquirer’s ability to buy shares in a company above a certain threshold without the approval of the company’s board of directors. While a Poison Pill may help a company in achieving a higher bid, it may also entrench the incumbent management and board. CSIM believes that shareholders should have the right to approve a Poison Pill within a year of its adoption. CSIM generally votes against Poison Pills that do not have safeguards to protect shareholder interests.
Factors that may result in a vote against Poison Pills:
•   Plan does not expire in a relatively short time horizon
•   Plan does not have a well-crafted permitted bid or qualified offer feature that mandates shareholder votes in certain situations
•   Plan automatically renews without shareholder approval
•   Company’s corporate governance profile
ii.	Right to Call Special Meeting
CSIM generally votes against the right of shareholders to call a special meeting unless the threshold to call a special meeting is 25% or more of shares outstanding to avoid wasting corporate resources.

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iii.	Right to Act by Written Consent
CSIM generally votes against the right of shareholders to act by written consent if the company already offers shareholders the right the call special meetings. CSIM expects appropriate mechanisms for implementation, including that the threshold to call a special meeting is 25% or more of shares outstanding.
iv.	Supermajority Voting
CSIM generally supports the concept of simple majority standards to pass proposals.
E.	CAPITAL STRUCTURE, MERGERS AND ACQUISITIONS
i.	Increase in Authorized Common Shares
CSIM typically supports proposals to increase the authorized shares unless the company does not sufficiently justify the need for the use of the proposed shares.
ii.	Preferred Shares
CSIM generally supports proposals to create a class of preferred shares with specific voting, dividend, conversion and other rights.
iii.	Mergers and Acquisitions
CSIM generally supports transactions that appear to maximize shareholder value. In assessing the proposals, CSIM considers the proposed transaction’s strategic rationale, the offer premium, the board’s oversight of the sales process, and other pertinent factors.
F.	ENVIRONMENTAL AND SOCIAL PROPOSALS
Environmental and Social shareholder proposals typically request companies to change their business practices or to enhance their disclosures. CSIM believes that in most instances, the board is best positioned to evaluate the impact of these proposals on the company’s business. Therefore, CSIM generally defers to the board’s recommendation unless the proposal has successfully articulated a demonstrable tangible economic impact on shareholder value.
i.	Political Contribution Proposals
CSIM expects the board of directors to have an oversight process for political contributions and lobbying proposals. CSIM generally votes against political contribution shareholder proposals unless there is no evidence of board oversight.
IV.	ADMINISTRATION
A.	CONFLICTS OF INTERESTS
With respect to proxies of an underlying affiliated Fund, the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of such Fund (i.e., “echo vote”), unless otherwise required by law. When required by law or applicable exemptive order, the Proxy Committee will also “echo vote” proxies of an unaffiliated mutual fund or exchange traded fund (“ETF”). For example, certain exemptive orders issued to the Funds by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the Funds, under certain circumstances, to “echo vote” proxies of registered investment companies that serve as underlying investments of the Funds.

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In addition, with respect to holdings of The Charles Schwab Corporation (“CSC”) (ticker symbol: SCHW), the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of CSC (i.e., “echo vote”), unless otherwise required by law.
Other than proxies that will be “echo voted”, proxy issues that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM’s clients will be delegated to Glass Lewis to be voted in accordance with CSIM’s Proxy Voting Guidelines.
B.	FOREIGN SECURITIES/SHAREBLOCKING
CSIM has arrangements with Glass Lewis for the execution of proxy votes. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:
•   proxy statements and ballots written in a foreign language;
•   untimely and/or inadequate notice of shareholder meetings;
•   restrictions of foreigner’s ability to exercise votes;
•   requirements to vote proxies in person;
•   requirements to provide local agents with power of attorney to facilitate CSIM’s voting instructions.
In consideration of the foregoing issues, Glass Lewis uses its best efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote. In addition, certain foreign countries impose restrictions on the sale of securities for a period of time before and/or after the shareholder meeting. To avoid these trading restrictions, the Proxy Committee instructs Glass Lewis not to vote such foreign proxies.
C.	SECURITIES LENDING
Certain of the Funds enter into securities lending arrangements with lending agents to generate additional revenue for their portfolios. In securities lending arrangements, any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the lender retains the right to recall a security and may then exercise the security’s voting rights. In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date. CSIM will use its best efforts to recall a Fund’s securities on loan and vote such securities’ proxies if (a) the proxy relates to a special meeting of shareholders of the issuer (as opposed to the issuer's annual meeting of shareholders), or (b) the Fund owns more than 5% of the outstanding shares of the issuer. Further, it is CSIM's policy to use its best efforts to recall securities on loan and vote such securities’ proxies if CSIM determines that the proxies involve a material event affecting the loaned securities. CSIM may utilize third-party service providers to assist it in identifying and evaluating whether an event is material. CSIM may also recall securities on loan and vote such securities’ proxies in its discretion.
D.	SUB-ADVISORY RELATIONSHIPS
Where CSIM has delegated day-to-day investment management responsibilities to an investment sub-adviser, CSIM may (but generally does not) delegate proxy voting responsibility to such investment sub-adviser. Each sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to

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delegating the proxy voting responsibility, CSIM will review each sub-adviser’s proxy voting policy to determine whether it believes that each sub-adviser’s proxy voting policy is generally consistent with the maximization of the value of CSIM’s clients’ investments by protecting the long-term best interest of shareholders.
E.	REPORTING AND RECORD RETENTION
CSIM will maintain, or cause Glass Lewis to maintain, records that identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients’ proxy voting records and procedures.
CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.

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Statement Of Additional Information
Schwab Annuity Portfolios
Schwab VIT Balanced PortfolioTM	SWB1Z
Schwab VIT Balanced with Growth PortfolioTM	SWC1Z
Schwab VIT Growth PortfolioTM	SWG1Z
April 14, 2016
The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the portfolios’ prospectus dated April 14, 2016 (as amended from time to time).
The portfolios’ audited financial statements and the report of the independent registered public accounting firm thereon from the portfolios’ annual report for the fiscal year ended December 31, 2015, are incorporated by reference into this SAI.
For a free copy of any of these documents or to request other information or ask questions about the portfolios, call Schwab Insurance Services at Charles Schwab & Co., Inc. at 1-888-311-4887 or contact Schwab Funds® at 1-800-435-4000. In addition, you may visit the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus for a free copy of a prospectus, SAI or an annual or semi-annual report.
Each portfolio is a series of Schwab Annuity Portfolios (the Trust). The portfolios are part of the Schwab complex of funds (Schwab Funds).
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INVESTMENT OBJECTIVES
Schwab VIT Balanced Portfolio seeks long-term capital appreciation and income.
Schwab VIT Balanced with Growth Portfolio seeks long-term capital appreciation and income.
Schwab VIT Growth Portfolio seeks long-term capital appreciation.
Each portfolio’s investment objective is not fundamental and therefore may be changed by the portfolio’s Board of Trustees without shareholder approval.
There is no guarantee the portfolios will achieve their investment objectives.
Investment Strategies
To pursue their goals, the Schwab VIT Balanced Portfolio, the Schwab VIT Balanced with Growth Portfolio and the Schwab VIT Growth Portfolio (each a “portfolio” and, collectively, the “portfolios”) aim to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities and money market investments, as well as diversification across a range of sub-asset classes within major asset classes. The portfolios gain exposure to these asset classes by primarily investing in affiliated exchange traded funds (ETFs), the Schwab ETFs, and unaffiliated third party ETFs. The portfolios may also invest in affiliated Schwab Funds and Laudus Funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolios will generally invest in a Schwab ETF that, in the investment adviser’s opinion, corresponds to a sub-asset class and is competitive with unaffiliated third party ETFs.
The Schwab VIT Balanced Portfolio and the Schwab VIT Balanced with Growth Portfolio normally will invest, including their investments in the underlying funds, at least 25% of their assets in equity securities and at least 25% of their assets in fixed income securities, which may include bonds, cash equivalents, money market funds and money market investments.
The portfolios intend to invest in a combination of underlying funds; however, the portfolios may invest directly in securities represented in the major asset classes noted above. Each portfolio may invest on a limited basis in derivatives.
Investments, Securities And Risks
The different types of investments that the portfolios or their underlying funds may invest in, the investment techniques they may use and the risks normally associated with these investments are discussed below. The following investment strategies, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of a portfolio’s acquisition of such security or asset unless otherwise noted. Thus, any subsequent change in values, net assets or other circumstances does not require a portfolio to sell an investment if it could not then make the same investment. Not all investment securities or techniques discussed below are eligible investments for each portfolio.
Asset-Backed Securities are securities that are backed by the loans or accounts receivable of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment may depend largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.
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Sometimes the credit quality of these securities is limited to the support provided by the underlying assets, but in other cases additional credit support also may be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.
Bond Funds typically seek high current income by investing primarily in debt securities, including U.S. government securities, corporate bonds, stripped securities and mortgage- and asset-backed securities. Other investments may include some illiquid and restricted securities. Bond funds typically may enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures contracts. Bond funds are subject to interest rate and income risks as well as credit and prepayment risks. When interest rates fall, the price of debt securities generally rise, which may affect the values of bond funds and their yields. For example, when interest rates fall, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. A bond fund holding these securities would be forced to invest the principal received from the issuer in lower yielding debt securities. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This risk is known as extension risk and may affect the value of a bond fund if the value of its securities are depreciated as a result of the higher market interest rates. In addition, when interest rates rise, bond prices fall as a general rule. This means that the value of an investor’s shares in a bond fund could decline in response to a rise in interest rates.
Bond funds also are subject to the risk that the issuers of the securities in their portfolios will not make timely interest and/or principal payments or fail to make them at all. For a more detailed discussion of the risks of bonds, please refer to “Debt Securities” later in the document.
Borrowing. A portfolio may borrow for temporary or emergency purposes; for example, a portfolio may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. A portfolio’s borrowings will be subject to interest costs. Borrowing can also involve leveraging when securities are purchased with the borrowed money. Leveraging creates interest expenses that can exceed the income from the assets purchased with the borrowed money. In addition, leveraging may magnify changes in the net asset value of a portfolio's shares and in its portfolio yield. A portfolio will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC). If assets used to secure a borrowing decrease in value, a portfolio may be required to pledge additional collateral to avoid liquidation of those assets. A portfolio may establish lines-of-credit (lines) with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by a portfolio within 60 days and is not extended or renewed. Each portfolio may use the lines to meet large or unexpected redemptions that would otherwise force the portfolio to liquidate securities under circumstances which are unfavorable to the portfolio's remaining shareholders. Each portfolio will pay fees to a bank if it uses its lines.
Build America Bonds are taxable municipal bonds with federal subsidies for a portion of the issuer’s borrowing costs. Build America Bonds were issued through the Build America Bond program, which was created as part of the American Recovery and Reinvestment Act of 2009 (the Act). The objective of the program was to reduce the borrowing costs of state and local governments. Because the Act was not extended beyond its expiration date on December 31, 2010, tax subsidies will not apply to Build America Bonds issued following such date (if any). However, Build America Bonds outstanding and issued before such date remain eligible for the federal interest rate subsidy, which continues for the life of the Build America Bonds.
If a portfolio or an underlying fund holds Build America Bonds, a portfolio or an underlying fund may be eligible to receive a federal income tax credit; however, the issuer of a Build America Bond may instead elect to receive a cash payment directly from the federal government in lieu of holders such as a portfolio or an underlying fund receiving a
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tax credit. The interest on Build America Bonds is taxable for federal income tax purposes and will be distributed to shareholders as taxable ordinary income. For any tax credit Build America Bond held by a portfolio or an underlying fund, a portfolio or an underlying fund may elect to pass through to its shareholders any tax credits from those bonds that otherwise would be allowed to a portfolio or an underlying fund. These tax credits can generally be used to offset U.S. federal income taxes and the federal alternative minimum tax, but such credits are generally not refundable. Any unused credits may be carried forward to succeeding taxable years.
Concentration means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry’s securities. Each portfolio will not concentrate its investments in a particular industry or group of industries, unless its underlying funds’ investments are so concentrated.
Credit and Liquidity Supports or Enhancements may be employed by issuers, portfolios or underlying funds to reduce the credit risk of their securities. Credit supports include letters of credit, insurance, total return and credit swap agreements and guarantees provided by foreign and domestic financial institutions. Liquidity supports include puts, demand features and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. The investment adviser may rely on its evaluation of the credit and liquidity support provider in determining whether to purchase or hold a security enhanced by such a support. Changes in the credit quality of a support provider could cause losses to a portfolio or an underlying fund.
Debt Securities are obligations issued by domestic and foreign entities, including governments and corporations, to raise money. They are basically “IOUs,” but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed-, variable- or floating-rate of interest on the amount of money borrowed (the principal) until it is paid back upon maturity.
Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Conversely, when interest rates rise, the prices of debt securities generally fall. Certain debt securities have call features that allow issuers to redeem their outstanding debts prior to final maturity. Depending on the call feature, an issuer may pre-pay its outstanding debts and issue new ones paying lower interest rates.
This is more likely to occur in a falling interest rate environment. In a rising interest rate environment, prepayment on outstanding debt securities is less likely to occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest. If an issuer redeems its debt securities prior to final maturity, a fund may have to replace those securities with lower yielding securities, which could result in a lower return.
A change in the Federal Reserve's monetary policy (or that of other central banks) or improving economic conditions, among other things, may lead to an increase in interest rates, which could significantly impact the value of debt securities in which a portfolio invests. Some debt securities are more sensitive to interest rate changes than others and may experience an immediate and considerable reduction in value if interest rates rise. Longer duration securities tend to be more volatile than shorter duration securities. As the values of debt securities in a portfolio’s portfolio adjust to a rise in interest rates, a portfolio’s share price may fall. In the event that a portfolio holds a large portion of its portfolio in longer duration securities when interest rates increase, the share price of the portfolio may fall significantly.
Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Corporate debt securities (bonds) tend to have higher credit risk generally than U.S. government debt securities. Debt securities also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk). Investment-grade debt securities are considered medium- and/or high-quality securities, although some still possess varying degrees of speculative characteristics and risks. Debt securities rated below investment-grade are riskier, but may offer higher yields. These securities are sometimes referred to as high yield securities or “junk bonds.”
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Corporate bonds are debt securities issued by corporations. Although a higher return is expected from corporate bonds, these securities, while subject to the same general risks as U.S. government securities, are subject to greater credit risk than U.S. government securities. Their prices may be affected by the perceived credit quality of their issuer.
See Appendix–Ratings of Investment Securities for a full description of the various ratings assigned to debt securities by various nationally recognized statistical rating organizations (NRSROs).
Delayed-Delivery Transactions include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a portfolio or underlying fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a portfolio or underlying fund until the security is delivered. A portfolio or underlying fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a portfolio or underlying fund sells a security on a delayed-delivery basis, the portfolio or underlying fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a portfolio or underlying fund could suffer losses.
Depositary Receipts include American Depositary Receipts (ADRs) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), and are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.
Investments in the securities of foreign issuers may subject the portfolios or underlying funds to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Please see “Foreign Securities” in this section for more detail.
Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.
Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree
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to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.
Derivative Instruments are commonly defined to include securities or contracts whose values depend on (or “derive” from) the value of one or more other assets such as securities, currencies, or commodities. These “other assets” are commonly referred to as “underlying assets.”
A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example, forward-based derivatives include forward contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and applying these structures to a wide range of underlying assets.
Risk management strategies include investment techniques designed to facilitate the sale of portfolio securities, manage the average duration of the portfolio or create or alter exposure to certain asset classes, such as equity, other debt or foreign securities.
In addition to the derivative instruments and strategies described in this SAI, the investment adviser expects to discover additional derivative instruments and other investment, hedging or risk management techniques. The investment adviser may utilize these new derivative instruments and techniques to the extent that they are consistent with a portfolio’s or underlying portfolio’s investment objective and permitted by a portfolio’s or underlying portfolio’s investment limitations, operating policies, and applicable regulatory authorities.
The Commodity Futures Trading Commission (CFTC) regulates the trading of commodity interests, including certain futures contracts, options, and swaps in which a portfolio may invest. A portfolio that invests in commodity interests is subject to certain CFTC regulatory requirements if it is considered a “commodity pool.” The Trust, on behalf of each portfolio, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” (CPO) under the Commodity Exchange Act, as amended (CEA), with respect to each portfolio’s operation. Therefore, each portfolio and its investment adviser are not subject to regulation as a CPO under the CEA. If a portfolio were no longer able to claim the exclusion, the portfolio’s investment adviser may be required to register as a CPO and the portfolio and its investment adviser would be subject to regulation as a CPO under the CEA. If a portfolio or its investment adviser is subject to CFTC regulation, it may incur additional expenses and/or may choose to make changes to its investment strategies.
Futures Contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. To the extent allowed by applicable securities laws, a portfolio or underlying fund may purchase and sell futures contracts based on securities, securities indices and foreign currencies, interest rates, or any other futures contracts traded on U.S. exchanges or boards of trade that the CFTC licenses and regulates on foreign exchanges. Although positions are usually marked to market on a daily basis with an intermediary (executing broker), there remains a credit risk with the futures exchange.
Each portfolio and underlying fund must maintain a small portion of its assets in cash to process shareholder transactions and to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its performance, a portfolio or underlying fund may purchase futures contracts. Such transactions allow a portfolio's or underlying fund’s cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. A portfolio or underlying fund may purchase or sell futures contracts on a specified foreign currency to “fix” the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell. A portfolio or underlying fund may enter into a futures contract for other reasons as well.
When buying or selling futures contracts, a portfolio or underlying fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as “initial margin” and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the
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broker, known as “variation margin” may be made daily, if necessary, as the value of the futures contracts fluctuate. This process is known as “marking-to-market.” The margin amount will be returned to the portfolio or underlying fund upon termination of the futures contracts assuming all contractual obligations are satisfied. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, a portfolio will earmark or segregate assets for any outstanding futures contracts as may be required under the federal securities laws. Underlying funds may have the same or different arrangements.
While a portfolio or underlying fund may purchase and sell futures contracts in order to simulate full investment in their respective indices, there are risks associated with these transactions. Adverse market movements could cause a portfolio or underlying fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if a portfolio or underlying fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, a portfolio or an underlying fund incurs transaction costs (i.e. brokerage fees) when engaging in futures trading. To the extent a portfolio or underlying fund also invests in futures in order to simulate full investment, these same risks apply.
When interest rates are rising or securities prices are falling, a portfolio or underlying fund may seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When interest rates are falling or prices are rising, a portfolio or underlying fund may attempt, through the purchase of futures contracts, to secure better rates or prices than might later be available in the market when they affect anticipated purchases. Similarly, a portfolio or underlying fund may sell futures contracts on a specified currency to protect against a decline in the value of that currency and their portfolio securities that are denominated in that currency. A portfolio or underlying fund may purchase futures contracts on a foreign currency to fix the price in U.S dollars of a security denominated in that currency that a portfolio or underlying fund has acquired or expects to acquire.
Futures contracts may require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time a portfolio or underlying fund seeks to close out a futures position. If a portfolio or an underlying fund is unable to close out its position and prices move adversely, the portfolio or underlying fund would have to continue to make daily cash payments to maintain its margin requirements. If a portfolio or an underlying fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, a portfolio or an underlying fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. A portfolio or an underlying fund seeks to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.
With respect to futures contracts that are not legally required to “cash settle,” a portfolio or an underlying fund may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contracts. With respect to futures contracts that are required to “cash settle,” however, a portfolio or an underlying fund is permitted to set aside or earmark liquid assets in an amount equal to the portfolio’s or underlying fund’s daily marked to market (net) obligation, if any, (in other words, the portfolio’s or underlying fund’s daily net liability, if any) rather than the market value of the futures contracts. By setting aside assets or earmarking equal to only its net obligation under cash-settled futures, a portfolio or an underlying fund will have the ability to employ leverage to a greater extent than if the portfolio or an underlying fund were required to set aside or earmark assets equal to the full market value of the futures contract.
Options Contracts generally provide the right to buy or sell a security, commodity, futures contract or foreign currency in exchange for an agreed upon price. If the right is not exercised after a specified period, the option expires and the option buyer forfeits the money paid to the option seller.
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A call option gives the buyer the right to buy a specified number of shares of a security at a fixed price on or before a specified date in the future. For this right, the call option buyer pays the call option seller, commonly called the call option writer, a fee called a premium. Call option buyers are usually anticipating that the price of the underlying security will rise above the price fixed with the call writer, thereby allowing them to profit. If the price of the underlying security does not rise, the call option buyer’s losses are limited to the premium paid to the call option writer. For call option writers, a rise in the price of the underlying security will be offset, in part, by the premium received from the call option buyer. If the call option writer does not own the underlying security, however, the losses that may ensue if the price rises could be potentially unlimited. If the call option writer owns the underlying security or commodity, this is called writing a covered call. All call and put options written by a portfolio or an underlying fund will be covered, which means that the portfolio or underlying fund will own the securities subject to the option so long as the option is outstanding or will earmark or segregate assets for any outstanding option contracts.
A put option is the opposite of a call option. It gives the buyer the right to sell a specified number of shares of a security at a fixed price on or before a specified date in the future. Put option buyers are usually anticipating a decline in the price of the underlying security, and wish to offset those losses when selling the security at a later date. All put options a portfolio or an underlying fund writes will be covered, which means that a portfolio or an underlying fund will earmark or segregate cash, U.S. government securities or other liquid securities with a value at least equal to the exercise price of the put option, or will otherwise “cover” its position as required by the Investment Company Act of 1940, as amended (the 1940 Act) (e.g., the portfolio will hold a put option on the same underlying security with the same or higher strike price).. The purpose of writing such options is to generate additional income for a portfolio or an underlying fund. However, in return for the option premium, a portfolio accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities’ market value at the time of purchase.
A portfolio or an underlying fund may purchase and write put and call options on any securities in which it may invest or any securities index or basket of securities based on securities in which it may invest. In addition, a portfolio or underlying fund may purchase and sell foreign currency options and foreign currency futures contracts and related options. A portfolio or an underlying fund may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Like futures contracts, option contracts are rarely exercised. Option buyers usually sell the option before it expires. Option writers may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as “closing purchase transactions.” A portfolio or an underlying fund may enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased or written.
An exchange-traded currency option position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although a portfolio or an underlying fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. If a portfolio or an underlying fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to sell the underlying securities or dispose of assets earmarked or held in a segregated account until the options expire or are exercised. Similarly, if a portfolio or an underlying fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.
Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) an exchange may impose restrictions on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation (the OCC) may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
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The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, a portfolio or an underlying fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula the staff of the SEC approves.
Options trading involves additional risks because of the low margin deposits required and the extremely high degree of leverage that options trading may involve. There may be imperfect correlation between the change in market value of the securities held by a portfolio or an underlying fund and the prices of the options, possible lack of a liquid secondary market, and the resulting inability to close such positions prior to their maturity dates.
A portfolio or an underlying fund may write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of a portfolio or an underlying fund, does not exceed 5% of its net assets.
Puts are agreements that allow the buyer of the put to sell a security at a specified price and time to the seller or “put provider.” When a portfolio or an underlying fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. If a put provider fails to honor its commitment upon a portfolio’s or an underlying fund’s attempt to exercise the put, a portfolio or an underlying fund may have to treat the security’s final maturity as its effective maturity. If that occurs, the security’s price may be negatively impacted, and its sensitivity to interest rate changes may be increased, possibly contributing to increased share price volatility for a portfolio or an underlying fund. This also could lengthen a portfolio’s or an underlying fund’s overall average effective maturity. Standby commitments are types of puts.
Diversification involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each portfolio is a series of an open-end investment management company. Each portfolio is a diversified mutual fund.
Emerging or Developing Markets exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.
A portfolio’s or an underlying fund’s investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war), which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.
In addition to the risks of investing in emerging market country debt securities, a portfolio’s or an underlying fund’s investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A portfolio or an underlying fund may have limited recourse in the event of default on such debt instruments.
Equity Securities represent ownership interests in a company, and are commonly called “stocks.” Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a
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company’s financial condition, market conditions and political, economic or even company-specific news. When a stock’s price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.
Types of equity securities include common stocks, preferred stocks, convertible securities, rights and warrants, depositary receipts, ADRs, EDRs, interests in real estate investment trusts (and business development companies.) For more information on real estate investment trusts (REITs), see the section titled “Real Estate Investment Trusts”, for more information on depositary receipts, see the section titled “Depositary Receipts,” and for more information on business development companies, see the section titled “Business Development Companies”).
Common stocks, which are probably the most recognized type of equity security, represent an equity or ownership interest in an issuer and usually entitle the owner to voting rights in the election of the corporation’s directors and any other matters submitted to the corporation’s shareholders for voting, as well as to receive dividends on such stock. The market value of common stock can fluctuate widely, as it reflects increases and decreases in an issuer’s earnings. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners, other debt holders and owners of preferred stock take precedence over the claims of common stock owners. Common stocks are typically categorized by their market capitalization as large-, mid- or small-cap.
Preferred stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, though they may carry limited voting rights. Preferred stocks normally have preference over the corporation’s assets and earnings, however. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, a portfolio or an underlying fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. Preferred stock is subject to many of the same risks as common stock and debt securities.
Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer’s common stock) at a specified price or ratio. A convertible security generally entitles the holder to receive interest paid or accrued on bonds or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. The convertible structure allows the holder of the convertible bond to participate in share price movements in the company’s common stock. The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value and the option to convert to common stocks becomes more valuable.
Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. Convertible securities are also rated below investment grade (high yield) or are not rated, and are subject to credit risk.
Prior to conversion, convertible securities have characteristics and risks similar to nonconvertible debt and equity securities. In addition, convertible securities are often concentrated in economic sectors, which, like the stock market in general, may experience unpredictable declines in value, as well as periods of poor performance, which may last for several years. There may be a small trading market for a particular convertible security at any given time, which may adversely impact market price and a portfolio’s or an underlying fund’s ability to liquidate a particular security or respond to an economic event, including deterioration of an issuer’s creditworthiness.
Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a conversion feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer’s common stock, but typically are more sensitive
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to interest rate changes than the underlying common stock. In the event of a company’s liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.
Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer’s convertible securities will tend not to fall as much because the convertible security’s income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because its conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.
Initial Public Offering. A portfolio or an underlying fund may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPOs), and may at times dispose of those shares shortly after their acquisition. A portfolio’s or underlying fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.
Master Limited Partnerships (MLPs). MLPs are limited partnerships in which the common units are publicly traded. MLP common units are freely traded on a securities exchange or in the over-the-counter market and are generally registered with the SEC. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. MLPs generally have two classes of owners, the general partner and limited partners. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role, if any, in the partnership’s operations and management.
MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions”). Common and general partner interests also accrue arrearages in distributions to the extent the minimum quarterly distribution is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the minimum quarterly distribution; however, subordinated units do not accrue arrearages.
Distributable cash in excess of the minimum quarterly distribution paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions are intended to encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.
General partner interests of MLPs are typically retained by an MLP’s original sponsors, such as its founders, corporate partners, entities that sell assets to the MLP and investors such as the portfolios or their underlying funds. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder’s investment in the general partner interest. General partner interests often confer direct board participation rights and in many cases, operating control, over the MLP.
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These interests themselves are not publicly traded, although they may be owned by publicly traded entities. General partner interests receive cash distributions, typically 2% of the MLP’s aggregate cash distributions, which are contractually defined in the partnership agreement. In addition, holders of general partner interests typically hold incentive distribution rights, which provide them with a larger share of the aggregate MLP cash distributions as the distributions to limited partner unit holders are increased to prescribed levels. General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.
Real Estate Investment Trusts (REITs) are pooled investment vehicles, which invest primarily in income producing real estate or real estate related loans or interests and, in some cases, manage real estate. REITs are sometimes referred to as equity REITs, mortgage REITs or hybrid REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties and, in some cases, from the management of real estate. Equity REITs also offer the potential for growth as a result of property appreciation and from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long-term loans, and derive income for the collection of interest payments. Hybrid REITs may combine the features of equity REITs and mortgage REITs. REITs are generally organized as corporations or business trusts, but are not taxed as a corporation if they meet certain requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (Internal Revenue Code). To qualify, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including other REITs), cash and government securities, distribute at least 90% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.
Like any investment in real estate, a REIT’s performance depends on many factors, such as its ability to find tenants for its properties, to renew leases, and to finance property purchases and renovations. In general, REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent a REIT concentrates its investment in certain regions or property types. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Ultimately, a REIT’s performance depends on the types of properties it owns and how well the REIT manages its properties. Additionally, declines in the market value of a REIT may reflect not only depressed real estate prices, but may also reflect the degree of leverage utilized by the REIT.
In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and difficult to obtain. During periods of declining interest rates, certain mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and equity REITs may be affected by the ability of tenants to pay rent.
Like small-cap stocks in general, certain REITs have relatively small market capitalizations and their securities can be more volatile than-and at times will perform differently from-large-cap stocks. In addition, because small-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuations than the stocks of larger companies. Further, REITs are dependent upon specialized management skills, have limited diversification, and are therefore subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a portfolio, a shareholder will bear indirectly a proportionate share of the REIT’s expenses in addition to their proportionate share of a portfolio’s expenses. Finally, REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions from registration under the 1940 Act and CFTC regulations.
Rights and Warrants. Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices
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of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Business Development Companies (BDCs) are closed-end investment companies that have elected to be BDCs under the 1940 Act and are taxed as regulated investment companies (RICs) under the Internal Revenue Code. BDCs operate as venture capital companies and typically invest in, lend capital to, and provide significant managerial assistance to developing private companies or thinly-traded public companies. Under the 1940 Act, BDCs are required to invest at least 70% of their total assets primarily in securities of privately-held U.S. companies or thinly-traded U.S. public companies, cash, cash equivalents, U.S. government securities and high-quality debt investments that mature in one year or less. In addition, a BDC may only incur indebtedness in amounts such that the BDC’s coverage ratio of total assets to total senior securities equals at least 200% after such incurrence.
BDCs generally invest in debt securities that are not rated by a credit rating agency and are considered below investment grade quality (junk bonds). Little public information generally exists for the type of companies in which a BDC may invest and, therefore, there is a risk that investors may not be able to make a fully informed evaluation of the BDC and its portfolio of investments. In addition, investments made by BDCs are typically illiquid and are difficult to value for purposes of determining a BDC’s net asset value (for more information on BDCs, see the section titled “Securities of Other Investment Companies”).
Exchange-Traded Funds (ETFs). The portfolios intend to invest primarily in ETFs. ETFs are investment companies that typically are registered under the 1940 Act as open-end funds or unit investment trusts (UITs). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. Shares of an ETF may be bought and sold throughout the day at market prices, which may be higher or lower than the shares’ net asset value. An “index-based ETF” seeks to track the performance of an index holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a portfolio invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As with any exchange listed security, ETF shares purchased in the secondary market are subject to customary brokerage charges.
Pursuant to exemptive orders issued by the SEC to certain underlying ETFs and procedures approved by the portfolios’ Board of Trustees (the Board), each portfolio may invest in each such underlying ETF beyond the limits set forth in Section 12(d)(1)(A) of the 1940 Act but not to exceed 25% of the portfolio’s total assets, provided that the portfolio has described exchange-traded fund investments in its prospectus and otherwise complies with the conditions of the exemptive order and other applicable investment limitations.
Foreign Currency Transactions. A portfolio or an underlying fund may invest in foreign currency-denominated securities, may purchase and sell foreign currency options and foreign currency futures contracts and related options and may engage in foreign currency transactions on a spot (cash) basis at the rate prevailing in the currency exchange market at the time. A portfolio or an underlying fund may engage in these transactions to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A portfolio or an underlying fund may also use foreign currency options and futures to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
Buying and selling foreign currency options and foreign currency futures contracts and related options involves costs and may result in losses. The ability of a portfolio or an underlying fund to engage in these transactions may be limited by tax considerations. Although these techniques tend to minimize the risk of loss due to declines in the value of the hedged currency, they tend to limit any potential gain that might result from an increase in the value of such currency. Transactions in these contracts involve certain other risks. Unanticipated fluctuations in currency prices may result in a poorer overall performance for a portfolio or an underlying fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a portfolio’s or an underlyfund’s holdings of securities denominated in a particular currency and the currency transactions into which a portfolio or an underlying
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fund enters. Such imperfect correlation may cause a portfolio or an underlying fund to sustain losses, which will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss.
Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a portfolio or an underlying fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a portfolio or an underlying fund to benefit from favorable fluctuations in relevant foreign currencies.
A portfolio or an underlying fund may buy or sell foreign currency options and foreign currency futures contracts and related options under the same circumstances, and such use is subject to the same risks and costs, as those set forth in the section “Futures Contracts” with respect to the portfolio or an underlying fund’s use of forward foreign currency exchange contracts.
Foreign Securities involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. Foreign securities in which a portfolio or an underlying fund may invest include those issued by foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, the imposition of trade sanctions, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a portfolio or an underlying fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. Bankruptcy laws in some foreign countries are sometimes biased to the borrowers and against the creditors. These factors and others may increase the risks with respect to the liquidity of a portfolio or an underlying fund, and its ability to meet a large number of shareholder redemption requests.
In addition, the portfolio or an underlying fund’s investments in foreign securities may be subject to economic sanctions or other government restrictions. These restrictions may negatively impact the value or liquidity of the portfolio or underlying fund’s investments, and could impair the portfolio or underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. For example, the portfolio or underlying fund may be prohibited from investing in securities issued by companies subject to such restrictions. In addition, these restrictions may require the portfolio or underlying fund to freeze its existing investments in certain foreign securities, which would prohibit the portfolio or underlying fund from buying, selling, receiving or delivering those securities or other financial instruments. As a result, such restrictions may limit the portfolio or underlying fund’s ability to meet a large number of shareholder redemption requests.
Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a portfolio or an underlying fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a portfolio or an underlying fund to miss attractive investment opportunities. Losses to a portfolio or an underlying fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a portfolio or underlying fund.
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Investments in the securities of foreign issuers may be made and held in foreign currencies. In addition, a portfolio or an underlying fund may hold cash in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause a portfolio or an underlying fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a portfolio.
During the recent global financial crisis, financial markets in Europe experienced significant volatility due, in part, to concerns about rising levels of government debt and the prevalence of increased budget deficits. As a result, many economies in the region suffered through prolonged economic downturns. Although some European economies have shown signs of recovery, any recovery may be slow as the region continues to face difficult challenges including high unemployment rates, significant levels of government debt, continuing trade deficits, significant austerity measures and lack of access to capital. Furthermore, due to the economic integration of the region, another economic downturn in one European country may have a negative impact on the economies of other European countries. As a portfolio may hold investments in issuers that are located in Europe or that depend on revenues generated from operations in Europe, any material negative developments in Europe could have a negative impact on the value and liquidity of these investments, which could harm the portfolio’s performance.
High Yield Securities, also called lower quality bonds (junk bonds), are frequently issued by companies without long track records of sales and earnings, or by those of questionable credit strength, and are more speculative and volatile (though typically higher yielding) than investment grade bonds. Adverse economic developments could disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly-leveraged issuers, to service their debt obligations or to repay their obligations upon maturity.
Also, the secondary market for high yield securities at times may not be as liquid as the secondary market for higher-quality debt securities. As a result, the investment adviser could find it difficult to sell these securities or experience difficulty in valuing certain high yield securities at certain times. Prices realized upon the sale of such lower rated securities, under these circumstances, may be less than the prices at which a portfolio or an underlying fund purchased them.
Thus, high yield securities are more likely to react to developments affecting interest rates and market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. When economic conditions appear to be deteriorating, medium- to lower-quality debt securities may decline in value more than higher-quality debt securities due to heightened concern over credit quality, regardless of prevailing interest rates. Prices for high yield securities also could be affected by legislative and regulatory developments. These laws could adversely affect a portfolio’s or an underlying fund’s net asset value and investment practices, the secondary market value for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.
Inflation-Protected Securities are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (CPI) accruals as part of a semiannual coupon.
Inflation-protected securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-protected bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury in the case of U.S. Treasury inflation-protected bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. A portfolio or an
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underlying fund may also invest in other inflation related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond to be repaid at maturity may be less than the original principal amount and, therefore, is subject to credit risk.
The value of inflation-protected bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-protected bonds is tied to the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers (CPI-U), published monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in principal for an inflation protected security resulting from inflation adjustments is considered by the IRS to be taxable income in the year it occurs. The underlying fund’s distributions to shareholders may include interest income and the income attributable to principal adjustments, both of which will be taxable to shareholders. The tax treatment of the income attributable to principal adjustments may result in the situation where the underlying fund needs to make its required annual distributions to shareholders in amounts that exceed the cash received. As a result, the underlying fund may need to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.
Interest Rates may rise and fall over time, and debt securities will experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. If interest rates move sharply higher in a manner not anticipated by a fund’s investment manager, the value of the fund’s debt securities could be adversely impacted and the fund could lose money. Interest rates in the United States and Other countries are near historically low levels. As a result, interest rates may be more likely to rise in the near future, especially if general economic conditions improve or in response to changes in a central bank’s monetary policy. The value of debt securities in a fund can be expected to vary inversely with changes in prevailing interest rates. In general, debt securities with longer maturities will tend to react to interest rate changes more severely than shorter-term debt securities, but will generally offer greater rates of interest.
During periods of rising interest rates, the average life of certain debt securities is extended because of slower than expected principal payments. This may lock in below-market interest rates and extend the duration of these debt securities, making them more sensitive to changes in interest rates. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates.
International Bonds are certain obligations or securities of foreign issuers, including Eurodollar Bonds, which are U.S. dollar-denominated bonds issued by foreign issuers payable in Eurodollars (U.S. dollars held in banks located outside the United States, primarily Europe), Yankee Bonds, which are U.S. dollar-denominated bonds issued in the U.S. by foreign banks and corporations, and EuroBonds, which are bonds denominated in U.S. dollars and usually issued by large underwriting groups composed of banks and issuing houses from many countries. Investments in securities issued by foreign issuers, including ADRs and securities purchased on foreign securities exchanges, may subject a portfolio or an underlying fund to additional investment risks, such as adverse political and economic
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developments, possible seizure, nationalization or expropriation of foreign investments, less stringent disclosure requirements, non-U.S. withholding taxes and the adoption of other foreign governmental restrictions.
Additional risks include less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and transaction costs may be higher. Foreign issuers of securities or obligations are often subject to accounting requirements and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.
Illiquid Securities generally are any securities that cannot be disposed of in the ordinary course of business within seven calendar days at approximately the amount at which a fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days that are not subject to a demand feature of seven days or less and certain restricted securities.
Indexing Strategies involve tracking the securities represented in, and, therefore, the performance of, an index. An underlying index fund normally will invest primarily in the securities of its index. Moreover, an underlying index fund generally seeks to invest so that its portfolio performs similarly to that of its index. An underlying index fund generally tries to match its holdings in a particular security to its weight in the index.
There can be no guarantee that the performance of an underlying fund will achieve a high degree of correlation with that of its index. A number of factors may affect the underlying fund’s ability to achieve a high correlation with its index, including the degree to which the underlying fund utilizes a sampling technique. The correlation between the performance of an underlying fund and its index may also diverge due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the underlying fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the underlying fund but not to the index.
Interfund Borrowing and Lending. The SEC has granted an exemption to the portfolios that permits each portfolio to borrow money from and/or lend money to other funds in the Fund Complex as defined under “Management of the Portfolios.” All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees.
Investments in Wholly-Owned Subsidiaries. An underlying fund may invest in a subsidiary that is expected to provide exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code and recent IRS revenue rulings, as discussed below under “Taxation.” The subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The underlying fund is the sole shareholder of the subsidiary, and it is not currently expected that shares of the subsidiary will be sold or offered to other investors.
The subsidiary invests primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the relevant underlying fund may enter into these commodity-linked derivative instruments directly, the underlying fund will likely gain exposure to these derivative instruments indirectly by investing in its subsidiary. The subsidiary will also invest in fixed income instruments, some of which are intended to serve as margin or collateral for the subsidiary’s derivatives position. To the extent an underlying fund invests in a subsidiary, the underlying fund may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in each portfolio’s prospectus and this SAI.
The subsidiary is not registered under the 1940 Act, and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or its subsidiary to operate as described in its registration statement and could adversely affect the underlying
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fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the subsidiary. If Cayman Islands law changes such that the subsidiary must pay Cayman Islands taxes, underlying fund shareholders would likely suffer decreased investment returns.
Maturity of Money Market Investments. The maturity of an underlying money market fund’s investments will generally be determined using the portfolio securities’ final maturity dates or a shorter period as permitted by Rules 2a-7.
Mid-Cap Stocks. Mid-Cap stocks include common stocks issued by operating companies with market capitalizations that place them between the upper and lower end of the stock market, as well as the stocks of companies that are determined to be mid-sized based on several factors, including the capitalization of the company and the amount of revenues. REITs and other real estate companies may be small- to medium-sized companies in relation to the equity markets as a whole. Historically, mid-cap stocks have been riskier than large-cap stocks. Mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. Stock prices of mid-sized companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. During a period when mid-cap stocks fall behind other types of investments–bonds or large-cap stocks, for instance–the fund’s mid-cap holdings could reduce performance.
Mid-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Mid-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively smaller management group. In addition, mid-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Mid-cap company stocks may pay low or no dividends. These factors and others may cause sharp changes in the value of a mid-cap company’s stock, and even cause some mid-cap companies to fail. While mid-cap stocks are generally considered to offer greater growth opportunities for investors than large-cap stocks, they involve greater risks and the share price of a fund that invests in mid-cap stocks may change sharply during the short term and long term
Money Market Funds typically seek current income by investing in money market securities. Certain money market funds seek a stable share price of $1.00, while others have a share price that fluctuates. Some money market securities may be illiquid or restricted securities or purchased on a delayed-delivery or when issued basis. Effective October 14, 2016, certain money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund's liquidity falls below required minimums. For a more detailed discussion of the risks of money market securities, please refer to “Money Market Securities” below.
Money Market Securities are high-quality, short term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, bankers’ acceptances, notes and time deposits. Certificates of deposit and time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. Bankers’ acceptances are credit instruments evidencing a bank’s obligation to pay a draft drawn on it by a customer.
These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. Commercial paper consists of short term, unsecured promissory notes issued to finance short term credit needs.
Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or sold separately; these puts, which are sometimes called demand features or guarantees, which are agreements that allow the buyer to sell a security at a specified price and time to the seller or “put provider.” When a portfolio or an underlying fund buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.
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A portfolio or an underlying fund may keep a portion of its assets in cash for business operations. A portfolio or an underlying fund may invest in money market securities to reduce the effect this otherwise uninvested cash would have on its performance. A portfolio or an underlying fund may also invest in money market securities to the extent it is consistent with its investment objective.
Bankers’ Acceptances or Notes are credit instruments evidencing a bank’s obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A portfolio will invest only in bankers’ acceptances of banks that have capital, surplus and undivided profits in the aggregate in excess of $100 million.
Certificates of Deposit or Time Deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A portfolio will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in the aggregate in excess of $100 million.
Commercial Paper consists of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.
Fixed Time Deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties, which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The portfolio will not invest in fixed time deposits, which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.
Promissory Notes are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.
Repurchase Agreements are instruments under which a buyer acquires ownership of certain securities (usually U.S. government securities) from a seller who agrees to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the buyer’s holding period. Any repurchase agreements a portfolio enters into will involve a portfolio as the buyer and banks or broker-dealers as sellers. The period of repurchase agreements is usually short-from overnight to one week, although the securities collateralizing a repurchase agreement may have longer maturity dates. Default by the seller might cause a portfolio to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. A portfolio also may incur disposition costs in liquidating the collateral. In the event of a bankruptcy or other default of a repurchase agreement’s seller, a portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. A portfolio will make payment under a repurchase agreement only upon physical delivery or evidence of book entry transfer of the collateral to the account of its custodian bank.
Mortgage-Backed Securities (MBS) represent an interest in an underlying pool of mortgages. Issuers of these securities include agencies and instrumentalities of the U.S. government, such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae), and private entities, such as banks. The income paid on mortgage-backed securities depends upon the income received from the underlying pool of mortgages.
Mortgage-backed securities include collateralized mortgage obligations, mortgage-backed bonds and stripped mortgage-backed securities. These securities are subject to interest rate risk, like other debt securities, in addition to prepayment and extension risk. Prepayments occur when the holder of an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their
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stated maturity indicates. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of mortgage-backed securities. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments adversely impact yields for mortgage-backed securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not be fully amortized at the time the obligation is repaid. The opposite is true for mortgage-backed securities purchased at a discount. The portfolios and their underlying funds may purchase mortgage-related securities at a premium or at a discount. When interest rates rise, extension risk increases and may affect the value of the portfolio or its underlying fund. Principal and interest payments on certain mortgage-related securities may be guaranteed by the government to the extent described under the “U.S. Government Securities” section below. Such guarantees do not extend to the value or yield of the mortgage-related securities themselves or of the portfolio’s shares.
Municipal Securities are debt securities issued by municipal issuers. Municipal issuers include states, counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. Municipal issuers may also include issuers located in U.S. territories, commonwealths and possessions if interest on securities issued by those issuers is not subject to federal or state income tax. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.
Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds (“industrial development bonds” under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities.
Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases. General obligation securities typically are secured by the issuer’s pledge of its full faith and credit and most often its taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.
In addition to bonds, municipalities issue short-term securities such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality’s issuance of a longer-term bond in the future. Revenue anticipation notes are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or Ginnie Mae at the end of the project construction period. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. A portfolio or underlying fund may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.
A portfolio or underlying fund also may invest in moral obligation securities, which are normally issued by special purpose public authorities. If the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.
The marketability, valuation or liquidity of municipal securities may be negatively affected in the event that states, localities or their authorities default on their debt obligations or other market events arise, which in turn may negatively affect fund performance, sometimes substantially. A credit rating downgrade relating to, default by, or
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insolvency or bankruptcy of, one or several municipal issuers of a particular state, territory, commonwealth, or possession could affect the market value or marketability of any one or all such states, territories, commonwealths, or possessions.
The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In addition, litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.
Municipal securities pay fixed, variable or floating rates of interest, which may be exempt from federal income tax and, typically, personal income tax of a state or locality.
The investment adviser relies on the opinion of the issuer’s counsel, which is rendered at the time the security is issued, to determine whether the security is fit, with respect to its validity and tax status, to be purchased by a portfolio. Neither the investment adviser nor the portfolios guarantee this opinion is correct, and there is no assurance that the IRS will agree with such counsel’s opinion.
Mortgage Pass-Through Securities. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored entities, such as the Government National Mortgage Association (Ginnie Mae), Fannie Mae, or Freddie Mac. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitles to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.
An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows, value and yield of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome relative to other portfolio or underlying fund investments.
For these reasons, a portfolio or an underlying fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions. “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in the fixed-rate mortgage pass-through securities occur through the use of TBA transactions. TBA transactions are generally conducted in accordance with widely-accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decided on general trade parameters, such as agency, settlement date, paramount and price. The actual pools delivered generally are determined two days prior to settlement date. A portfolio or an underlying fund may use TBA transactions in several ways. For example, a portfolio or an underlying fund anticipates that it will regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes knows as a “TBA roll.” In a TBA roll, a portfolio or an underlying fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, a portfolio or an underlying fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement.
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Default by or bankruptcy of a counterparty to a TBA transaction would expose a portfolio or an underlying fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To help minimize this risk, a portfolio or an underlying fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and a portfolio's or underlying fund's investment adviser will monitor the creditworthiness of such counterparties. A portfolio or an underlying fund may also acquire interests in mortgage pools through means other than TBA transactions.
A portfolio's or underlying fund's use of “TBA rolls” may cause the portfolio or underlying fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders, which may be taxable, than if it acquired exposure to mortgage pools through means other than TBA transactions.
Generally, the portfolios the underlying funds intend to invest cash pending settlement of any TBA transactions in U.S. Treasury securities, money market instruments, repurchase agreements, or other high-quality, liquid short-term instruments, including money market funds.
Mutual Funds (open-end mutual funds) are registered investment companies, which may issue and redeem their shares on a continuous basis. Closed-end mutual funds are registered investment companies that offer a fixed number of shares and are usually listed on an exchange. These funds generally offer investors the advantages of diversification and professional investment management, by combining shareholders’ money and investing it in various types of securities, such as stocks, bonds and money market securities. These funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements; buying and selling futures contracts, illiquid and restricted securities and repurchase agreements and borrowing or lending money and/or portfolio securities. The risks of investing in these funds generally reflect the risks of the securities in which these funds invest and the investment techniques they may employ. Also, these funds charge fees and incur operating expenses.
Non-Publicly Traded Securities and Private Placements. A portfolio or an underlying fund may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a portfolio or an underlying fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, a portfolio or an underlying fund may be required to bear the expenses of registration.
Other Securities. Under certain circumstances, an underlying fund may make payment of a redemption by the portfolio wholly, or in part, by a distribution in-kind of securities from its portfolio rather than payment in cash. In such a case, the portfolios may hold the securities distributed until the investment adviser determines that it is appropriate to sell them.
Quality of Fixed Income Investments will be principally investment-grade for a portfolio’s assets. Investment-grade quality securities are rated by at least one Nationally Recognized Statistical Rating Organization (NRSRO) in one of the four highest rating categories (within which there may be sub-categories or gradations indicating relative standing) or have been determined to be of equivalent quality by the investment adviser or sub-adviser. Sometimes an investment-grade quality security may be downgraded to a below investment-grade quality rating. If a security no longer has at least one investment-quality rating from an NRSRO, the investment adviser would reanalyze the security in light of the downgrade and determine whether a portfolio should continue to hold the security. However, such downgrade would not require the investment adviser or sub-advisers to sell the security on behalf of a portfolio. Sometimes lower-quality securities may be downgraded to an even lower quality. The investment adviser may also elect to purchase high-yield securities that are rated (at the time of purchase) B or higher or the equivalent by Moody’s, S&P or Fitch, Inc. or are determined to be of similar investment quality by the investment manager.
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Quality of Money Market Investments. The money market mutual funds in which a portfolio may invest follow regulations set forth by the SEC that dictate the quality requirements for investments made by money market mutual funds as such regulations may be amended or interpreted from time to time. These regulations require the money market mutual funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and, under current regulations, are rated in one of the two highest rating categories by two NRSROs, or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be “first tier” or “second tier” securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category.
Should a security’s high-quality rating change after purchase by a portfolio, the investment adviser would take such action, including no action, as determined to be in the best interest of the underlying money market fund and as required by Rule 2a-7. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.
In September 2015, the SEC adopted rule amendments that remove references to NRSRO credit ratings in Rule 2a-7 under the 1940 Act. Under the amended rule, money market funds will be required to limit their investments to “eligible securities,” which are defined to mean securities with a remaining maturity of 397 calendar days or less that a fund’s board of directors (or its delegate) determines presents minimal credit risks to the fund. The amended rule requires a money market fund’s board, or an appropriate delegate, to consider a series of factors that money market funds have traditionally used to evaluate the creditworthiness of a portfolio security, including the issuer’s or guarantor’s: (i) financial condition, (ii) sources of liquidity; (iii) ability to react to market-wide and issuer- or guarantor-specific events, including the ability to repay debt in a highly adverse situation; and (iv) position within its industry, as well as industry strength within the economy and relative economic trends. Therefore, effective October 14, 2016, the compliance date, all references to NRSRO credit ratings in Rule 2a-7 will no longer be applicable, and the Board of Trustees or its delegate will consider the factors above in connection with making the minimal credit risk determination.
Restricted Securities are securities that are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the 1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security. Certain restricted securities, such as 4(a)(2) commercial paper and Rule 144A securities may be considered to be liquid if they meet the criteria for liquidity established by the Board. To the extent a portfolio or an underlying fund invests in restricted securities that are deemed liquid, the general level of illiquidity in its portfolio may be increased if such securities become illiquid.
Reverse Repurchase Agreements and Mortgage Dollar Rolls may be used by a portfolio or an underlying fund. A portfolio or an underlying fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions as discussed below. In a reverse repurchase agreement, a portfolio or an underlying fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A portfolio or an underlying fund generally retains the right to interest and principal payments on the security. If a portfolio or an underlying fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose a portfolio or an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a portfolio’s investment securities. Because a portfolio or underlying fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. When required by guidelines of the SEC, a portfolio or an underlying fund will set aside permissible liquid assets earmarked or in a segregated account to secure its obligations to repurchase the security.
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A portfolio or an underlying fund also may enter into mortgage dollar rolls, in which a portfolio or an underlying fund would sell MBS for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a portfolio or an underlying fund would forego principal and interest paid on the MBS during the roll period, a portfolio or an underlying fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A portfolio or an underlying fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time a portfolio or an underlying fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets earmarked or in a segregated account to secure its obligation for the forward commitment to buy MBS. This transaction allows a portfolio to have the same price and duration exposure in the mortgage security while having the cash for the bonds for the given time period. The net effect is that the investment advisor is able to maintain mortgage exposure while having the cash available to facilitate redemptions. Mortgage dollar roll transactions may be considered a borrowing by a portfolio or an underlying fund.
The mortgage dollar rolls and reverse repurchase agreements entered into by a portfolio may be used as arbitrage transactions in which the portfolio will maintain an offsetting position in short duration investment-grade debt obligations. Since the portfolio will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and short duration, the investment adviser believes that such arbitrage transactions present lower risks to the portfolio than those associated with other types of leverage. There can be no assurance that a portfolio’s use of the cash it receives from a mortgage dollar roll will provide a positive return. A portfolio also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the fund’s repurchase of the underlying security. A portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the portfolio’s forward commitment to repurchase the subject security.
Securities Lending of portfolio securities is a common practice in the securities industry. A portfolio may engage in security lending arrangements. For example, a portfolio may receive cash collateral and may invest it in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to loaned securities may pass with the lending of the securities and efforts to call such securities promptly may be unsuccessful, especially for foreign securities. Securities lending involves the risk of loss of rights in the collateral, or delay in recovery of the collateral, if the borrower fails to return the security loaned or becomes insolvent. A portfolio will also bear the risk of any decline in value of securities acquired with cash collateral.
A portfolio may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) a portfolio may at any time call the loan and obtain the return of the securities loaned; (3) a portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a portfolio, including collateral received from the loan (at market value computed at the time of the loan).
Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to a portfolio, it is expected that a portfolio will do so only where the items being voted upon, in the judgment of the investment adviser, either are material to the economic value of the security or threaten to materially impact the issuer’s corporate governance policies or structure.
To the extent the portfolio participates in securities lending under the current securities lending agreements with the unaffiliated lending agents, costs and expenses, including agent fees, associated with securities lending activities under the securities lending program paid to the lending agent are approximately 15% of the gross lending revenues. All
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remaining revenue is retained by the portfolio, as applicable. No portion of the lending revenue is paid to or retained by the investment adviser or its affiliates.
Securities of Other Investment Companies. Investment companies, such as mutual funds and ETFs, generally offer investors the advantages of diversification and professional investment management, by combining shareholders’ money and investing it in securities such as stocks, bonds and money market instruments. Investment companies include: (1) open-end funds (commonly called mutual funds) that issue and redeem their shares on a continuous basis; (2) business development companies that generally invest in, and provide services to, privately-held companies or thinly-traded public companies (see the sub-section titled “Business Development Companies” for more information); (3) closed-end funds that offer a fixed number of shares, and are usually listed on an exchange; and (4) unit investment trusts that generally offer a fixed number of redeemable shares. Certain open-end funds, closed-end funds and unit investment trusts are traded on exchanges (see the section titled “Exchange-Traded Funds” for more information).
To the extent a fund invests, or has invested, in shares of other investment companies, including BDCs, during its prior fiscal year, the fund, pursuant to SEC rules, must disclose any material fees and expenses indirectly incurred by the fund as a result of such investments. These indirect fees and expenses, to the extent incurred, will appear in the fee table of the fund’s prospectus as a separate line item captioned “Acquired fund fees and expenses.” Unlike securities of other investments companies, BDCs may be included in various indices by index providers. As a result, particularly to the extent a fund seeks to track the total return of its index by replicating the index (rather than employing statistical sampling techniques), a fund may hold securities of BDCs and may be required to disclose acquired fund fees and expenses.
Investment companies may make investments and use techniques designed to enhance their performance. These may include delayed-delivery and when-issued securities transactions; swap agreements; buying and selling futures contracts, illiquid, and/or restricted securities and repurchase agreements; and borrowing or lending money and/or portfolio securities. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Also, investment companies charge fees and incur expenses.
The portfolios may buy securities of other investment companies, including those of mutual funds, ETFs and foreign issuers, in compliance with the requirements of federal law or any SEC exemptive order. A portfolio may invest in investment companies that are not registered with the SEC or in privately placed securities of investment companies (which may or may not be registered), such as hedge funds and offshore funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause a portfolio selling an interest in an unregistered fund to lose money. For example, many hedge funds require their investors to hold their investments for at least one year.
Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a portfolio may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the portfolios an exemption (the “fund of funds order”) from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds a portfolio may hold, provided that certain conditions are met. The SEC has also granted exemptive orders to ETFs (“ETF orders”) that allow investment companies that are not part of the same group of investment companies as the ETF to acquire shares of the ETF beyond the limitations of the 1940 Act, also provided certain conditions are met. The conditions requested by the SEC in the fund of funds order and in the ETF orders are substantially identical, and were designed to address certain abuses perceived to be associated with funds of funds, including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by a fund of funds over the underlying fund. Both the fund of funds order and the ETF orders would require the portfolios to conclude “participation agreements” with their underlying funds that stipulate that funds of funds know and agree to abide by the conditions of the relevant exemptive order. The
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conditions apply only when a portfolio and its affiliates, in the aggregate, own more than 3% of the outstanding shares of any one underlying fund.
Under the terms of the fund of funds order and the ETF orders, each portfolio and its affiliates may not control a nonaffiliated underlying fund. Under the 1940 Act, any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a company is assumed to control that company. This limitation is measured at the time the investment is made.
Short Sales may be used by a portfolio or an underlying fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A portfolio may engage in short sales that are either “against the box” or “uncovered.” A short sale is “against the box” if at all times during which the short position is open, a portfolio owns at least an equal amount of the securities or securities convertible into, or has the right to acquire, at no added cost, the securities of the same issuer as the securities that are sold short. A short sale against the box is a taxable transaction to a portfolio with respect to the securities that are sold short. “Uncovered” short sales are transactions under which a portfolio sells a security it does not own. To complete such a transaction, a portfolio may borrow the security through a broker to make delivery to the buyer and, in doing so, the portfolio becomes obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. A portfolio also may have to pay a fee to borrow particular securities, which would increase the cost of the security. In addition, a portfolio is often obligated to pay any accrued interest and dividends on the securities until they are replaced. The proceeds of the short sale position will be retained by the broker until the portfolio or an underlying fund replaces the borrowed securities.
A portfolio or an underlying fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time a portfolio or an underlying fund replaces the borrowed security and, conversely, the portfolio or an underlying fund will realize a gain if the price declines. Any gain will be decreased, and any loss increased, by the transaction costs described above. A short sale creates the risk of an unlimited loss, as the price of the underlying securities could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. If a portfolio or an underlying fund sells securities short “against the box,” it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. The successful use of short selling as a hedging strategy may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
A portfolio’s or an underlying fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities. In addition, a portfolio and any underlying fund will earmark cash or liquid assets or place in a segregated account an amount of cash or other liquid assets equal to the difference, if any, between (1) the market value of the securities sold short, marked-to-market daily, and (2) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale.
Small-cap stocks include common stocks issued by operating companies with market capitalizations that place them at the lower end of the stock market, as well as the stocks of companies that are determined to be small based on several factors, including the capitalization of the company and the amount of revenues. Historically, small-cap company stocks have been riskier than stocks issued by large- or mid-cap companies for a variety of reasons. Small-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small-cap company stocks pay low or no dividends.
These factors and others may cause sharp changes in the value of a small-cap company’s stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid-cap stocks, and an underlying fund’s position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for an underlying fund to dispose of securities of these small-cap companies
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at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of a portfolio’s or an underlying fund’s investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of a portfolio or an underlying fund that invests in small-cap stocks may change sharply during the short term and long term.
Stock Funds typically seek growth of capital and invest primarily in equity securities. Other investments generally include debt securities, such as U.S. government securities, and some illiquid and restricted securities. Stock funds typically may enter into delayed-delivery or when issued securities transactions, repurchase agreements, swap agreements and futures and options contracts. Some stock funds invest exclusively in equity securities and may focus on a specialized segment of the stock market, like stocks of small companies or foreign issuers, or may focus in a specific industry or group of industries. The greater a portfolio’s investment in stock, the greater exposure it will have to stock risk and stock market risk. Stock risk is the risk that a stock may decline in price over the short or long term. When a stock’s price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Some stocks, like small company and international stocks, are more sensitive to stock risk than others. Diversifying investments across companies can help to lower the stock risk of a portfolio. Market risk is typically the result of a negative economic condition that affects the value of an entire class of securities, such as stocks or bonds. Diversification among various asset classes, such as stocks, bonds and cash, can help to lower the market risk of a portfolio. A stock fund’s other investments and use of investment techniques also will affect its performance and portfolio value.
Stock Substitution Strategy is a strategy, whereby a portfolio or underlying fund may, in certain circumstances, substitutes a similar stock for a security in its index. For example, a stock issued by a foreign corporation and included in an underlying fund’s index may not be available for purchase by the underlying fund because the portfolio or underlying fund does not reside in the foreign country in which the stock was issued. However, the foreign corporation may have issued a series of stock that is sold only to foreign investors such as a portfolio or an underlying fund. In these cases, a portfolio or an underlying fund may buy that issue as a substitute for the security included in its index.
Stripped Securities are securities whose income and principal components are detached and sold separately. While risks associated with stripped securities are similar to other fixed income securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by the Federal Reserve Bank are obligations of the U.S. Treasury.
Swap Agreements are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.
Swap agreements can be structured to increase or decrease a portfolio’s exposure to long or short term interest rates, corporate borrowing rates and other conditions, such as changing security prices and inflation rates. They also can be structured to increase or decrease a portfolio’s exposure to specific issuers or specific sectors of the bond market such as mortgage securities. For example, if a portfolio agreed to pay a longer-term fixed rate in exchange for a shorter-term floating rate while holding longer-term fixed rate bonds, the swap would tend to decrease a portfolio’s exposure to longer-term interest rates. Swap agreements tend to increase or decrease the overall volatility of a portfolio’s investments and its share price and yield. Changes in interest rates, or other factors determining the amount of payments due to and from a portfolio, can be the most significant factors in the performance of a swap agreement. If a swap agreement calls for payments from a portfolio, a portfolio must be prepared to make such payments when they are due. In order to help minimize risks, a portfolio will earmark or segregate appropriate assets for any accrued but unpaid net amounts owed under the terms of a swap agreement entered into on a net basis. All other swap
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agreements will require a portfolio to earmark or segregate assets in the amount of the accrued amounts owed under the swap. A portfolio could sustain losses if a counterparty does not perform as agreed under the terms of the swap. A portfolio will enter into swap agreements with counterparties deemed creditworthy by the investment adviser.
In addition, the portfolios or certain underlying funds may invest in swaptions, which are privately-negotiated option-based derivative products. Swaptions give the holder the right to enter into a swap. A portfolio may use a swaption in addition to or in lieu of a swap involving a similar rate or index.
For purposes of applying a portfolio’s investment policies and restrictions (as stated in the prospectuses and this SAI) swap agreements are generally valued by the portfolios at market value. In the case of a credit default swap sold by a portfolio (i.e., where the portfolio is selling credit default protection), however, the portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the portfolios for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Temporary Defensive Investments. During unusual economic or market conditions or for temporary defensive or liquidity purposes, the portfolios may invest up to 100% of their assets in cash, money market instruments, repurchase agreements and other short-term obligations.
U.S. Government Securities are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (Sallie Mae) and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Securities issued by other issuers are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields and prices to fluctuate.
On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements (SPAs), the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. On August 17, 2012, the U.S. Treasury announced that it was again amending the SPAs to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% dividend annually on all amounts received under the funding commitment. Instead, they will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is anticipated that the new amendment would put Fannie Mae and Freddie Mac in a better position to service their debt. At the start of 2013, the unlimited support the U.S. Treasury extended to the two companies expired - Fannie Mae’s bailout is capped at $125 billion and Freddie Mac has a limit of $149 billion.
The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful. In addition, the future for Fannie Mae and Freddie Mac remains uncertain. The U.S. Congress has recently considered proposals to reduce the U.S. government’s role in the mortgage market and to wind down or restructure the operations of both Fannie Mae and Freddie Mac. Should the federal government adopt any such proposal, the value of a fund’s investments in securities issued by Fannie Mae or Freddie Mac would be impacted.
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Although the risk of default with the U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause a portfolio's share price or yield to fall.
U.S. Treasury Securities are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States government.
Variable and Floating Rate Debt Securities pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security’s value.
Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional and may be subject to termination if the issuer’s credit rating falls below investment grade or if the issuer fails to make payments on other debt. While most variable-rate demand securities allow a portfolio or an underlying fund to exercise its demand rights at any time, some such securities may only allow a portfolio or an underlying fund to exercise its demand rights at certain times, which reduces the liquidity usually associated with this type of security. There may also be a period of time between when a portfolio or an underlying fund exercises its demand rights and when the demand feature provider is obligated to pay. A portfolio or an underlying fund could suffer losses in the event that the demand feature provider, usually a bank, fails to meet its obligation to pay the demand.
Wrap Agreements may be entered into by a portfolio or an underlying fund with insurance companies, banks or other financial institutions (“wrapper providers”). A wrap agreement typically obligates the wrapper provider to maintain the value of the assets covered under the agreement (“covered assets”) up to a specified maximum dollar amount upon the occurrence of certain specified events. The value is pre-determined using the purchase price of the securities plus interest at a specified rate minus an adjustment for any defaulted securities. The specified interest rate may be adjusted periodically under the terms of the agreement. While the rate typically will reflect movements in the market rates of interest, it may at times be less or more than the actual rate of income earned on the covered assets. The rate also can be impacted by defaulted securities and by purchase and redemption levels in a portfolio. A portfolio or an underlying fund also pays a fee under the agreement, which reduces the rate as well.
Wrap agreements may be used as a risk management technique intended to help minimize fluctuations in a portfolio’s net asset value (“NAV”). However, a portfolio’s NAV will typically fluctuate at least minimally, and may fluctuate more at times when interest rates are fluctuating. Additionally, wrap agreements do not protect against losses a portfolio may incur if the issuers of portfolio securities do not make timely payments of interest and/or principal. A wrap agreement provider also could default on its obligations under the agreement. Therefore, a portfolio or an underlying fund will only invest in a wrap provider with an investment-grade credit rating. There is no active trading market for wrap agreements and none is expected to develop. Therefore, wrap agreements are considered illiquid investments. There is no guarantee that a portfolio or an underlying fund will be able to purchase any wrap agreements or replace ones that defaulted. Wrap agreements are valued using procedures adopted by the Board of Trustees. There are risks that the value of a wrap agreement may not be sufficient to minimize the fluctuations in a portfolio’s NAV. All of these factors might result in a decline in the value of a portfolio’s or an underlying fund’s shares.
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities are debt securities that do not make cash interest payments throughout the period prior to maturity. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. A zero-coupon security pays no interest to its holders during its life. Step-coupon securities are debt securities that, instead of having a fixed coupon for the life of the security, have coupon or interest payments that may increase or decrease to predetermined rates at future dates. Some step-coupon securities are issued with no coupon payments at all during an initial period, and only become interest-bearing at a future date; these securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. High yield securities structured as zero-coupon bonds or pay-in-kind securities tend to be especially volatile
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as they are especially sensitive to downward pricing pressures from rising interest rates and may require a underlying fund to pay out imputed income without receiving the actual cash delivery. Thus, these types of high yield investments increase the chance that the fund may lose money. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon, and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accruing that year. In order to continue to qualify as a “regulated investment company” or “RIC” under the Internal Revenue Code and avoid a certain excise tax, a portfolio or an underlying fund may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.
INVESTMENT LIMITATIONS AND RESTRICTIONS
The following investment policies and restrictions of the portfolios may be changed only by a vote of a majority of a portfolio’s outstanding voting shares:
Each portfolio may not:
(1)	Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(2)	Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(3)	Purchase or sell commodities, commodities contracts or real estate, lend or borrow money, issue senior securities, underwrite securities issued by others, or pledge, mortgage or hypothecate any of its assets, except as permitted by (or not prohibited by) the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.
Borrowing. The 1940 Act restricts an investment company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a “senior security” within the meaning of Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of a portfolio’s investment restriction.
Concentration. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in an industry or group of industries, with certain exceptions.
Diversification . Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities, or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the portfolio. Money market funds that satisfy the applicable diversification requirements of Rule 2(a)(7) of the 1940 Act are deemed to satisfy the 1940 Act’s diversification requirements.
Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.
Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. Each portfolio has adopted a fundamental policy that would permit direct investment in real estate. However, the portfolios
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have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the portfolios’ Board of Trustees.
Senior Securities. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits an investment company from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are “covered” or with appropriate earmarking or segregation of assets to cover such obligations.
Underwriting . Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified investment company may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.
Other Investment Policies
The following investment policies and restrictions of the portfolios are non-fundamental and may be changed by the Board of Trustees.
Each portfolio may not:
(1)	Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).
(2)	Borrow money except that a portfolio may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leverage) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).
(3)	Invest more than 15% of its net assets in illiquid securities.
(4)	Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).
(5)	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.
(6)	Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries unless its underlying funds’ investments are so concentrated.
Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the portfolio’s acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in net assets or other circumstances does not require a portfolio to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a portfolio to exceed its limitation, the portfolio will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.
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The investments of life insurance company separate accounts made under variable annuity contracts and variable life insurance policies are subject to state insurance laws and regulations. The portfolios will, when required, comply with investment restrictions imposed under such laws and regulations on life insurance company separate accounts investing in the portfolios.
Management Of The PORTFOLIOS
The portfolios are overseen by a Board of Trustees. The Trustees are responsible for protecting shareholder interests. The Trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of each portfolio. The Trustees met six times during the most recent fiscal year.
Certain Trustees are “interested persons.” A Trustee is considered an interested person of the Trust under the 1940 Act if he or she is an officer, director, or an employee of CSIM or Charles Schwab & Co., Inc. (Schwab or the portfolios’ distributor). A Trustee also may be considered an interested person of the Trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the portfolios' investment adviser and distributor.
As used herein the terms “Fund Complex” and “Family of Investment Companies” each refer collectively to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Capital Trust, Schwab Strategic Trust and Laudus Trust which, as of April 14, 2016, included 96 funds. As used herein, the term “Schwab Funds” refers collectively to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; the term “Laudus Funds” refers to collectively Laudus Trust and Laudus Institutional Trust; and the term “Schwab ETFs” refers to Schwab Strategic Trust.
Each of the officers and/or Trustees also serves in the same capacity, unless otherwise noted, as described for each trust in the Fund Complex. Certain officers and/or Trustees also serve as officers and/or Trustees of the Laudus Institutional Trust, which has no series. The tables below provide information about the Trustees and officers for the Trust, which includes the portfolios in this SAI. The address of each individual listed below is 211 Main Street, San Francisco, California 94105.
NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY THE TRUSTEE	OTHER DIRECTORSHIPS DURING THE PAST FIVE YEARS
INDEPENDENT TRUSTEES
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009-present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	96	Director, PS Business Parks, Inc. (2005-2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979-present); Senior Fellow, Stanford Institute for Economic Policy Research (2000-present); Professor of Public Policy, Stanford University (1994-2015).	96	Director, Gilead Sciences, Inc. (2005-present)
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NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY THE TRUSTEE	OTHER DIRECTORSHIPS DURING THE PAST FIVE YEARS
INDEPENDENT TRUSTEES
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012-present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008-Apr. 2012).	96	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	96	Director, Symantec Corporation (2003-present) Director, Corcept Therapeutics Incorporated (2004-present) Director, Adamas Pharmaceuticals, Inc. (2009-present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008-Sept. 2013).	96	Director, KLA-Tencor Corporation (2008-present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008-present).	96	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015-present); Partner, Kudu Advisors, LLC (financial services) (June 2008-Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008-Jan. 2015).	96	None
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NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY THE TRUSTEE	OTHER DIRECTORSHIPS DURING THE PAST FIVE YEARS
INDEPENDENT TRUSTEES
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990-present).	96	Director, Eaton (2012-present)

Director and Chairman of the Audit Committee, Oneok Partners LP (2003-2013)

Director, Oneok, Inc. (2009-2013)

			Lead Independent Director, Board of Cooper Industries (2002-2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008-present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998-present).	96	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994-present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014-present)
INTERESTED TRUSTEES
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008-present); President and Chief Executive Officer (Oct. 2008-present), Director (May 2008-present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006-present); and Director, Schwab Holdings, Inc. (May 2008-present).	96	Director, The Charles Schwab Corporation (2008-present)
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NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY THE TRUSTEE	OTHER DIRECTORSHIPS DURING THE PAST FIVE YEARS
INTERESTED TRUSTEES
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010-present), Chief Investment Officer (Sept. 2010-Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016-present), President, Chief Executive Officer (Dec. 2010-present), and Chief Investment Officer (Sept. 2010-Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011-present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007-Aug. 2010).	96	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015-present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007-July 2015); Director, Charles Schwab & Co., Inc. (May 2007-present); Director (Apr. 2010-present) and Chief Executive Officer (July 2013-Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007-present).	96	None

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED3)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
OFFICERS
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010-present), Chief Investment Officer (Sept. 2010-Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016-present), President, Chief Executive Officer (Dec. 2010-present), and Chief Investment Officer (Sept. 2010-Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011-present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007-Aug. 2010).
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NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED3)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
OFFICERS
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016-present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013-Dec. 2015), Schwab ETFs (Nov. 2013-Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013-present); Executive Director, J.P. Morgan Investor Services (Apr. 2011-Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005-Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004-present), Chief Operating Officer (Jan. 2011-present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016-present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006-Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004-Dec. 2015) and Schwab ETFs (Oct. 2009-Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005-present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer–Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer–Equities, Charles Schwab Investment Management, Inc. (Apr. 2011-present); Senior Vice President and Chief Investment Officer–Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011-present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009-Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004-Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer–Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer–Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011-present); Senior Vice President and Chief Investment Officer–Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011-present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008-Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006-Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011-present), Vice President (Mar. 2004-Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011-present), Vice President (Jan. 2011-Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011-present) and Chief Legal Officer (Dec. 2011-present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011-present); Secretary (May 2011-present) and Chief Legal Officer (Nov. 2011-present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005-present); Vice President (Dec. 2005-present), Chief Legal Officer and Clerk (Mar. 2007-present), Laudus Funds; Vice President (Nov. 2005-present) and Assistant Secretary (June 2007-present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009-present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the
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Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Board Leadership Structure
The Chairman of the Board, Walter W. Bettinger II, is Chief Executive Officer and a member of the Board of Directors of The Charles Schwab Corporation and an interested person of the Trust as that term is defined in the 1940 Act. The Board is comprised of a super-majority (75 percent) of Trustees who are not interested persons of the Trust (i.e., independent trustees). The Trust does not have a single lead independent trustee. There are three primary committees of the Board: the Audit, Compliance and Valuation Committee; the Governance Committee; and the Investment Oversight Committee. Each of the Committees is chaired by an independent trustee, and each Committee is comprised solely of independent trustees. The Committee chairs preside at Committee meetings, participate in formulating agendas for those meetings, and coordinate with management to serve as a liaison between the independent trustees and management on matters within the scope of the responsibilities of each Committee as set forth in its Board-approved charter. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Board made this determination in consideration of, among other things, the fact that the independent trustees of the Trust constitute a super-majority of the Board, the fact that Committee chairs are independent trustees, the number of funds (and classes) overseen by the Board, and the total number of Trustees on the Board.
Board Oversight of Risk Management
Like most mutual funds, investment management and other service providers have responsibility for day-to-day risk management for the portfolios. The Board, as part of its risk oversight of the Trust, consist of monitoring risks identified during regular and special reports to the Committees of the Board, as well as regular and special reports to the full Board. In addition to monitoring such risks, the Committees and the Board oversee efforts of investment management and service providers to manage risks to which the portfolios of the Trust may be exposed. For example, the Investment Oversight Committee meets with portfolio managers and receives regular reports regarding investment risk and credit risk of a portfolio’s investment securities. The Audit, Compliance and Valuation Committee meets with the portfolios’ Chief Compliance Officer and Chief Financial Officer and receives regular reports regarding compliance risks, operational risks and risks related to the valuation and liquidity of portfolio securities. From its review of these reports and discussions with management, each Committee receives information about the material risks of the portfolios of the Trust and about how management and service providers mitigate those risks, enabling the independent Committee chairs and other independent members of the Committees to discuss these risks with the full Board.
The Board recognizes that not all risks that may affect the portfolios can be identified nor can processes and controls be developed to eliminate or mitigate the occurrence or effects of certain risks; some risks are simply beyond the reasonable control of the portfolios, their management, and service providers. Although the risk oversight functions of the Board, and the risk management policies of fund management and portfolio service providers, are designed to be effective, there is no guarantee that they will eliminate or mitigate all risks. In addition, it may be necessary to bear certain risks (such as investment-related risks) to achieve each portfolio’s investment objective. As a result of the foregoing and other factors, the portfolios’ ability to manage risk is subject to significant limitations.
Individual Trustee Qualifications
The Board has concluded that each of the Trustees should initially and continue to serve on the Board because of (i) his or her ability to review and understand information about the Trust provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management regarding material factors bearing on the management of the Trust, and to exercise their business judgment in a manner that serves the best interests of the Trust's shareholders and (ii) the Trustee’s experience, qualifications, attributes or skills as described below.
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The Board has concluded that Mr. Bettinger should serve as Trustee of the Trust because of the experience he gained as president and chief executive officer of The Charles Schwab Corporation, his knowledge of and experience in the financial services industry, and the experience he has gained serving as Trustee of the Schwab Funds since 2008, the Schwab ETFs since 2009, and the Laudus Funds since 2010.
The Board has concluded that Mr. Burns should serve as Trustee of the Trust because of the experience he gained as managing director of Pacific Investment Management Company, LLC (PIMCO) and president of PIMCO Funds as well as the experience he has gained serving as Trustee of the Schwab ETFs since 2009, and his experience serving as chair of the Schwab ETFs’ Audit, Compliance and Valuation Committee until December 2015.
The Board has concluded that Ms. Chandoha should serve as Trustee of the Trust because of the experience she gained as president and chief executive officer of Charles Schwab Investment Management, Inc., the Schwab Funds, Schwab ETFs and Laudus Funds, as well as her knowledge of and experience of financial and investment management services.
The Board has concluded that Mr. Cogan should serve as Trustee of the Trust because of the experience he has gained serving as a senior fellow and professor of public policy at a university and his former service in government, the experience he has gained serving as Trustee of the Schwab Funds since 2008 and Laudus Funds since 2010, and his service on other public company boards.
The Board has concluded that Mr. Kochis should serve as Trustee of the Trust because of the experience he gained serving as chair and chief executive officer of Aspiriant, LLC, an advisory firm, as well as his knowledge of and experience in wealth management consulting and the experience he has gained serving as trustee of the Schwab ETFs since 2012.
The Board has concluded that Mr. Mahoney should serve as Trustee of the Trust because of the experience he gained serving as Trustee of the Schwab Funds and Laudus Funds since 2011, as co-chief executive officer of a healthcare services company, and his service on other public company boards.
The Board has concluded that Mr. Martinetto should serve as Trustee of the Trust because of his experience serving as senior executive vice president and chief financial officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc.
The Board has concluded that Mr. Patel should serve as Trustee of the Trust because of the experience he gained serving as Trustee of the Schwab Funds and Laudus Funds since 2011, as executive vice president, general manager and chief financial officer of a software company, his service on other public company boards, and his experience serving as chair of the Schwab Funds and Laudus Funds’ Audit, Compliance and Valuation Committee.
The Board has concluded that Ms. Patmore should serve as Trustee of the Trust because of her experience serving as chief financial officer and executive vice president of First Data Payment Business and First Data Corporation, as well as her knowledge of and experience in management consulting.
The Board has concluded that Mr. Ruffel should serve as Trustee of the Trust because of the experience he gained as the founder and former chief executive officer of a publisher and information services firm specializing in the retirement plan industry, his experience in and knowledge of the financial services industry, and the experience he has gained serving as Trustee of the Schwab ETFs since 2009, and his experience serving as chair of the Schwab ETFs' Investment Oversight Committee until December 2015.
The Board has concluded that Mr. Smith should serve as Trustee of the Trust because of the experience he has gained as managing partner of his own investment advisory firm, the experience he has gained serving as Trustee of the Schwab Funds since 2000, as Trustee of the Laudus Funds since 2010, his service on other public company boards, and his experience serving as chair of the Schwab Funds’ and Laudus Funds’ Investment Oversight Committee.
The Board has concluded that Mr. Wender should serve as Trustee of the Trust because of the experience he gained serving as former partner and head of the financial institutions group of an investment bank, the experience he has
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gained serving as Trustee of the Schwab Funds since 2008, as Trustee of the Laudus Funds since 2010, and his service on other public company boards.
Trustee Committees
The Board of Trustees has established certain committees and adopted Committee charters with respect to those committees, each as described below:
•The Audit, Compliance and Valuation Committee reviews the integrity of the Trust’s financial reporting processes and compliance policies, procedures and processes, and the Trust’s overall system of internal controls. The Audit, Compliance and Valuation Committee also reviews and evaluates the qualifications, independence and performance of the Trust’s independent auditors, and the implementation and operation of the Trust's valuation policy and procedures. This Committee is comprised of at least three Independent Trustees and currently has the following members: Kiran M. Patel (Chairman), Robert W. Burns, John F. Cogan and Kimberly S. Patmore. The Committee met four times during the most recent fiscal year.
•The Governance Committee reviews and makes recommendations to the Board regarding Trust governance-related matters, including but not limited to Board compensation practices, retirement policies and term limits, Board self-evaluations, the effectiveness and allocation of assignments and functions by the Board, the composition of Committees of the Board, and the training of Trustees. The Governance Committee is also responsible for selecting and nominating candidates to serve as Trustees. The Governance Committee does not have a written policy with respect to consideration of candidates for Trustee submitted by shareholders. However, if the Governance Committee determined that it would be in the best interests of the Trust to fill a vacancy on the Board of Trustees, and a shareholder submitted a candidate for consideration by the Board of Trustees to fill the vacancy, the Governance Committee would evaluate that candidate in the same manner as it evaluates nominees identified by the Governance Committee. Nominee recommendations may be submitted to the Secretary of the Trust at the Trust’s principal business address. This Committee is comprised of at least three Independent Trustees and currently has the following members: John F. Cogan (Chairman), Stephen Timothy Kochis, David L. Mahoney and Joseph H. Wender. The Committee met four times during the most recent fiscal year.
•The Investment Oversight Committee reviews the investment activities of the Trust and the performance of the portfolios’ investment adviser. This Committee is comprised of at least three Trustees (at least two-thirds of whom shall be Independent Trustees) and currently has the following members: Gerald B. Smith (Chairman), Stephen Timothy Kochis, David L. Mahoney, Charles A. Ruffel and Joseph H. Wender. The Committee met five times during the most recent fiscal year.
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Trustee Compensation
The following table provides Trustee compensation for the fiscal year ended December 31, 2015.
Name of Trustee	Aggregate Compensation from the Funds in this SAI	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from the Trust and Fund Complex Paid to Trustees
Interested Trustees
Walter W. Bettinger II	None	N/A	None
Marie A. Chandoha[1]	None	N/A	None
Joseph R. Martinetto[1]	None	N/A	None
Independent Trustees
Robert W. Burns[1]	None	N/A	$134,000
Mariann Byerwalter*	$1,614	N/A	$77,000
John F. Cogan	$6,620	N/A	$286,000
Stephen Timothy Kochis[1]	None	N/A	$124,000
David L. Mahoney	$6,620	N/A	$286,000
Kiran M. Patel	$6,939	N/A	$300,000
Kimberly S. Patmore[1]	None	N/A	None
Charles A. Ruffel[2]	$6,146	N/A	$389,960
Gerald B. Smith	$6,939	N/A	$300,000
Joseph H. Wender	$6,620	N/A	$286,000
*	Ms. Byerwalter resigned effective March 9, 2015
1 Trustee joined the Schwab Annuity Portfolios Board effective January 1, 2016.
[2]	Mr. Ruffel joined the Board effective February 6, 2015.
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Securities Beneficially Owned By Each Trustee
The following table provides each Trustee’s equity ownership of a portfolio and ownership of all registered investment companies overseen by each Trustee in the Family of Investment Companies as of December 31, 2015.
Name of Trustee	Dollar Range of Trustee Ownership of the Funds Included in the SAI	Aggregate Dollar Range of Trustee Ownership in the Family of Investment Companies
Interested Trustees
Walter W. Bettinger II	Schwab VIT Balanced PortfolioNone Schwab VIT Balanced with Growth PortfolioNone Schwab VIT Growth PortfolioNone	Over $100,000
Marie A. Chandoha[1]	Schwab VIT Balanced PortfolioNone Schwab VIT Balanced with Growth PortfolioNone Schwab VIT Growth PortfolioNone	Over $100,000
Joseph R. Martinetto[1]	Schwab VIT Balanced PortfolioNone Schwab VIT Balanced with Growth PortfolioNone Schwab VIT Growth PortfolioNone	Over $100,000
Independent Trustees
Robert W. Burns[1]	Schwab VIT Balanced PortfolioNone Schwab VIT Balanced with Growth PortfolioNone Schwab VIT Growth PortfolioNone	Over $100,000
John F. Cogan	Schwab VIT Balanced PortfolioNone Schwab VIT Balanced with Growth PortfolioNone Schwab VIT Growth PortfolioNone	Over $100,000
Stephen Timothy Kochis[1]	Schwab VIT Balanced PortfolioNone Schwab VIT Balanced with Growth PortfolioNone Schwab VIT Growth PortfolioNone	Over $100,000
David L. Mahoney	Schwab VIT Balanced PortfolioNone Schwab VIT Balanced with Growth PortfolioNone Schwab VIT Growth PortfolioNone	Over $100,000
Kiran M. Patel	Schwab VIT Balanced PortfolioNone Schwab VIT Balanced with Growth PortfolioNone Schwab VIT Growth PortfolioNone	Over $100,000
Kimberly S. Patmore[1]	Schwab VIT Balanced PortfolioNone Schwab VIT Balanced with Growth PortfolioNone Schwab VIT Growth PortfolioNone	Over $100,000
Charles A. Ruffel	Schwab VIT Balanced PortfolioNone Schwab VIT Balanced with Growth PortfolioNone Schwab VIT Growth PortfolioNone	Over $100,000
Gerald B. Smith	Schwab VIT Balanced PortfolioNone Schwab VIT Balanced with Growth PortfolioNone Schwab VIT Growth PortfolioNone	Over $100,000
Joseph H. Wender	Schwab VIT Balanced PortfolioNone Schwab VIT Balanced with Growth PortfolioNone Schwab VIT Growth PortfolioNone	Over $100,000
1 Trustee joined the Board effective January 1, 2016.
As of December 31, 2015, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of CSIM or Schwab, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with CSIM or Schwab, except as follows: Kimberly S. Patmore may have been deemed to be a beneficial owner of securities issued by The Charles Schwab Corporation (CSC) as a result of beneficial ownership of common stock of CSC by an immediate family member and an estate planning entity. As of December 31, 2015, the holdings of CSC common stock had a market value of $6,274.56 and represented substantially less than one percent of the common stock of CSC. The securities were disposed of after December 31, 2015 and prior to the date of this SAI. CSC is the parent company of CSIM and Schwab.
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Deferred Compensation Plan
Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the Trust as of the date that such fees would have been paid to the Trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of Schwab Funds selected by the Trustee. Currently, none of the Independent Trustees has elected to participate in this plan.
Code of Ethics
The portfolios, the investment adviser and Schwab have adopted a Code of Ethics as required under the 1940 Act. Subject to certain conditions or restrictions, the Code of Ethics permits the Trustees, directors, officers or advisory representatives of the portfolios or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the portfolios. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser’s Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.
Control Persons And Principal Holders Of Securities
As of March 18, 2016, the officers and Trustees of the Trust, as a group, did not own of record, directly or beneficially, any of the outstanding voting securities of any of the portfolios.
As of March 18, 2016, the following represents persons or entities that owned, of record or beneficially, 5% or more of the outstanding voting securities of the portfolio:
Fund	Customer Name	Percent owned
Schwab VIT Balanced Portfolio	Separate Account A of Pacific Life Insurance Co Account # 221603 700 Newport Center Dr Newport Beach, CA 92660-6307	92.98%
	Separate Account A of Pacific Life & Annuity Co Account # 221601 700 Newport Center Dr Newport Beach, CA 92660-6307	7.01%
Schwab VIT Balanced with Growth Portfolio	Separate Account A of Pacific Life Insurance Co Account # 221603 700 Newport Center Dr Newport Beach, CA 92660-6307	93.99%
	Separate Account A of Pacific Life & Annuity Co Account # 221601 700 Newport Center Dr Newport Beach, CA 92660-6307	6.00%
Schwab VIT Growth Portfolio	Separate Account A of Pacific Life Insurance Co Account # 221603 700 Newport Center Dr Newport Beach, CA 92660-6307	96.61%
Persons who beneficially own more than 25% of a portfolio’s outstanding shares may be deemed to control the portfolio. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of such portfolio to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any shareholder.
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Investment Advisory and Other Services
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, 211 Main Street, San Francisco, CA 94105, serves as the portfolios’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the Trust. Schwab is an affiliate of the investment adviser and is the Trust’s distributor. Charles R. Schwab is the founder, Chairman and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.
In selecting underlying funds and other investments, the investment adviser uses asset allocation research provided by Charles Schwab Investment Advisory, Inc. (CSIA), an affiliate of the investment adviser. Pursuant to an agreement between the investment adviser and CSIA, the investment adviser pays CSIA a fixed annual fee for these services.
Advisory Agreement
The continuation of a portfolio’s Advisory Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders of the portfolio, and (2) by the vote of a majority of the Trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval.
Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement between the Trust and CSIM with respect to existing portfolios in the Trust. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the portfolios’ investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.
For its advisory and administrative services to the portfolios, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly based on the portfolio’s average daily net assets as follows.
PORTFOLIO	FEE
Schwab VIT Balanced Portfolio	0.45%
Schwab VIT Balanced with Growth Portfolio	0.45%
Schwab VIT Growth Portfolio	0.45%
Pursuant to the Advisory Agreement, the Adviser is responsible for substantially all expenses of the portfolios, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding interest expense and taxes, brokerage expenses and extraordinary or non-routine expenses.
The following table shows the net advisory fees paid by each portfolio and gross fees reduced by each portfolio for the past three fiscal years. The figures in the “net fees paid” row represent the actual amounts paid to the investment adviser, which include the effect of any reductions due to the application of a portfolio’s contractual expense limitation
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agreement. The figures in the “gross fees reduced by” row represent the amount, if any, the advisory fees payable to the investment adviser were reduced due to the application of a portfolio’s contractual expense limitation agreement.
Fund		2015	2014	2013
Schwab VIT Balanced Portfolio	Net fees paid	$206,552	$120,723	$0
	Gross fees reduced by	$8,680	$50,090	$64,622
Schwab VIT Balanced with Growth Portfolio	Net fees paid	$489,538	$397,816	$91,756
	Gross fees reduced by	$0	$0	$54,344
Schwab VIT Growth Portfolio	Net fees paid	$525,426	$438,249	$73,957
	Gross fees reduced by	$0	$0	$55,017
The investment adviser and Schwab have agreed to limit for so long as the investment adviser serves as the adviser to the portfolio, the total annual operating expenses (excluding interest, taxes, and certain non-routine expenses, if any) of each portfolio to 0.58% of the average daily net assets of the portfolio. This agreement may only be amended or terminated with the approval of the portfolios’ Board of Trustees.
The amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of a portfolio. The expense cap is not intended to cover all portfolio expenses, and a portfolio's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest, taxes and the fees and expenses of pooled investment vehicles, such as ETFs, REITs and other investment companies, that are held by a portfolio, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.
Distributor
Pursuant to separate Amended and Restated Distribution Agreements between Schwab and the Trust, Schwab, located at 211 Main Street, San Francisco, California 94105, is the principal underwriter for shares of the portfolios and is the Trust’s agent for the purpose of the continuous offering of the portfolios’ shares. The portfolios pay for prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement.
Shareholder Services Agent
Schwab provides portfolio information to shareholders, including share price, shareholder ownership and account activities and distributes the portfolios’ prospectuses, financial reports and other informational literature about the portfolios. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets the portfolios and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.
For the services performed as shareholder services agent under its contract with the portfolio, Schwab does not receive a fee.
Transfer Agent
Boston Financial Data Services, Inc. (BFDS), 2000 Crown Colony Drive, Quincy, Massachusetts 02169-0953, serves as the portfolios’ transfer agent. As part of these services, the firm maintains records pertaining to the sale, redemption and transfer of the portfolios’ shares.
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Custodian and Fund Accountant
Brown Brothers Harriman & Co. (BBH), 50 Post Office Square, Boston, Massachusetts, 02110 serves as custodian for the portfolios.
State Street Bank and Trust Company (State Street), One Lincoln Street, Boston, Massachusetts, 02111 serves as portfolio accountant to the portfolios.
The custodian is responsible for the daily safekeeping of securities and cash held or sold by the portfolios. The portfolio accountant maintains all books and records related to the portfolios’ transactions.
Independent Registered Public Accounting Firm
The portfolios' independent registered public accounting firm, PricewaterhouseCoopers LLP (PwC), Three Embarcadero Center, San Francisco, CA 94111-4004, audits and reports on the annual financial statements of the portfolios and reviews certain regulatory reports and each portfolio’s federal income tax return. PwC also performs other professional, accounting, auditing, tax and advisory services, when engaged to do so by the Trust.
Other Expenses
The portfolios pay other expenses that typically are connected with the Trust’s operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the portfolios. Expenses not directly attributable to a particular portfolio will generally be allocated among the portfolios in the Trust on the basis of the portfolio’s relative net assets at the time the expense is incurred.
PORTFOLIO MANAGER
Other Accounts. In addition to the portfolios, the Portfolio Manager is responsible for the day-to-day management of certain other accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of December 31, 2015.
Name	Registered Investment Companies (this amount does not include the portfolios in this SAI)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Zifan Tang	19	$5,683,958,854	0	$0	0	$0
Conflicts of Interest. The Portfolio Manager’s management of other accounts may give rise to potential conflicts of interest in connection with its management of the portfolio’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include separate accounts and other mutual funds advised by CSIM (collectively, the Other Managed Accounts). The Other Managed Accounts might have similar investment objectives as the portfolio, track the same index the portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the portfolio. While the Portfolio Manager’s management of Other Managed Accounts may give rise to the potential conflicts of interest listed below, CSIM does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, CSIM believes it has adopted policies and procedures that are designed to manage those conflicts in an appropriate way.
Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the Portfolio Manager’s day-to-day management of the portfolios. Because of her position with the portfolios, the Portfolio Manager knows the size, timing, and possible market impact of portfolio trades. It is theoretically possible that the Portfolio Manager could use this information to the advantage of the Other Managed Accounts she manages and to the possible detriment of a portfolio. However, CSIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Moreover, with respect to index portfolios, which seek to track their respective benchmark indexes, much of this information is publicly available. When it is determined
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to be in the best interest of both accounts, the Portfolio Manager may aggregate trade orders for the Other Managed Accounts, excluding Schwab Personal Portfolio Managed Accounts, with those of a portfolio. All aggregated orders are subject to CSIM’s aggregation and allocation policy and procedures, which provide, among other things, that (i) a Portfolio Manager will not aggregate orders unless he or she believes such aggregation is consistent with his or her duty to seek best execution; (ii) no account will be favored over any other account; (iii) each account that participates in an aggregated order will participate at the average security price with all transaction costs shared on a pro-rata basis; and (iv) if the aggregated order cannot be executed in full, the partial execution is allocated pro-rata among the participating accounts in accordance with the size of each account’s order.
Investment Opportunities. A potential conflict of interest may arise as a result of the Portfolio Manager’s management of a portfolio and Other Managed Accounts which, in theory, may allow her to allocate investment opportunities in a way that favors the Other Managed Accounts over a portfolio, which conflict of interest may be exacerbated to the extent that CSIM or the Portfolio Manager receives, or expects to receive, greater compensation from her management of the Other Managed Accounts than a portfolio. Notwithstanding this theoretical conflict of interest, it is CSIM’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, CSIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while the Portfolio Manager may buy for an Other Managed Account securities that differ in identity or quantity from securities bought for a portfolio or refrain from purchasing securities for an Other Managed Account that she is otherwise buying for a portfolio in an effort to outperform its specific benchmark, such an approach might not be suitable for a portfolio given its investment objectives and related restrictions.
Fund of Funds Information Barrier. The Portfolio Manager for any Schwab fund or portfolio that invests in other Schwab or Laudus Funds (Underlying Affiliated Funds) must make investment decisions without taking into consideration, or being in possession of, material non-public information about the Underlying Affiliated Funds. Despite the Portfolio Manager’s intention to not receive material, non-public information, CSIM has established procedures to prevent the Portfolio Manager from having access to and trading on material, non-public information regarding Underlying Affiliated Funds. Under these procedures, the adviser monitors Schwab fund of funds' trading activity in Underlying Affiliated Funds, escalates breaches of information barriers and develops enhancements to information barriers as necessary. In the event that the Portfolio Manager comes into possession of material, non-public information about an Underlying Affiliated Fund, the Portfolio Manager’s ability to initiate transactions in that Underlying Affiliated Fund could potentially be restricted as a result of the Portfolio Manager’s possession of such information. The trading restriction could have an adverse effect on the ability of a portfolio managed by the Portfolio Manager to participate in any potential gains or avoid any potential losses in the restricted Underlying Affiliated Fund. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Compensation. During the most recent fiscal year, the Portfolio Manager’s compensation consisted of a fixed annual (base) salary and a discretionary bonus. The base salary is determined considering compensation payable for a similar position across the investment management industry and an evaluation of the individual Portfolio Manager’s overall performance such as the Portfolio Manager’s contribution to the investment process, good corporate citizenship, risk management and mitigation, and functioning as an active contributor to the firm’s success. The discretionary bonus is determined in accordance with the CSIM Equity and Fixed Income Portfolio Manager Incentive Plan (the Plan) as follows:
There are two independent funding components for the Plan:
•75% of the funding is based on equal weighting of Investment Fund Performance and Risk Management and Mitigation
•25% of the funding is based on Corporate results
Investment Fund Performance and Risk Management and Mitigation (75% weight)
Investment Fund Performance:
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At the close of the year, each portfolio’s performance will be determined by its 1-year, 1- and 2-year, or 1- and 3-year percentile standing (based on pre-tax return before expenses) within its designated benchmark, peer group, or category, depending on the strategy of the portfolio (i.e., whether the portfolio is passively or actively managed) using standard statistical methods approved by CSIM senior management. Investment Fund Performance measurements may be changed or modified at the discretion of the CSIM President and CSIM Chief Operating Officer. As each participant may manage and/or support a number of funds or portfolios, there may be several funds or portfolios considered in arriving at the incentive compensation funding.
Risk Management and Mitigation:
Risk Management and Mitigation will be rated by CSIM’s Chief Investment Officer, CSIM’s Head of Investment Risk, CSIM’s Chief Legal Officer, CSIM’s Chief Compliance Officer and CSIM’s Head of Operations Risk (or individuals with comparable responsibilities). Factors they will consider will include, but are not limited to:
•Balancing safety of portfolio principal with appropriate limits that provide investment flexibility given existing market conditions
•Making timely sell recommendations to avoid significant deterioration of value resulting from the weakening condition of the issuer
•Escalating operating events and errors for prompt resolution
•Identifying largest risks and actively discussing with management
•Accurately validating portfolio information disseminated to the public (e.g., Annual and Semi-Annual reports, portfolio fact sheets, portfolio prospectus)
•Executing transactions timely and without material trade errors that result in losses to the portfolios
•Ensuring ongoing compliance with prospectus and investment policy guidelines
•Minimizing portfolio compliance exceptions
•Actively following up and resolving compliance exceptions
Corporate Performance (25% weight)
The Corporate Bonus Plan is an annual bonus plan that provides discretionary awards based on the financial performance of The Charles Schwab Corporation (CSC) during the annual performance period. Quarterly advances may be paid for the first three quarters. Allocations are discretionary and aligned with CSC and individual performance. Funding for the Plan is determined at the conclusion of the calendar year. Funding will be capped at 200% of target.
At year-end, the full-year funding for both components of the Plan will be pooled together. The total pool is allocated to Plan participants by CSIM senior management based on their assessment of a variety of performance factors.
Factors considered in CSIM senior management’s allocation process will include objective and subjective factors that will take into consideration total performance and will include, but are not limited to:
•Portfolio performance relative to performance measure
•Risk management and mitigation
•Individual performance against key objectives
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•Contribution to overall group results
•Functioning as an active contributor to the firm’s success
•Team work
•Collaboration between Analysts and the Portfolio Manager
•Regulatory/Compliance management.
The Portfolio Manager's compensation is not based on the value of the assets held by a portfolio.
Ownership of Portfolio Shares. The Portfolio Manager did not beneficially own any shares of the portfolios as of December 31, 2015, the portfolios’ most recent fiscal year end. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the 1934 Act).
Brokerage Allocation And Other Practices
Portfolio Turnover
For reporting purposes, a portfolio’s portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the portfolio owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less (“short-term securities”) are excluded.
A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year.
High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a portfolio, and could involve realization of capital gains that would be taxable when distributed to shareholders of a portfolio. To the extent that portfolio turnover results in the realization of net short-term capital gains, such gains are ordinarily taxed to shareholders at ordinary income tax rates.
The portfolio turnover rate for each of the portfolios for the past two fiscal years is as follows:
Fund	2015	2014
Schwab VIT Balanced Portfolio	9%	14%
Schwab VIT Balanced with Growth Portfolio	7%	8%
Schwab VIT Growth Portfolio	7%	9%
Portfolio Holdings Disclosure
The Trust’s Board has approved policies and procedures that govern the timing and circumstances regarding the disclosure of fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding each portfolio’s securities is in the best interests of portfolio shareholders, and include procedures to address conflicts between the interests of the portfolios’ shareholders, on the one hand, and those of the portfolios’ investment adviser, principal underwriter or any affiliated person of the portfolio, its investment adviser or its principal underwriter, on the other. Pursuant to such procedures, the Board of Trustees has authorized the President of the Trust to authorize the release of the portfolio’s holdings, as necessary, in conformity with the foregoing principles.
The Board exercises on-going oversight of the disclosure of a portfolio’s holdings by overseeing the implementation and enforcement of the portfolio’s policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters. The Board of Trustees will receive periodic updates, at least annually, regarding entities that were authorized to be provided “early
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disclosure” (as defined below) of the portfolios’ portfolio holdings information and will periodically review any agreements that the Trust has entered into to selectively disclose portfolio holdings.
A complete list of each portfolio’s holdings is published on the Schwab Funds website at www.csimfunds.com/schwabfunds_prospectus, under “Prospectuses & Reports”, typically 60-80 days after the end of each portfolio’s fiscal quarter. The portfolio holdings information available on the portfolios’ website is the same that is filed with the SEC on Form N-Q or Form N-CSR. In addition, each portfolio provides on the website quarterly information regarding certain attributes of the portfolio, such as the portfolio’s top ten holdings, sector weightings, composition, credit quality and duration and maturity, as applicable. This information is generally updated within 5-25 days after the end of the fiscal quarter. The information on the website is publicly available to all categories of persons.
Each portfolio may disclose portfolio holdings information to certain persons and entities prior to and more frequently than the public disclosure of such information (“early disclosure”). The President of the trust may authorize early disclosure of portfolio holdings information to such parties at differing times and/or with different lag times provided that (a) the President of the trust determines that the disclosure is in the best interests of the portfolios and that there are no conflicts of interest between the portfolios’ shareholders and portfolios’ adviser and distributor; and (b) the recipient is, either by contractual agreement or otherwise by law, required to maintain the confidentiality of the information.
Portfolio holdings may be made available on a selective basis to ratings agencies, certain industry organizations, consultants and other qualified financial professionals when the President of the trust determines such disclosure meets the requirements noted above and serves a legitimate business purpose. Agreements entered into with such entities will describe the permitted use of portfolio holdings and provide that, among other customary confidentiality provisions: (i) the portfolio holdings will be kept confidential; (ii) the person will not trade on the basis of any material non-public information; and (iii) the information will be used only for the purpose described in the agreement.
The portfolios’ service providers including, without limitation, the investment adviser, distributor, custodian, fund accountant, transfer agent, counsel, auditor, proxy voting service provider, pricing information vendors, trade execution measurement vendors, securities lending agents, publisher, printer and mailing agent may receive disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the portfolios. The names of those service providers to whom the portfolios selectively disclose portfolio holdings information will be disclosed in this SAI. CSIM, Glass Lewis & Co., State Street, BBH and BFDS, as service providers to the portfolios, are currently receiving this information on a daily basis. RR Donnelley, as a service provider to the portfolios, is currently receiving this information on a quarterly basis. PwC and Schwab, as service providers to the portfolios, receive this information on an as-needed basis. Service providers are subject to a duty of confidentiality with respect to any portfolio holdings information they receive whether imposed by the confidentiality provisions of the service providers’ agreements with the Trust or by the nature of its relationship with the Trust. Although certain of the service providers are not under formal confidentiality obligations in connection with disclosure of portfolio holdings, a portfolio will not continue to conduct business with a service provider who the portfolio believes is misusing the disclosed information.
To the extent that a portfolio invests in an ETF, the Trust will, in accordance with exemptive orders issued by the SEC to ETF sponsors and the procedures adopted by the Board of Trustees, promptly notify the ETF in writing of any purchase or acquisition of shares of the ETF that causes the portfolio to hold (i) 5% or more of such ETF’s total outstanding voting securities, and (ii) 10% or more of such ETF’s total outstanding voting securities. In addition, CSIM will, upon causing a portfolio to acquire more than 3% of an open-end ETF’s outstanding shares, notify the open-end ETF of the investment.
The portfolios’ policies and procedures prohibit the portfolios, the portfolios’ investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.
The portfolios may disclose non-material information including commentary and aggregate information about the characteristics of a portfolio in connection with or relating to a portfolio or its portfolio securities to any person if such
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disclosure is for a legitimate business purpose, such disclosure does not effectively result in the disclosure of the complete portfolio securities of any portfolio (which can only be disclosed in accordance with the above requirements), and such information does not constitute material non-public information. Such disclosure does not fall within the portfolio securities disclosure requirements outlined above.
Whether the information constitutes material non-public information will be made on a good faith determination, which involves an assessment of the particular facts and circumstances. In most cases commentary or analysis would be immaterial and would not convey any advantage to a recipient in making a decision concerning a portfolio. Commentary and analysis include, but are not limited to, the allocation of a portfolio’s investment securities and other investments among various asset classes, sectors, industries, and countries, the characteristics of the stock components and other investments of a portfolio, the attribution of portfolio returns by asset class, sector, industry and country, and the volatility characteristics of a portfolio.
Portfolio Transactions
The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of the portfolios. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. A portfolio generally does not incur any commissions or sales charges when it invests in underlying Schwab Funds or Laudus Funds, but it may incur such costs if it invests directly in other types of securities or in unaffiliated funds. Purchases and sales of securities on a stock exchange, including ETF shares, or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Exchange fees may also apply to transactions effected on an exchange. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. The portfolios do not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices the portfolios pay to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which certain of the portfolios may invest are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the portfolios will primarily consist of dealer spreads and brokerage commissions.
The investment adviser seeks to obtain best execution for the portfolios’ transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; ability to facilitate short selling; provision of additional brokerage or research services or products; whether a broker guarantees that a portfolio will receive, on aggregate, prices at least as favorable as the closing prices on a given day when adherence to “market-on-close” pricing aligns with portfolio objectives; or whether a broker guarantees that a portfolio will receive the volume-weighted average price (VWAP) for a security for a given trading day (or portion thereof) when the investment adviser believes that VWAP execution is in a portfolio’s best interest. In addition, the investment adviser may have incentive sharing arrangements with certain unaffiliated brokers who guarantee market-on-close pricing: on a day when such a broker executes transactions at prices better, on aggregate, than market-on-close prices, that broker may receive, in addition to his or her standard commission, a portion of the net difference between the actual execution prices and corresponding market-on-close prices for that day.
The investment adviser may cause a portfolio to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: company financial data and economic data (e.g., unemployment, inflation rates and GDP
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figures), stock quotes, last sale prices and trading volumes, research reports analyzing the performance of a particular company or stock, narrowly distributed trade magazines or technical journals covering specific industries, products, or issuers, seminars or conferences registration fees which provide substantive content relating to eligible research, quantitative analytical software and software that provides analyses of securities portfolios, trading strategies and pre/post trade analytics, discussions with research analysts or meetings with corporate executives which provide a means of obtaining oral advice on securities, markets or particular issuers, short-term custody related to effecting particular transactions and clearance and settlement of those trades, lines between the broker-dealer and order management systems operated by a third party vendor, dedicated lines between the broker-dealer and the investment adviser’s order management system, dedicated lines providing direct dial-up service between the investment adviser and the trading desk at the broker-dealer, message services used to transmit orders to broker-dealers for execution, electronic communication of allocation instructions between institutions and broker-dealers, comparison services required by the SEC or another regulator (e.g., use of electronic confirmation and affirmation of institutional trades), exchange of messages among broker-dealers, custodians, and institutions related to a trade, post-trade matching of trade information, routing settlement instructions to custodian banks and broker-dealers’ clearing agents, software that provides algorithmic trading strategies, and trading software operated by a broker-dealer to route orders to market centers or direct market access systems. The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts, and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.
The investment adviser may receive a service from a broker or dealer that has both a “research” and a “non-research” use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions or spreads, while the investment adviser will use its own funds or other resources to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser and sub-advisers believe that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.
The investment adviser may purchase for the portfolios new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services, in accordance with applicable rules and regulations permitting these types of arrangements. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e) of the 1934 Act.
The investment adviser may place orders directly with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable the portfolios to trade directly with other institutional holders. At times, this may allow the portfolios to trade larger blocks than would be possible trading through a single market maker.
The investment adviser may aggregate securities sales or purchases among two or more portfolios. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected portfolio and is consistent with the terms of the investment advisory agreement for such portfolio. In any single transaction in which purchases and/or sales of securities of any issuer for the account of a portfolio are aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the portfolio.
In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the portfolios on securities exchanges, the investment adviser follows procedures, adopted by the portfolios’ Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.
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PROXY VOTING
The Board of Trustees has delegated the responsibility for voting proxies to CSIM. The Trustees have adopted CSIM’s Proxy Voting Policy and Procedures with respect to proxies voted on behalf of the various Schwab Funds’ portfolios. A description of CSIM’s Proxy Voting Policy and Procedures is included in APPENDIX – PROXY VOTING POLICY AND PROCEDURES.
The Trust is required to disclose annually a portfolio’s complete proxy voting record on Form N-PX. The Trust’s proxy voting record for the most recent 12 month period ended June 30th will be available by visiting the Schwab website at www.csimfunds.com/schwabfunds_prospectus. A portfolio’s Form N-PX will also be available on the SEC’s website at www.sec.gov.
Brokerage Commissions
For each of the last three fiscal years, the portfolios paid the following brokerage commissions.
Funds	2015	2014	2013
Schwab VIT Balanced Portfolio	$3,057	$4,823	$5,615
Schwab VIT Balanced with Growth Portfolio	$7,474	$8,866	$16,492
Schwab VIT Growth Portfolio	$8,502	$10,217	$19,172
Regular Broker-Dealers
A portfolio’s regular broker-dealers during its most recent fiscal year are: (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the portfolio; (2) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (3) the ten broker-dealers that sold the largest dollar amount of the portfolio’s shares. During the fiscal year ended December 31, 2015, the following portfolios purchased securities sold by the regular broker-dealers:
	Regular Broker Dealer	Value of Holdings
Schwab VIT Balanced Portfolio	Sumitomo Mitsui Banking Corp.	$497,647
	J.P. Morgan Securities LLC	$497,647
	Australia & New Zealand Banking Group Ltd.	$497,647
	Wells Fargo Securities LLC	$132,572
Schwab VIT Balanced with Growth Portfolio	Sumitomo Mitsui Banking Corp.	$1,161,816
	Mitsubishi UFJ Securities (USA), Inc.	$1,161,816
	Australia & New Zealand Banking Group Ltd.	$1,161,816
	J.P. Morgan Securities LLC	$537,273
Schwab VIT Growth Portfolio	Sumitomo Mitsui Banking Corp.	$1,214,161
	Mitsubishi UFJ Securities (USA), Inc.	$1,214,161
	Australia & New Zealand Banking Group Ltd.	$1,214,161
	J.P. Morgan Securities LLC	$250,920
Description Of The Trust
Each portfolio is a series of Schwab Annuity Portfolios, an open-end management investment company organized as a Massachusetts business trust on January 21, 1994.
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The portfolios may hold special shareholder meetings, which may cause the portfolios to incur non-routine expenses. These meetings may be called for purposes such as electing Trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.
Life and annuity insurance companies and their separate accounts are the record owners of portfolio shares. The portfolios understand that the life and annuity insurance companies will vote their shares in accordance with timely instructions received from contract owners who have allocated contract values to the portfolios, to the extent required by applicable laws.
The bylaws of the Trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.
The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations. There is a remote possibility that a portfolio could become liable for a misstatement in the prospectus or SAI about another portfolio.
As more fully described in the Declaration of Trust, the Trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof pursuant to elections made by the participating insurance companies. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.
Any series of the Trust may reorganize or merge with one or more other series of the Trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Trust’s Declaration of Trust and Amended and Restated Bylaws, without the approval of shareholders of any series.
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PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER
DOCUMENTS AND PRICING OF SHARES
Purchasing and Redeeming Shares of the Portfolios
You cannot purchase shares of the portfolios directly, but you may allocate account value under your variable contract to and from the portfolios in accordance with the terms of your variable contract. Please refer to the appropriate separate account prospectus for information on how to purchase units of a variable contract and how to select specific portfolios as investment options.
The portfolios have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a portfolio. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in “Pricing of Shares.” A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash. Please note that this ability to make in-kind redemptions may be effected by agreements made with participating insurance companies.
The portfolios are designed for long-term investing. Because short-term trading activities can disrupt the smooth management of a portfolio and increase its expenses, each portfolio reserves the right, in its sole discretion, to refuse any purchase or exchange order, or large purchase or exchange orders, including any purchase or exchange order which appears to be associated with short-term trading activities or “market timing.” Because market timing decisions to buy and sell securities typically are based on an individual investor’s market outlook, including such factors as the perceived strength of the economy or the anticipated direction of interest rates, it is difficult for a portfolio to determine in advance what purchase or exchange orders may be deemed to be associated with market timing or short-term trading activities. The portfolios and Schwab reserve the right to refuse any purchase or exchange order, including large orders that may negatively impact their operations. More information regarding the portfolios’ market timing policies is included in each portfolio’s prospectus.
Delivery of Shareholder Documents
Typically once a year, an updated prospectus will be mailed to shareholders describing each portfolio’s investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each portfolio’s performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called “householding.” If you want to receive multiple copies, you may write or call your portfolio at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by a fund or other date as communicated by the financial intermediary.
Pricing of Shares
Each business day, each portfolio calculates its share price, or NAV, as of the close of the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time). This means that NAVs are calculated using the values of a portfolio’s securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available or the investment adviser deems them to be unreliable are required to be valued at fair value using procedures approved by the Board of Trustees. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the portfolios reserve the right to treat such day as a business day and accept purchase and redemption orders and calculate their respective share prices as of the normally scheduled close of regular trading on the NYSE for that day.
Shareholders of portfolios that invest in foreign securities should be aware that because foreign markets are often open on weekends and other days when the portfolios are closed, the value of some of a portfolio’s securities may change
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on days when it is not possible to buy or sell shares of the portfolio. The portfolios use approved pricing sources to provide values for their portfolio securities. Current market values are generally determined by the approved pricing sources as follows: generally, securities traded on exchanges , excluding the NASDAQ National Market System, are valued at the last-quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices; generally, securities traded in the over-the-counter market are valued at the last reported sales price that day, or, if no sales are reported that day, at the mean between the bid and ask prices. Generally, securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. In addition, securities that are primarily traded on foreign exchanges are generally valued at the official closing price or last sales price on the exchange where the securities are primarily traded with these values then translated into U.S. dollars at the current exchange rate. Fixed income securities normally are valued based on valuations provided by approved pricing sources. Securities may be fair valued pursuant to procedures approved by the portfolios’ Board of Trustees when a security is delisted or its trading is halted or suspended; when approved pricing sources do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the portfolios pursuant to the procedures.
In accordance with the 1940 Act, the underlying funds in which the portfolios invest are valued at their respective net asset values as determined by those funds. The underlying funds that are money market funds may value their portfolio securities based on the value or amortized cost method. The underlying funds value their portfolio securities based on market quotes if they are readily available.
Taxation
This discussion of federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Federal Tax Information for the Portfolios
For a discussion of the tax status of a particular insurance contract and the tax consequences of ownership of such a contract, refer to the appropriate variable contract prospectus. Shares of the portfolios are available only through separate accounts of participating insurance companies and plans.
It is each portfolio’s policy to qualify for taxation as a RIC by meeting the requirements of Subchapter M of the Internal Revenue Code. By qualifying as a RIC, each portfolio expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a portfolio does not qualify as a RIC under the Internal Revenue Code, it will be subject to federal income tax on its net investment income and any net realized capital gains. In addition, each portfolio could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.
Each portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust’s other portfolios. Each portfolio intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a portfolio must, among other requirements, distribute annually to its shareholders an amount at least equal to the sum of 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and 90% of its net tax-exempt income. Among these requirements are the following: (i) at least 90% of a portfolio’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of a portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a portfolio’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a portfolio’s taxable year,
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not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers and which are engaged in the same, similar, or related trades or businesses if the portfolio owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.
Certain master limited partnerships may qualify as “qualified publicly traded partnerships” for purposes of the Subchapter M Internal Revenue Code diversification rules described above. To do so, the master limited partnership must satisfy two requirements during the taxable year. First, the interests of such partnership either must be traded on an established securities market or must be readily tradable on a secondary market (or the substantial equivalent thereof). Second, the partnership must meet the 90% gross income requirements for the exception from treatment as a corporation with gross income other than income consisting of dividends, interest, payments with respect to securities loans, or gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock securities or currencies.
The portfolios should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all of their income and gains each calendar year so long as their only shareholders are certain retirement plans or segregated asset accounts of life insurance companies held in connection with variable annuity contracts or life insurance policies described in Section 817(d) of the Internal Revenue Code or certain other tax-exempt entities.
Internal Revenue Service regulations applicable to separate accounts generally require that portfolios that serve as the funding vehicles for separate accounts invest no more than 55% of the value of their total assets in one investment, 70% in two investments, 80% in three investments and 90% in four investments.
Alternatively, a portfolio will be treated as meeting these requirements for any quarter of its taxable year if, as of the close of such quarter, the portfolio meets the diversification requirements applicable to regulated investment companies and no more than 55% of the value of its total assets consists of cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies.
The portfolios intend to meet these requirements. Internal Revenue Service regulations also limit the types of investors that may invest in such a portfolio. The portfolios intend to meet this limitation by offering shares only to participating insurance companies and their separate accounts in connection with the purchase of contracts and variable life insurance policies and to certain qualified benefit plans.
A portfolio’s transactions in futures contracts, forward contracts, foreign currency exchange transactions, options and certain other investment and hedging activities may be restricted by the Internal Revenue Code and are subject to special tax rules. In a given case, these rules may accelerate income to a portfolio, defer its losses, cause adjustments in the holding periods of the portfolio’s assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the portfolio's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each portfolio will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of a portfolio and its shareholders.
Each portfolio may invest in a non-U.S. corporation that could be treated as a passive foreign investment company (PFIC) or become a PFIC under the Internal Revenue Code. In addition, an underlying fund of the portfolio may invest in non-U.S. corporations that could be treated as PFICs or become PFICs. The direct or indirect investment in PFICs could result in adverse tax consequences upon the disposition of, or the receipt of “excess distributions” with respect to, such equity investments. To the extent the portfolio (or an underlying fund) does invest in a PFIC, it may elect to treat the PFIC as a “qualified electing fund” or mark-to-market its investments in PFICs annually. In either case, the portfolio (or the underlying fund) may be required to distribute amounts in excess of realized income and gains. To the extent the portfolio (or an underlying fund) does invest in foreign securities that are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the portfolio’s shareholders. Therefore, the payment of this tax would reduce the portfolio’s economic return from its PFIC shares, and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.
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An underlying fund may invest in a subsidiary that is expected to provide exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code. Historically, the Internal Revenue Service (IRS) has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Internal Revenue Code. However, an underlying fund is not able to rely on private letter rulings issued to other taxpayers. Additionally, the IRS has suspended the granting of such private letter rulings, pending review of its position on this matter. The tax treatment of an underlying fund’s investments in such a subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS (which may be retrospective) that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code. If the IRS were to successfully assert that an underlying fund’s income from such an investment was not “qualifying income”, such underlying fund might fail to qualify as a RIC if over 10% of its gross income was derived from these investments. If an underlying fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders and other adverse consequences could be applicable.
The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the portfolios. No attempt is made to present a complete explanation of the federal tax treatment of the portfolios’ activities, and this discussion must be read in conjunction with the discussion in the prospectuses and/or statements of additional information for the applicable insurance and annuity contracts. It is not intended as a substitute for careful tax planning, and does not discuss the taxation of insurance companies or the taxation of holders of variable contracts. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the insurance and annuity contracts and the holders thereof.
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APPENDIX – RATINGS Of Investment Securities
From time to time, each portfolio may report the percentage of its assets which fall into the rating categories set forth below.
BONDS
Moody’s Investors Service
Aaa	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment at some time in the future.
Baa	Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
STANDARD & POOR’S CORPORATION
Investment Grade
AAA	Debt rated ‘AAA’ has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA	Debt rated ‘AA’ has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.
A	Debt rated ‘A’ has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
BBB	Debt rated ‘BBB’ is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
Speculative Grade
Debt rated ‘BB’ and ‘B’ is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
BB	Debt rated ‘BB’ has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The ‘BB’ rating category is also used for debt subordinated to senior debt that is assigned an actual or implied ‘BBB-’ rating.
B	Debt rate ‘B’ has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The ‘B’ rating category also is used for debt subordinated to senior debt that is assigned an actual or implied ‘BB’ or ‘BB-rating.
Fitch, Inc.
Investment Grade Bond
AAA	Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA	Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated ‘AAA’. Because bonds rated in the ‘AAA’ and ‘AA’ categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated ‘F-1+’.
A	Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB	Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
Speculative Grade Bond
BB	Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B	Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Dominion Bond Rating Service
Bond and Long Term Debt Rating Scale
As is the case with all DBRS rating scales, long term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. DBRS ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every DBRS rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.
AAA: Highest Credit Quality
AA: Superior Credit Quality
A: Satisfactory Credit Quality

BBB: Adequate Credit Quality
BB: Speculative
B: Highly Speculative

CCC: Very Highly Speculative
CC: Very Highly Speculative
C: Very Highly Speculative
“AAA” Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.
“AA” Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

“A” Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.
“BBB” Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.
“BB” Bonds rated “BB” are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.
“B” Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC” / “CC” / “C” Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated “B”. Bonds rated below “B” often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the “C” to “CCC” categories, with “CC” and “C” normally used to lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.
“D” This category indicates Bonds in default of either interest or principal.
(“high”, “low”) grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.
COMMERCIAL PAPER AND SHORT-TERM DEBT RATING SCALE
Dominion Bond Rating Service
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner. DBRS ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every DBRS rating is based on quantitative and qualitative considerations which are relevant for the borrowing entity.
R-1: Prime Credit Quality
R-2: Adequate Credit Quality
R-3: Speculative
All three DBRS rating categories for short term debt use “high”, “middle” or “low” as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area, as this is where ratings for active borrowers in Canada continue to be heavily concentrated.
“R-1 (high)” Short term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.
“R-1 (middle)” Short term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition which DBRS has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.
“R-1 (low)” Short term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.
“R-2 (high)”, “R-2 (middle)”, “R-2 (low)” Short term debt rated “R-2” is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the “R-2” classification are not as strong as those in the “R-1” category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an “R-1 credit”. Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.
“R-3 (high)”, “R-3 (middle)”, “R-3 (low)” Short term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.
SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS
Moody’s Investors Service
Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-3 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.
Standard & Poor’s Corporation
An S&P SP-1 rating indicates that the subject securities’ issuer has a strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P’s determination that an issuer has a satisfactory capacity to pay principal and interest is denoted by an SP-2 rating.
Fitch, Inc.
Obligations supported by the highest capacity for timely repayment are rated F1+. An F1 rating indicates that the obligation is supported by a very strong capacity for timely repayment. Obligations rated F2 are supported by a good capacity for timely repayment, although adverse changes in business, economic, or financial conditions may affect this capacity.
COMMERCIAL PAPER
Moody’s Investors Service
Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.
Standard & Poor’s Corporation
A Standard & Poor’s Corporation (“S&P”) A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.
Fitch, Inc.
F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

Charles Schwab Investment Management, Inc.
The Charles Schwab Family of Funds
Schwab Investments
Schwab Capital Trust
Schwab Annuity Portfolios
Laudus Trust
Schwab Strategic Trust

PROXY VOTING POLICY AND PROCEDURES
AS OF MARCH, 2016

I.	INTRODUCTION
Charles Schwab Investment Management, Inc. (“CSIM”), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies and other clients for which it provides discretionary investment management services. CSIM’s Proxy Committee exercises and documents CSIM’s responsibility with regard to voting of client proxies (the “Proxy Committee”). The Proxy Committee is composed of representatives of CSIM’s Fund Administration, Portfolio Management, and Legal Departments, and chaired by CSIM’s Chief Investment Officer, Equities or his/her delegate. The Proxy Committee reviews and may amend periodically these policies. The policies stated in these Proxy Voting Policy and Procedures (the “Proxy Policies”) pertain to all of CSIM’s clients.
The Boards of Trustees (the “Board”) of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (“Schwab Funds”), Laudus Trust (“Laudus Funds”) and Schwab Strategic Trust (“Schwab ETFs”; collectively with the Schwab Funds and Laudus Funds, the “Funds”) have delegated the responsibility for voting proxies to CSIM through their respective investment advisory agreements. The Board has adopted these Proxy Policies with respect to proxies voted on behalf of the various series of the Schwab Funds, Laudus Funds, and Schwab ETFs. CSIM will present amendments to the Board for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend these Proxy Policies between regular Schwab Funds, Laudus Funds and Schwab ETFs Board meetings. In such cases, the Board will be asked to ratify any changes at the next regular meeting of the Board.
To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Glass Lewis & Co. (“Glass Lewis”) as an expert in the proxy voting and corporate governance area. The services provided by Glass Lewis include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping. CSIM may also retain additional experts in the proxy voting and corporate governance area.
The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares to seek to maximize the value of that particular holding.
II.	PHILOSOPHY
CSIM believes that its role as a fiduciary is of utmost importance. In voting proxy ballots, CSIM’s ultimate objective is to maximize the value of our clients’ investments by protecting the long-term best interests of shareholders. CSIM believes that directors, as shareholders’ elected representatives, are best positioned to oversee the management of companies in which CSIM’s clients invest, thereby promoting and protecting its clients’ long-term interests. Therefore, CSIM will generally support a board of directors’ recommendations unless concerns arise, such as the board’s performance, accountability or management of conflicts of interests.

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CSIM invests on behalf of its clients in companies domiciled all over the world. Since corporate governance standards and best practices differ by country and jurisdiction, the market context is taken into account in the analysis of proposals. Furthermore, there are instances where CSIM may determine that voting is not in the best interests of its clients (typically due to costs or to trading restrictions) and will refrain from submitting votes.
III.	PROXY VOTING GUIDELINES
The Proxy Committee receives and reviews Glass Lewis’ written proxy voting policies and procedures (“Glass Lewis’ Proxy Policies”). Positions on proposals are evaluated by the Proxy Committee in the long-term best interests of shareholders. Below is a description of CSIM’s guidelines on key proposals for votes on U.S. and Canadian companies. In other circumstances, CSIM generally will utilize the Glass Lewis’ Proxy Policies (which are posted on the Funds’ website).
A.	DIRECTORS AND AUDITORS
i.	Directors
As a starting point, CSIM expects the board to be composed of a majority of independent directors and to be responsive to shareholders. CSIM also expects directors that serve on a company’s nominating, compensation or audit committee to be independent.
Factors that may result in a vote against one or more directors:
•   The board is not majority independent
•   Non-independent directors serve on the nominating, compensation or audit committees
•   Director recently failed to attend at least 75% of meetings or serves on an excessive number of publically traded company boards
•   Directors approved executive compensation schemes that appear misaligned with shareholders’ interests
•   Director recently acted in a manner inconsistent with these Proxy Policies or failed to be responsive to concerns of a majority of shareholders
ii.	Auditors
CSIM typically supports the ratification of auditors unless CSIM believes that the auditors’ independence may have been compromised.
Factors that may result in a vote against the ratification of auditors:
•   Audit-related fees are less than half of the total fees paid by the company to the audit firm
•  A recent material restatement of annual financial statements
B.	BOARD MATTERS
i.	Classified Boards
CSIM generally defers to management’s recommendation for classified board proposals unless CSIM has particular concerns regarding the board’s accountability or responsiveness to shareholders.
Factors that may result in a vote supporting a shareholder proposal to de-classify a board:
•   The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings
•   The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting

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•   The company had material financial statement restatements
•   The company’s board adopted a shareholder rights plan (also known as a “Poison Pill”) during the past year and did not submit it to shareholders for approval
ii.	Majority Voting
CSIM generally supports majority voting proposals when they call for plurality voting standards in contested elections.
iii.	Cumulative Voting
CSIM typically supports the concept of voting rights being proportional to shareholders’ economic stake in the company. Therefore, CSIM will generally not support cumulative voting proposals unless the company has a controlling shareholder or shareholder group and has plurality voting standards.
iv.	Proxy Access
CSIM typically does not support proxy access proposals unless CSIM has particular concerns regarding the board’s accountability or responsiveness to shareholders.
Factors that may result in a vote supporting proxy access:
•   The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings
•   The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting
•   The company had material financial statement restatements
•   The company’s board adopted a Poison Pill during the past year and did not submit it to shareholders for approval
v.	Independent Chair
CSIM believes that the board is typically best positioned to determine its leadership structure. Therefore, CSIM will typically not support proposals requiring an independent chair unless CSIM has concerns regarding the board’s accountability or responsiveness to shareholders.
Factors that may result in a vote supporting a shareholder proposal requiring an independent chair:
•   The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings
•   The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting
•   The company had material financial statement restatements
•   The company’s board adopted a Poison Pill during the past year and did not submit it to shareholders for approval
C.	COMPENSATION
i.	Advisory Vote on Executive Compensation and Frequency
CSIM generally supports advisory votes on executive compensation (also known as “Say-On-Pay”) when the compensation scheme appears aligned with shareholder economic interests and lacks problematic features.
Factors that may result in a vote against Say-On-Pay:

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•   Executive compensation is out of line with industry peers considering the company’s performance over time
•   Executive compensation plan includes significant guaranteed bonuses or has a low amount of compensation at risk
•   Executive compensation plan offers excessive perquisites, tax-gross up provisions, or golden parachutes
CSIM typically supports annual advisory votes on executive compensation.
ii.	Equity Compensation Plans
CSIM generally supports stock-based compensation plans when they do not overly dilute shareholders by providing participants with excessive awards and lack problematic features.
Factors that may result in a vote against Equity Compensation Plans:
•   Plan’s total potential dilution appears excessive
•   Plan’s burn rate appears excessive compared to industry peers
•   Plan allows for the re-pricing of options without shareholder approval
•   Plan has an evergreen feature
iii.	Employee Stock Purchase Plans
CSIM supports the concept of broad employee participation in a company’s equity. Therefore, CSIM typically supports employee stock purchase plans when the shares can be purchased at 85% or more of the shares’ market value.
iv.	Re-price/Exchange Option Plans
CSIM generally only supports management’s proposals to re-price options when the plan excludes senior management and directors, does not excessively dilute shareholders, and the company has not significantly underperformed its industry peers over time.
D.	ANTI-TAKEOVER
i.	Shareholder Rights Plans (“Poison Pills”)
Poison Pills constrain a potential acquirer’s ability to buy shares in a company above a certain threshold without the approval of the company’s board of directors. While a Poison Pill may help a company in achieving a higher bid, it may also entrench the incumbent management and board. CSIM believes that shareholders should have the right to approve a Poison Pill within a year of its adoption. CSIM generally votes against Poison Pills that do not have safeguards to protect shareholder interests.
Factors that may result in a vote against Poison Pills:
•   Plan does not expire in a relatively short time horizon
•   Plan does not have a well-crafted permitted bid or qualified offer feature that mandates shareholder votes in certain situations
•   Plan automatically renews without shareholder approval
•   Company’s corporate governance profile
ii.	Right to Call Special Meeting
CSIM generally votes against the right of shareholders to call a special meeting unless the threshold to call a special meeting is 25% or more of shares outstanding to avoid wasting corporate resources.

4

iii.	Right to Act by Written Consent
CSIM generally votes against the right of shareholders to act by written consent if the company already offers shareholders the right the call special meetings. CSIM expects appropriate mechanisms for implementation, including that the threshold to call a special meeting is 25% or more of shares outstanding.
iv.	Supermajority Voting
CSIM generally supports the concept of simple majority standards to pass proposals.
E.	CAPITAL STRUCTURE, MERGERS AND ACQUISITIONS
i.	Increase in Authorized Common Shares
CSIM typically supports proposals to increase the authorized shares unless the company does not sufficiently justify the need for the use of the proposed shares.
ii.	Preferred Shares
CSIM generally supports proposals to create a class of preferred shares with specific voting, dividend, conversion and other rights.
iii.	Mergers and Acquisitions
CSIM generally supports transactions that appear to maximize shareholder value. In assessing the proposals, CSIM considers the proposed transaction’s strategic rationale, the offer premium, the board’s oversight of the sales process, and other pertinent factors.
F.	ENVIRONMENTAL AND SOCIAL PROPOSALS
Environmental and Social shareholder proposals typically request companies to change their business practices or to enhance their disclosures. CSIM believes that in most instances, the board is best positioned to evaluate the impact of these proposals on the company’s business. Therefore, CSIM generally defers to the board’s recommendation unless the proposal has successfully articulated a demonstrable tangible economic impact on shareholder value.
i.	Political Contribution Proposals
CSIM expects the board of directors to have an oversight process for political contributions and lobbying proposals. CSIM generally votes against political contribution shareholder proposals unless there is no evidence of board oversight.
IV.	ADMINISTRATION
A.	CONFLICTS OF INTERESTS
With respect to proxies of an underlying affiliated Fund, the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of such Fund (i.e., “echo vote”), unless otherwise required by law. When required by law or applicable exemptive order, the Proxy Committee will also “echo vote” proxies of an unaffiliated mutual fund or exchange traded fund (“ETF”). For example, certain exemptive orders issued to the Funds by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the Funds, under certain circumstances, to “echo vote” proxies of registered investment companies that serve as underlying investments of the Funds.

5

In addition, with respect to holdings of The Charles Schwab Corporation (“CSC”) (ticker symbol: SCHW), the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of CSC (i.e., “echo vote”), unless otherwise required by law.
Other than proxies that will be “echo voted”, proxy issues that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM’s clients will be delegated to Glass Lewis to be voted in accordance with CSIM’s Proxy Voting Guidelines.
B.	FOREIGN SECURITIES/SHAREBLOCKING
CSIM has arrangements with Glass Lewis for the execution of proxy votes. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:
•   proxy statements and ballots written in a foreign language;
•   untimely and/or inadequate notice of shareholder meetings;
•   restrictions of foreigner’s ability to exercise votes;
•   requirements to vote proxies in person;
•   requirements to provide local agents with power of attorney to facilitate CSIM’s voting instructions.
In consideration of the foregoing issues, Glass Lewis uses its best efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote. In addition, certain foreign countries impose restrictions on the sale of securities for a period of time before and/or after the shareholder meeting. To avoid these trading restrictions, the Proxy Committee instructs Glass Lewis not to vote such foreign proxies.
C.	SECURITIES LENDING
Certain of the Funds enter into securities lending arrangements with lending agents to generate additional revenue for their portfolios. In securities lending arrangements, any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the lender retains the right to recall a security and may then exercise the security’s voting rights. In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date. CSIM will use its best efforts to recall a Fund’s securities on loan and vote such securities’ proxies if (a) the proxy relates to a special meeting of shareholders of the issuer (as opposed to the issuer's annual meeting of shareholders), or (b) the Fund owns more than 5% of the outstanding shares of the issuer. Further, it is CSIM's policy to use its best efforts to recall securities on loan and vote such securities’ proxies if CSIM determines that the proxies involve a material event affecting the loaned securities. CSIM may utilize third-party service providers to assist it in identifying and evaluating whether an event is material. CSIM may also recall securities on loan and vote such securities’ proxies in its discretion.
D.	SUB-ADVISORY RELATIONSHIPS
Where CSIM has delegated day-to-day investment management responsibilities to an investment sub-adviser, CSIM may (but generally does not) delegate proxy voting responsibility to such investment sub-adviser. Each sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to

6

delegating the proxy voting responsibility, CSIM will review each sub-adviser’s proxy voting policy to determine whether it believes that each sub-adviser’s proxy voting policy is generally consistent with the maximization of the value of CSIM’s clients’ investments by protecting the long-term best interest of shareholders.
E.	REPORTING AND RECORD RETENTION
CSIM will maintain, or cause Glass Lewis to maintain, records that identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients’ proxy voting records and procedures.
CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.

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Schwab Annuity Portfolios
PEA No. 42
Part C: Other Information
ITEM 28.	EXHIBITS.
(a)	Agreement and Declaration of Trust, dated January 21, 1994, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on February 27, 1998 (hereinafter referred to as “PEA No. 7”).

(b)	Amended and Restated Bylaws, dated November 16, 2004, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on February 17, 2005 (hereinafter referred to as “PEA No. 18”).

(c)(i)	Article III, Sections 4 and 5; Article IV, Section 1; Article V; Article VIII, Section 4; and Article IX, Sections 1, 4, and 7 of the Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1 of PEA No. 7.

(c)(ii)	Article 9 and Article 11 of the Amended and Restated Bylaws are incorporated herein by reference to Exhibit (b) PEA No. 18.

(d)(i)	Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (the “Investment Adviser”), dated June 15, 1994, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on April 30, 1997.

(d)(ii)	Amended Schedules A and B, dated March 3, 2012, to Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, are incorporated herein by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on March 5, 2012, (hereinafter referred to as “PEA No. 31”).

(d)(iii)	Amended Schedule B, dated February 8, 2013, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated January 1, 2007 is incorporated herein by reference to Exhibit (d)(iii) of Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on April 26, 2013.

(d)(iv)	Letter of Agreement between Registrant and Investment Adviser, dated April 30, 2015, is incorporated herein by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on April 29, 2015, (hereinafter referred to as “PEA No. 39”).

(d)(v)	Expense Limitation Agreement, dated March 3, 2012, between the Investment Adviser, Charles Schwab & Co., Inc. (“Schwab”) and the Registrant on behalf of Schwab VIT Balanced Portfolio, Schwab VIT Balanced with Growth Portfolio and Schwab VIT Growth Portfolio is incorporated herein by reference to Exhibit (d)(v) of PEA No. 31.

(e)(i)	Distribution Agreement, dated March 29, 1994, between Registrant and Schwab, is incorporated herein by reference to Exhibit 6(a) of PEA No. 7.

(e)(ii)	Amended Schedule A to Distribution Agreement between Registrant and Schwab, dated March 29, 1994, is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on September 9, 1996 (hereinafter referred to as “PEA No. 5”).

(e)(iii)	Amended Schedule A, dated March 3, 2012, to Distribution Agreement between Registrant and Schwab, dated March 29, 1994, is incorporated herein by reference to Exhibit (e)(iii) of PEA No. 31.

(f)	Inapplicable.

(g)(i)	Amended and Restated Master Custodian Agreement, dated October 17, 2005, between Registrant and State Street Bank and Trust Company on behalf of Schwab Money Market Portfolio, is incorporated herein by reference to Exhibit (g)(i) Post-Effective Amendment No. 20 to Registrant's Registrations Statement on Form N-1A (File No. 811-8314, electronically filed with the SEC on April 26, 2006 (hereinafter referred to as “PEA No. 20”).

(g)(ii)	Custodian Agreement dated April 1, 2007, between Registrant and Brown Brothers Harriman & Co., Inc., is incorporated herein by reference to Exhibit (g)(ix) of PEA No. 31.

(g)(iii)	Amended Schedule I, dated March 3, 2012, to the Custodian Agreement between Registrant and Brown Brothers Harriman & Co., Inc. is, is incorporated herein by reference to Exhibit (g)(x) of PEA No. 31.

ITEM 28.	EXHIBITS.
(g)(iv)	Transfer Agency and Service Agreement, dated July 1 2009, between Registrant and Boston Financial Data Services, Inc., is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on February 9, 2010.

(g)(v)	Amended Schedule A, dated March 3, 2012, to the Transfer Agency and Service Agreement, dated July 1, 2009, between Registrant and Boston Financial Data Services, Inc., is incorporated herein by reference to Exhibit (g)(xi) to PEA No. 31.

(g)(vi)	Shareholder Service Agreement, dated March 29, 1994, between Registrant and Schwab, is incorporated herein by reference to Exhibit 8(i) of PEA No. 7.

(g)(vii)	Amended Schedules A, B and C, dated March 29, 2013, to the Shareholder Service Agreement between Registrant and Schwab, dated March 29, 1994, is incorporated herein by reference to Exhibit (g)(vii) to PEA No. 39.

(g)(viii)	Master Accounting Services Agreement between Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (q)(x) of PEA No. 20.

(g)(ix)	Amended Appendix A, dated March 3, 2012 to the Master Accounting Services Agreement, dated October 1, 2005, between Registrant and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (g)(xii) to PEA No. 31.

(h)	License Agreement, dated August 1, 1996, between Registrant and Standard & Poor's Corporation, is incorporated herein by reference to Exhibit 9 of PEA No. 5.

(i)	Opinion and Consent of Counsel is filed herein as Exhibit (i).

(j)(i)	Consent of Independent Registered Public Accounting Firm is filed herein as Exhibit (j)(i).

(j)(ii)	Power of Attorney executed by Walter W. Bettinger II, dated January 1, 2016 is incorporated herein by reference to Exhibit (j)(ii) of Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on February 12, 2016 (hereinafter referred to as “PEA No. 41”).

(j)(iii)	Power of Attorney executed by Marie A. Chandoha, dated January 1, 2016 is incorporated herein by reference to Exhibit (j)(iii) of PEA No. 41.

(j)(iv)	Power of Attorney executed by Joseph R. Martinetto, dated January 1, 2016 is incorporated herein by reference to Exhibit (j)(iv) of PEA No. 41.

(j)(v)	Power of Attorney executed by Robert W. Burns, dated January 1, 2016 is incorporated herein by reference to Exhibit (j)(v) of PEA No. 41.

(j)(vi)	Power of Attorney executed by John F. Cogan, dated January 1, 2016 is incorporated herein by reference to Exhibit (j)(vi) of PEA No. 41.

(j)(vii)	Power of Attorney executed by Stephan Timothy Kochis, dated January 1, 2016 is incorporated herein by reference to Exhibit (j)(vii) of PEA No. 41.

(j)(viii)	Power of Attorney executed by David L. Mahoney, dated January 1, 2016 is incorporated herein by reference to Exhibit (j)(viii) of PEA No. 41.

(j)(ix)	Power of Attorney executed by Kiran M. Patel, dated January 1, 2016 is incorporated herein by reference to Exhibit (j)(ix) of PEA No. 41.

(j)(x)	Power of Attorney executed by Kimberly S. Patmore, dated January 1, 2016 is incorporated herein by reference to Exhibit (j)(x) of PEA No. 41.

(j)(xi)	Power of Attorney executed by Charles A. Ruffel, dated January 1, 2016 is incorporated herein by reference to Exhibit (j)(xi) of PEA No. 41.

(j)(xii)	Power of Attorney executed by Gerald B. Smith, dated January 1, 2016 is incorporated herein by reference to Exhibit (j)(xii) of PEA No. 41.

(j)(xiii)	Power of Attorney executed by Joseph H. Wender, dated January 1, 2016 is incorporated herein by reference to Exhibit (j)(xiii) of PEA No. 41.

(j)(xiv)	Power of Attorney executed by Mark D. Fischer, dated January 1, 2016 is incorporated herein by reference to Exhibit (j)(xiv) of PEA No. 41.

(k)	Inapplicable.

ITEM 28.	EXHIBITS.

(l)(i)	Purchase Agreement, dated March 17, 1994, between Registrant and Schwab relating to Schwab Money Market Portfolio is incorporated herein by reference to Exhibit 13(a) of PEA No. 7.

(l)(ii)	Purchase Agreement, dated August 5, 1996, between Registrant and Schwab relating to Schwab Asset Director®-High Growth Portfolio and Schwab S&P 500 Portfolio is incorporated herein by reference to Exhibit 13(b) of PEA No. 5.

(m)	Inapplicable.

(n)	Inapplicable.

(o)	Inapplicable.

(p)	Registrant, Investment Adviser, and Schwab Code of Ethics, dated June 14, 2013, is incorporated herein by reference to Exhibit (p) of Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314), electronically filed with the SEC on April 25, 2014.
ITEM 29.        PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
The Board of Trustees of the Registrant is identical to the boards of trustees of The Charles Schwab Family of Funds, Schwab Investments, Schwab Strategic Trust, Schwab Capital Trust and Laudus Trust. Each such trust has Charles Schwab Investment Management, Inc. as its investment adviser. In addition, the officers of the Registrant are also identical to those of each such other trust, with the exception of the Chief Legal Officer and Secretary/Clerk. As a result, the above-named trusts may be deemed to be under common control with the Registrant. Nonetheless, the Registrant takes the position that it is not under common control with such other trusts because the power residing in the respective trusts’ boards and officers arises as a result of an official position with each such trust.
ITEM 30.        INDEMNIFICATION.
Article VIII of Registrant’s Agreement and Declaration of Trust (Exhibit (a) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.
Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
ITEM 31.        BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
Registrant’s investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Strategic Trust and Laudus Trust, each an open-end management investment company. The principal place of business of the investment adviser is 211 Main Street, San Francisco, California 94105. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Strategic Trust, investment adviser of Laudus Trust and any other investment companies that Schwab may sponsor in the future, and an investment adviser to certain non-investment company clients.
The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser (CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below.

Name and Position with Adviser	Name of Other Company	Capacity
Charles R. Schwab, Chairman and Director	Charles Schwab & Co., Inc.	Chairman and Director
	Charles Schwab Bank	Chairman and Director
	The Charles Schwab Corporation	Chairman and Director
	Schwab Holdings, Inc.	Chairman, Chief Executive Officer and Director
	Schwab International Holdings, Inc.	Chairman and Chief Executive Officer
	Schwab (SIS) Holdings, Inc. I	Chairman and Chief Executive Officer
	Charles Schwab Foundation	Director
	JustAnswer Corp.	Director
	Museum of American Finance	Advisory Board
	San Francisco Museum of Modern Art	Board of Trustees
	Charles and Helen Schwab Foundation	Director

Marie Chandoha, Director, President and Chief Executive Officer	Schwab Funds	Trustee, President and Chief Executive Officer
	Laudus Funds	Trustee, President and Chief Executive Officer
	Schwab ETFs	Trustee, President and Chief Executive Officer
	Charles Schwab Worldwide Funds, plc	Director
	Charles Schwab Asset Management (Ireland) Limited	Director

Omar Aguilar, Senior Vice President and Chief Investment Officer – Equities	Schwab Funds	Senior Vice President and Chief Investment Officer – Equities
	Laudus Funds	Senior Vice President and Chief Investment Officer – Equities
	Schwab ETFs	Senior Vice President and Chief Investment Officer – Equities

Brett Wander, Senior Vice President and Chief Investment Officer – Fixed Income	Schwab Funds	Senior Vice President and Chief Investment Officer – Fixed Income
	Laudus Funds	Senior Vice President and Chief Investment Officer – Fixed Income
	Schwab ETFs	Senior Vice President and Chief Investment Officer – Fixed Income

David Lekich, Chief Counsel and Senior Vice President	Charles Schwab & Co., Inc.	Senior Vice President and Associate General Counsel
	Schwab Funds	Secretary and Chief Legal Officer
	Laudus Funds	Vice President and Assistant Clerk
	Schwab ETFs	Secretary and Chief Legal Officer

Michael Hogan, Chief Compliance Officer	Schwab Funds	Chief Compliance Officer
	Schwab ETFs	Chief Compliance Officer
	Laudus Funds	Chief Compliance Officer

Name and Position with Adviser	Name of Other Company	Capacity
	Charles Schwab & Co., Inc.	Senior Vice President and Chief Compliance Officer

George Pereira, Senior Vice President, Chief Financial Officer and Chief Operating Officer	Schwab Funds	Senior Vice President and Chief Operating Officer
	Laudus Funds	Senior Vice President and Chief Operating Officer
	Schwab ETFs	Senior Vice President and Chief Operating Officer
	Charles Schwab Worldwide Funds, plc	Director
	Charles Schwab Asset Management (Ireland) Limited	Director
ITEM 32.        PRINCIPAL UNDERWRITERS.
Schwab acts as principal underwriter and distributor of Registrant’s shares. Schwab also acts as principal underwriter for The Charles Schwab Family of Funds, Schwab Capital Trust and Schwab Investments and may act as such for any other investment company which Schwab may sponsor in the future.
Information with respect to Schwab’s directors and officers is as follows:
Name	Position and Offices with the Underwriter	Position and Offices with the Registrant
Charles R. Schwab	Chairman and Director	None
Walter W. Bettinger II	President, Chief Executive Officer and Director	Chairman and Trustee
Steven H. Anderson	Executive Vice President, Schwab Retirement Plan Services	None
Ron Carter	Executive Vice President, Operational Services	None
Bernard J. Clark	Executive Vice President and Head of Advisor Services	None
Jonathan M. Craig	Executive Vice President and Chief Marketing Officer	None
Peter B. Crawford	Executive Vice President, Finance	None
David R. Garfield	Executive Vice President, General Counsel and Corporate Secretary	None
G. Andrew Gill	Executive Vice President, Client Solutions	None
Lisa Kidd Hunt	Executive Vice President, International Services and Business Development	None
Terri R. Kallsen	Executive Vice President, Investor Services	None
Mitch Mantua	Executive Vice President, Internal Audit	None
Joseph R. Martinetto	Senior Executive Vice President, Chief Financial Officer and Director	Trustee
James D. McCool	Executive Vice President, Corporate Initiatives	None
James F. McGuire	Executive Vice President and Chief Information Officer	None
Nigel J. Murtagh	Executive Vice President, Corporate Risk	None
Martha D. Tuma	Executive Vice President and Human Resources	None

The principal business address of all directors and officers of Schwab is 211 Main Street, San Francisco, California 94105.
(c) None.
ITEM 33.        LOCATION OF ACCOUNTS AND RECORDS.
All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant and Registrant’s investment adviser and administrator: Charles Schwab Investment Management, Inc., 211 Main Street, San Francisco, California 94105; Registrant’s principal underwriter: Charles Schwab & Co., Inc., 211 Main Street, San Francisco, California 94105; Registrant’s custodian for the Schwab Government Money Market Portfolio: State Street Bank and Trust Company, One Lincoln Street, Boston, MA, 02111; and Registrant’s custodian for the Schwab S&P 500 Index Fund and Schwab MarketTrack Growth Portfolio II: Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, 02109.
ITEM 34.        MANAGEMENT SERVICES.
Not applicable.
ITEM 35.        UNDERTAKINGS.
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 42 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 12th day of April, 2016.
SCHWAB ANNUITY PORTFOLIOS
Registrant

Marie A. Chandoha*
Marie A. Chandoha, President and Chief Executive Officer
Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 12th day of April, 2016.
Signature	Title
Walter W. Bettinger II* Walter W. Bettinger II	Chairman and Trustee
Marie A. Chandoha* Marie A. Chandoha	Trustee, President and Chief Executive Officer
Joseph R. Martinetto* Joseph R. Martinetto	Trustee
Robert W. Burns* Robert W. Burns	Trustee
John F. Cogan* John F. Cogan	Trustee
Stephen Timothy Kochis* Stephen Timothy Kochis	Trustee
David L. Mahoney* David L. Mahoney	Trustee
Kiran M. Patel* Kiran M. Patel	Trustee
Kimberly S. Patmore* Kimberly S. Patmore	Trustee
Charles A. Ruffel* Charles A. Ruffel	Trustee
Gerald B. Smith* Gerald B. Smith	Trustee
Joseph H. Wender* Joseph H. Wender	Trustee

Signature	Title
Mark D. Fischer* Mark D. Fischer	Treasurer and Chief Financial Officer

*By:	/s/ Douglas P. Dick Douglas P. Dick, Attorney-in-Fact Pursuant to Power of Attorney

EXHIBIT INDEX
Exhibit (i)	Opinion and Consent of Counsel

Exhibit (j)(i)	Consent of PricewaterhouseCoopers LLP
0